      As filed with the Securities and Exchange Commission on April 10, 2006


                                            REGISTRATION STATEMENT NO. 333-82009
                                                                       811-09411

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  -------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 9


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 18

                                 ---------------

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                ----------------


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.


[ ]   ___ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Individual Variable Annuity Contracts


================================================================================

                  VINTAGE II(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:




AMERICAN FUNDS INSURANCE SERIES - CLASS 2
    American Funds Global Growth Fund
    American Funds Growth Fund
    American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
    Franklin Income Securities Fund
    Templeton Developing Markets Securities Fund
    Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
    Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
    Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. CLASS I+
    Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
    Legg Mason Partners Variable Appreciation Portfolio+
    Legg Mason Partners Variable Equity Index Portfolio - Class II+
    Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
    Legg Mason Partners Variable Adjustable Rate Income Portfolio+
    Legg Mason Partners Variable Aggressive Growth Portfolio+
    Legg Mason Partners Variable High Income Portfolio+
    Legg Mason Partners Variable Large Cap Growth Portfolio+
    Legg Mason Partners Variable Mid Cap Core Portfolio+
    Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
    Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
      and Value+
    Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All
      Cap Growth and Value+
    Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
      Growth and Value+


    Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap
      Growth and Value+

LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
    Legg Mason Partners Variable Small Cap Growth
      Opportunities Portfolio+
MET INVESTORS SERIES TRUST
    Dreman Small-Cap Value Portfolio - Class A+
    Harris Oakmark International Portfolio - Class A+
    Janus Capital Appreciation Portfolio - Class A+
    Lord Abbett Growth and Income Portfolio - Class B+
    Lord Abbett Mid-Cap Value Portfolio - Class B+
    Mercury Large-Cap Core Portfolio - Class A+
    Met/AIM Capital Appreciation Portfolio - Class A+
    Met/AIM Small Cap Growth Portfolio - Class A+
    MFS Value Portfolio - Class A+
    Neuberger Berman Real Estate Portfolio - Class A+
    Pioneer Fund Portfolio - Class A+
    Pioneer Mid-Cap Value Portfolio - Class A+
    Pioneer Strategic Income Portfolio - Class A+
    Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.

    BlackRock Aggressive Growth Portfolio - Class D+
    BlackRock Bond Income Portfolio - Class E+
    Capital Guardian U.S. Equity Portfolio - Class A+
    FI Large Cap Portfolio - Class A+
    FI Value Leaders Portfolio - Class D+
    MFS(R) Total Return Portfolio - Class F+
    Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
    Real Return Portfolio
    Total Return Portfolio
PUTNAM VARIABLE TRUST - CLASS IB
    Putnam VT Small Cap Value Fund
VARIABLE INSURANCE PRODUCTS FUND
    VIP Contrafund(R) Portfolio - Service Class
    VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS - CLASS B

    MetLife Conservative Allocation Portfolio+
    MetLife Conservative to Moderate Allocation Portfolio+
    MetLife Moderate Allocation Portfolio+
    MetLife Moderate to Aggressive Allocation Portfolio+
    MetLife Aggressive Allocation Portfolio+


--------------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract -- The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary................................................................................      3
Summary.................................................................................      5
Fee Table...............................................................................      9
Condensed Financial Information.........................................................     17
The Annuity Contract....................................................................     17
    Contract Owner Inquiries............................................................     18
    Purchase Payments...................................................................     18
    Accumulation Units..................................................................     18
    The Variable Funding Options........................................................     19
Fixed Account...........................................................................     25
Charges and Deductions..................................................................     26
    General.............................................................................     26
    Withdrawal Charge...................................................................     27
    Free Withdrawal Allowance...........................................................     27
    Transfer Charge.....................................................................     27
    Administrative Charges..............................................................     28
    Mortality and Expense Risk Charge...................................................     28
    Enhanced Stepped-Up Provision Charge................................................     28
    Guaranteed Minimum Withdrawal Benefit Charge........................................     28
    Variable Liquidity Benefit Charge...................................................     28
    Variable Funding Option Expenses....................................................     29
    Premium Tax.........................................................................     29
    Changes in Taxes Based upon Premium or Value........................................     29
Transfers...............................................................................     29
    Market Timing/Excessive Trading.....................................................     26
    Dollar Cost Averaging...............................................................     30
Access to Your Money....................................................................     31
    Guaranteed Minimum Withdrawal Benefit...............................................     32
    Systematic Withdrawals..............................................................     37
    Loans...............................................................................     37
Ownership Provisions....................................................................     38
    Types of Ownership..................................................................     38
       Contract Owner...................................................................     38
       Beneficiary......................................................................     38
       Annuitant........................................................................     38
Death Benefit...........................................................................     39
    Death Proceeds before the Maturity Date.............................................     39
    Enhanced Stepped-Up Provision ......................................................     41
    Payment of Proceeds.................................................................     42
    Spousal Contract Continuance........................................................     44
    Beneficiary Contract Continuance....................................................     44
    Planned Death Benefit...............................................................     44
    Death Proceeds after the Maturity Date..............................................     45
The Annuity Period......................................................................     45
    Maturity Date.......................................................................     45
    Allocation of Annuity...............................................................     45
    Variable Annuity....................................................................     45
    Fixed Annuity.......................................................................     46
Payment Options.........................................................................     46
    Election of Options.................................................................     46
    Annuity Options.....................................................................     46
    Variable Liquidity Benefit..........................................................     47
Miscellaneous Contract Provisions.......................................................     47
    Right to Return.....................................................................     47
    Termination.........................................................................     48
    Required Reports....................................................................     48
    Suspension of Payments..............................................................     48
The Separate Accounts...................................................................     48
    Performance Information.............................................................     49
Federal Tax Considerations..............................................................     49
    General Taxation of Annuities.......................................................     49
    Types of Contracts: Qualified and Non-qualified.....................................     50
    Qualified Annuity Contracts.........................................................     50
       Taxation of Qualified Annuity Contracts..........................................     50
       Mandatory Distributions for Qualified Plans......................................     50
    Non-qualified Annuity Contracts.....................................................     50
       Diversification Requirements for Variable Annuities..............................     51
       Ownership of the Investments.....................................................     51
       Taxation of Death Benefit Proceeds...............................................     52
    Other Tax Considerations............................................................     52
       Treatment of Charges for Optional Benefits.......................................     52
       Puerto Rico Tax Considerations...................................................     52
       Non-Resident Aliens..............................................................     52
Other Information.......................................................................     53
The Insurance Companies.................................................................     53
    Financial Statements................................................................     53
    Distribution of Variable Annuity Contracts..........................................     53
    Conformity with State and Federal Laws..............................................     55
    Voting Rights.......................................................................     55
    Restrictions on Final Transactions..................................................     55
    Legal Proceedings...................................................................     55
Appendix A: Condensed Financial
    Information for MetLife of CT Separate Account Nine.................................    A-1
Appendix B: Condensed Financial
    Information for MetLife of CT Separate Account Ten..................................    B-1
Appendix C: The Fixed Account...........................................................    C-1
Appendix D: Contents of the Statement of Additional Information.........................    D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                           VINTAGE II VARIABLE ANNUITY


This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each Company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.



WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.


You may purchase the Contract with an initial payment of at least $5000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE ........................................................................      6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE...........................................................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................      6%(3)

(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE......................................     $30(4)


--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
GREATER THAN OR EQUAL TO       BUT LESS THAN       WITHDRAWAL CHARGE
------------------------       -------------       -----------------
        0 years                   3 years                  6%
        3 years                   5 years                  5%
        5 years                   6 years                  4%
        6 years                   7 years                  3%
       7 + years                     -                     0%



(2)   We do not currently assess the transfer charge.



(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:



   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
------------------------     -------------     -----------------
        0 years                 3 years               6%
        3 years                 5 years               5%
        5 years                 6 years               4%
        6 years                 7 years               3%
       7 + years                   --                 0%



(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                                                                                  STEP-UP DEATH   ROLL-UP DEATH
                                                                         STANDARD DEATH BENEFIT      BENEFIT         BENEFIT
                                                                         ----------------------   -------------   -------------
Mortality and Expense Risk Charge.....................................             1.15%(5)           1.25%(5)        1.40%(5)
Administrative Expense Charge.........................................             0.15%              0.15%           0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
SELECTED..............................................................             1.30%              1.40%           1.55%
Optional E.S.P. Charge................................................             0.20%              0.20%           0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......             1.50%              1.60%           1.75%
Optional GMWB I Charge (maximum upon reset)...........................             1.00%(6)           1.00%(6)        1.00%(6)
Optional GMWB II Charge (maximum upon reset)..........................             1.00%(6)           1.00%(6)        1.00%(6)
Optional GMWB III Charge..............................................             0.25%              0.25%           0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED.......             2.30%              2.40%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED......             2.30%              2.40%           2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED.....             1.55%              1.65%           1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
SELECTED..............................................................             2.50%              2.60%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
SELECTED..............................................................             2.50%              2.60%           2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
SELECTED..............................................................             1.75%              1.85%           2.00%


------------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                     MINIMUM    MAXIMUM
                                                                                     -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying
Fund assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)                                 0.47%      4.47%


UNDERLYING FUND FEES AND EXPENSES


(as a percentage of average daily net assets)



                                           DISTRIBUTION
                                              AND/OR                             CONTRACTUAL FEE  NET TOTAL
                                           SERVICE(12b-            TOTAL ANNUAL      WAIVER         ANNUAL
                               MANAGEMENT       1)         OTHER    OPERATING    AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                   FEE         FEES      EXPENSES    EXPENSES     REIMBURSEMENT   EXPENSES**
--------------------------     ----------  ------------  --------  ------------  ---------------  ----------
AIM VARIABLE INSURANCE
FUNDS
    AIM V.I. Core Equity
       Fund - Series I+           0.60%         --         0.27%       0.87%            --           0.87%(1)
AMERICAN FUNDS INSURANCE
    SERIES
    American Funds Global
       Growth Fund - Class
       2*                         0.58%       0.25%        0.04%       0.87%            --           0.87%
    American Funds Growth
       Fund - Class 2*            0.33%       0.25%        0.02%       0.60%            --           0.60%
    American Funds
       Growth-Income Fund
       - Class 2*                 0.28%       0.25%        0.01%       0.54%            --           0.54%
FRANKLIN TEMPLETON
    VARIABLE INSURANCE
    PRODUCTS TRUST
    Franklin Income
       Securities Fund -
       Class II*                  0.46%       0.25%        0.02%       0.73%            --           0.73%(2)(3)
    Franklin Small-Mid Cap
       Growth Securities
       Fund - Class 2*+           0.48%       0.25%        0.28%       1.01%          0.02%          0.99%(3)(4)
    Templeton Developing
       Markets Securities
       Fund - Class 2*            1.24%       0.25%        0.29%       1.78%            --           1.78%
    Templeton Foreign
       Securities Fund -
       Class 2*                   0.65%       0.25%        0.17%       1.07%          0.05%          1.02%(4)
JANUS ASPEN SERIES
    Mid Cap Growth
       Portfolio - Service
       Shares*                    0.64%       0.25%        0.03%       0.92%            --           0.92%
LAZARD RETIREMENT SERIES,
    INC.
    Lazard Retirement
       Small Cap
       Portfolio*                 0.75%       0.25%        0.22%       1.22%            --           1.22%
LEGG MASON PARTNERS
    INVESTMENT SERIES
    Legg Mason Partners
       Variable Dividend
       Strategy
       Portfolio+++               0.65%         --         0.21%       0.86%            --           0.86%
    Legg Mason Partners
       Variable Premier
       Selections All Cap
       Growth Portfolio+++        0.75%         --         0.19%       0.94%            --           0.94%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS
    I, INC.
    Legg Mason Partners
       Variable All Cap
       Portfolio - Class
       I+                         0.75%         --         0.07%       0.82%            --           0.82%

    Legg Mason Partners
       Variable Investors
       Portfolio - Class I        0.65%         --         0.06%       0.71%            --           0.71%
    Legg Mason Partners
       Variable Small Cap
       Growth Portfolio -
       Class I+                   0.75%         --         0.22%       0.97%            --           0.97%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS II
    Legg Mason Partners
       Variable
       Appreciation
       Portfolio                  0.70%         --         0.02%       0.72%            --           0.72%
    Legg Mason Partners
       Variable
       Diversified
       Strategic Income
       Portfolio+                 0.65%         --         0.12%       0.77%            --           0.77%
    Legg Mason Partners
       Variable Equity
       Index Portfolio -
       Class II*                  0.31%       0.25%        0.03%       0.59%            --           0.59%
    Legg Mason Partners
       Variable
       Fundamental Value
       Portfolio                  0.75%         --         0.03%       0.78%            --           0.78%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS
    III, INC.
    Legg Mason Partners
       Variable
       Adjustable Rate
       Income Portfolio*++         0.55%       0.25%        0.28%       1.08%           --           1.08%(5)
   Legg Mason Partners
       Variable
       Aggressive Growth
       Portfolio++                 0.75%         --         0.02%       0.77%           --           0.77%(5)
    Legg Mason Partners
       Variable High
       Income Portfolio++          0.60%         --         0.06%       0.66%           --           0.66%
    Legg Mason Partners
       Variable
       International All
       Cap Growth
       Portfolio+++                0.85%         --         0.15%       1.00%           --           1.00%
    Legg Mason Partners
       Variable Large Cap
       Growth Portfolio++          0.75%         --         0.04%       0.79%           --           0.79%(5)
    Legg Mason Partners
       Variable Large Cap
       Value Portfolio+++          0.60%         --         0.05%       0.65%           --           0.65%
    Legg Mason Partners
       Variable Mid Cap
       Core Portfolio++            0.75%         --         0.07%       0.82%           --           0.82%
    Legg Mason Partners
       Variable Money
       Market Portfolio++          0.45%         --         0.02%       0.47%           --           0.47%(5)
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS IV
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - All
       Cap Growth and
       Value*                      0.75%       0.25%        0.06%       1.06%           --           1.06%
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio -
       Balanced All Cap
       Growth and Value*           0.75%       0.25%        0.06%       1.06%           --           1.06%
    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - Global
       All Cap Growth and
       Value*                      0.75%       0.25%        0.15%       1.15%           --           1.15%

    Legg Mason Partners
       Variable Multiple
       Discipline
       Portfolio - Large
       Cap Growth and
       Value*                     0.75%       0.25%        0.24%       1.24%            --           1.24%
LEGG MASON PARTNERS
    VARIABLE PORTFOLIOS V

    Legg Mason Partners
       Variable Small Cap
       Growth
       Opportunities
       Portfolio                  0.75%         --         0.30%       1.05%            --           1.05%
MET INVESTORS SERIES TRUST

    Dreman Small-Cap Value
       Portfolio - Class A        0.83%         --         3.64%       4.47%          3.37%          1.10%(6)
    Harris Oakmark
       International
       Portfolio - Class A        0.82%         --         0.13%       0.95%            --           0.95%
    Janus Capital
       Appreciation
       Portfolio - Class A        0.65%         --         0.09%       0.74%            --           0.74%(6)
    Lord Abbett Growth and
       Income Portfolio -
       Class B*                   0.50%       0.25%        0.04%       0.79%            --           0.79%(6)
    Lord Abbett Mid-Cap
       Value Portfolio -
       Class B*                   0.68%       0.25%        0.08%       1.01%            --           1.01%
    Mercury Large-Cap Core
       Portfolio - Class A        0.78%         --         0.12%       0.90%            --           0.90%(6)
    Met/AIM Capital
       Appreciation
       Portfolio - Class A        0.76%         --         0.05%       0.81%            --           0.81%(6)
    Met/AIM Small Cap
       Growth Portfolio -
       Class A                    0.90%         --         0.10%       1.00%            --           1.00%(6)
    MFS(R) Value Portfolio -
       Class A                    0.73%         --         0.24%       0.97%            --           0.97%(6)
    Neuberger Berman Real
       Estate Portfolio -
       Class A                    0.67%         --         0.03%       0.70%            --           0.70%
    Pioneer Fund Portfolio
       - Class A                  0.75%         --         0.28%       1.03%          0.03%          1.00%(6)
    Pioneer Mid-Cap Value
       Portfolio - Class A        0.75%         --         2.84%       3.59%          2.59%          1.00%(6)
    Pioneer Strategic
       Income Portfolio -
       Class A                    0.73%         --         0.09%       0.82%            --           0.82%(6)
    Third Avenue Small Cap
       Value Portfolio -
       Class B*                   0.75%       0.25%        0.05%       1.05%            --           1.05%
METROPOLITAN SERIES FUND,
    INC.
    BlackRock Aggressive
       Growth Portfolio -
       Class D*                   0.73%       0.10%        0.06%       0.89%            --           0.89%
    BlackRock Bond Income
       Portfolio - Class E*       0.40%       0.15%        0.07%       0.62%            --           0.62%(7)
    Capital Guardian U.S.
       Equity Portfolio -
       Class A                    0.67%         --         0.06%       0.73%            --           0.73%
    FI Large Cap Portfolio
       - Class A                  0.80%         --         0.06%       0.86%            --           0.86%(8)
    FI Value Leaders
       Portfolio - Class D*       0.66%       0.10%        0.07%       0.83%            --           0.83%
    MFS(R) Total Return
       Portfolio - Class F*       0.57%       0.20%        0.16%       0.93%            --           0.93%
    Oppenheimer Global
       Equity Portfolio -
       Class B*                   0.60%       0.25%        0.33%       1.18%            --           1.18%
    T. Rowe Price Large
       Cap Growth
       Portfolio - Class
       B*+                        0.60%       0.25%        0.12%       0.97%            --           0.97%(9)

PIMCO VARIABLE INSURANCE
    TRUST
    Real Return Portfolio -
       Administrative Class       0.25%         --         0.41%       0.66%            --           0.66%(10)
    Total Return Portfolio
       - Administrative
       Class                      0.25%         --         0.40%       0.65%            --           0.65%
PUTNAM VARIABLE TRUST
    Putnam VT Discovery
       Growth Fund - Class
       IB*+                       0.70%       0.25%        0.47%       1.42%            --           1.42%
    Putnam VT International
       Equity Fund - Class
       IB*+                       0.75%       0.25%        0.18%       1.18%            --           1.18%
    Putnam VT Small Cap
       Value Fund - Class
       IB*                        0.76%       0.25%        0.08%       1.09%            --           1.09%
VAN KAMPEN LIFE INVESTMENT
    TRUST
    Emerging Growth
       Portfolio - Class I+       0.70%         --         0.07%       0.77%            --           0.77%
VARIABLE INSURANCE PRODUCTS
    FUND
    VIP Contrafund(R)
       Portfolio - Service
       Class*                     0.57%       0.10%        0.09%       0.76%            --           0.76%
    VIP Mid Cap Portfolio -
       Service Class 2*           0.57%       0.25%        0.12%       0.94%            --           0.94%



                                                                                                                      NET TOTAL
                                                                                                                       ANNUAL
                                                                                                                      OPERATING
                                                                                                                      EXPENSES
                                                        DISTRIBUTION                      CONTRACTUAL                 INCLUDING
                                                           AND/OR               TOTAL     FEE WAIVER     NET TOTAL       NET
                                                           SERVICE             ANNUAL       AND/OR        ANNUAL     EXPENSES OF
                                              MANAGEMENT  (12b-1)     OTHER  OPERATING     EXPENSE      OPERATING   UNDERLYING
             UNDERLYING FUND:                    FEE        FEES     EXPENSES EXPENSES   REIMBURSEMENT  EXPENSES**   PORTFOLIOS
---------------------------------------------- -------- ------------ -------- ---------  -------------  ----------   -----------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      0.95%    1.30%        0.95%         0.35%     0.98%(11)(12)
MetLife Conservative to Moderate Allocation
  Portfolio -- Class B*.......................  0.10%       0.25%      0.31%    0.66%        0.31%         0.35%     1.00%(11)(12)
MetLife Moderate Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      0.19%    0.54%        0.19%         0.35%     1.04%(11)(12)
MetLife Moderate to Aggressive Allocation
  Portfolio -- Class B*.......................  0.10%       0.25%      0.24%    0.59%        0.24%         0.35%     1.06%(11)(12)
MetLife Aggressive Allocation Portfolio --
  Class B*....................................  0.10%       0.25%      1.66%    2.01%        1.66%         0.35%     1.07%(11)(12)


--------------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+     Closed to new investors.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES



(1) As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2)   The Fund administration fee is paid indirectly through the management fee.

(3) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(4) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(5) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006: Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(7) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(8) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.



EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                          IF CONTRACT IS SURRENDERED AT THE  IF CONTRACT IS NOT SURRENDERED OR
                                                 END OF PERIOD SHOWN:        ANNUITIZED AT END OF PERIOD SHOWN:
                                          ---------------------------------  ---------------------------------
            FUNDING OPTION                1 YEAR  3 YEARS  5 YEARS 10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------  ------  -------  ------- --------  ------  -------  -------  --------
Underlying Fund with Maximum
Total Annual Operating Expenses.........    1321     2719    3961      6574     721     2119     3461      6574
Underlying Fund with Minimum
Total Annual Operating Expenses.........     928     1597    2181      3467     328      997     1681      3467


                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage II Variable Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                   MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE                          ANNUITANT ON THE CONTRACT/RIDER DATE
-------------------------------------              -----------------------------------------------
Standard Death Benefit                                                   80
Step-Up Benefit                                                          75
Roll-up Benefit                                                          75
Enhanced Stepped-Up Provision (E.S.P)                                    75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as

"limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:



FUNDING                                                  INVESTMENT                           INVESTMENT
OPTION                                                   OBJECTIVE                       ADVISER/SUBADVISER
----------------------------------------   ---------------------------------------  ---------------------------------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Core Equity Fund - Series
   I+*                                     Seeks to provide growth of capital.      A I M Advisors, Inc.
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -     Seeks capital appreciation through       Capital Research and Management
     Class 2                               stocks.                                  Company
   American Funds Growth Fund - Class 2    Seeks capital appreciation through       Capital Research and Management
                                           stocks.                                  Company
   American Funds Growth-Income Fund -     Seeks both capital appreciation and      Capital Research and Management
     Class 2                               income.                                  Company
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund -       Seeks to maximize income while           Franklin Advisers, Inc.
     Class II                              maintaining prospects for capital
                                           appreciation.
   Franklin Small-Mid Cap Growth           Seeks long-term capital growth.          Franklin Advisers, Inc.
     Securities Fund - Class 2+
   Templeton Developing Markets            Seeks long-term capital appreciation.    Templeton Asset Management Ltd.
     Securities Fund - Class 2
   Templeton Foreign Securities Fund -     Seeks long-term capital growth.          Templeton Investment Counsel, LLC
     Class 2                                                                        Subadviser: Franklin Templeton
                                                                                    Investment Management Limited

JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service      Seeks long-term growth of capital.       Janus Capital Management LLC
     Shares

LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.    Lazard Asset Management LLC
     Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable            Seeks capital appreciation, principally  Smith Barney Fund Management LLC
     Dividend Strategy Portfolio+*         through investments in dividend-paying
                                           stocks.
   Legg Mason Partners Variable            Seeks long-term capital growth.          Smith Barney Fund Management LLC
     Premier Selections All Cap Growth
     Portfolio+*
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC.
   Legg Mason Partners Variable All        Seeks capital appreciation through       Salomon Brothers Asset Management
     Cap Portfolio - Class I+*             investments.                             Inc
   Legg Mason Partners Variable            Seeks long-term growth of capital, with  Salomon Brothers Asset Management
     Investors Portfolio - Class I         growth of current income as a secondary  Inc
                                           objective.
   Legg Mason Partners Variable Small      Seeks long term growth of capital.       Salomon Brothers Asset Management
     Cap Growth Portfolio+*                                                         Inc
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable            Seeks long-term appreciation of capital. Smith Barney Fund Management LLC
     Appreciation Portfolio
   Legg Mason Partners Variable            Seeks high current income.               Smith Barney Fund Management LLC
     Diversified Strategic Income                                                   Subadviser: Citigroup Asset
     Portfolio+*                                                                    Management Ltd.
   Legg Mason Partners Variable Equity     Seeks to correspond to the price and     TIMCO Asset Management, Inc.
     Index Portfolio - Class II            yield performance of the S&P 500 Index.
   Legg Mason Partners Variable            Seeks long-term capital growth. Current   Smith Barney Fund Management LLC
     Fundamental Value Portfolio           income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.

   Legg Mason Partners Variable            Seeks to provide high current income       Smith Barney Fund Management LLC
     Adjustable Rate Income Portfolio      and to limit the degree of fluctuation
                                           of its net asset value resulting from
                                           movements in interest rates.
   Legg Mason Partners Variable            Seeks long-term capital appreciation.      Smith Barney Fund Management LLC
     Aggressive Growth Portfolio
   Legg Mason Partners Variable High       Seeks high current income. Secondarily,    Smith Barney Fund Management LLC
     Income Portfolio                      seeks capital appreciation.
   Legg Mason Partners Variable            Seeks total return on assets from          Smith Barney Fund Management LLC
   International All Cap Growth            growth of capital and income.
     Portfolio+*
   Legg Mason Partners Variable Large      Seeks long term growth of capital.         Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large      Seeks long-term growth of capital with     Smith Barney Fund Management LLC
    Cap Value Portfolio+*                  current income as a secondary
                                           objective.
   Legg Mason Partners Variable Mid        Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Cap Core Portfolio
   Legg Mason Partners Variable            Seeks to maximize current income           Smith Barney Fund Management LLC
      Money  Market Portfolio              consistent with preservation of
                                           capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS IV
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     All Cap Growth and Value
   Legg Mason Partners Variable            Seeks a balance between long-term          Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -       growth of capital and principal
     Balanced All Cap Growth and Value     preservation.
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Global All Cap Growth and Value
   Legg Mason Partners Variable            Seeks long-term growth of capital.         Smith Barney Fund Management LLC
     Multiple Discipline Portfolio -
     Large Cap Growth and Value
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small      Seeks long-term capital growth.            Smith Barney Fund Management LLC
     Cap Growth Opportunities Portfolio
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio -      Seeks capital appreciation.                Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Dreman Value Management
                                                                                      L.L.C.
   Harris Oakmark International            Seeks long-term capital appreciation.      Met Investors Advisory, LLC
     Portfolio - Class A*                                                             Subadviser: Harris Associates L.P.
   Janus Capital Appreciation              Seeks capital appreciation.                Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser: Janus Capital
                                                                                      Management LLC
   Lord Abbett Growth and Income           Seeks growth of capital and current        Met Investors Advisory, LLC
     Portfolio - Class B                   income without excessive fluctuations in   Subadviser: Lord, Abbett & Co. LLC
                                           the market value.
   Lord Abbett Mid-Cap Value Portfolio     Seeks capital appreciation through         Met Investors Advisory, LLC
     - Class B                             investment, primarily in equity            Subadviser: Lord, Abbett & Co. LLC
                                           securities which are believed to be
                                           undervalued in the marketplace.
   Mercury Large-Cap Core Portfolio -      Seeks long-term capital growth.            Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation            Seeks capital appreciation.                Met Investors Advisory, LLC
     Portfolio - Class A                                                              Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Met/AIM Small Cap Growth Portfolio      Seeks long-term growth of capital.         Met Investors Advisory, LLC
     - Class A                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.

   MFS(R) Value Portfolio - Class A        Seeks capital appreciation and             Met Investors Advisory, LLC
                                           reasonable income.                         Subadviser: MFS
   Neuberger Berman Real Estate            Seeks to provide total return through      Met Investors Advisory, LLC
     Portfolio - Class A                   investment in real estate securities,      Subadviser: Neuberger Berman
                                           emphasizing both capital appreciation      Management, Inc.
                                           and current income.
   Pioneer Fund Portfolio - Class A        Seeks reasonable income and capital        Met Investors Advisory, LLC
                                           growth.                                    Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Mid-Cap Value Portfolio -       Seeks capital appreciation.                Met Investors Advisory, LLC
     Class A                                                                          Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio      Seeks a high level of current income.      Met Investors Advisory, LLC
     - Class A                                                                        Subadviser: Pioneer Investment
                                                                                      Management, Inc.
   Third Avenue Small Cap Value            Seeks long-term capital appreciation.      Met Investors Advisory, LLC
     Portfolio - Class B                                                              Subadviser: Third Avenue
                                                                                      Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth             Seeks maximum capital appreciation.        MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -       Seeks competitive total return primarily   MetLife Advisers, LLC
     Class E                               from investing in fixed-income              Subadviser: BlackRock Advisors,
                                           securities. Inc.
   Capital Guardian U.S. Equity            Seeks long-term growth of capital.         MetLife Advisers, LLC
     Portfolio - Class A                                                              Subadviser: Capital Guardian
                                                                                      Trust Company
   FI Large Cap Portfolio - Class A        Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management
                                                                                      & Research Company
   FI Value Leaders Portfolio - Class D    Seeks long-term growth of capital.         MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management
                                                                                      & Research Company
   MetLife Aggressive Allocation           Seeks growth of capital.                   MetLife Advisers, LLC
     Portfolio - Class B
   MetLife Conservative Allocation         Seeks a high level of current income,      MetLife Advisers, LLC
     Portfolio - Class B                   with growth of capital as a secondary
                                           objective.
   MetLife Conservative to Moderate        Seeks high total return in the form of     MetLife Advisers, LLC
     Allocation Portfolio - Class B        income and growth of capital, with a
                                           greater emphasis on income.
   MetLife Moderate Allocation             Seeks a balance between a high level of    MetLife Advisers, LLC
     Portfolio - Class B                   current income and growth of capital,
                                           with a greater emphasis on growth of
                                           capital.

   MetLife Moderate to Aggressive          Seeks growth of capital.                   MetLife Advisers, LLC
     Allocation Portfolio - Class B
   MFS(R) Total Return Portfolio -         Seeks a favorable total return through     MetLife Advisers, LLC
      Class F                              investment in a diversified portfolio.     Subadviser: Massachusetts Financial
                                                                                      Services Company
   Oppenheimer Global Equity Portfolio     Seeks capital appreciation.                MetLife Advisers, LLC
     - Class B                                                                        Subadviser: OppenheimerFunds, Inc.
   T.Rowe Price Large Cap Growth           Seeks long-term growth of capital and,     MetLife Advisers, LLC
     Portfolio - Class B+*                 secondarily, dividend income.              Subadviser: T. Rowe Price
                                                                                      Associates Inc.

PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -                 Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent   Company LLC
                                           investment management.
   Total Return Portfolio -                Seeks maximum total return, consistent     Pacific Investment Management
     Administrative Class                  with preservation of capital and prudent   Company LLC
                                           investment management.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -       Seeks long-term growth of capital.         Putnam Investment Management, LLC
     Class IB+

   Putnam VT International Equity Fund     Seeks capital appreciation.                Putnam Investment Management, LLC
     - Class IB+
   Putnam VT Small Cap Value Fund -        Seeks capital appreciation.                Putnam Investment Management, LLC
     Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+    Seeks capital appreciation.                Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service   Seeks long-term capital appreciation.      Fidelity Management & Research
     Class                                                                            Company
   VIP Mid Cap Portfolio - Service         Seeks long-term growth of capital.         Fidelity Management & Research
     Class 2                                                                          Company


--------------
+     Closed to new investors.


* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES


                       FORMER NAME                                                          NEW NAME
------------------------------------------------------------         ----------------------------------------------------------
GREENWICH STREET SERIES FUND                                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                              Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                              Legg Mason Partners Variable Diversified Strategic
                                                                       Income Portfolio
   Equity Index Portfolio                                              Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                         Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                            LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                        Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                      Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                               Legg Mason Partners Variable Small Cap Growth Portfolio
SMITH BARNEY INVESTMENT SERIES                                       LEGG MASON PARTNERS INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                            Legg Mason Partners Variable Dividend Strategy
                                                                       Portfolio
   Smith Barney Premier Selections All Cap Growth Portfolio            Legg Mason Partners Variable Premier Selections All
                                                                       Cap Growth Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                               LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value              Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-All Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth and           Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth and             Legg Mason Partners Variable Multiple Discipline
   Value                                                               Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth and Value            Legg Mason Partners Variable Multiple Discipline
                                                                       Portfolio-Large Cap Growth and Value
TRAVELERS SERIES FUND INC.                                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                                 Legg Mason Partners Variable Adjustable Rate Income
                                                                       Portfolio
   Smith Barney Aggressive Growth Portfolio                            Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                                  Legg Mason Partners Variable High Income Portfolio
   Smith Barney International All Cap Growth Portfolio                 Legg Mason Partners Variable International All Cap
                                                                       Growth Portfolio
   Smith Barney Large Cap Growth Portfolio                             Legg Mason Partners Variable Large Cap Growth
                                                                       Portfolio
   Smith Barney Large Cap Value Portfolio                              Legg Mason Partners Variable Large Cap Value Portfolio
   Smith Barney Mid Cap Core Portfolio                                 Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                                 Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio               Legg Mason Partners Variable Small Cap Growth
                                                                       Opportunities Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.



               FORMER UNDERLYING FUND                                                  NEW UNDERLYING FUND
------------------------------------------------------               ----------------------------------------------------------
--                                                                   MET INVESTORS SERIES TRUST
CAPITAL APPRECIATION FUND                                              Janus Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUND                                          AIM VARIABLE INSURANCE FUND
   AIM VI Premier Equity Fund                                        AIM VI Core Equity Fund
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     AIM Capital Appreciation Portfolio                                MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Equity Income Portfolio                                           FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Large Cap Portfolio                                               FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Aggressive Portfolio                   MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Conservative Portfolio                 MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate - Conservative                MetLife Conservative to Moderate Allocation Portfolio
     Allocation Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.

     Managed Allocation Series: Moderate - Aggressive                  MetLife Moderate to Aggressive Allocation Portfolio
     Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Managed Allocation Series: Moderate Portfolio                     MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mercury Large Cap Core Portfolio                                  Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Mid Cap Growth Portfolio                                   BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     MFS(R) Total Return Portfolio                                     MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     MFS(R) Value Portfolio                                            MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Mondrian International Stock Portfolio                            Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Fund Portfolio                                            Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Mid-Cap Value Portfolio                                   Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Pioneer Strategic Income Portfolio                                Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Strategic Equity Portfolio                                        FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Growth Portfolio                    MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                               MET INVESTORS SERIES TRUST
     Style Focus Series: Small Cap Value Portfolio                     Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Travelers Managed Income Portfolio                                BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                               METROPOLITAN SERIES FUND, INC.
     Van Kampen Enterprise Portfolio                                   Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS The following new Underlying Funds were substituted for the former Underlying Funds.



             FORMER UNDERLYING FUND                                              NEW UNDERLYING FUND
------------------------------------------------                     -------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio                       Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND                     METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio                        T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                                   MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                                            Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                                       METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                                 Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                                       MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                                 Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                                       Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                                         METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                                    Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                                 Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                                        MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                             Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      - administration of the annuity options available under the Contracts and

      -     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,


      - sales and marketing expenses including commission payments to your registered representative, and


      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
        0 years                3 years              6%
        3 years                5 years              5%
        5 years                6 years              4%
        6 years                7 years              3%
       7 + years                                    0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun

      -     under the Managed Distribution Program

      - if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT      WITHDRAWAL CHARGE
------------------------------------------   -----------------
GREATER THAN OR EQUAL TO    BUT LESS THAN
         0 years               3 years              6%
         3 years               5 years              5%
         5 years               6 years              4%
         6 years               7 years              3%
        7 + years                                   0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.

NAME OF RIDER:             GMWB I                      GMWB II                      GMWB III
--------------  ---------------------------  ---------------------------   ---------------------------
ALSO CALLED:             Principal                    Principal                     Principal
                         Guarantee                    Guarantee                  Guarantee Value

AVAILABILITY:    Not available for purchase
                on or after March 28, 2005,  Available on or after March   Available on or after March
                   unless GMWB II is not       28, 2005 if approved in       28, 2005 if approved in
                   approved in your state            your state                    your state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                        GMWB I       GMWB II     GMWB III
                                                                        ------       -------     --------
If you make your first withdrawal BEFORE the 3rd anniversary
after you purchase GMWB:..........................................     5% of RBB    5% of RBB    5% of RBB
If you make your first withdrawal AFTER the 3rd anniversary
after you purchase GMWB:..........................................     10% of RBB   10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

PARTIAL                                 (100,000           [5,000 X (1-                       (100,000          [5,000 X (1-
WITHDRAWAL                         X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   88,235/100,000)]
REDUCTION (PWR)          N/A             8,696                  500             N/A            $11,765             = $588

GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

WITHDRAWAL EXAMPLE FOR GMWB I

                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
                      ----------------------------------------------------    ------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                      --------     ------------------    -----------------    --------    -----------------   ----------------
VALUES AS OF

INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER                        91,304               $4,565                          $88,235              $4,412
WITHDRAWAL
                                                                                             [100,000 -
                                   [100,000- (100,000    [5,000 - (5,000 X                   (100,000 X           [5,000 X
                      $105,000     X 10,000/115,000)]    91,304/100,000)]     $75,000     10,000/85,000)]    (88,235/100,000)]

CHANGE IN VALUE
DUE TO
WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:


      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.



            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.


GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                            GMWB I    GMWB II   GMWB III
                                            ------    -------   --------
Current Annual Charge..................      0.40%     0.50%     0.25%
Maximum Annual Charge After a Reset....      1.00%     1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                            GMWB I                 GMWB II                   GMWB III
                     --------------------   ---------------------  ----------------------------
AWB                   5% of RBB if first      5% of RBB if first            5% of RBB
                     withdrawal before 3rd  withdrawal before 3rd
                          anniversary            anniversary
                      10% of RBB if first    10% of RBB if first
                     withdrawal after 3rd    withdrawal after 3rd
                          anniversary            anniversary

ANNUAL CHARGE                0.40%                  0.50%                     0.25%

RESET                         Yes                    Yes                        No

CAN I CANCEL MY               No              Yes, after the 5th        Yes, after the 5th
GMWB?                                        anniversary of GMWB       anniversary of GMWB
                                                   purchase                  purchase

INVESTMENT                    No                     Yes                       Yes
RESTRICTIONS

WAIVER OF                     No                     Yes                       Yes
RECALCULATION OF
AWB FOR
DISTRIBUTIONS FROM
TAX-QUALIFIED PLANS

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Annual Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

             AGE AT TIME OF DEATH                               DEATH BENEFIT
If Annuitant was younger than age 76 on the
Contract Date, the death benefit will be the
greatest of                                   -  the Contract Value on Death Report Date;
                                              -  the total Purchase Payments made under the
                                                 Contract less any prior withdrawals; or
                                              -  the Step-Up Value, if any, as described below.

If Annuitant was age 76 through 80 on the
Contract Date, the death benefit will be the
greater of                                    -  the Contract Value on Death Report Date; or
                                              -  the total Purchase Payments made under the
                                                 Contract less any prior withdrawals

If Annuitant was age 81 or older on the
Contract Date, the death benefit will be      -  the Contract Value on Death Report Date

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT

The death benefit will be
the greatest of:           -  the Contract Value on Death Report Date;
                           -  the total Purchase Payments made under the
                              Contract less any
                              prior withdrawals; or
                           -  the Step-Up Value, if any, as described below.

ROLL-UP DEATH BENEFIT

          AGE AT TIME OF DEATH                                     DEATH BENEFIT
------------------------------------------   -----------------------------------------------------------
If the Annuitant dies before age 80, the
death benefit will be the greatest of:       -  the Contract Value;
                                             -  the Roll-Up Death Benefit Value (as described below); or
                                             -  the Step-Up Value, if any, as described below.

If the Annuitant dies on or after age 80,
the death benefit will be the greatest of:   -  the Contract Value; or
                                             -  the Roll-Up Death Benefit Value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                Purchase Payments and minus any partial surrender
                                                reductions (as described below) that occur after
                                                the Annuitant's 80th birthday; or
                                             -  the Contract Value

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 X (10,000/55,000) = $9,090


Your new Step-Up Value would be 50,000 - 9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:


           50,000 X (10,000/30,000) = $16,666


Your new Step-Up Value would be 50,000 - 16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


           50,000 X (10,000/55,000) = $9,090



Your new modified Purchase Payment would be $50,000 - $9,090 = $40,910


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


           50,000 X (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                           MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                               PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:       UNLESS                                   APPLY*
-------------------------------        ------------------------     ------------------------------------  ------------
OWNER (WHO IS NOT THE                  The beneficiary (ies),       Unless the beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT              or if none, to the           continue the Contract rather than
OWNER)                                 Contract Owner's estate.     receive the distribution.

OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to      Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                Yes
NOT THE ANNUITANT)                     owner.

NON-SPOUSAL JOINT OWNER (WHO           The beneficiary (ies),       Unless the beneficiary elects to      Yes
IS THE ANNUITANT)                      or, if none, to the           continue the Contract rather than
                                       surviving joint owner.       receive a distribution.

SPOUSAL JOINT OWNER (WHO IS            The surviving joint          Unless the spouse elects to           Yes
NOT THE ANNUITANT)                     owner.                       continue the Contract.

SPOUSAL JOINT OWNER (WHO IS            The beneficiary (ies),       Unless the spouse elects to continue  Yes
THE ANNUITANT)                         or, if none, to the          the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary
                                                                    may decline to continue the
                                                                    Contract and instruct the Company
                                                                    to pay the beneficiary.

                                                                                                               MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                   PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS                                      APPLY*
-------------------------------        ------------------------      ------------------------------------  -------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),        Unless the beneficiary elects to      Yes
CONTRACT OWNER)                        or if none, to the            continue the Contract rather than
                                       Contract Owner.               receive the distribution.

                                                                     But, if there is a Contingent
                                                                     Annuitant, then the Contingent
                                                                     Annuitant becomes the Annuitant
                                                                     and the Contract continues in effect
                                                                     (generally using the original
                                                                     Maturity Date). The proceeds will
                                                                     then be paid upon the death of the
                                                                     Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT         See death of "owner                                                 Yes
OWNER)                                 who is the Annuitant"
                                       above.

ANNUITANT (WHERE OWNER IS A            The beneficiary (ies),                                              Yes (Death of
NON-NATURAL ENTITY/TRUST)              or if none, to the owner.                                           Annuitant is
                                                                                                           treated as death of
                                                                                                           the owner in these
                                                                                                           circumstances.)

CONTINGENT ANNUITANT                   No death proceeds are                                               Yes
(ASSUMING ANNUITANT IS STILL           payable; Contract continues.
ALIVE)

BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

                               QUALIFIED CONTRACTS

                                                                                                            MANDATORY
    BEFORE THE MATURITY DATE,              THE COMPANY WILL                                                PAYOUT RULES
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:        UNLESS                                   APPLY*
-------------------------------        ------------------------      ------------------------------------  ------------
OWNER / ANNUITANT                      The beneficiary (ies),        Unless the beneficiary elects to      Yes
                                       or if none, to the            continue the Contract rather than
                                       Contract Owner's estate.      receive a distribution.

BENEFICIARY                            No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.

CONTINGENT BENEFICIARY                 No death proceeds are                                               N/A
                                       payable; Contract
                                       continues.


----------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 95th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 - Life Annuity - No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 - Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 - Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 - Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 - Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

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                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

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In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.



GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

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TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.



MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59-1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70-1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

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                                OTHER INFORMATION


Vintage II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



FINANCIAL STATEMENTS


The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.30%


                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                PORTFOLIO NAME                              YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                         2005      1.135          1.324           31,202
                                                            2004      0.962          1.135                -
                                                            2003      0.780          0.962                -
                                                            2002      1.000          0.780                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005      0.786          0.820           95,823
                                                            2004      0.753          0.786           95,819
                                                            2003      0.610          0.753           94,245
                                                            2002      0.886          0.610           57,411
                                                            2001      1.000          0.886           58,685

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005      1.130          1.166          181,062
                                                            2004      1.029          1.130          182,993
                                                            2003      0.788          1.029          178,669
                                                            2002      1.000          0.788            9,718

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                   2005      0.671          0.761          379,064
                                                            2004      0.628          0.671          413,899
                                                            2003      0.515          0.628          437,056
                                                            2002      0.755          0.515          443,875
                                                            2001      0.926          0.755          502,272
                                                            2000      1.127          0.926          298,973
                                                            1999      1.000          1.127                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                    PORTFOLIO NAME                          YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005      1.035         1.165            644,446
                                                            2004      0.924         1.035            635,480
                                                            2003      0.692         0.924            564,989
                                                            2002      0.821         0.692            525,945
                                                            2001      0.970         0.821            396,132
                                                            2000      1.211         0.970            219,232
                                                            1999      1.000         1.211                  -

   Growth Fund - Class 2 Shares (2/00)                      2005      1.087         1.247          1,095,817
                                                            2004      0.979         1.087          1,147,016
                                                            2003      0.725         0.979          1,151,521
                                                            2002      0.972         0.725            941,090
                                                            2001      1.204         0.972            610,536
                                                            2000      1.167         1.204            139,836
                                                            1999      1.000         1.167                  -

   Growth-Income Fund - Class 2 Shares (2/00)               2005      1.287         1.344          1,774,707
                                                            2004      1.181         1.287          1,852,914
                                                            2003      0.904         1.181          1,853,357
                                                            2002      1.121         0.904          1,609,213
                                                            2001      1.107         1.121          1,049,824
                                                            2000      1.039         1.107            197,664
                                                            1999      1.000         1.039                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)         2005      1.643         1.738                  -
                                                            2004      1.267         1.643                  -
                                                            2003      0.958         1.267                  -
                                                            2002      1.000         0.958                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)  2005      1.211         1.318              4,100
                                                            2004      1.075         1.211                  -
                                                            2003      1.000         1.075              1,000

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR    END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005      1.210          1.315                -
                                                              2004      1.068          1.210                -
                                                              2003      1.000          1.068            1,000

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)   2005      1.000          1.036                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                              2005      0.879          0.909          228,339
                                                              2004      0.799          0.879          252,130
                                                              2003      0.589          0.799          244,209
                                                              2002      0.837          0.589          143,673
                                                              2001      1.001          0.837          116,704
                                                              2000      1.215          1.001           64,153
                                                              1999      1.000          1.215                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005      1.161          1.267          311,425
                                                              2004      1.044          1.161          334,972
                                                              2003      0.845          1.044          325,337
                                                              2002      1.000          0.845          100,137

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005      1.784          2.244           27,318
                                                              2004      1.449          1.784           10,263
                                                              2003      1.000          1.449              449

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)  2005      1.093          1.189          348,784
                                                              2004      0.935          1.093          376,754
                                                              2003      0.716          0.935          331,478
                                                              2002      0.891          0.716          272,558
                                                              2001      1.074          0.891          228,595
                                                              2000      1.115          1.074           33,594
                                                              1999      1.000          1.115                -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)   2005      1.183          1.272           41,732
                                                              2004      1.033          1.183                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                            UNIT VALUE AT                 NUMBER OF UNITS
                                                            BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                 YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------  ----  -------------  ------------   ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                        2003      0.792          1.033                -
                                                      2002      1.000          0.792                -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                      2005      1.046          1.077          812,511
                                                      2004      0.974          1.046          838,578
                                                      2003      0.792          0.974          789,381
                                                      2002      0.973          0.792          811,466
                                                      2001      1.026          0.973          386,946
                                                      2000      1.044          1.026          190,206
                                                      1999      1.000          1.044                -

   Diversified Strategic Income Portfolio (7/00)      2005      1.242          1.257          621,062
                                                      2004      1.178          1.242          656,373
                                                      2003      1.068          1.178          698,235
                                                      2002      1.032          1.068          474,374
                                                      2001      1.014          1.032          306,470
                                                      2000      0.999          1.014           17,824
                                                      1999      1.000          0.999                -

   Equity Index Portfolio - Class II Shares (6/00)    2005      0.869          0.894          182,821
                                                      2004      0.798          0.869          188,261
                                                      2003      0.633          0.798          182,850
                                                      2002      0.826          0.633          114,890
                                                      2001      0.955          0.826          111,598
                                                      2000      1.067          0.955           27,831
                                                      1999      1.000          1.067                -

   Fundamental Value Portfolio (6/00)                 2005      1.310          1.355        1,029,480
                                                      2004      1.226          1.310        1,097,780
                                                      2003      0.896          1.226        1,158,025
                                                      2002      1.153          0.896          758,878
                                                      2001      1.234          1.153          588,600
                                                      2000      1.037          1.234          146,610
                                                      1999      1.000          1.037                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)   2005      0.451          0.499          188,975
                                                      2004      0.379          0.451          190,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)    2003      0.285          0.379           214,606
                                                             2002      0.402          0.285           119,873
                                                             2001      0.674          0.402           127,433
                                                             2000      1.000          0.674            57,556

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)              2005      1.516          1.556             7,078
                                                             2004      1.337          1.516             7,078
                                                             2003      1.000          1.337             1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                        2005      1.385          1.411                 -
                                                             2004      1.245          1.385                 -
                                                             2003      1.000          1.245             3,478

   Mid-Cap Value Portfolio (5/03)                            2005      1.543          1.649            21,664
                                                             2004      1.260          1.543             3,301
                                                             2003      1.000          1.260             3,651

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)       2005      1.127          1.136             9,803
                                                             2004      1.049          1.127             6,233
                                                             2003      1.000          1.049                 -

   Total Return Portfolio - Administrative Class (5/01)      2005      1.218          1.231         1,836,453
                                                             2004      1.176          1.218         1,938,032
                                                             2003      1.134          1.176         2,391,763
                                                             2002      1.054          1.134         1,135,768
                                                             2001      1.000          1.054           142,080

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)  2005      0.775          0.821            13,730
                                                             2004      0.730          0.775            13,055
                                                             2003      0.560          0.730             8,771
                                                             2002      0.806          0.560             3,766
                                                             2001      1.000          0.806             1,568

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                   2005      1.014          1.124          139,183
                                                            2004      0.884          1.014          126,825
                                                            2003      0.697          0.884          118,813
                                                            2002      0.858          0.697           32,066
                                                            2001      1.000          0.858            4,131

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)  2005      1.617          1.709           92,613
                                                            2004      1.298          1.617           91,173
                                                            2003      0.879          1.298          125,042
                                                            2002      1.089          0.879          119,022
                                                            2001      1.000          1.089           27,156

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                            2005      1.316          1.352          419,329
                                                            2004      1.231          1.316          444,091
                                                            2003      0.897          1.231          388,411
                                                            2002      1.212          0.897          238,858
                                                            2001      1.205          1.212          196,939
                                                            2000      1.033          1.205           56,658
                                                            1999      1.000          1.033                -

   Investors Fund - Class I (1/01)                          2005      1.198          1.259          118,640
                                                            2004      1.099          1.198          122,214
                                                            2003      0.841          1.099          161,257
                                                            2002      1.108          0.841          122,448
                                                            2001      1.171          1.108           51,941
                                                            2000      1.029          1.171                -
                                                            1999      1.000          1.029                -

   Small Cap Growth Fund - Class I (3/00)                   2005      1.296          1.342           87,264
                                                            2004      1.141          1.296           87,420
                                                            2003      0.776          1.141           87,852
                                                            2002      1.204          0.776            3,000
                                                            2001      1.315          1.204            1,034
                                                            2000      1.141          1.315                -
                                                            1999      1.000          1.141                -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)           2005      0.812          0.800           74,091
                                                             2004      0.796          0.812           73,621
                                                             2003      0.653          0.796           63,083
                                                             2002      0.894          0.653           17,665
                                                             2001      1.000          0.894            1,370

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                    2005      0.871          0.914            7,293
                                                             2004      0.857          0.871            7,448
                                                             2003      0.647          0.857            9,623
                                                             2002      0.895          0.647            2,490
                                                             2001      1.000          0.895                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                   2005      1.450          1.506          350,815
                                                             2004      1.377          1.450          407,875
                                                             2003      1.062          1.377          355,766
                                                             2002      1.000          1.062            2,136

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                         2005      1.296          1.333          615,622
                                                             2004      1.250          1.296          658,255
                                                             2003      1.039          1.250          650,307
                                                             2002      1.000          1.039          369,328

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                         2005      1.519          1.597           36,910
                                                             2004      1.395          1.519           36,823
                                                             2003      1.075          1.395           24,561
                                                             2002      1.000          1.075            1,000

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                             2005      1.435          1.467           38,539
                                                             2004      1.362          1.435           33,075
                                                             2003      1.070          1.362           30,342
                                                             2002      1.000          1.070            1,174

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                   UNIT VALUE AT                 NUMBER OF UNITS
                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                   PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  -------------  -------------  ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                 2005      0.872         0.936             7,520
                                                             2004      0.829         0.872             7,530
                                                             2003      0.650         0.829             7,540
                                                             2002      0.865         0.650             5,245
                                                             2001      1.000         0.865             1,154

   Equity Income Portfolio (10/00)                           2005      1.200         1.238           499,998
                                                             2004      1.107         1.200           518,850
                                                             2003      0.855         1.107           419,770
                                                             2002      1.006         0.855           151,748
                                                             2001      1.092         1.006           137,176
                                                             2000      1.013         1.092            16,525
                                                             1999      1.000         1.013                 -

   Large Cap Portfolio (6/00)                                2005      0.724         0.776           359,523
                                                             2004      0.688         0.724           362,622
                                                             2003      0.559         0.688           354,540
                                                             2002      0.734         0.559           172,587
                                                             2001      0.900         0.734           165,937
                                                             2000      1.066         0.900            60,766
                                                             1999      1.000         1.066                 -

   Managed Allocation Series: Aggressive Portfolio (5/05)    2005      1.000         1.112                 -

   Managed Allocation Series: Conservative Portfolio (7/05)  2005      1.008         1.022             4,136

   Managed Allocation Series: Moderate Portfolio (6/05)      2005      1.008         1.056            21,813

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                    2005      1.000         1.090                 -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                          2005      1.000         1.033                 -

   Mercury Large Cap Core Portfolio (6/00)                   2005      0.765         0.846           191,863
                                                             2004      0.669         0.765           193,486

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                        UNIT VALUE AT                 NUMBER OF UNITS
                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                  PORTFOLIO NAME                  YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------  ----  -------------  -------------  ---------------
   Mercury Large Cap Core Portfolio  (continued)  2003      0.559          0.669           224,873
                                                  2002      0.757          0.559           182,592
                                                  2001      0.989          0.757           161,626
                                                  2000      1.061          0.989           101,243
                                                  1999      1.000          1.061                 -

   MFS(R) Emerging Growth Portfolio (2/00)        2005      0.655          0.636                 -
                                                  2004      0.589          0.655            97,124
                                                  2003      0.462          0.589           102,983
                                                  2002      0.712          0.462           123,340
                                                  2001      1.130          0.712           121,516
                                                  2000      1.433          1.130            97,130
                                                  1999      1.000          1.433                 -

   MFS(R) Mid Cap Growth Portfolio (3/02)         2005      0.840          0.854            71,846
                                                  2004      0.745          0.840                 -
                                                  2003      0.551          0.745                 -
                                                  2002      1.000          0.551                 -

   MFS(R) Total Return Portfolio (7/00)           2005      1.343          1.365         1,107,966
                                                  2004      1.221          1.343         1,174,241
                                                  2003      1.061          1.221         1,110,848
                                                  2002      1.135          1.061           695,684
                                                  2001      1.150          1.135           445,508
                                                  2000      0.999          1.150           202,359
                                                  1999      1.000          0.999                 -

   MFS(R) Value Portfolio (5/04)                  2005      1.123          1.180                 -
                                                  2004      1.000          1.123                 -

   Mondrian International Stock Portfolio (3/02)  2005      1.228          1.327            14,654
                                                  2004      1.074          1.228            16,556
                                                  2003      0.846          1.074                 -
                                                  2002      1.000          0.846                 -

   Pioneer Fund Portfolio (5/03)                  2005      1.336          1.397                 -
                                                  2004      1.218          1.336                 -
                                                  2003      1.000          1.218                 -

   Pioneer Mid Cap Value Portfolio (7/05)         2005      1.037          1.041                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                     YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Strategic Income Portfolio (5/04)              2005      1.096          1.122             7,550
                                                          2004      1.000          1.096                 -

   Strategic Equity Portfolio (6/00)                      2005      0.729          0.735           167,702
                                                          2004      0.670          0.729           193,465
                                                          2003      0.512          0.670           216,950
                                                          2002      0.782          0.512           255,773
                                                          2001      0.914          0.782           284,839
                                                          2000      1.132          0.914           202,439
                                                          1999      1.000          1.132                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)  2005      1.027          1.117                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)   2005      1.000          1.113                 -

   Travelers Managed Income Portfolio (7/00)              2005      1.222          1.223           801,572
                                                          2004      1.204          1.222           981,921
                                                          2003      1.125          1.204         1,070,557
                                                          2002      1.115          1.125           510,149
                                                          2001      1.059          1.115           188,214
                                                          2000      0.994          1.059            29,625
                                                          1999      1.000          0.994                 -

   Van Kampen Enterprise Portfolio (4/00)                 2005      0.664          0.707            35,382
                                                          2004      0.648          0.664            38,094
                                                          2003      0.523          0.648            39,159
                                                          2002      0.750          0.523            37,188
                                                          2001      0.964          0.750            49,390
                                                          2000      1.145          0.964            39,955
                                                          1999      1.000          1.145                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                 2005      0.998          1.009             7,944
                                                          2004      1.000          0.998            40,362
                                                          2003      1.000          1.000                 -

   Smith Barney Aggressive Growth Portfolio (3/00)        2005      1.254          1.382         1,278,473
                                                          2004      1.155          1.254         1,310,672

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)      2003      0.870          1.155         1,273,855
                                                              2002      1.309          0.870           573,856
                                                              2001      1.382          1.309           452,646
                                                              2000      1.210          1.382           164,358
                                                              1999      1.000          1.210                 -

   Smith Barney High Income Portfolio (8/00)                  2005      1.148          1.163           575,995
                                                              2004      1.053          1.148           716,412
                                                              2003      0.837          1.053           875,823
                                                              2002      0.876          0.837           672,340
                                                              2001      0.922          0.876           489,304
                                                              2000      1.016          0.922             1,807
                                                              1999      1.000          1.016                 -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                     2005      0.662          0.730           104,915
                                                              2004      0.569          0.662           109,830
                                                              2003      0.452          0.569           119,997
                                                              2002      0.617          0.452            87,057
                                                              2001      0.908          0.617            83,173
                                                              2000      1.207          0.908            47,399
                                                              1999      1.000          1.207                 -

   Smith Barney Large Cap Value Portfolio (6/00)              2005      0.988          1.038           390,097
                                                              2004      0.904          0.988           393,882
                                                              2003      0.718          0.904           402,191
                                                              2002      0.975          0.718           432,542
                                                              2001      1.076          0.975           384,096
                                                              2000      0.964          1.076           314,048
                                                              1999      1.000          0.964                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)  2005      0.926          0.962           597,379
                                                              2004      0.935          0.926           607,137
                                                              2003      0.642          0.935           629,393
                                                              2002      0.865          0.642           599,697
                                                              2001      1.001          0.865           517,862
                                                              2000      1.090          1.001           282,561
                                                              1999      1.000          1.090                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                UNIT VALUE AT                 NUMBER OF UNITS
                                                                BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                      PORTFOLIO NAME                      YEAR      YEAR        END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney Mid Cap Core Portfolio (4/00)             2005      1.351          1.444          375,043
                                                          2004      1.239          1.351          381,702
                                                          2003      0.967          1.239          366,913
                                                          2002      1.211          0.967          225,995
                                                          2001      1.364          1.211          191,467
                                                          2000      1.172          1.364           64,859
                                                          1999      1.000          1.172                -

   Smith Barney Money Market Portfolio (2/00)             2005      1.066          1.082        1,619,770
                                                          2004      1.070          1.066        1,994,070
                                                          2003      1.077          1.070        1,821,759
                                                          2002      1.078          1.077          524,727
                                                          2001      1.053          1.078          148,566
                                                          2000      1.006          1.053           64,613
                                                          1999      1.000          1.006                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)      2005      0.714          0.760          196,567
                                                          2004      0.675          0.714          221,492
                                                          2003      0.537          0.675          216,713
                                                          2002      0.806          0.537          196,991
                                                          2001      1.193          0.806          196,978
                                                          2000      1.345          1.193          115,899
                                                          1999      1.000          1.345                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                 2005      1.110          1.149          126,348
                                                          2004      0.973          1.110          127,107
                                                          2003      0.694          0.973          101,651
                                                          2002      0.946          0.694           46,293
                                                          2001      1.000          0.946                -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)         2005      1.169          1.349          223,984
                                                          2004      1.027          1.169          168,972
                                                          2003      0.811          1.027          163,339
                                                          2002      0.907          0.811           81,354
                                                          2001      1.048          0.907           53,627

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                               UNIT VALUE AT                 NUMBER OF UNITS
                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                    YEAR      YEAR        END OF YEAR     END OF YEAR
-------------------------------------------------------  ----  -------------  -------------  ---------------
   Contrafund(R) Portfolio - Service Class  (continued)  2000      1.138          1.048            22,930
                                                         1999      1.000          1.138                 -

   Mid Cap Portfolio - Service Class 2 (7/02)            2005      1.440          1.678           232,128
                                                         2004      1.170          1.440           220,808
                                                         2003      0.857          1.170           236,967
                                                         2002      1.000          0.857            62,979

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                  UNIT VALUE AT                 NUMBER OF UNITS
                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR      YEAR        END OF YEAR     END OF YEAR
----------------------------------------------------------  ----  -------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                         2005      1.382          1.597           144,490
                                                            2004      1.183          1.382            85,167
                                                            2003      0.968          1.183            62,369
                                                            2002      1.000          0.968                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)           2005      1.218          1.258             7,238
                                                            2004      1.178          1.218             7,578
                                                            2003      0.963          1.178            10,027
                                                            2002      1.000          0.963                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                   2005      1.349          1.380           863,304
                                                            2004      1.241          1.349           671,346
                                                            2003      0.960          1.241           324,534
                                                            2002      1.000          0.960                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                   2005      1.211          1.360           551,459
                                                            2004      1.143          1.211           216,941
                                                            2003      0.948          1.143            66,077
                                                            2002      1.000          0.948                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)               2005      1.445          1.612         5,479,126
                                                            2004      1.302          1.445         3,301,874
                                                            2003      0.984          1.302           560,403
                                                            2002      1.000          0.984                 -

   Growth Fund - Class 2 Shares (2/00)                      2005      1.413          1.606        15,362,612
                                                            2004      1.285          1.413         9,273,858
                                                            2003      0.960          1.285         2,482,245
                                                            2002      1.000          0.960                 -

   Growth-Income Fund - Class 2 Shares (2/00)               2005      1.357          1.404        18,636,981
                                                            2004      1.257          1.357        12,269,497
                                                            2003      0.971          1.257         2,985,394
                                                            2002      1.000          0.971                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                    UNIT VALUE AT                 NUMBER OF UNITS
                                                                    BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR      YEAR        END OF YEAR     END OF YEAR
------------------------------------------------------------  ----  -------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)           2005      1.692          1.773           621,716
                                                              2004      1.317          1.692           363,487
                                                              2003      1.005          1.317           141,660
                                                              2002      1.000          1.005                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)    2005      1.199          1.291           491,266
                                                              2004      1.073          1.199           200,346
                                                              2003      1.000          1.073                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)  2005      1.197          1.289           558,937
                                                              2004      1.067          1.197           213,448
                                                              2003      1.000          1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)   2005      1.000          1.030           473,972

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                              2005      1.417          1.452         1,496,822
                                                              2004      1.300          1.417         1,111,279
                                                              2003      0.969          1.300           297,552
                                                              2002      1.000          0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)      2005      1.340          1.448         3,992,826
                                                              2004      1.217          1.340         2,095,459
                                                              2003      0.994          1.217           723,595
                                                              2002      1.000          0.994                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                              2005      1.756          2.188         1,505,095
                                                              2004      1.440          1.756           466,250
                                                              2003      1.000          1.440            91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)  2005      1.481          1.596         4,568,600
                                                              2004      1.278          1.481         2,330,211

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (continued)  2003      0.989          1.278           519,279
                                                                   2002      1.000          0.989                 -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005      1.431          1.524         2,064,621
                                                                   2004      1.262          1.431           594,562
                                                                   2003      0.976          1.262           206,659
                                                                   2002      1.000          0.976                 -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                   2005      1.265          1.290         5,012,226
                                                                   2004      1.190          1.265         4,141,171
                                                                   2003      0.977          1.190         1,561,246
                                                                   2002      1.000          0.977                 -

   Diversified Strategic Income Portfolio (7/00)                   2005      1.152          1.155         3,581,641
                                                                   2004      1.103          1.152         2,920,201
                                                                   2003      1.010          1.103           887,819
                                                                   2002      1.000          1.010                 -

   Equity Index Portfolio - Class II Shares (6/00)                 2005      1.302          1.327         2,839,502
                                                                   2004      1.208          1.302         2,252,137
                                                                   2003      0.967          1.208         1,148,700
                                                                   2002      1.000          0.967                 -

   Fundamental Value Portfolio (6/00)                              2005      1.385          1.419         9,239,878
                                                                   2004      1.309          1.385         8,216,033
                                                                   2003      0.966          1.309         2,834,488
                                                                   2002      1.000          0.966                 -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                2005      1.525          1.671            71,823
                                                                   2004      1.295          1.525            17,001
                                                                   2003      0.983          1.295             9,106
                                                                   2002      1.000          0.983                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                    2005      1.492          1.517           896,870
                                                                   2004      1.328          1.492           512,682
                                                                   2003      1.000          1.328            58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                              2005      1.363          1.376         2,139,915
                                                                   2004      1.237          1.363         1,226,122
                                                                   2003      1.000          1.237           154,434

   Mid-Cap Value Portfolio (5/03)                                  2005      1.519          1.608         2,921,421
                                                                   2004      1.252          1.519         1,430,939
                                                                   2003      1.000          1.252           131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)             2005      1.110          1.108         4,183,574
                                                                   2004      1.042          1.110         2,075,669
                                                                   2003      1.000          1.042           364,430

   Total Return Portfolio - Administrative Class (5/01)            2005      1.066          1.067        16,295,872
                                                                   2004      1.039          1.066        11,030,522
                                                                   2003      1.012          1.039         4,444,217
                                                                   2002      1.000          1.012                 -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)        2005      1.301          1.364                 -
                                                                   2004      1.237          1.301                 -
                                                                   2003      0.958          1.237                 -
                                                                   2002      1.000          0.958                 -

   Putnam VT International Equity Fund - Class IB Shares (5/01)    2005      1.420          1.557           503,884
                                                                   2004      1.249          1.420           507,731
                                                                   2003      0.994          1.249           378,045
                                                                   2002      1.000          0.994                 -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005      1.764          1.846         1,127,527
                                                                   2004      1.429          1.764           802,610

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                           UNIT VALUE AT                 NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                              YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------    ----  -------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (continued)      2003      0.977          1.429           446,380
                                                                     2002      1.000          0.977                 -

Salomon Brothers Variable Series Funds Inc.

   All Cap Fund - Class I (6/00)                                     2005      1.382          1.406         3,274,732
                                                                     2004      1.305          1.382         2,835,223
                                                                     2003      0.960          1.305         1,303,133
                                                                     2002      1.000          0.960                 -

   Investors Fund - Class I (1/01)                                   2005      1.338          1.394         1,852,362
                                                                     2004      1.240          1.338         1,547,557
                                                                     2003      0.958          1.240           657,293
                                                                     2002      1.000          0.958                 -

   Small Cap Growth Fund - Class I (3/00)                            2005      1.589          1.630           758,509
                                                                     2004      1.412          1.589           681,109
                                                                     2003      0.970          1.412           195,339
                                                                     2002      1.000          0.970                 -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                   2005      1.175          1.147           663,758
                                                                     2004      1.163          1.175           499,442
                                                                     2003      0.963          1.163           171,776
                                                                     2002      1.000          0.963                 -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)   2005      1.268          1.318            64,976
                                                                     2004      1.260          1.268            30,641
                                                                     2003      0.960          1.260            15,353
                                                                     2002      1.000          0.960                 -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)  2005      1.299          1.337        21,918,724
                                                                     2004      1.245          1.299        14,950,399
                                                                     2003      0.969          1.245         3,309,858
                                                                     2002      1.000          0.969                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                               2005      1.199          1.222        19,350,145
                                                                   2004      1.168          1.199        13,207,492
                                                                   2003      0.979          1.168         2,672,484
                                                                   2002      1.000          0.979                 -

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (10/02)                                        2005      1.335          1.390         4,997,367
                                                                   2004      1.238          1.335         2,387,094
                                                                   2003      0.962          1.238           490,264
                                                                   2002      1.000          0.962                 -

   Multiple Discipline Portfolio - Large Cap
   Growth and Value (10/02)                                        2005      1.266          1.282         3,120,861
                                                                   2004      1.213          1.266         1,741,885
                                                                   2003      0.961          1.213           576,357
                                                                   2002      1.000          0.961                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                       2005      1.273          1.353           533,485
                                                                   2004      1.222          1.273           433,213
                                                                   2003      0.967          1.222           173,834
                                                                   2002      1.000          0.967                 -

   Equity Income Portfolio (10/00)                                 2005      1.320          1.349         3,470,760
                                                                   2004      1.229          1.320         2,356,302
                                                                   2003      0.958          1.229           933,491
                                                                   2002      1.000          0.958                 -

   Large Cap Portfolio (6/00)                                      2005      1.227          1.304           761,388
                                                                   2004      1.178          1.227           638,667
                                                                   2003      0.966          1.178           246,621
                                                                   2002      1.000          0.966                 -

   Managed Allocation Series: Aggressive Portfolio (5/05)          2005      1.000          1.105               474
   Managed Allocation Series: Conservative Portfolio (7/05)        2005      1.007          1.017                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)            2005      1.008          1.050           113,761

   Managed Allocation Series: Moderate-Aggressive
   Portfolio (5/05)                                                2005      1.000          1.083           238,769

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                                2005      1.000          1.028             8,861

   Mercury Large Cap Core Portfolio (6/00)                         2005      1.306          1.431           360,257
                                                                   2004      1.153          1.306           236,555
                                                                   2003      0.973          1.153           123,529
                                                                   2002      1.000          0.973                 -

   MFS(R) Emerging Growth Portfolio (2/00)                         2005      1.351          1.310                 -
                                                                   2004      1.226          1.351           237,712
                                                                   2003      0.971          1.226           131,311
                                                                   2002      1.000          0.971                 -

   MFS(R) Mid Cap Growth Portfolio (3/02)                          2005      1.456          1.467           662,001
                                                                   2004      1.305          1.456           183,666
                                                                   2003      0.974          1.305           138,108
                                                                   2002      1.000          0.974                 -

   MFS(R) Total Return Portfolio (7/00)                            2005      1.224          1.232        12,161,644
                                                                   2004      1.123          1.224         8,449,630
                                                                   2003      0.986          1.123         3,040,252
                                                                   2002      1.000          0.986                 -

   MFS(R) Value Portfolio (5/04)                                   2005      1.116          1.162           692,556
                                                                   2004      1.000          1.116           152,817

   Mondrian International Stock Portfolio (3/02)                   2005      1.425          1.526         1,407,512
                                                                   2004      1.259          1.425           820,537
                                                                   2003      1.001          1.259            85,856
                                                                   2002      1.000          1.001                 -

   Pioneer Fund Portfolio (5/03)                                   2005      1.315          1.363           524,811
                                                                   2004      1.210          1.315           202,670
                                                                   2003      1.000          1.210             4,367

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                          2005      1.036          1.036                 -

   Pioneer Strategic Income Portfolio (5/04)                       2005      1.089          1.104         3,120,622
                                                                   2004      1.000          1.089           438,335

   Strategic Equity Portfolio (6/00)                               2005      1.354          1.351           459,855
                                                                   2004      1.256          1.354           421,151
                                                                   2003      0.969          1.256           331,406
                                                                   2002      1.000          0.969                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)           2005      1.026          1.111             8,175

   Style Focus Series: Small Cap Value Portfolio (5/05)            2005      1.000          1.106                 -

   Travelers Managed Income Portfolio (7/00)                       2005      1.081          1.072         5,358,347
                                                                   2004      1.075          1.081         4,415,032
                                                                   2003      1.014          1.075         1,389,623
                                                                   2002      1.000          1.014                 -

   Van Kampen Enterprise Portfolio (4/00)                          2005      1.205          1.270           242,757
                                                                   2004      1.186          1.205           112,094
                                                                   2003      0.966          1.186           157,881
                                                                   2002      1.000          0.966                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)     2005      0.986          0.987         2,390,703
                                                                   2004      0.997          0.986         1,892,813
                                                                   2003      1.000          0.997            14,435

   Smith Barney Aggressive Growth Portfolio (3/00)                 2005      1.344          1.467        11,136,013
                                                                   2004      1.250          1.344         8,924,780
                                                                   2003      0.951          1.250         2,994,791
                                                                   2002      1.000          0.951                 -

   Smith Barney High Income Portfolio (8/00)                       2005      1.356          1.361         5,049,829
                                                                   2004      1.256          1.356         3,993,608
                                                                   2003      1.007          1.256         1,647,756
                                                                   2002      1.000          1.007                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio (3/00)      2005      1.416          1.546            26,594
                                                                   2004      1.228          1.416            20,659
                                                                   2003      0.986          1.228            16,617
                                                                   2002      1.000          0.986                 -

   Smith Barney Large Cap Value Portfolio (6/00)                   2005      1.308          1.362            57,391
                                                                   2004      1.209          1.308            58,386
                                                                   2003      0.969          1.209            36,575
                                                                   2002      1.000          0.969                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)       2005      1.339          1.378         3,424,059
                                                                   2004      1.365          1.339         3,125,256
                                                                   2003      0.946          1.365         1,176,777
                                                                   2002      1.000          0.946                 -

   Smith Barney Mid Cap Core Portfolio (4/00)                      2005      1.338          1.417         1,933,083
                                                                   2004      1.239          1.338         1,628,496
                                                                   2003      0.977          1.239           733,971
                                                                   2002      1.000          0.977                 -

   Smith Barney Money Market Portfolio (2/00)                      2005      0.970          0.975         3,019,588
                                                                   2004      0.984          0.970         2,251,784
                                                                   2003      0.999          0.984           888,448
                                                                   2002      1.000          0.999                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)               2005      1.250          1.319           148,862
                                                                   2004      1.195          1.250           104,386
                                                                   2003      0.959          1.195            55,188
                                                                   2002      1.000          0.959                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)    2005      1.529          1.568           449,352
                                                                   2004      1.353          1.529           361,221
                                                                   2003      0.974          1.353           162,355
                                                                   2002      1.000          0.974                 -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                         UNIT VALUE AT                 NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT  OUTSTANDING AT
                         PORTFOLIO NAME                            YEAR      YEAR        END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  -------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)                  2005      1.403          1.603         6,370,669
                                                                   2004      1.244          1.403         3,260,531
                                                                   2003      0.991          1.244         1,112,778
                                                                   2002      1.000          0.991                 -

   Mid Cap Portfolio - Service Class 2 (7/02)                      2005      1.625          1.875         4,190,757
                                                                   2004      1.333          1.625         2,561,023
                                                                   2003      0.986          1.333           731,326
                                                                   2002      1.000          0.986                 -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.


Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners


AIM V.I. Premier Equity Fund is no longer available to new contract owners



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners



Fixed Fund is no longer available to new contract owners



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix_D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.30%



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.135           1.324                  11,611
                                                               2004        0.962           1.135                       -
                                                               2003        0.780           0.962                       -
                                                               2002        0.878           0.780                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.786           0.820                 186,959
                                                               2004        0.753           0.786                 193,397
                                                               2003        0.610           0.753                 224,709
                                                               2002        0.886           0.610                 273,880
                                                               2001        1.000           0.886                  44,481

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.130           1.166                 154,124
                                                               2004        1.029           1.130                 205,133
                                                               2003        0.788           1.029                 202,171
                                                               2002        1.000           0.788                 105,186
   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.671           0.761               3,542,749
                                                               2004        0.628           0.671               3,980,042
                                                               2003        0.515           0.628               4,417,255
                                                               2002        0.755           0.515               4,996,672
                                                               2001        0.926           0.755               5,706,327
                                                               2000        1.127           0.926               4,292,514
                                                               1999        1.000           1.127                  98,377

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.035           1.165               4,027,212
                                                               2004        0.924           1.035               4,044,618
                                                               2003        0.692           0.924               4,013,956
                                                               2002        0.821           0.692               3,794,165
                                                               2001        0.970           0.821               3,848,239
                                                               2000        1.211           0.970               3,249,643
                                                               1999        1.000           1.211                 123,540

   Growth Fund - Class 2 Shares (11/99)                        2005        1.087           1.247               9,929,724
                                                               2004        0.979           1.087              10,072,367
                                                               2003        0.725           0.979               9,674,784
                                                               2002        0.972           0.725               9,051,297
                                                               2001        1.204           0.972               8,538,251
                                                               2000        1.167           1.204               6,160,677
                                                               1999        1.000           1.167               1,134,441

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.287           1.344               9,174,263
                                                               2004        1.181           1.287               9,487,143
                                                               2003        0.904           1.181               9,723,750
                                                               2002        1.121           0.904               8,678,386
                                                               2001        1.107           1.121               7,396,792
                                                               2000        1.039           1.107               4,257,325
                                                               1999        1.000           1.039                  46,596

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.643           1.738                     972
                                                               2004        1.267           1.643                       -
                                                               2003        0.958           1.267                       -
                                                               2002        1.048           0.958                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.211           1.318                  41,122
                                                               2004        1.075           1.211                       -
                                                               2003        1.000           1.075                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.210           1.315                 135,076
                                                               2004        1.068           1.210                   8,884
                                                               2003        1.000           1.068                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.036                 128,213

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.879           0.909               2,195,571
                                                               2004        0.799           0.879               2,438,278
                                                               2003        0.589           0.799               2,521,774
                                                               2002        0.837           0.589               2,338,805
                                                               2001        1.001           0.837               2,212,536
                                                               2000        1.215           1.001               1,777,941
                                                               1999        1.000           1.215                 549,437

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.161           1.267                 439,692
                                                               2004        1.044           1.161                 382,679
                                                               2003        0.845           1.044                 329,118
                                                               2002        1.000           0.845                  24,581

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.784           2.244                 393,288
                                                               2004        1.449           1.784                  64,080
                                                               2003        1.000           1.449                  82,956

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.093           1.189               2,760,034
                                                               2004        0.935           1.093               2,498,119
                                                               2003        0.716           0.935               2,404,709
                                                               2002        0.891           0.716               2,323,461
                                                               2001        1.074           0.891               2,087,896
                                                               2000        1.115           1.074               1,545,765
                                                               1999        1.000           1.115                  53,095

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.183           1.272                 165,606
                                                               2004        1.033           1.183                  14,706

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.792           1.033                       -
                                                               2002        0.832           0.792                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.046           1.077               2,967,218
                                                               2004        0.974           1.046               3,402,889
                                                               2003        0.792           0.974               3,621,952
                                                               2002        0.973           0.792               3,234,469
                                                               2001        1.026           0.973               2,172,270
                                                               2000        1.044           1.026                 941,763
                                                               1999        1.000           1.044                  84,121

   Diversified Strategic Income Portfolio (11/99)              2005        1.242           1.257               2,495,941
                                                               2004        1.178           1.242               2,888,035
                                                               2003        1.068           1.178               3,034,833
                                                               2002        1.032           1.068               2,969,507
                                                               2001        1.014           1.032               2,434,690
                                                               2000        0.999           1.014               1,438,172
                                                               1999        1.000           0.999                 341,104

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.869           0.894               2,423,854
                                                               2004        0.798           0.869               3,117,027
                                                               2003        0.633           0.798               2,780,248
                                                               2002        0.826           0.633               2,776,130
                                                               2001        0.955           0.826               2,792,764
                                                               2000        1.067           0.955               1,086,755
                                                               1999        1.000           1.067                 348,286

   Fundamental Value Portfolio (12/99)                         2005        1.310           1.355               4,338,359
                                                               2004        1.226           1.310               5,046,949
                                                               2003        0.896           1.226               5,064,535
                                                               2002        1.153           0.896               5,190,545
                                                               2001        1.234           1.153               4,341,451
                                                               2000        1.037           1.234                 948,161
                                                               1999        1.000           1.037                  12,938

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.451           0.499               2,024,904
                                                               2004        0.379           0.451               2,131,311

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2003        0.285           0.379               2,307,386
                                                               2002        0.402           0.285               2,481,234
                                                               2001        0.674           0.402               2,683,031
                                                               2000        1.000           0.674               1,701,726

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.516           1.556                  79,133
                                                               2004        1.337           1.516                 113,342
                                                               2003        1.000           1.337                  60,086

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.385           1.411                 289,711
                                                               2004        1.245           1.385                 191,146
                                                               2003        1.000           1.245                  52,729

   Mid-Cap Value Portfolio (5/03)                              2005        1.543           1.649                 571,572
                                                               2004        1.260           1.543                 316,299
                                                               2003        1.000           1.260                 163,255

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.127           1.136               1,179,052
                                                               2004        1.049           1.127                 715,250
                                                               2003        1.000           1.049                 202,392

   Total Return Portfolio - Administrative Class (5/01)        2005        1.218           1.231               4,017,299
                                                               2004        1.176           1.218               4,403,863
                                                               2003        1.134           1.176               5,407,443
                                                               2002        1.054           1.134               3,419,880
                                                               2001        1.000           1.054                 434,773

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)    2005        0.775           0.821                  50,122
                                                               2004        0.730           0.775                  54,534
                                                               2003        0.560           0.730                  84,884
                                                               2002        0.806           0.560                  56,378
                                                               2001        1.000           0.806                  22,514

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.014           1.124                 175,115
                                                               2004        0.884           1.014                 151,194
                                                               2003        0.697           0.884                 181,635
                                                               2002        0.858           0.697                  86,812
                                                               2001        1.000           0.858                  14,691

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.617           1.709                 649,038
                                                               2004        1.298           1.617                 556,757
                                                               2003        0.879           1.298                 531,891
                                                               2002        1.089           0.879                 332,783
                                                               2001        1.000           1.089                  71,890

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.316           1.352               1,677,286
                                                               2004        1.231           1.316               1,873,002
                                                               2003        0.897           1.231               1,888,455
                                                               2002        1.212           0.897               1,976,967
                                                               2001        1.205           1.212               1,598,744
                                                               2000        1.033           1.205                 507,525
                                                               1999        1.000           1.033                  20,279

   Investors Fund - Class I (11/99)                            2005        1.198           1.259               1,343,258
                                                               2004        1.099           1.198               1,393,345
                                                               2003        0.841           1.099               1,393,911
                                                               2002        1.108           0.841               1,267,791
                                                               2001        1.171           1.108               1,112,073
                                                               2000        1.029           1.171                 217,211
                                                               1999        1.000           1.029                  10,159

   Small Cap Growth Fund - Class I (11/99)                     2005        1.296           1.342                 541,401
                                                               2004        1.141           1.296                 534,246
                                                               2003        0.776           1.141                 502,581
                                                               2002        1.204           0.776                 405,274
                                                               2001        1.315           1.204                 370,805
                                                               2000        1.141           1.315                 266,300
                                                               1999        1.000           1.141                  35,132

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.812           0.800                 149,840
                                                               2004        0.796           0.812                 154,400
                                                               2003        0.653           0.796                 148,027
                                                               2002        0.894           0.653                  62,178
                                                               2001        1.000           0.894                   8,386

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.871           0.914                 319,085
                                                               2004        0.857           0.871                 362,894
                                                               2003        0.647           0.857                 277,969
                                                               2002        0.895           0.647                 213,889
                                                               2001        1.000           0.895                  98,459

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.450           1.506               1,204,224
                                                               2004        1.377           1.450               1,865,334
                                                               2003        1.062           1.377               1,260,241
                                                               2002        1.000           1.062                 146,807

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.296           1.333               1,031,980
                                                               2004        1.250           1.296               1,808,241
                                                               2003        1.039           1.250               2,075,139
                                                               2002        1.000           1.039                 107,743

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.519           1.597                 316,339
                                                               2004        1.395           1.519                 417,889
                                                               2003        1.075           1.395                 183,455
                                                               2002        1.000           1.075                  11,968

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.435           1.467                  84,904
                                                               2004        1.362           1.435                  90,870
                                                               2003        1.070           1.362                  54,011
                                                               2002        1.000           1.070                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.872           0.936                 572,111
                                                               2004        0.829           0.872                 576,619
                                                               2003        0.650           0.829                 515,789
                                                               2002        0.865           0.650                 381,876
                                                               2001        1.000           0.865                 136,035

   Equity Income Portfolio (11/99)                             2005        1.200           1.238               1,150,485
                                                               2004        1.107           1.200               1,302,083
                                                               2003        0.855           1.107               1,414,340
                                                               2002        1.006           0.855               1,406,171
                                                               2001        1.092           1.006               1,135,718
                                                               2000        1.013           1.092                 562,016
                                                               1999        1.000           1.013                  19,805

   Large Cap Portfolio (11/99)                                 2005        0.724           0.776               2,475,830
                                                               2004        0.688           0.724               2,686,679
                                                               2003        0.559           0.688               2,365,088
                                                               2002        0.734           0.559               1,889,763
                                                               2001        0.900           0.734               1,809,999
                                                               2000        1.066           0.900               1,406,663
                                                               1999        1.000           1.066                 559,758

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.046           1.112                       -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.022                       -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.056                 374,123

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.090                   1,676

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.012           1.033                       -

   Mercury Large Cap Core Portfolio (11/99)                    2005        0.765           0.846                 832,892
                                                               2004        0.669           0.765                 902,689

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Mercury Large Cap Core Portfolio  (continued)                  2003        0.559           0.669               1,037,347
                                                               2002        0.757           0.559               1,151,010
                                                               2001        0.989           0.757               1,231,361
                                                               2000        1.061           0.989                 745,993
                                                               1999        1.000           1.061                  54,286

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.655           0.636                       -
                                                               2004        0.589           0.655               2,936,157
                                                               2003        0.462           0.589               3,170,351
                                                               2002        0.712           0.462               3,807,558
                                                               2001        1.130           0.712               4,413,097
                                                               2000        1.433           1.130               3,648,186
                                                               1999        1.000           1.433                 857,752

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        0.840           0.854               2,149,152
                                                               2004        0.745           0.840                       -
                                                               2003        0.551           0.745                       -
                                                               2002        0.627           0.551                       -

MFS(R) Total Return Portfolio (11/99)                          2005        1.343           1.365               5,950,051
                                                               2004        1.221           1.343               6,935,849
                                                               2003        1.061           1.221               7,058,378
                                                               2002        1.135           1.061               6,681,829
                                                               2001        1.150           1.135               5,208,923
                                                               2000        0.999           1.150               1,871,925
                                                               1999        1.000           0.999                 340,973

MFS(R) Value Portfolio (5/04)                                  2005        1.123           1.180                 111,233
                                                               2004        0.973           1.123                       -

Mondrian International Stock Portfolio (8/02)                  2005        1.228           1.327                 487,540
                                                               2004        1.074           1.228                 213,304
                                                               2003        0.846           1.074                 132,493
                                                               2002        0.846           0.846                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.336           1.397                  80,615
                                                               2004        1.218           1.336                  29,247
                                                               2003        1.000           1.218                   1,217

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.041                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.096           1.122                 178,366
                                                               2004        0.983           1.096                   4,688

   Strategic Equity Portfolio (11/99)                          2005        0.729           0.735               3,959,355
                                                               2004        0.670           0.729               4,739,501
                                                               2003        0.512           0.670               5,209,330
                                                               2002        0.782           0.512               5,951,879
                                                               2001        0.914           0.782               6,226,561
                                                               2000        1.132           0.914               5,313,349
                                                               1999        1.000           1.132                 774,589

   Style Focus Series: Small Cap Growth Portfolio (5/05)       2005        1.000           1.117                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.005           1.113                       -

   Travelers Managed Income Portfolio (11/99)                  2005        1.222           1.223               1,837,264
                                                               2004        1.204           1.222               2,064,785
                                                               2003        1.125           1.204               2,671,175
                                                               2002        1.115           1.125               2,210,799
                                                               2001        1.059           1.115               1,539,696
                                                               2000        0.994           1.059                 598,018
                                                               1999        1.000           0.994                   2,445

   Van Kampen Enterprise Portfolio (11/99)                     2005        0.664           0.707               1,132,758
                                                               2004        0.648           0.664               1,374,668
                                                               2003        0.523           0.648               1,519,148
                                                               2002        0.750           0.523               1,585,903
                                                               2001        0.964           0.750               1,863,264
                                                               2000        1.145           0.964               1,841,630
                                                               1999        1.000           1.145                 168,261

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.998           1.009                 211,063
                                                               2004        1.000           0.998                 208,879
                                                               2003        1.000           1.000                 151,638

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.254           1.382               6,511,100
                                                               2004        1.155           1.254               6,703,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Smith Barney Aggressive Growth Portfolio  (continued)          2003        0.870           1.155               6,716,858
                                                               2002        1.309           0.870               6,378,946
                                                               2001        1.382           1.309               6,108,454
                                                               2000        1.210           1.382               3,182,829
                                                               1999        1.000           1.210                  74,420

Smith Barney High Income Portfolio (11/99)                     2005        1.148           1.163               2,132,932
                                                               2004        1.053           1.148               2,334,370
                                                               2003        0.837           1.053               2,428,714
                                                               2002        0.876           0.837               1,743,696
                                                               2001        0.922           0.876               1,352,081
                                                               2000        1.016           0.922                 746,254
                                                               1999        1.000           1.016                  83,518

Smith Barney International All Cap Growth Portfolio
(11/99)                                                        2005        0.662           0.730               1,639,709
                                                               2004        0.569           0.662               1,842,648
                                                               2003        0.452           0.569               1,815,361
                                                               2002        0.617           0.452               3,924,462
                                                               2001        0.908           0.617               2,412,874
                                                               2000        1.207           0.908               1,959,090
                                                               1999        1.000           1.207                  69,739

Smith Barney Large Cap Value Portfolio (11/99)                 2005        0.988           1.038               2,394,785
                                                               2004        0.904           0.988               2,741,825
                                                               2003        0.718           0.904               3,144,755
                                                               2002        0.975           0.718               3,249,278
                                                               2001        1.076           0.975               3,409,971
                                                               2000        0.964           1.076               1,620,470
                                                               1999        1.000           0.964                  99,981

Smith Barney Large Capitalization Growth Portfolio
(11/99)                                                        2005        0.926           0.962               5,416,358
                                                               2004        0.935           0.926               5,908,117
                                                               2003        0.642           0.935               6,283,234
                                                               2002        0.865           0.642               6,310,650
                                                               2001        1.001           0.865               7,117,413
                                                               2000        1.090           1.001               4,125,697
                                                               1999        1.000           1.090                 241,754

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.351           1.444               2,332,375
                                                               2004        1.239           1.351               2,541,200
                                                               2003        0.967           1.239               2,871,249
                                                               2002        1.211           0.967               2,868,310
                                                               2001        1.364           1.211               2,654,148
                                                               2000        1.172           1.364               1,154,540
                                                               1999        1.000           1.172                  26,517

   Smith Barney Money Market Portfolio (11/99)                 2005        1.066           1.082               2,938,244
                                                               2004        1.070           1.066               4,027,153
                                                               2003        1.077           1.070               5,977,716
                                                               2002        1.078           1.077               7,333,450
                                                               2001        1.053           1.078              10,629,210
                                                               2000        1.006           1.053               2,727,512
                                                               1999        1.000           1.006                  25,456

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.714           0.760               2,558,794
                                                               2004        0.675           0.714               3,451,906
                                                               2003        0.537           0.675               3,851,217
                                                               2002        0.806           0.537               4,114,292
                                                               2001        1.193           0.806               4,788,151
                                                               2000        1.345           1.193               4,177,551
                                                               1999        1.000           1.345                 148,853

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.110           1.149                 115,688
                                                               2004        0.973           1.110                  80,250
                                                               2003        0.694           0.973                 151,572
                                                               2002        0.946           0.694                  60,515
                                                               2001        1.000           0.946                  10,542

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)             2005        1.169           1.349               1,434,113
                                                               2004        1.027           1.169               1,360,757
                                                               2003        0.811           1.027               1,395,025
                                                               2002        0.907           0.811               1,251,130
                                                               2001        1.048           0.907               1,396,683

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Contrafund(R) Portfolio - Service Class  (continued)           2000        1.138           1.048                 866,413
                                                               1999        1.000           1.138                  68,187

Mid Cap Portfolio - Service Class 2 (5/02)                     2005        1.440           1.678                 847,801
                                                               2004        1.170           1.440                 775,423
                                                               2003        0.857           1.170                 533,777
                                                               2002        1.000           0.857                  89,941

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Capital Appreciation Fund (6/02)                            2005        1.382           1.597                 178,408
                                                               2004        1.183           1.382                  70,171
                                                               2003        0.968           1.183                  62,961
                                                               2002        1.000           0.968                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.218           1.258                  27,570
                                                               2004        1.178           1.218                  33,748
                                                               2003        0.963           1.178                  26,411
                                                               2002        1.000           0.963                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349           1.380               1,344,238
                                                               2004        1.241           1.349               1,236,732
                                                               2003        0.960           1.241                 854,793
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.211           1.360                 468,337
                                                               2004        1.143           1.211                 459,945
                                                               2003        0.948           1.143                 168,663
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.445           1.612               6,040,065
                                                               2004        1.302           1.445               5,306,790
                                                               2003        0.984           1.302               2,711,712
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.413           1.606              20,721,963
                                                               2004        1.285           1.413              18,572,237
                                                               2003        0.960           1.285              10,866,088
                                                               2002        1.000           0.960                       -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.357           1.404              24,301,428
                                                               2004        1.257           1.357              22,621,936
                                                               2003        0.971           1.257              13,557,952
                                                               2002        1.000           0.971                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.692           1.773                 636,759
                                                               2004        1.317           1.692                 544,495
                                                               2003        1.005           1.317                 376,157
                                                               2002        1.000           1.005                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199           1.291                 526,467
                                                               2004        1.073           1.199                 434,954
                                                               2003        0.996           1.073                  14,159

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197           1.289                 593,796
                                                               2004        1.067           1.197                 372,299
                                                               2003        1.016           1.067                  10,036

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.030                 535,471

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.417           1.452               2,752,422
                                                               2004        1.300           1.417               2,926,013
                                                               2003        0.969           1.300               2,045,532
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (6/02)       2005        1.340           1.448               6,323,482
                                                               2004        1.217           1.340               5,186,994
                                                               2003        0.994           1.217               3,312,164
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756           2.188               1,150,213
                                                               2004        1.440           1.756                 862,804
                                                               2003        1.000           1.440                 368,517

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.481           1.596               4,394,621
                                                               2004        1.278           1.481               3,889,690

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                      UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------    ----   -------------    -------------        ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.278               2,193,501
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.431           1.524                 923,889
                                                               2004        1.262           1.431                 431,766
                                                               2003        0.976           1.262                  87,223
                                                               2002        1.000           0.976                       -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.265           1.290               5,498,706
                                                               2004        1.190           1.265               5,459,813
                                                               2003        0.977           1.190               3,761,358
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (11/99)              2005        1.152           1.155               2,949,751
                                                               2004        1.103           1.152               3,285,089
                                                               2003        1.010           1.103               2,322,848
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.302           1.327               3,053,694
                                                               2004        1.208           1.302               2,973,725
                                                               2003        0.967           1.208               2,335,616
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (12/99)                         2005        1.385           1.419               7,877,497
                                                               2004        1.309           1.385               7,968,858
                                                               2003        0.966           1.309               5,155,503
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.525           1.671                 325,878
                                                               2004        1.295           1.525                 302,452
                                                               2003        0.983           1.295                 210,735
                                                               2002        1.000           0.983                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)               2005       1.492           1.517               808,709
                                                              2004       1.328           1.492               733,265
                                                              2003       1.018           1.328               316,143

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                         2005       1.363           1.376             4,573,722
                                                              2004       1.237           1.363             4,464,326
                                                              2003       1.021           1.237             2,342,808

   Mid-Cap Value Portfolio (5/03)                             2005       1.519           1.608             4,969,282
                                                              2004       1.252           1.519             4,181,113
                                                              2003       1.012           1.252             1,952,789

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)        2005       1.110           1.108             5,187,938
                                                              2004       1.042           1.110             4,627,736
                                                              2003       1.002           1.042             2,203,110

   Total Return Portfolio - Administrative Class (5/01)       2005       1.066           1.067            18,327,374
                                                              2004       1.039           1.066            16,972,145
                                                              2003       1.012           1.039            11,776,640
                                                              2002       1.000           1.012                     -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (6/01)   2005       1.301           1.364                23,720
                                                              2004       1.237           1.301                24,067
                                                              2003       0.958           1.237                 4,520
                                                              2002       1.000           0.958                     -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                     2005       1.420           1.557               684,925
                                                              2004       1.249           1.420               694,523
                                                              2003       0.994           1.249               639,013
                                                              2002       1.000           0.994                     -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)    2005       1.764           1.846             1,216,084
                                                              2004       1.429           1.764             1,053,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF     UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR          END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------    -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                2003       0.977           1.429               798,826
                                                              2002       1.000           0.977                     -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                             2005       1.382           1.406             2,300,359
                                                              2004       1.305           1.382             3,268,365
                                                              2003       0.960           1.305             1,724,848
                                                              2002       1.000           0.960                     -

   Investors Fund - Class I (11/99)                           2005       1.338           1.394             2,512,286
                                                              2004       1.240           1.338             2,820,016
                                                              2003       0.958           1.240             1,330,720
                                                              2002       1.000           0.958                     -

   Small Cap Growth Fund - Class I (11/99)                    2005       1.589           1.630             2,239,133
                                                              2004       1.412           1.589             1,763,283
                                                              2003       0.970           1.412               943,187
                                                              2002       1.000           0.970                     -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)            2005       1.175           1.147               958,647
                                                              2004       1.163           1.175             1,090,467
                                                              2003       0.963           1.163               803,964
                                                              2002       1.000           0.963                     -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                     2005       1.268           1.318               415,196
                                                              2004       1.260           1.268               418,070
                                                              2003       0.960           1.260               343,672
                                                              2002       1.000           0.960                     -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                    2005       1.299           1.337            43,926,576
                                                              2004       1.245           1.299            46,071,792
                                                              2003       0.969           1.245            27,451,413
                                                              2002       1.000           0.969                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                          2005       1.199           1.222            33,731,401
                                                              2004       1.168           1.199            36,358,325
                                                              2003       0.979           1.168            21,544,810
                                                              2002       1.000           0.979                     -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                          2005       1.335           1.390             6,579,990
                                                              2004       1.238           1.335             6,146,467
                                                              2003       0.962           1.238             2,247,747
                                                              2002       1.000           0.962                     -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                              2005       1.266           1.282             3,977,421
                                                              2004       1.213           1.266             4,007,483
                                                              2003       0.961           1.213             2,004,819
                                                              2002       1.000           0.961                     -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                  2005       1.273           1.353               426,620
                                                              2004       1.222           1.273               440,506
                                                              2003       0.967           1.222               259,207
                                                              2002       1.000           0.967                     -

   Equity Income Portfolio (11/99)                            2005       1.320           1.349             3,382,218
                                                              2004       1.229           1.320             3,622,957
                                                              2003       0.958           1.229             2,689,774
                                                              2002       1.000           0.958                     -

   Large Cap Portfolio (11/99)                                2005       1.227           1.304               657,890
                                                              2004       1.178           1.227               684,784
                                                              2003       0.966           1.178               533,101
                                                              2002       1.000           0.966                     -

   Managed Allocation Series: Aggressive Portfolio (6/05)     2005       1.045           1.105               155,229

   Managed Allocation Series: Conservative Portfolio (5/05)   2005       1.000           1.017               137,148

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Managed Allocation Series: Moderate Portfolio (5/05)          2005       1.000           1.050             1,072,581

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                        2005       1.017           1.083               340,812

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                              2005       1.010           1.028                     -

Mercury Large Cap Core Portfolio (11/99)                      2005       1.306           1.431               361,918
                                                              2004       1.153           1.306               402,434
                                                              2003       0.973           1.153               231,169
                                                              2002       1.000           0.973                     -

MFS(R) Emerging Growth Portfolio (11/99)                      2005       1.351           1.310                     -
                                                              2004       1.226           1.351               341,774
                                                              2003       0.971           1.226               262,977
                                                              2002       1.000           0.971                     -

MFS(R) Mid Cap Growth Portfolio (6/02)                        2005       1.456           1.467               655,157
                                                              2004       1.305           1.456               309,694
                                                              2003       0.974           1.305               225,887
                                                              2002       1.000           0.974                     -

MFS(R) Total Return Portfolio (11/99)                         2005       1.224           1.232            14,704,878
                                                              2004       1.123           1.224            13,582,482
                                                              2003       0.986           1.123             8,894,291
                                                              2002       1.000           0.986                     -

MFS(R) Value Portfolio (5/04)                                 2005       1.116           1.162               648,332
                                                              2004       0.972           1.116                53,025

Mondrian International Stock Portfolio (8/02)                 2005       1.425           1.526             1,911,295
                                                              2004       1.259           1.425             1,619,278
                                                              2003       1.001           1.259               577,731
                                                              2002       1.000           1.001                     -

Pioneer Fund Portfolio (5/03)                                 2005       1.315           1.363               402,347
                                                              2004       1.210           1.315               411,090
                                                              2003       1.022           1.210               181,376

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Pioneer Mid Cap Value Portfolio (6/05)                     2005       1.000           1.036                44,982

   Pioneer Strategic Income Portfolio (5/04)                  2005       1.089           1.104               385,841
                                                              2004       0.982           1.089                89,761

   Strategic Equity Portfolio (11/99)                         2005       1.354           1.351               471,329
                                                              2004       1.256           1.354               494,070
                                                              2003       0.969           1.256               432,677
                                                              2002       1.000           0.969                     -

   Style Focus Series: Small Cap Growth Portfolio (5/05)      2005       1.000           1.111                12,357

   Style Focus Series: Small Cap Value Portfolio (5/05)       2005       1.005           1.106                 4,691

   Travelers Managed Income Portfolio (11/99)                 2005       1.081           1.072             3,736,527
                                                              2004       1.075           1.081             4,402,977
                                                              2003       1.014           1.075             3,045,120
                                                              2002       1.000           1.014                     -

   Van Kampen Enterprise Portfolio (11/99)                    2005       1.205           1.270               115,076
                                                              2004       1.186           1.205               112,791
                                                              2003       0.966           1.186               100,752
                                                              2002       1.000           0.966                     -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                     2005       0.986           0.987             2,056,662
                                                              2004       0.997           0.986             1,044,555
                                                              2003       1.000           0.997               143,635

   Smith Barney Aggressive Growth Portfolio (11/99)           2005       1.344           1.467            14,276,616
                                                              2004       1.250           1.344            13,826,694
                                                              2003       0.951           1.250             8,499,681
                                                              2002       1.000           0.951                     -

   Smith Barney High Income Portfolio (11/99)                 2005       1.356           1.361             6,386,240
                                                              2004       1.256           1.356             7,788,209
                                                              2003       1.007           1.256             6,592,357
                                                              2002       1.000           1.007                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR     END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney International All Cap Growth Portfolio
   (11/99)                                                    2005       1.416           1.546               147,388
                                                              2004       1.228           1.416               135,869
                                                              2003       0.986           1.228                94,348
                                                              2002       1.000           0.986                     -

   Smith Barney Large Cap Value Portfolio (11/99)             2005       1.308           1.362               175,335
                                                              2004       1.209           1.308               191,036
                                                              2003       0.969           1.209               190,901
                                                              2002       1.000           0.969                     -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                    2005       1.339           1.378             5,680,350
                                                              2004       1.365           1.339             6,645,934
                                                              2003       0.946           1.365             5,833,245
                                                              2002       1.000           0.946                     -

   Smith Barney Mid Cap Core Portfolio (11/99)                2005       1.338           1.417             2,346,996
                                                              2004       1.239           1.338             2,431,535
                                                              2003       0.977           1.239             1,359,130
                                                              2002       1.000           0.977                     -

   Smith Barney Money Market Portfolio (11/99)                2005       0.970           0.975             4,465,139
                                                              2004       0.984           0.970             4,211,420
                                                              2003       0.999           0.984             1,823,049
                                                              2002       1.000           0.999                     -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)         2005       1.250           1.319               507,517
                                                              2004       1.195           1.250               506,602
                                                              2003       0.959           1.195               456,247
                                                              2002       1.000           0.959                     -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                     2005       1.529           1.568             1,925,628
                                                              2004       1.353           1.529             1,431,235
                                                              2003       0.974           1.353             1,932,845
                                                              2002       1.000           0.974                     -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.25% (CONTINUED)



                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------   ----   -------------   -------------   ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (11/99)            2005       1.403           1.603             2,800,005
                                                              2004       1.244           1.403             2,137,831
                                                              2003       0.991           1.244             1,545,964
                                                              2002       1.000           0.991                     -

   Mid Cap Portfolio - Service Class 2 (5/02)                 2005       1.625           1.875             3,596,046
                                                              2004       1.333           1.625             3,135,990
                                                              2003       0.986           1.333             1,911,507
                                                              2002       1.000           0.986                     -

                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units outstanding at end of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.



On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                       The Insurance Company
                       Principal Underwriter
                       Distribution and Principal Underwriting Agreement Valuation of Assets
                       Federal Tax Considerations
                       Independent Registered Public Accounting Firm Condensed Financial Information
                       Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.



Name:________________________________________________________________________

Address:_____________________________________________________________________

Check Box:

[   ] MIC-Book-03-85

[   ] MLAC-Book-03-85



Book-03                                                             May 1, 2006

            VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES



This Prospectus describes Vintage II (Series II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively)*. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available for contracts purchased on or after May 1, 2006 are:



AMERICAN FUNDS INSURANCE SERIES - CLASS 2
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - Class 2
   Franklin Income Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund
JANUS ASPEN SERIES - SERVICE SHARES
   Mid Cap Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. - CLASS I+
   Legg Mason Partners Variable Investors Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
   Legg Mason Partners Variable Appreciation Portfolio+
   Legg Mason Partners Variable Equity Index Portfolio - Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable Adjustable Rate Income Portfolio+
   Legg Mason Partners Variable Aggressive Growth Portfolio+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Mid Cap Core Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV+
   Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth
     and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Balanced All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap
     Growth and Value+
   Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth
     and Value+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class A+
   Harris Oakmark International Portfolio - Class A+
   Janus Capital Appreciation Portfolio - Class A+
   Lord Abbett Growth and Income Portfolio - Class B+
   Lord Abbett Mid-Cap Value Portfolio - Class B+
   Mercury Large-Cap Core Portfolio - Class A+
   Met/AIM Capital Appreciation Portfolio - Class A+
   Met/AIM Small Cap Growth Portfolio - Class A+
   MFS(R) Value Portfolio - Class A+
   Neuberger Berman Real Estate Portfolio - Class A+
   Pioneer Fund Portfolio - Class A+
   Pioneer Mid-Cap Value Portfolio - Class A+
   Pioneer Strategic Income Portfolio - Class A+
   Third Avenue Small Cap Value Portfolio - Class B+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   FI Value Leaders Portfolio - Class D+
   MFS(R) Total Return Portfolio - Class F+
   Oppenheimer Global Equity Portfolio - Class B+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
   Real Return Portfolio
   Total Return Portfolio
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund - Class IB
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service Class
   VIP Mid Cap Portfolio - Service Class 2

METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS- CLASS B
   MetLife Conservative Allocation Portfolio+
   MetLife Conservative to Moderate Allocation Portfolio+
   MetLife Moderate Allocation Portfolio+
   MetLife Moderate to Aggressive Allocation Portfolio+
   MetLife Aggressive Allocation Portfolio+


----------

(+) This Variable Funding Option has been subject to a merger, substitution or name change. Please see "The Annuity Contract--The Variable Funding Options" for more information.



*TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract, certain contract features and/or some of the funding options may not be available in all states. This Prospectus provides the information that you should know before investing in the Contract. Please keep this Prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this Prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9328 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary..............................................    3
Summary...............................................    4
Fee Table.............................................    8
Condensed Financial Information.......................   14
The Annuity Contract..................................   14
   Contract Owner Inquiries...........................   15
   Purchase Payments..................................   15
   Accumulation Units.................................   16
   The Variable Funding Options.......................   16
Fixed Account.........................................   24
Charges and Deductions................................   24
   General............................................   24
   Withdrawal Charge..................................   24
   Free Withdrawal Allowance..........................   25
   Transfer Charge....................................   25
   Administrative Charges.............................   25
   Mortality and Expense Risk Charge..................   26
   Enhanced Stepped-Up Provision Charge...............   26
   Guaranteed Minimum Withdrawal Benefit
    Charge............................................   26
   Guaranteed Minimum Accumulation Benefit
    Charge............................................   26
   Variable Liquidity Benefit Charge..................   26
   Variable Funding Option Expenses...................   26
   Premium Tax........................................   27
   Changes in Taxes Based upon Premium or Value.......   27
Transfers.............................................   27
   Market Timing/Excessive Trading....................   28
   Dollar Cost Averaging..............................   29
Access to Your Money..................................   30
   Systematic Withdrawals.............................   30
   Loans..............................................   30
Ownership Provisions..................................   31
   Types of Ownership.................................   31
     Contract Owner...................................   31
     Beneficiary......................................   31
     Annuitant........................................   31
Death Benefit.........................................   32
   Death Proceeds before the Maturity Date............   32
   Enhanced Stepped-Up Provision......................   34
   Payment of Proceeds................................   35
   Spousal Contract Continuance.......................   36
   Beneficiary Contract Continuance...................   37
   Planned Death Benefit..............................   37
   Death Proceeds after the Maturity Date.............   38
Living Benefits.......................................   38
   Guaranteed Minimum Withdrawal Benefit..............   38
   Guaranteed Minimum Accumulation Benefit............   43
The Annuity Period....................................   48
   Maturity Date......................................   48
   Allocation of Annuity..............................   49
   Variable Annuity...................................   49
   Fixed Annuity......................................   50
Payment Options.......................................   50
   Election of Options................................   50
   Annuity Options....................................   50
   Variable Liquidity Benefit.........................   51
Miscellaneous Contract Provisions.....................   51
   Right to Return....................................   51
   Termination........................................   51
   Required Reports...................................   51
   Suspension of Payments.............................   51
The Separate Accounts.................................   52
   Performance Information............................   52
Federal Tax Considerations............................   53
   General Taxation of Annuities......................   53
   Types of Contracts: Qualified and
     Non-qualified....................................   54
   Qualified Annuity Contracts........................   54
     Taxation of Qualified Annuity Contracts..........   54
     Mandatory Distributions for Qualified Plans......   54
   Non-qualified Annuity Contracts....................   55
     Diversification Requirements for
       Variable Annuities.............................   56
     Ownership of the Investments.....................   56
     Taxation of Death Benefit Proceeds...............   57
   Other Tax Considerations...........................   57
     Treatment of Charges for Optional Benefits.......   57
     Puerto Rico Tax Considerations...................   57
     Non-Resident Aliens..............................  .57
Other Information.....................................   58
   The Insurance Companies............................   58
   Financial Statements...............................   58
   Distribution of Variable Annuity Contracts.........   58
   Conformity with State and Federal Laws.............   59
   Voting Rights......................................   59
   Restrictions on Financial Transactions.............   60
   Legal Proceedings..................................   60
Appendix A: Condensed Financial Information
   for MetLife of CT Separate Account Nine............  A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Separate Account Ten.............  B-1
Appendix C: The Fixed Account.........................  C-1
Appendix D: Contents of the Statement
   of Additional Information..........................  D-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                     VINTAGE II (SERIES II) VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.



WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut, ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine"); MetLife Life and Annuity Company of Connecticut sponsors MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.



You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase, generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving Annuity Payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both . If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(k), 403(b), or 408(b) of the Code. Purchase of this Contract through a tax-qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Managed Distribution Program").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this Prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

      - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract.

      - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

      - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE...........................................       6%(1)
(as a percentage of the Purchase Payments withdrawn)

TRANSFER CHARGE.............................................     $10(2)
(assessed on transfers that exceed 12 per year)

VARIABLE LIQUIDITY BENEFIT CHARGE...........................       6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity
Payments.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE.......................... $30(4)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:

         YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
         0 years                        3 years                        6%
         3 years                        5 years                        5%
         5 years                        6 years                        4%
         6 years                        7 years                        3%
        7 + years                          --                          0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:

       YEARS SINCE INITIAL PURCHASE PAYMENT
--------------------------------------------------
GREATER THAN OR EQUAL TO             BUT LESS THAN             WITHDRAWAL CHARGE
------------------------             -------------             -----------------
           0 years                         3 years                    6%
           3 years                         5 years                    5%
           5 years                         6 years                    4%
           6 years                         7 years                    3%
          7 + years                           --                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)


We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:



                                               STANDARD DEATH BENEFIT     STEP-UP DEATH BENEFIT     ROLL-UP DEATH BENEFIT
                                               ----------------------     ---------------------     ---------------------
Mortality and Expense Risk Charge..........             1.25%(5)                  1.35%(5)                 1.55%(5)
Administrative Expense Charge..............             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH NO OPTIONAL FEATURES
SELECTED...................................             1.40%                     1.50%                    1.70%
Optional E.S.P. Charge.....................             0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. ONLY SELECTED..........             1.55%                     1.65%                    1.85%
Optional GMAB Charge.......................             0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMAB ONLY
SELECTED...................................             1.90%                     2.00%                    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMAB
SELECTED(6)................................             2.05%                     2.15%                    2.35%
Optional GMWB I Charge (maximum
upon reset)................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum
upon reset)................................             1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge...................             0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB I ONLY SELECTED..........             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB II ONLY SELECTED.........             2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH GMWB III ONLY SELECTED........             1.65%                     1.75%                    1.95%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB I SELECTED....             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB II SELECTED...             2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT
CHARGES WITH E.S.P. AND GMWB III SELECTED..             1.80%                     1.90%                    2.10%


----------

(5) We are waiving the Mortality and Expense charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.



(6)   GMAB and GMWB cannot both be elected.



(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (unless otherwise indicated):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9328.



MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                  MINIMUM           MAXIMUM
                                                                  -------           -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses)              0.47%             4.47%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                        DISTRIBUTION
                                           AND/OR                                              CONTRACTUAL FEE    NET TOTAL
                                          SERVICE                         TOTAL ANNUAL              WAIVER          ANNUAL
                           MANAGEMENT     (12b-1)           OTHER           OPERATING           AND/OR EXPENSE     OPERATING
UNDERLYING FUND:               FEE          FEES          EXPENSES           EXPENSES            REIMBURSEMENT    EXPENSES**
-------------------------  ----------   ------------      --------        ------------         ---------------    ----------
AMERICAN FUNDS
INSURANCE SERIES
   American Funds
      Global Growth
      Fund - Class 2*            0.58%        0.25%        0.04%               0.87%                   --           0.87%
   American Funds
      Growth Fund -
      Class 2*                   0.33%        0.25%        0.02%               0.60%                   --           0.60%
   American Funds
      Growth-Income
      Fund - Class 2*            0.28%        0.25%        0.01%               0.54%                   --           0.54%
FRANKLIN TEMPLETON
   VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income
      Securities Fund
      - Class 2*                 0.46%        0.25%        0.02%               0.73%                   --           0.73%(1)(2)
   Franklin Small-Mid
      Cap Growth
      Securities Fund
      - Class 2*+                0.48%        0.25%        0.28%               1.01%                 0.02%          0.99%(2)(3)
   Templeton
      Developing
      Markets
      Securities Fund
      - Class 2*                 1.24%        0.25%        0.29%               1.78%                   --           1.78%
   Templeton Foreign
      Securities Fund
      - Class 2*                 0.65%        0.25%        0.17%               1.07%                 0.05%          1.02%(3)
JANUS ASPEN SERIES
   Mid Cap Growth
      Portfolio -
      Service Shares*            0.64%        0.25%        0.03%               0.92%                   --           0.92%
LAZARD RETIREMENT
   SERIES, INC.
   Lazard Retirement
      Small Cap
      Portfolio*                 0.75%        0.25%        0.22%               1.22%                   --           1.22%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
      Variable
      Dividend
      Strategy
      Portfolio++                0.65%          --         0.21%               0.86%                   --           0.86%
   Legg Mason Partners
      Variable Premier
      Selections All
      Cap Growth
      Portfolio++                0.75%          --         0.19%               0.94%                   --           0.94%
LEGG MASON PARTNERS

   VARIABLE PORTFOLIOS
   I, INC.
   Legg Mason Partners
      Variable All Cap
      Portfolio -
      Class I+                   0.75%          --        0.07%                0.82%                   --           0.82%
   Legg Mason Partners
      Variable
      Investors
      Portfolio -
      Class I                    0.65%          --        0.06%                0.71%                   --           0.71%
   Legg Mason Partners
      Variable Small
      Cap Growth
      Portfolio -
      Class I+                   0.75%          --        0.22%                0.97%                   --           0.97%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   II
   Legg Mason Partners
      Variable
      Appreciation
      Portfolio                  0.70%          --        0.02%                0.72%                   --           0.72%
   Legg Mason Partners
      Variable
      Diversified
      Strategic Income
      Portfolio+                 0.65%          --        0.12%                0.77%                   --           0.77%
   Legg Mason Partners
      Variable Equity
      Index Portfolio
      - Class II*                0.31%        0.25%       0.03%                0.59%                   --           0.59%
   Legg Mason Partners
      Variable
      Fundamental
      Value Portfolio            0.75%          --        0.03%                0.78%                   --           0.78%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   III, INC.
   Legg Mason Partners
      Variable
      Adjustable Rate
      Income
      Portfolio*+                0.55%        0.25%       0.28%                1.08%                   --           1.08%(4)
   Legg Mason Partners
      Variable
      Aggressive
      Growth Portfolio+          0.75%          --        0.02%                0.77%                   --           0.77%(4)
   Legg Mason Partners
      Variable High
      Income Portfolio+          0.60%          --        0.06%                0.66%                   --           0.66%
   Legg Mason Partners
      Variable Large
      Cap Growth
      Portfolio+                 0.75%          --        0.04%                0.79%                   --           0.79%(4)
   Legg Mason Partners
      Variable Mid Cap
      Core Portfolio+            0.75%          --        0.07%                0.82%                   --           0.82%
   Legg Mason Partners
      Variable Money
      Market Portfolio+          0.45%          --        0.02%                0.47%                   --           0.47%(4)
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS
   IV
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio - All
      Cap Growth and
      Value*                     0.75%        0.25%       0.06%                1.06%                   --           1.06%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Balanced All Cap
      Growth and Value*          0.75%        0.25%       0.06%                1.06%                   --           1.06%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Global All Cap
      Growth and Value*          0.75%        0.25%       0.15%                1.15%                   --           1.15%
   Legg Mason Partners
      Variable
      Multiple
      Discipline
      Portfolio -
      Large Cap Growth
      and

          VALUE*                 0.75%        0.25%       0.24%                1.24%                   --           1.24%
LEGG MASON PARTNERS
   VARIABLE PORTFOLIOS V
   Legg Mason Partners
      Variable Small
      Cap Growth
      Opportunities
      Portfolio                  0.75%          --        0.30%                1.05%                   --           1.05%
MET INVESTORS SERIES
   TRUST
   Dreman Small-Cap
      Value Portfolio
      - Class A                  0.83%          --        3.64%                4.47%                 3.37%          1.10%(5)
   Harris Oakmark
      International
      Portfolio -
      Class A                    0.82%          --        0.13%                0.95%                   --           0.95%
   Janus Capital
      Appreciation
      Portfolio -
      Class A                    0.65%          --        0.09%                0.74%                   --           0.74%(5)
   Lord Abbett Growth
      and Income
      Portfolio -
      Class B*                   0.50%        0.25%       0.04%                0.79%                   --           0.79%(5)
   Lord Abbett Mid-Cap
      Value Portfolio
      - Class B*                 0.68%        0.25%       0.08%                1.01%                   --           1.01%
   Mercury Large-Cap
      Core Portfolio -
      Class A                    0.78%          --        0.12%                0.90%                   --           0.90%(5)
   Met/AIM Capital
      Appreciation
      Portfolio -
      Class A                    0.76%          --        0.05%                0.81%                   --           0.81%(5)
   Met/AIM Small Cap
      Growth Portfolio
      - Class A                  0.90%          --        0.10%                1.00%                   --           1.00%(5)
   MFS(R) Value Portfolio
      - Class A                  0.73%          --        0.24%                0.97%                   --           0.97%(5)
   Neuberger Berman
      Real Estate
      Portfolio -
      Class A                    0.67%          --        0.03%                0.70%                   --           0.70%
   Pioneer Fund
      Portfolio -
      Class A                    0.75%          --        0.28%                1.03%                 0.03%          1.00%(5)
   Pioneer Mid-Cap
      Value Portfolio
      - Class A                  0.75%          --        2.84%                3.59%                 2.59%          1.00%(5)
   Pioneer Strategic
      Income Portfolio
      - Class A                  0.73%          --        0.09%                0.82%                   --           0.82%(5)
   Third Avenue Small
      Cap Value
      Portfolio -
      Class B*                   0.75%        0.25%       0.05%                1.05%                   --           1.05%
METROPOLITAN SERIES
   FUND, INC.
   BlackRock
      Aggressive
      Growth Portfolio
      - Class D*                 0.73%        0.10%       0.06%                0.89%                   --           0.89%
   BlackRock Bond
      Income Portfolio
      - Class E*                 0.40%        0.15%       0.07%                0.62%                   --           0.62%(6)
   Capital Guardian
      U.S. Equity
      Portfolio -
      Class A                    0.67%          --        0.06%                0.73%                   --           0.73%
   FI Large Cap
      Portfolio -
      Class A                    0.80%          --        0.06%                0.86%                   --           0.86%(7)
   FI Value Leaders
      Portfolio -
      Class D*                   0.66%        0.10%       0.07%                0.83%                   --           0.83%(8)
   MFS(R) Total Return
      Portfolio -
      Class F*                   0.57%        0.20%       0.16%                0.93%                   --           0.93%
   Oppenheimer Global
      Equity Portfolio
      - Class B*                 0.60%        0.25%       0.33%                1.18%                   --           1.18%
   T. Rowe Price Large
      Cap Growth
      Portfolio -
      Class B*+                  0.60%        0.25%       0.12%                0.97%                   --           0.97%(9)
PIMCO VARIABLE
   INSURANCE TRUST
   Real Return
      Portfolio -

      Administrative
      Class                      0.25%          --        0.41%                0.66%                   --           0.66%(10)
   Total Return
      Portfolio -
      Administrative
      Class                      0.25%          --        0.40%                0.65%                   --           0.65%
PUTNAM VARIABLE TRUST
   Putnam VT
      International
      Equity Fund -
      Class IB*+                 0.75%        0.25%       0.18%                1.18%                   --           1.18%
   Putnam VT Small Cap
      Value Fund -
      Class IB*                  0.76%        0.25%       0.08%                1.09%                   --           1.09%
VAN KAMPEN LIFE
   INVESTMENT TRUST
   Emerging Growth
      Portfolio -
      Class I+                   0.70%          --        0.07%                0.77%                   --           0.77%
VARIABLE INSURANCE
   PRODUCTS FUND
   VIP Contrafund(R)
      Portfolio -
      Service Class*             0.57%        0.10%       0.09%                0.76%                   --           0.76%
   VIP Mid Cap
      Portfolio -
      Service Class 2*           0.57%        0.25%       0.12%                0.94%                   --           0.94%



                                                                                                                    NET TOTAL
                                                                                                                     ANNUAL
                                                                                                                    OPERATING
                                                                                                                    EXPENSES
                                                    DISTRIBUTION                                                    INCLUDING
                                                      AND/OR                  TOTAL      CONTRACTUAL   NET TOTAL  NET EXPENSES
                                                      SERVICE                 ANNUAL     FEE WAIVER     ANNUAL         OF
                                        MANAGEMENT    (12b-1)      OTHER    OPERATING  AND/OR EXPENSE  OPERATING   UNDERLYING
       UNDERLYING FUND:                    FEE         FEES      EXPENSES    EXPENSES   REIMBURSEMENT EXPENSES**   PORTFOLIOS
--------------------------------------- ----------  ------------ --------   ---------  -------------- ----------  ------------
METROPOLITAN SERIES FUND, INC.
MetLife Conservative Allocation
  Portfolio -- Class B*................    0.10%        0.25%      0.95%      1.30%         0.95%        0.35%        0.98%(11)(12)
MetLife Conservative to Moderate
  Allocation Portfolio -- Class B*.....    0.10%        0.25%      0.31%      0.66%         0.31%        0.35%        1.00%(11)(12)
MetLife Moderate Allocation Portfolio
  -- Class B*..........................    0.10%        0.25%      0.19%      0.54%         0.19%        0.35%        1.04%(11)(12)
MetLife Moderate to Aggressive
  Allocation Portfolio -- Class B*.....    0.10%        0.25%      0.24%      0.59%         0.24%        0.35%        1.06%(11)(12)
MetLife Aggressive Allocation
  Portfolio -- Class B*................    0.10%        0.25%      1.66%      2.01%         1.66%        0.35%        1.07%(11)(12)


----------


* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



+     Closed to new investors.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.



NOTES







(1)   The Fund administration fee is paid indirectly through the management fee.



(2) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(3) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).



(4) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.



(5) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small Cap Growth Portfolio. Fees and expenses for the following Portfolios are estimated for the year ending December 31, 2006:
      Dreman Small-Cap Value Portfolio, Janus Capital Appreciation Portfolio, Mercury Large-Cap Core Portfolio, Met/AIM Capital Appreciation Portfolio, MFS(R) Value Portfolio, Pioneer Fund Portfolio, Pioneer Mid-Cap Value Portfolio and Pioneer Strategic Income Portfolio. For Lord Abbett Growth and Income Portfolio, the Management Fee in the table has been restated to reflect a new fee schedule that became effective on January 1, 2006.



(6) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(7) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.



(8) The Management Fee in the table has been restated to reflect a new fee schedule that became effective on May 1, 2006.



(9) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(10) Ratio of expenses to average net assets excluding interest expense is 0.65%.



(11) Our affiliate, MetLife Advisers, LLC (the "adviser"), has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to the Portfolio's obligation to repay the adviser in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class which was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.



(12) These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable expense limitations), including the total operating expenses of the underlying portfolios (before any applicable expense limitations) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.



EXAMPLE



This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).



                                                     IF CONTRACT IS SURRENDERED AT THE   IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:         ANNUITIZED AT END OF PERIOD SHOWN:
                                                     ----------------------------------  ----------------------------------
FUNDING OPTION                                       1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------   ------  -------  -------  --------  ------  -------  -------  --------
Underlying Fund with Maximum Total Annual
Operating Expenses................................    1331    2746     4001      6636     731     2146     3501      6636
Underlying Fund with Minimum Total Annual
Operating Expenses................................    939     1627     2231      3565     339     1027     1731      3565





                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the Prospectus -- it is not the Contract. The Prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this Prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                               MAXIMUM AGE BASED ON THE OLDER OF THE OWNER
            DEATH BENEFIT/OPTIONAL FEATURE                      AND ANNUITANT ON THE CONTRACT/RIDER DATE
----------------------------------------------------------     -------------------------------------------
Deferred Annual Step Up Death Benefit...................                          80

Step Up Death Benefit...................................                          75

Roll Up Death Benefit...................................                          75

Enhanced Stepped-Up Provision (E.S.P)...................                          75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.


Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial or personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9328.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this Prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS





You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and

The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table--Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Fund's investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or subadvised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (see "Other Information -- Distribution of Variable Annuity Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying fund prospectus by calling 1-800-842-9328 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:



                  FUNDING                                    INVESTMENT                                  INVESTMENT
                   OPTION                                     OBJECTIVE                              ADVISER/SUBADVISER
--------------------------------------------  -------------------------------------------  ---------------------------------------
AMERICAN FUNDS INSURANCE SERIES
   American Funds Global Growth Fund -        Seeks capital appreciation through stocks.   Capital Research and Management Company
     Class 2
   American Funds Growth Fund - Class 2       Seeks capital appreciation through stocks.   Capital Research and Management Company
   American Funds Growth-Income Fund -        Seeks both capital appreciation and income.  Capital Research and Management Company
     Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund - Class    Seeks to maximize income while maintaining   Franklin Advisers, Inc.
     2                                        prospects for capital appreciation.
   Franklin Small-Mid Cap Growth Securities   Seeks long-term capital growth.              Franklin Advisers, Inc.
     Fund - Class 2+
   Templeton Developing Markets Securities    Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
     Fund - Class 2
   Templeton Foreign Securities Fund -        Seeks long-term capital growth.              Templeton Investment Counsel, LLC
     Class 2                                                                               Subadviser: Franklin Templeton
                                                                                           Investment Management Limited
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio - Service Shares  Seeks long-term growth of capital.           Janus Capital Management LLC
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio      Seeks long-term capital appreciation.        Lazard Asset Management LLC
LEGG MASON PARTNERS INVESTMENT SERIES*
   Legg Mason Partners Variable Dividend      Seeks capital appreciation, principally      Smith Barney Fund Management LLC
     Strategy Portfolio+*                     through investments in dividend-paying
                                              stocks.
   Legg Mason Partners Variable Premier       Seeks long-term capital growth.              Smith Barney Fund Management LLC
     Selections All Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
   INC.*
   Legg Mason Partners Variable All Cap       Seeks capital appreciation through           Salomon Brothers Asset Management Inc
     Portfolio - Class I+*                    investments.
   Legg Mason Partners Variable Investors     Seeks long-term growth of capital,           Salomon Brothers Asset Management Inc
     Portfolio*                               with growth of current income as a
                                              secondary objective.
   Legg Mason Partners Variable Small Cap     Seeks long term growth of capital.           Salomon Brothers Asset Management Inc
     Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II*
   Legg Mason Partners Variable               Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
     Appreciation Portfolio*
   Legg Mason Partners Variable Diversified   Seeks high current income.                   Smith Barney Fund Management LLC
     Strategic Income Portfolio+*                                                          Subadviser: Citigroup Asset Management
                                                                                           Ltd.
   Legg Mason Partners Variable Equity        Seeks to correspond to the price and yield   TIMCO Asset Management Inc
     Index Portfolio - Class II*              performance of the S&P 500 Index.
   Legg Mason Partners Variable Fundamental   Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
     Value Portfolio*                         income is a secondary consideration.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
   III, INC.*
   Legg Mason Partners Variable Adjustable    Seeks to provide high current income         Smith Barney Fund Management LLC
       Rate Income Portfolio*                 and to limit the degree of fluctuation of
                                              its net asset value resulting from
                                              movements in interest rates.

   Legg Mason Partners Variable Aggressive    Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
     Growth Portfolio*
   Legg Mason Partners Variable High Income   Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
     Portfolio*                               seeks capital appreciation.
   Legg Mason Partners Variable Large Cap     Seeks long term growth of capital.           Smith Barney Fund Management LLC
     Growth Portfolio*
   Legg Mason Partners Variable Mid Cap       Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Core Portfolio*
   Legg Mason Partners Variable Money         Seeks to maximize current income             Smith Barney Fund Management LLC
     Market Portfolio*                        consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV*
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - All Cap Growth
     and Value*
   Legg Mason Partners Variable Multiple      Seeks a balance between long-term            Smith Barney Fund Management LLC
     Discipline Portfolio-Balanced All        growth of capital and principal
     Cap Growth and Value*                    preservation.
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - Global All Cap
     Growth and Value*
   Legg Mason Partners Variable Multiple      Seeks long-term growth of capital.           Smith Barney Fund Management LLC
     Discipline Portfolio - Large Cap
     Growth and Value*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V*
   Legg Mason Partners Variable Small Cap     Seeks long term capital growth.              Smith Barney Fund Management LLC
     Growth Opportunities Portfolio*
MET INVESTORS SERIES TRUST
   Dreman Small-Cap Value Portfolio - Class   Seeks capital appreciation.                  Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Dreman Value Management
                                                                                           L.L.C.
   Harris Oakmark International Portfolio -   Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Harris Associates L.P.
   Janus Capital Appreciation Portfolio -     Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Janus Capital Management LLC
   Lord Abbett Growth and Income Portfolio    Seeks growth of capital and current income   Met Investors Advisory, LLC
     - Class B*                               without excessive fluctuations in the        Subadviser: Lord, Abbett & Co. LLC
                                              market value.
   Lord Abbett Mid-Cap Value Portfolio -      Seeks capital appreciation through           Met Investors Advisory, LLC
     Class B*                                 investment, primarily in equity securities   Subadviser: Lord, Abbett & Co. LLC
                                              which are believed to be undervalued in the
                                              marketplace.
   Mercury Large-Cap Core Portfolio - Class   Seeks long-term capital growth.              Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Merrill Lynch Investment
                                                                                           Managers, L.P.
   Met/AIM Capital Appreciation Portfolio -   Seeks capital appreciation.                  Met Investors Advisory, LLC
     Class A*                                                                              Subadviser:  AIM Capital Management,
                                                                                           Inc.
   Met/AIM Small Cap Growth Portfolio -       Seeks long-term growth of capital.           Met Investors Advisory, LLC
     Class A*                                                                              Subadviser:  AIM Capital Management,
                                                                                           Inc.
   MFS(R) Value Portfolio - Class A*          Seeks capital appreciation and reasonable    Met Investors Advisory, LLC
                                              income.                                      Subadviser: Massachusetts Financial
                                                                                           Services Company
   Neuberger Berman Real Estate Portfolio -   Seeks to provide total return through        Met Investors Advisory, LLC
     Class A*                                 investment in real estate securities,        Subadviser: Neuberger Berman Management,
                                              emphasizing both capital appreciation and    Inc.
                                              current income

   Pioneer Fund Portfolio - Class A*          Seeks reasonable income and capital growth.  Met Investors Advisory, LLC
                                                                                           Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Mid-Cap Value Portfolio - Class    Seeks capital appreciation.                  Met Investors Advisory, LLC
     A*                                                                                    Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Pioneer Strategic Income Portfolio -       Seeks a high level of current income.        Met Investors Advisory, LLC
     Class A*                                                                              Subadviser: Pioneer Investment
                                                                                           Management, Inc.
   Third Avenue Small Cap Value Portfolio -   Seeks long-term capital appreciation.        Met Investors Advisory, LLC
     Class B*                                                                              Subadviser: Third Avenue
                                                                                           Management LLC

METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio -    Seeks maximum capital appreciation.          MetLife Advisers, LLC
     Class D*                                                                              Subadviser: BlackRock Advisors, Inc.
   BlackRock Bond Income Portfolio - Class    Seeks competitive total return primarily     MetLife Advisers, LLC
     E*                                       from investing in fixed-income securities.   Subadviser: BlackRock Advisors, Inc.
   Capital Guardian U.S. Equity Portfolio -   Seeks long-term growth of capital.           MetLife Advisers, LLC
     Class A*                                                                              Subadviser: Capital Guardian Trust
                                                                                           Company
   FI Large Cap Portfolio - Class A*          Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   FI Value Leaders Portfolio - Class D*      Seeks long-term growth of capital.           MetLife Advisers, LLC
                                                                                           Subadviser: Fidelity Management &
                                                                                           Research Company
   MetLife Aggressive Allocation Portfolio    Seeks growth of capital.                     MetLife Advisers, LLC
     - Class B*
   MetLife Conservative Allocation            Seeks a high level of current income, with   MetLife Advisers, LLC
     Portfolio - Class B*                     growth of capital as a secondary objective.
   MetLife Conservative to Moderate           Seeks high total return in the form of       MetLife Advisers, LLC
     Allocation Portfolio - Class B*          income and growth of capital, with a
                                              greater emphasis on income.
   MetLife Moderate Allocation Portfolio -    Seeks a balance between a high level of      MetLife Advisers, LLC
     Class B*                                 current income and growth of capital, with
                                              a greater emphasis on growth of capital.
   MetLife Moderate to Aggressive             Seeks growth of capital.                     MetLife Advisers, LLC
     Allocation Portfolio - Class B*
   MFS(R) Total Return Portfolio - Class F*   Seeks a favorable total return through       MetLife Advisers, LLC
                                              investment in a diversified portfolio.       Subadviser: Massachusetts Financial
                                                                                           Services Company
Oppenheimer Global Equity Portfolio -         Seeks capital appreciation.                  MetLife Advisers, LLC
     Class B*                                                                              Subadviser: OppenheimerFunds, Inc.
   T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital and,       MetLife Advisers, LLC
     - Class B+*                              secondarily, dividend income.                Subadviser: T. Rowe Price Associates
                                                                                           Inc.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio - Administrative     Seeks maximum total return, consistent with  Pacific Investment Management Company
     Class                                    preservation of  capital and prudent         LLC
                                              investment management.
   Total Return Portfolio - Administrative    Seeks maximum total return, consistent with  Pacific Investment Management Company
     Class                                    preservation of capital and prudent          LLC
                                              investment management.
PUTNAM VARIABLE TRUST
   Putnam VT International Equity Fund -      Seeks capital appreciation.                  Putnam Investment Management, LLC
     Class IB+
   Putnam VT Small Cap Value Fund - Class IB  Seeks capital appreciation.                  Putnam Investment Management, LLC
VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio - Class I+       Seeks capital appreciation.                  Van Kampen Asset Management
VARIABLE INSURANCE PRODUCTS FUND
   VIP Contrafund(R) Portfolio - Service      Seeks long-term capital appreciation.        Fidelity Management & Research Company
     Class
   VIP Mid Cap Portfolio - Service Class 2    Seeks long-term growth of capital.           Fidelity Management & Research Company



--------------
+     Closed to new investors.



* This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see the tables below for more information.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS:



UNDERLYING FUND NAME CHANGES



                       FORMER NAME                                                          NEW NAME
-----------------------------------------------------------    -------------------------------------------------------------------
GREENWICH STREET SERIES FUND                                   LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
   Appreciation Portfolio                                         Legg Mason Partners Variable Appreciation Portfolio
   Diversified Strategic Income Portfolio                         Legg Mason Partners Variable Diversified Strategic Income
                                                                  Portfolio
   Equity Index Portfolio                                         Legg Mason Partners Variable Equity Index Portfolio
   Fundamental Value Portfolio                                    Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUND INC                      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
   All Cap Fund                                                   Legg Mason Partners Variable All Cap Portfolio
   Investors Fund                                                 Legg Mason Partners Variable Investors Portfolio
   Small Cap Growth Fund                                          Legg Mason Partners Variable Small Cap Growth Portfolio

SMITH BARNEY INVESTMENT SERIES                                 LEGG MASON PARTNERS VARIABLE INVESTMENT SERIES
   Smith Barney Dividend Strategy Portfolio                       Legg Mason Partners Variable Dividend Strategy Portfolio

   Smith Barney Premier Selections All Cap Growth Portfolio       Legg Mason Partners Variable Premier Selections All Cap Growth
                                                                  Portfolio
SMITH BARNEY MULTIPLE DISCIPLINE TRUST                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
   Multiple Discipline Portfolio-All Cap Growth and Value         Legg Mason Partners Variable Multiple Discipline Portfolio-All
                                                                  Cap Growth and Value
   Multiple Discipline Portfolio-Balanced All Cap Growth          Legg Mason Partners Variable Multiple Discipline
   and Value                                                      Portfolio-Balanced All Cap Growth and Value
   Multiple Discipline Portfolio-Global All Cap Growth            Legg Mason Partners Variable Multiple Discipline
   and Value                                                      Portfolio-Global All Cap Growth and Value
   Multiple Discipline Portfolio-Large Cap Growth                 Legg Mason Partners Variable Multiple Discipline Portfolio-Large
   and Value                                                      Cap Growth and Value
TRAVELERS SERIES FUND INC.                                     LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   SB Adjustable Rate Income Portfolio                            Legg Mason Partners Variable Adjustable Rate Income Portfolio

   Smith Barney Aggressive Growth Portfolio                       Legg Mason Partners Variable Aggressive Growth Portfolio
   Smith Barney High Income Portfolio                             Legg Mason Partners Variable High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio             Legg Mason Partners Variable Large Cap Growth Portfolio
   Smith Barney Mid Cap Core Portfolio                            Legg Mason Partners Variable Mid Cap Core Portfolio
   Smith Barney Money Market Portfolio                            Legg Mason Partners Variable Money Market Portfolio
VARIABLE ANNUITY PORTFOLIOS                                    LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
   Smith Barney Small Cap Growth Opportunities Portfolio          Legg Mason Partners Variable Small Cap Growth Opportunities
                                                                  Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The former Underlying Funds were merged with and into the new Underlying Funds.



                    FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
--------------------------------------------------------------------   --------------------------------------------------------
      Capital Appreciation Fund                                        MET INVESTORS SERIES TRUST
                                                                          Janus Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      AIM Capital Appreciation Portfolio                                  MET/AIM Capital Appreciation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Equity Income Portfolio                                             FI Value Leaders Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Large Cap Portfolio                                                 FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Aggressive Portfolio                     MetLife Aggressive Allocation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Conservative Portfolio                   MetLife Conservative Allocation Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate to Conservative Allocation      MetLife Conservative to Moderate Allocation Portfolio
      Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate to Aggressive Portfolio         MetLife Moderate to Aggressive Allocation Portfolio

TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Managed Allocation Series: Moderate Portfolio                       MetLife Moderate Allocation Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST

      Mercury Large Cap Core Portfolio                                    Mercury Large-Cap Core Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      MFS(R) Mid Cap Growth Portfolio                                     BlackRock Aggressive Growth Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      MFS(R) Total Return Portfolio                                       MFS(R) Total Return Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      MFS(R) Value Portfolio                                              MFS(R) Value Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Mondrian International Stock Portfolio                              Harris Oakmark International Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Pioneer Fund Portfolio                                              Pioneer Fund Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Pioneer Mid-Cap Value Portfolio                                     Pioneer Mid-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Strategic Income Portfolio                                          Pioneer Strategic Income Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Pioneer Strategic Equity Portfolio                                  FI Large Cap Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Growth Portfolio                      MET/AIM Small Cap Growth Portfolio
TRAVELERS SERIES TRUST                                                 MET INVESTORS SERIES TRUST
      Style Focus Series: Small Cap Value Portfolio                       Dreman Small-Cap Value Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Travelers Managed Income Portfolio                                  BlackRock Bond Income Portfolio
TRAVELERS SERIES TRUST                                                 METROPOLITAN SERIES FUND, INC.
      Van Kampen Enterprise Portfolio                                     Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                               NEW UNDERLYING FUND
-----------------------------------------------        -------------------------------------------
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND       MET INVESTORS SERIES TRUST
   AllianceBernstein Growth and Income Portfolio          Lord Abbett Growth and Income Portfolio
ALLIANCE BERNSTEIN VARIABLE PRODUCTS SERIES FUND       METROPOLITAN SERIES FUND, INC.
   AllianceBernstein Large Cap Growth Portfolio           T. Rowe Price Large Cap Growth Portfolio
DELAWARE VIP TRUST                                     MET INVESTORS SERIES TRUST
   Delaware VIP REIT Series                               Neuberger Berman Real Estate Portfolio
FAM VARIABLE SERIES FUND, INC.                         METROPOLITAN SERIES FUND, INC.
   Mercury Global Allocation Portfolio                    Oppenheimer Global Equity Portfolio
FAM VARIABLE SERIES FUND, INC.                         MET INVESTORS SERIES TRUST
   Mercury Value Opportunities VI Fund                    Third Avenue Small Cap Value Portfolio
FRANKLIN TEMPLETON VIP TRUST                           MET INVESTORS SERIES TRUST
   Mutual Shares Securities Fund                          Lord Abbett Growth and Income Portfolio
FRANKLIN TEMPLETON VIP TRUST                           METROPOLITAN SERIES FUND, INC.
   Templeton Growth Securities Fund                       Oppenheimer Global Equity Portfolio
LORD ABBETT SERIES FUND, INC.                          MET INVESTORS SERIES TRUST
   Lord Abbett Mid-Cap Value Portfolio                    Lord Abbett Mid-Cap Value Portfolio
LORD ABBETT SERIES FUND, INC.                          MET INVESTORS SERIES TRUST
   Lord Abbett Growth and Income Portfolio                Lord Abbett Growth and Income Portfolio

                                  FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      -     administration of the annuity options available under the Contracts

      -     the distribution of various reports to Contract Owners and

      -     the ability to engage in telephone and internet transactions

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your Smith Barney Financial Consultant, and

      -     other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      - that the amount of the death benefit will be greater than the Contract Value and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.


Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.



The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN      WITHDRAWAL CHARGE
------------------------     -------------      -----------------
         0 years                3 years                6%
         3 years                5 years                5%
         5 years                6 years                4%
         6 years                7 years                3%
        7+ years                   --                  0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if a lifetime annuity payout has begun, after the first Contract
            Year

      -     under the Managed Distribution Program

      - you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total of all Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59-1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds

      (2)   after an annuity payout has begun or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN      WITHDRAWAL CHARGE
------------------------     -------------      -----------------
        0 years                 3 years                6%
        3 years                 5 years                5%
        5 years                 6 years                4%
        6 years                 7 years                3%
       7 + years                   --                  0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., the American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Lazard Retirement Small Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio, Dreman Small-Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, Putnam VT International Equity Fund and Putnam VT Small Cap Value Fund -- the "Monitored Portfolios") and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



      - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

      - reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this Prospectus are not treated as transfers when we evaluate trading patterns for market timing



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month program. The programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in the applicable time period. Please note that interest will accrue on a declining amount of Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the program will be transferred to the Money Market Variable Fund Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, any outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59-1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59-1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70-1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

LOANS

Loans may be available under certain Qualified Contracts. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement. You may not elect the GMWB benefit and have a loan on your Contract at the same time. If you anticipate needing a loan, you should not purchase GMWB.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect. Please note that the naming of different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult with your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

      -     the death benefit will not be payable upon the Annuitant's death

      -     the Contingent Annuitant becomes the Annuitant

      -     all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, then a death benefit is paid to the beneficiary regardless of whether there is a Contingent Annuitant.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

      -     Standard Death Benefit

      -     Step-Up Death Benefit

      -     Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

      (1)   the Contract Value on the Death Report Date

      (2)   your adjusted Purchase Payment (see below)* or

      (3)   the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT

If the Annuitant dies before age 80,
the death benefit will be the greatest of:     -     the Contract Value on the Death Report Date;
                                               -     your adjusted Purchase Payment (see below)*;
                                               -     the Step-Up Value, if any, as described below
                                               -     the Roll-Up Death Benefit Value (as described below)

If the Annuitant dies on or after age 80,      -     the Contract Value on the Death Report Date;
the death benefit will be the greatest of:     -     your adjusted Purchase Payment (see below) or*

                                               -     the Step-Up Value, if any, as described below, or
                                               -     the Roll-Up Death Benefit Value (as described below)
                                                     on the Annuitant's 80th birthday, plus any
                                                     additional Purchase Payments and minus any
                                                     partial surrender reductions (as described
                                                     below) that occur after the Annuitant's 80th birthday.

--------------

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b)    is any Purchase Payment made during the previous Contract Year

      c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

      a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

      b) is any Purchase Payment made since the previous Contract Date anniversary

      c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/55,000) = $9,090


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:


      50,000 x (10,000/30,000) = $16,666


Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/55,000) = $9,090



You new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.


The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:


      50,000 x (10,000/30,000) = $16,666


Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                        MANDATORY
    BEFORE THE MATURITY DATE,          THE COMPANY WILL                                                  PAYOUT
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:     UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
OWNER (WHO IS NOT THE ANNUITANT)   The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)              or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive the distribution.

OWNER (WHO IS THE ANNUITANT)       The beneficiary (ies),     Unless the beneficiary elects to       Yes
(WITH NO JOINT OWNER)              or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive the distribution.

NON-SPOUSAL JOINT OWNER (WHO IS    The surviving joint                                               Yes
NOT THE ANNUITANT)                 owner.

NON-SPOUSAL JOINT OWNER (WHO IS    The beneficiary (ies),     Unless the beneficiary elects to       Yes
THE ANNUITANT)                     or, if none, to the        continue the Contract rather than
                                   surviving joint owner.     receive a distribution.

SPOUSAL JOINT OWNER (WHO IS NOT    The surviving joint        Unless the spouse elects to continue   Yes
THE ANNUITANT)                     owner.                     the Contract.

                                                                                                        MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                  PAYOUT
    UPON THE DEATH OF THE            PAY THE PROCEEDS TO:     UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
SPOUSAL JOINT OWNER (WHO IS THE    The beneficiary (ies),     Unless the spouse elects to continue   Yes
ANNUITANT)                         or, if none, to the        the Contract.
                                   surviving joint owner.
                                                              A spouse who is not the beneficiary
                                                              may decline to receive the proceeds
                                                              or to continue the Contract and
                                                              instruct the Company to pay the
                                                              beneficiary.

ANNUITANT (WHO IS NOT THE          The beneficiary (ies),     Unless the beneficiary elects to       Yes
CONTRACT OWNER)                    or if none, to the         continue the Contract rather than
                                   Contract Owner.            receive the distribution.

                                                              But, if there is a Contingent
                                                              Annuitant, then the Contingent
                                                              Annuitant becomes the Annuitant and
                                                              the Contract continues in effect
                                                              (generally using the original
                                                              Maturity Date). The proceeds will
                                                              then be paid upon the death of the
                                                              Contingent Annuitant or owner.

ANNUITANT (WHO IS THE CONTRACT     See death of "owner who                                           Yes
OWNER)                             is the Annuitant" above.

ANNUITANT (WHERE OWNER IS A        The beneficiary (ies),                                            Yes (Death of
NON-NATURAL ENTITY/TRUST)          or if none, to the owner.                                         Annuitant is

                                                                                                     treated as death of
                                                                                                     the owner in these
                                                                                                     circumstances.)

CONTINGENT ANNUITANT (ASSUMING     No death proceeds are                                             Yes
ANNUITANT IS STILL ALIVE)          payable; Contract
                                   continues.

BENEFICIARY                        No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

                              QUALIFIED CONTRACTS

                                       THE COMPANY WILL                                                 MANDATORY
   BEFORE THE MATURITY DATE,                 PAY                                                         PAYOUT
     UPON THE DEATH OF THE             THE PROCEEDS TO:       UNLESS. . .                              RULES APPLY*
--------------------------------   ------------------------   ------------                           ----------------
OWNER/ANNUITANT                    The beneficiary (ies),     Unless the beneficiary elects to       Yes
                                   or if none, to the         continue the Contract rather than
                                   Contract Owner's estate.   receive a distribution.

BENEFICIARY                        No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

CONTINGENT BENEFICIARY             No death proceeds are                                             N/A
                                   payable; Contract
                                   continues.

--------------

* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.


SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the

Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This Prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this Prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


NAME OF RIDER:                GMWB I                          GMWB II                       GMWB III
--------------   -------------------------------   ----------------------------   ----------------------------
ALSO CALLED:                Principal                        Principal                      Principal
                            Guarantee                        Guarantee                   Guarantee Value

AVAILABILITY:     Not available for purchase on     Available on or after March    Available on or after March
                 or after March 28, 2005, unless   28, 2005 if approved in your   28, 2005 if approved in your
                 GMWB II is not approved in your               state                          state
                              state

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract. You may not elect a GMWB rider if you have a loan outstanding, and you may not take out a loan once you elect a GMWB rider.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                        GMWB I      GMWB II     GMWB III
                                                      ----------   ----------   ---------
If you make your first withdrawal BEFORE
the 3rd anniversary after you
purchase GMWB:.....................................    5% of RBB   5% of RBB    5% of RBB
If you make your first withdrawal AFTER
the 3rd anniversary after you
purchase GMWB:.....................................   10% of RBB   10% of RBB   5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

      - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

      - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
            2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

      - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                  WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

                              ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                     -----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB              AWB (5%)
                     ----------   --------------------   -----------------   ----------   -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)

CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588

VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412

                         WITHDRAWAL EXAMPLE FOR GMWB I

                              ASSUMES 15% GAIN ON INVESTMENT                           ASSUMES 15% LOSS ON INVESTMENT
                     -----------------------------------------------------   -----------------------------------------------------
                      CONTRACT                                               CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
                     ----------   --------------------   -----------------   ----------   -----------------   --------------------
VALUES AS OF
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000

IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000

IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL

                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]   X 91,304/100,000)]                    (100,000       (88,235/100,000)]
                                                                                         X 10,000/85,000)]
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

      - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

            -     a qualified retirement plan (Code Section 401),

            -     a tax-sheltered annuity (Code Section 403(b)),

            -     an individual retirement account (Code Sections 408(a)),

            -     an individual retirement annuity (Code Section 408(b)), or

            -     a qualified deferred compensation plan (Code Section 457).

            Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

      - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

      - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

      - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 - 9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).



You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:



      - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70-1/2 before the first GMWB anniversary.


            You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.


      - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)


We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so, we will provide you with asset allocation requirements and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.


If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. The charge will never exceed 1.00%.


                                                 GMWB I   GMWB II   GMWB III
                                                 ------   -------   --------
Current Annual Charge.........................    0.40%    0.50%     0.25%
Maximum Annual Charge After a Reset...........    1.00%    1.00%      N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

      - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

      - The total annual payment amount will equal the AWB and will never exceed your RBB, and

      - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

                                         GMWB I                          GMWB II                      GMWB III
                           ------------------------------   -----------------------------   ------------------------------
AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                               before 3rd anniversary           before 3rd anniversary
                           10% of RBB if first withdrawal        10% of RBB if first
                                after 3rd anniversary            withdrawal after 3rd
                                                                     anniversary

ANNUAL CHARGE                           0.40%                           0.50%                           0.25%

RESET                                    Yes                             Yes                              No

CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                             anniversary of GMWB purchase    anniversary of GMWB purchase

INVESTMENT RESTRICTIONS                  No                              Yes                             Yes

WAIVER OF RECALCULATION                  No                              Yes                             Yes
OF AWB FOR DISTRIBUTIONS
FROM TAX-QUALIFIED PLANS

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")


We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.


Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected a GMWB Rider offered under the Contract.


BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each Contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.


      - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.



      - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.


Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

               EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                               INCREASING CONTRACT VALUE                       DECLINING CONTRACT VALUE
                     ---------------------------------------------   ---------------------------------------------
                                         BASE                                            BASE
                                      CALCULATION                                     CALCULATION
                     CONTRACT VALUE     AMOUNT       BENEFIT BASE    CONTRACT VALUE      AMOUNT      BENEFIT BASE
                     --------------   -----------   --------------   --------------   -----------   --------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                    $100,000        $100,000    Not Applicable      $100,000       $ 100,000    Not Applicable

VALUE AS OF RIDER
MATURITY DATE           $115,000        $100,000       $100,000         $85,000        $ 100,000      $100,000

AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                           $    0(1)                                      $15,000(2)

-----------
(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

                   ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS    ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                   ---------------------------------------------   -------------------------------------------
                                                        BASE                                              BASE
                                       PURCHASE      CALCULATION                        PURCHASE      CALCULATION
                   CONTRACT VALUE      PAYMENT         AMOUNT       CONTRACT VALUE       PAYMENT         AMOUNT
                   --------------   --------------   -----------    --------------   --------------   -----------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                  $100,000         $100,000        $100,000        $100,000         $100,000        $100,000

VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT      $120,000      Not Applicable     $100,000        $120,000      Not Applicable     $100,000

VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT      $130,000         $10,000         $110,000        $130,000         $10,000         $100,000

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                                                    ASSUMING INCREASING CONTRACT VALUE
                             ----------------------------------------------------------------------------------------
                                                                                                    REDUCTION TO BASE
                             CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                               VALUE         AMOUNT              AMOUNT             REDUCTION             AMOUNT
                             --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL           $115,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                   $105,000       $ 90,000            $ 10,000             $ 8,696            $ 10,000

                                                     ASSUMING DECLINING CONTRACT VALUE
                             ----------------------------------------------------------------------------------------
                                                                                                    REDUCTION TO BASE
                             CONTRACT   BASE CALCULATION   PARTIAL WITHDRAWAL   PARTIAL SURRENDER      CALCULATION
                               VALUE         AMOUNT              AMOUNT             REDUCTION             AMOUNT
                             --------   ----------------   ------------------   -----------------   -----------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE               $100,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $85,000       $100,000         Not Applicable       Not Applicable     Not Applicable

VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $75,000       $88,235              $10,000             $11,765           $ 11,765

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

      - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

      - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

      - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.


      - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Class B Subaccounts that are currently offered under the Contract. The remaining Subaccounts are classified as Class A.



                CLASS B SUBACCOUNTS/
                  UNDERLYING FUNDS
----------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Franklin Income Securities Fund
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
   Legg Mason Partners Variable Adjustable Rate Income
     Portfolio
   Legg Mason Partners Variable High Income Portfolio
   Legg Mason Partners Variable Money Market Portfolio
MET INVESTORS SERIES TRUST
   Pioneer Strategic Income Portfolio
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio
   Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION


During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.


This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

      Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

      Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving annuity payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or Beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

      - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

      - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

      - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

      - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.


You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Qualified Contracts, the Maturity Date will be the Annuitant's 70th birthday unless you elect an earlier date.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70-1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59-1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.



TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.


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

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.



HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70-1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70-1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


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


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract benfeciaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Earnings Preservation Benefit, as well as all living benefits such as GMIB and GMWB) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



      -     a non-taxable return of your purchase payment; or



      -     a taxable payment of earnings.



We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.



If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.



PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.



PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59-1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED BENEFITS. If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


                                OTHER INFORMATION


Vintag II (Series II) is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


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

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. For more information about these preferred distribution arrangements, see "Distribution and Principal Underwriting Agreement" in the Statement of Additional Information for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.


CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.


LEGAL PROCEEDINGS



In the ordinary course of business, the Companies, similar to other life insurance companies, are involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Companies do not believe any such action or proceeding will have a material adverse effect upon the separate account or upon the ability of MLIDLLC to perform its contract with the separate account or of either Company to meet its obligations under the applicable Contract.


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


                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.



                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (3/02)                          2005       1.131          1.319                74,640
                                                             2004       0.960          1.131                     -
                                                             2003       0.779          0.960                     -
                                                             2002       1.000          0.779                     -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                    2005       1.127          1.162               136,682
                                                             2004       1.027          1.127               136,752
                                                             2003       0.788          1.027                81,410
                                                             2002       1.000          0.788                 2,908

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                    2005       0.668          0.756               567,636
                                                             2004       0.625          0.668               645,133
                                                             2003       0.514          0.625               796,770
                                                             2002       0.753          0.514               854,624
                                                             2001       0.925          0.753               762,941
                                                             2000       1.055          0.925               366,949

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                2005       1.029          1.158             1,626,394
                                                             2004       0.920          1.029             1,462,978
                                                             2003       0.690          0.920               773,140
                                                             2002       0.819          0.690               565,608
                                                             2001       0.969          0.819               391,475
                                                             2000       1.335          0.969               200,090

   Growth Fund - Class 2 Shares (2/00)                       2005       1.082          1.240             4,049,767
                                                             2004       0.975          1.082             3,262,722
                                                             2003       0.723          0.975             1,755,241

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                                 YEAR           YEAR           END OF YEAR         END OF YEAR
-------------------------------------------------------------        ----       -------------     -------------      ---------------
    Growth Fund - Class 2 Shares  (continued)                        2002           0.970             0.723             1,153,248
                                                                     2001           1.202             0.970               842,658
                                                                     2000           1.248             1.202               256,201

    Growth-Income Fund - Class 2 Shares (2/00)                       2005           1.280             1.336             3,340,715
                                                                     2004           1.176             1.280             2,860,876
                                                                     2003           0.901             1.176             1,840,178
                                                                     2002           1.119             0.901             1,264,688
                                                                     2001           1.106             1.119               986,465
                                                                     2000           0.994             1.106               137,847

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)                 2005           1.638             1.732                 4,769
                                                                     2004           1.265             1.638                     -
                                                                     2003           0.957             1.265                     -
                                                                     2002           1.000             0.957                     -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)          2005           1.210             1.315                16,485
                                                                     2004           1.074             1.210                 2,589
                                                                     2003           1.000             1.074                     -

    Mercury Value Opportunities V.I. Fund - Class III (11/03)        2005           1.208             1.312               587,511
                                                                     2004           1.068             1.208               370,878
                                                                     2003           1.000             1.068                     -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)         2005           1.000             1.035               542,915

    Franklin Small-Mid Cap Growth Securities Fund
    - Class 2 Shares (2/00)                                          2005           0.874             0.903               494,285
                                                                     2004           0.795             0.874               488,023
                                                                     2003           0.588             0.795               304,147
                                                                     2002           0.836             0.588               219,236
                                                                     2001           1.000             0.836               176,530
                                                                     2000           1.355             1.000               121,667

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                                YEAR           YEAR             END OF YEAR          END OF YEAR
-------------------------------------------------------------      ----       -------------       -------------      ---------------
    Mutual Shares Securities Fund - Class 2 Shares (5/02)          2005           1.158              1.262                630,429
                                                                   2004           1.043              1.158                411,617
                                                                   2003           0.845              1.043                 85,928
                                                                   2002           1.000              0.845                  7,064

    Templeton Developing Markets Securities Fund
    - Class 2 Shares (5/03)                                        2005           1.781              2.238                393,578
                                                                   2004           1.448              1.781                 34,731
                                                                   2003           1.000              1.448                      -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)      2005           1.088              1.182              1,015,038
                                                                   2004           0.931              1.088                725,699
                                                                   2003           0.714              0.931                378,732
                                                                   2002           0.889              0.714                340,465
                                                                   2001           1.073              0.889                227,440
                                                                   2000           1.057              1.073                 95,658

    Templeton Growth Securities Fund - Class 2 Shares (5/02)       2005           1.180              1.267                432,583
                                                                   2004           1.032              1.180                 70,754
                                                                   2003           0.792              1.032                      -
                                                                   2002           1.000              0.792                      -

Greenwich Street Series Fund
    Appreciation Portfolio (6/00)                                  2005           1.040              1.070              2,063,937
                                                                   2004           0.970              1.040              1,924,055
                                                                   2003           0.789              0.970              1,210,775
                                                                   2002           0.971              0.789                610,129
                                                                   2001           1.025              0.971                440,930
                                                                   2000           1.036              1.025                 51,606

    Diversified Strategic Income Portfolio (7/00)                  2005           1.235              1.249              1,110,076
                                                                   2004           1.174              1.235              1,037,004
                                                                   2003           1.065              1.174                759,502
                                                                   2002           1.030              1.065                471,209
                                                                   2001           1.013              1.030                439,990
                                                                   2000           1.011              1.013                114,166

    Equity Index Portfolio - Class II Shares (6/00)                2005           0.864              0.888                885,880
                                                                   2004           0.795              0.864                504,425

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                             UNIT VALUE AT                         NUMBER OF UNITS
                                                                             BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
                      PORTFOLIO NAME                              YEAR          YEAR             END OF YEAR        END OF YEAR
---------------------------------------------------------         ----       -------------      -------------      ---------------
    Equity Index Portfolio - Class II Shares  (continued)         2003          0.631             0.795                 383,086
                                                                  2002          0.824             0.631                 299,142
                                                                  2001          0.954             0.824                 174,860
                                                                  2000          1.076             0.954                  51,515

    Fundamental Value Portfolio (6/00)                            2005          1.303             1.347               1,830,903
                                                                  2004          1.221             1.303               1,896,436
                                                                  2003          0.893             1.221               1,209,183
                                                                  2002          1.151             0.893                 446,779
                                                                  2001          1.232             1.151                 369,495
                                                                  2000          1.100             1.232                  85,114

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)              2005          0.449             0.496                 551,020
                                                                  2004          0.378             0.449                 568,049
                                                                  2003          0.284             0.378                 604,302
                                                                  2002          0.401             0.284                 537,900
                                                                  2001          0.674             0.401                 485,683
                                                                  2000          1.000             0.674                 369,120

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                  2005          1.513             1.552                  92,359
                                                                  2004          1.336             1.513                  84,632
                                                                  2003          1.000             1.336                       -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                            2005          1.382             1.408                  90,708
                                                                  2004          1.244             1.382                  89,045
                                                                  2003          1.000             1.244                  12,715

    Mid-Cap Value Portfolio (5/03)                                2005          1.541             1.644                 481,239
                                                                  2004          1.260             1.541                  90,506
                                                                  2003          1.000             1.260                       -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)           2005          1.125             1.133               2,134,660
                                                                  2004          1.048             1.125               1,580,273
                                                                  2003          1.000             1.048                  12,559

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF      UNIT VALUE AT      OUTSTANDING AT
                         PORTFOLIO NAME                               YEAR          YEAR           END OF YEAR         END OF YEAR
----------------------------------------------------------------      ----      -------------     -------------      ---------------
    Total Return Portfolio - Administrative Class (5/01)              2005          1.213             1.226             5,227,537
                                                                      2004          1.173             1.213             4,462,676
                                                                      2003          1.132             1.173             2,636,608
                                                                      2002          1.053             1.132             1,693,413
                                                                      2001          1.000             1.053               469,808

Putnam Variable Trust
    Putnam VT International Equity Fund - Class IB Shares (5/01)      2005          1.011             1.118               149,539
                                                                      2004          0.882             1.011               169,047
                                                                      2003          0.696             0.882               119,463
                                                                      2002          0.857             0.696                92,071
                                                                      2001          1.000             0.857                11,070

    Putnam VT Small Cap Value Fund - Class IB Shares (5/01)           2005          1.611             1.701               193,425
                                                                      2004          1.294             1.611               143,446
                                                                      2003          0.877             1.294               125,086
                                                                      2002          1.088             0.877               177,419
                                                                      2001          1.000             1.088                 4,610

Salomon Brothers Variable Series Funds Inc.
    All Cap Fund - Class I (6/00)                                     2005          1.309             1.343               833,595
                                                                      2004          1.226             1.309               820,427
                                                                      2003          0.894             1.226               578,309
                                                                      2002          1.210             0.894               411,710
                                                                      2001          1.204             1.210               220,176
                                                                      2000          1.195             1.204                22,319

    Investors Fund - Class I (1/01)                                   2005          1.191             1.252               410,875
                                                                      2004          1.095             1.191               475,738
                                                                      2003          0.839             1.095               356,707
                                                                      2002          1.106             0.839               178,397
                                                                      2001          1.195             1.106                94,552

    Small Cap Growth Fund - Class I (3/00)                            2005          1.290             1.334                93,848
                                                                      2004          1.136             1.290               224,325
                                                                      2003          0.774             1.136               210,996
                                                                      2002          1.202             0.774               131,378
                                                                      2001          1.314             1.202                89,647
                                                                      2000          1.482             1.314                 6,517

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                            NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT        OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR             YEAR             END OF YEAR           END OF YEAR
----------------------------------------------------           ----         -------------       -------------        ---------------
Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)            2005             0.809               0.797                231,230
                                                               2004             0.794               0.809                274,091
                                                               2003             0.652               0.794                  1,257
                                                               2002             0.894               0.652                  2,000
                                                               2001             1.000               0.894                  2,000

    Smith Barney Premier Selections All Cap
    Growth Portfolio (5/01)                                    2005             0.868               0.909                 40,629
                                                               2004             0.855               0.868                 41,158
                                                               2003             0.646               0.855                 33,923
                                                               2002             0.894               0.646                 15,493
                                                               2001             1.000               0.894                 36,621

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth
    and Value (10/02)                                          2005             1.447               1.502              4,018,612
                                                               2004             1.376               1.447              2,881,219
                                                               2003             1.061               1.376                230,701
                                                               2002             1.000               1.061                 17,879

    Multiple Discipline Portfolio - Balanced All Cap
    Growth and Value (10/02)                                   2005             1.293               1.329              2,636,569
                                                               2004             1.249               1.293              1,943,130
                                                               2003             1.038               1.249                783,127
                                                               2002             1.000               1.038                 97,394

    Multiple Discipline Portfolio - Global All Cap
    Growth and Value (10/02)                                   2005             1.515               1.592              1,075,476
                                                               2004             1.394               1.515                734,070
                                                               2003             1.074               1.394                 22,689
                                                               2002             1.000               1.074                      -

    Multiple Discipline Portfolio - Large Cap
    Growth and Value (10/02)                                   2005             1.432               1.462                343,377
                                                               2004             1.360               1.432                254,701
                                                               2003             1.069               1.360                 27,171
                                                               2002             1.000               1.069                      -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                  2005             0.869               0.931                 68,633
                                                               2004             0.827               0.869                 80,474

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                             UNIT VALUE AT                           NUMBER OF UNITS
                                                                             BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                               YEAR            YEAR             END OF YEAR          END OF YEAR
--------------------------------------------------------         ----        -------------       -------------       ---------------
AIM Capital Appreciation Portfolio  (continued)                  2003            0.649               0.827                69,737
                                                                 2002            0.864               0.649                48,694
                                                                 2001            1.000               0.864                19,584

Equity Income Portfolio (10/00)                                  2005            1.194               1.230               984,532
                                                                 2004            1.102               1.194               851,522
                                                                 2003            0.852               1.102               701,195
                                                                 2002            1.004               0.852               466,236
                                                                 2001            1.090               1.004               287,549
                                                                 2000            1.059               1.090                54,202

Large Cap Portfolio (6/00)                                       2005            0.720               0.772               230,033
                                                                 2004            0.686               0.720               229,272
                                                                 2003            0.558               0.686               178,744
                                                                 2002            0.732               0.558               116,833
                                                                 2001            0.899               0.732               125,941
                                                                 2000            1.049               0.899                77,498

Managed Allocation Series: Aggressive Portfolio (5/05)           2005            1.000               1.111                     -

Managed Allocation Series: Conservative Portfolio (7/05)         2005            1.007               1.022                     -

Managed Allocation Series: Moderate Portfolio (6/05)             2005            1.008               1.056                     -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                                 2005            1.000               1.089                     -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                                 2005            1.000               1.032                 6,823

Mercury Large Cap Core Portfolio (6/00)                          2005            0.761               0.841               298,475
                                                                 2004            0.666               0.761               339,737
                                                                 2003            0.558               0.666               285,682
                                                                 2002            0.755               0.558               234,601
                                                                 2001            0.988               0.755               230,322
                                                                 2000            1.107               0.988                93,590

MFS Emerging Growth Portfolio (2/00)                             2005            0.652               0.632                     -
                                                                 2004            0.586               0.652               311,501

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                        UNIT VALUE AT                             NUMBER OF UNITS
                                                                        BEGINNING OF         UNIT VALUE AT        OUTSTANDING AT
            PORTFOLIO NAME                                YEAR             YEAR              END OF YEAR           END OF YEAR
---------------------------------------------             ----          -------------        -------------        ---------------
MFS(R) Emerging Growth Portfolio  (continued)             2003             0.460                0.586                  308,689
                                                          2002             0.710                0.460                  296,731
                                                          2001             1.128                0.710                  368,642
                                                          2000             1.560                1.128                  187,714

MFS(R) Mid Cap Growth Portfolio (3/02)                    2005             0.837                0.851                  253,376
                                                          2004             0.744                0.837                        -
                                                          2003             0.551                0.744                        -
                                                          2002             1.000                0.551                        -

MFS(R) Total Return Portfolio (7/00)                      2005             1.337                1.357                3,763,631
                                                          2004             1.216                1.337                3,458,131
                                                          2003             1.058                1.216                2,567,975
                                                          2002             1.133                1.058                1,701,434
                                                          2001             1.149                1.133                1,309,212
                                                          2000             1.026                1.149                  147,036

MFS(R) Value Portfolio (5/04)                             2005             1.122                1.178                  433,995
                                                          2004             1.000                1.122                   20,871

Mondrian International Stock Portfolio (3/02)             2005             1.224                1.322                  110,310
                                                          2004             1.073                1.224                   85,883
                                                          2003             0.846                1.073                      377
                                                          2002             1.000                0.846                        -

Pioneer Fund Portfolio (5/03)                             2005             1.333                1.394                  154,125
                                                          2004             1.217                1.333                   84,799
                                                          2003             1.000                1.217                    3,245

Pioneer Mid Cap Value Portfolio (7/05)                    2005             1.037                1.041                        -

Pioneer Strategic Income Portfolio (5/04)                 2005             1.096                1.120                  484,044
                                                          2004             1.000                1.096                  242,440

Strategic Equity Portfolio (6/00)                         2005             0.726                0.730                  122,543
                                                          2004             0.668                0.726                  128,507
                                                          2003             0.511                0.668                  180,708
                                                          2002             0.780                0.511                  223,164
                                                          2001             0.913                0.780                  233,026
                                                          2000             1.108                0.913                  501,860

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                            UNIT VALUE AT                         NUMBER OF UNITS
                                                                            BEGINNING OF       UNIT VALUE AT      OUTSTANDING AT
                   PORTFOLIO NAME                                 YEAR          YEAR            END OF YEAR         END OF YEAR
---------------------------------------------------------         ----      -------------      -------------      ---------------
    Style Focus Series: Small Cap Growth Portfolio (6/05)         2005          1.027              1.116                   401

    Style Focus Series: Small Cap Value Portfolio (5/05)          2005          1.000              1.112                     -

    Travelers Managed Income Portfolio (7/00)                     2005          1.216              1.216             1,012,341
                                                                  2004          1.199              1.216               982,241
                                                                  2003          1.121              1.199               801,296
                                                                  2002          1.113              1.121               566,904
                                                                  2001          1.057              1.113               434,221
                                                                  2000          1.019              1.057               137,038

    Van Kampen Enterprise Portfolio (4/00)                        2005          0.661              0.703                97,201
                                                                  2004          0.645              0.661                98,488
                                                                  2003          0.521              0.645                99,873
                                                                  2002          0.748              0.521                87,650
                                                                  2001          0.963              0.748                73,520
                                                                  2000          1.196              0.963                76,229

Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I
    Shares (9/03)                                                 2005          0.997              1.006               717,561
                                                                  2004          0.999              0.997               211,555
                                                                  2003          1.000              0.999                46,771


    Smith Barney Aggressive Growth Portfolio (3/00)               2005          1.247              1.373             4,206,682
                                                                  2004          1.150              1.247             4,218,706
                                                                  2003          0.867              1.150             2,909,479
                                                                  2002          1.306              0.867             2,105,680
                                                                  2001          1.381              1.306             1,814,521
                                                                  2000          1.491              1.381               863,349

    Smith Barney High Income Portfolio (8/00)                     2005          1.143              1.156             1,298,401
                                                                  2004          1.049              1.143             1,342,536
                                                                  2003          0.834              1.049             1,155,100
                                                                  2002          0.874              0.834               277,042
                                                                  2001          0.921              0.874               295,957
                                                                  2000          0.994              0.921               208,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                                 YEAR         YEAR            END OF YEAR          END OF YEAR
-------------------------------------------------------------       ----      -------------      -------------       ---------------
    Smith Barney Large Capitalization Growth Portfolio (2/00)       2005         0.922              0.956               1,766,449
                                                                    2004         0.931              0.922               1,720,065
                                                                    2003         0.640              0.931               1,141,574
                                                                    2002         0.863              0.640                 771,377
                                                                    2001         1.000              0.863                 730,193
                                                                    2000         1.083              1.000                 309,116

    Smith Barney Mid Cap Core Portfolio (4/00)                      2005         1.344              1.435                 560,103
                                                                    2004         1.234              1.344                 587,236
                                                                    2003         0.964              1.234                 507,824
                                                                    2002         1.209              0.964                 385,791
                                                                    2001         1.362              1.209                 307,340
                                                                    2000         1.225              1.362                 110,509

    Smith Barney Money Market Portfolio (2/00)                      2005         1.060              1.075                 692,217
                                                                    2004         1.066              1.060                 933,637
                                                                    2003         1.074              1.066               1,098,028
                                                                    2002         1.075              1.074               1,940,157
                                                                    2001         1.052              1.075                 707,397
                                                                    2000         1.012              1.052                 511,377

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (2/00)               2005         0.710              0.756                 255,754
                                                                    2004         0.673              0.710                 350,995
                                                                    2003         0.536              0.673                 382,732
                                                                    2002         0.805              0.536                 348,750
                                                                    2001         1.191              0.805                 409,824
                                                                    2000         1.700              1.191                 272,783

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities
    Portfolio (5/01)                                                2005         1.106              1.144                 337,568
                                                                    2004         0.970              1.106                 254,741
                                                                    2003         0.693              0.970                  41,992
                                                                    2002         0.945              0.693                  20,468
                                                                    2001         1.000              0.945                  25,867

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (5/00)                   2005         1.163              1.341                 803,715
                                                                    2004         1.023              1.163                 572,293
                                                                    2003         0.808              1.023                 497,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                           UNIT VALUE AT                           NUMBER OF UNITS
                                                                           BEGINNING OF       UNIT VALUE AT        OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR           YEAR             END OF YEAR           END OF YEAR
---------------------------------------------------            ----        -------------      -------------        ---------------
Contrafund<< Portfolio - Service Class  (continued)            2002           0.905                0.808               426,526
                                                               2001           1.047                0.905               339,996
                                                               2000           1.113                1.047               169,553

Mid Cap Portfolio - Service Class 2 (3/02)                     2005           1.436                1.671             1,280,825
                                                               2004           1.168                1.436               960,282
                                                               2003           0.857                1.168               305,214
                                                               2002           1.000                0.857               195,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                              UNIT VALUE AT                          NUMBER OF UNITS
                                                                              BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                   PORTFOLIO NAME                                  YEAR           YEAR             END OF YEAR         END OF YEAR
-----------------------------------------------------------        ----       -------------       -------------      ---------------
    Capital Appreciation Fund (3/02)                               2005           1.335              1.541                 68,905
                                                                   2004           1.143              1.335                      -
                                                                   2003           1.000              1.143                      -

AllianceBernstein Variable Product Series Fund, Inc.
    AllianceBernstein Growth and Income
    Portfolio - Class B (5/02)                                     2005           1.215              1.242                111,636
                                                                   2004           1.119              1.215                      -
                                                                   2003           1.000              1.119                      -

    AllianceBernstein Large-Cap Growth
    Portfolio - Class B (2/00)                                     2005           1.155              1.296                 26,995
                                                                   2004           1.092              1.155                      -
                                                                   2003           1.000              1.092                      -

American Funds Insurance Series
    Global Growth Fund - Class 2 Shares (2/00)                     2005           1.315              1.465              1,016,509
                                                                   2004           1.186              1.315                 12,546
                                                                   2003           1.000              1.186                      -

    Growth Fund - Class 2 Shares (2/00)                            2005           1.261              1.432              3,527,301
                                                                   2004           1.148              1.261                176,039
                                                                   2003           1.000              1.148                      -

    Growth-Income Fund - Class 2 Shares (2/00)                     2005           1.235              1.277              3,353,279
                                                                   2004           1.145              1.235                116,974
                                                                   2003           1.000              1.145                      -

Delaware VIP Trust
    Delaware VIP REIT Series - Standard Class (3/02)               2005           1.465              1.534                178,945
                                                                   2004           1.142              1.465                      -
                                                                   2003           1.000              1.142                      -

FAM Variable Series Funds, Inc.
    Mercury Global Allocation V.I. Fund - Class III (11/03)        2005           1.197              1.289                105,878
                                                                   2004           1.073              1.197                  2,361
                                                                   2003           1.000              1.073                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                               UNIT VALUE AT                         NUMBER OF UNITS
                                                                               BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                               YEAR           YEAR            END OF YEAR         END OF YEAR
-------------------------------------------------------------       ----       -------------      -------------      ---------------
    Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005           1.195             1.286                364,009
                                                                    2004           1.066             1.195                  4,323
                                                                    2003           1.000             1.066                      -

Franklin Templeton Variable Insurance Products Trust
    Franklin Income Securities Fund - Class II Shares (5/05)        2005           1.000             1.029              1,574,335

    Franklin Small-Mid Cap Growth Securities Fund
    - Class 2 Shares (2/00)                                         2005           1.297             1.328                 35,814
                                                                    2004           1.191             1.297                  7,965
                                                                    2003           1.000             1.191                      -

    Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005           1.228             1.326              1,018,600
                                                                    2004           1.116             1.228                  8,874
                                                                    2003           1.000             1.116                      -

    Templeton Developing Markets Securities Fund
    - Class 2 Shares (5/03)                                         2005           1.537             1.913                605,698
                                                                    2004           1.261             1.537                      -
                                                                    2003           1.000             1.261                      -

    Templeton Foreign Securities Fund - Class 2 Shares (2/00)       2005           1.359             1.463                831,353
                                                                    2004           1.174             1.359                      -
                                                                    2003           1.000             1.174                      -

    Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005           1.315             1.398                740,845
                                                                    2004           1.160             1.315                 13,918
                                                                    2003           1.000             1.160                      -

Greenwich Street Series Fund
    Appreciation Portfolio (6/00)                                   2005           1.188             1.211                713,566
                                                                    2004           1.118             1.188                 76,543
                                                                    2003           1.000             1.118                      -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                            UNIT VALUE AT                          NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                      PORTFOLIO NAME                             YEAR          YEAR              END OF YEAR         END OF YEAR
--------------------------------------------------------         ----       -------------       -------------      ---------------
    Diversified Strategic Income Portfolio (7/00)                2005           1.101              1.103                  64,928
                                                                 2004           1.056              1.101                  19,932
                                                                 2003           1.000              1.056                       -

    Equity Index Portfolio - Class II Shares (6/00)              2005           1.215              1.237                 779,368
                                                                 2004           1.129              1.215                  76,132
                                                                 2003           1.000              1.129                       -

    Fundamental Value Portfolio (6/00)                           2005           1.234              1.263                 585,496
                                                                 2004           1.167              1.234                  44,212
                                                                 2003           1.000              1.167                       -

Janus Aspen Series
    Mid Cap Growth Portfolio - Service Shares (5/00)             2005           1.342              1.469                  13,248
                                                                 2004           1.140              1.342                       -
                                                                 2003           1.000              1.140                       -

Lazard Retirement Series, Inc.
    Lazard Retirement Small Cap Portfolio (5/03)                 2005           1.315              1.336                 212,912
                                                                 2004           1.172              1.315                       -
                                                                 2003           1.000              1.172                       -

Lord Abbett Series Fund, Inc.
    Growth and Income Portfolio (5/03)                           2005           1.253              1.264                 394,021
                                                                 2004           1.139              1.253                  23,251
                                                                 2003           1.000              1.139                       -

    Mid-Cap Value Portfolio (5/03)                               2005           1.399              1.479                 780,376
                                                                 2004           1.155              1.399                  29,210
                                                                 2003           1.000              1.155                       -

PIMCO Variable Insurance Trust
    Real Return Portfolio - Administrative Class (5/03)          2005           1.111              1.108                 971,586
                                                                 2004           1.045              1.111                  87,192
                                                                 2003           1.000              1.045                       -

    Total Return Portfolio - Administrative Class (5/01)         2005           1.048              1.049               2,187,620
                                                                 2004           1.023              1.048                  92,831
                                                                 2003           1.000              1.023                       -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592              237,163
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (1/01)                             2005        1.235           1.285               45,577
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.389           1.423               24,636
                                                               2004        1.235           1.389                4,834
                                                               2003        1.000           1.235                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.111           1.083               59,581
                                                               2004        1.100           1.111                    -
                                                               2003        1.000           1.100                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.156           1.200                    -
                                                               2004        1.150           1.156                    -
                                                               2003        1.000           1.150                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208            2,300,292
                                                               2004        1.128           1.174               33,414
                                                               2003        1.000           1.128                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136            4,734,449
                                                               2004        1.088           1.116              405,533
                                                               2003        1.000           1.088                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276            1,206,797
                                                               2004        1.139           1.226               15,706
                                                               2003        1.000           1.139                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182              536,248
                                                               2004        1.121           1.169               26,484
                                                               2003        1.000           1.121                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.181           1.255               49,939
                                                               2004        1.135           1.181                9,847
                                                               2003        1.000           1.135                    -

   Equity Income Portfolio (10/00)                             2005        1.214           1.239              623,080
                                                               2004        1.131           1.214               38,632
                                                               2003        1.000           1.131                    -

   Large Cap Portfolio (6/00)                                  2005        1.168           1.240               60,974
                                                               2004        1.122           1.168                    -
                                                               2003        1.000           1.122                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.104              295,809

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.006           1.016               31,450

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.007           1.050              292,696

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.083              132,397

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.027                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------    ----------------
Mercury Large Cap Core Portfolio (6/00)                        2005        1.232           1.349              10,886
                                                               2004        1.088           1.232               6,671
                                                               2003        1.000           1.088                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.216           1.178                   -
                                                               2004        1.104           1.216                   -
                                                               2003        1.000           1.104                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.260           1.269              38,726
                                                               2004        1.131           1.260                   -
                                                               2003        1.000           1.131                   -

MFS Total Return Portfolio (7/00)                              2005        1.173           1.180           1,039,277
                                                               2004        1.077           1.173              63,089
                                                               2003        1.000           1.077                   -

MFS Value Portfolio (5/04)                                     2005        1.115           1.160             365,164
                                                               2004        1.000           1.115                   -

Mondrian International Stock Portfolio (3/02)                  2005        1.308           1.400             248,371
                                                               2004        1.157           1.308               2,184
                                                               2003        1.000           1.157                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265             121,433
                                                               2004        1.126           1.222                   -
                                                               2003        1.000           1.126                   -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.035               3,792

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102             897,033
                                                               2004        1.000           1.089               8,613

Strategic Equity Portfolio (6/00)                              2005        1.201           1.197              26,075
                                                               2004        1.115           1.201                   -
                                                               2003        1.000           1.115                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026           1.110              18,294

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.106              23,495

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Travelers Managed Income Portfolio (7/00)                   2005        1.033           1.023             746,775
                                                               2004        1.028           1.033              53,765
                                                               2003        1.000           1.028                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.144           1.205               8,031
                                                               2004        1.127           1.144                   -
                                                               2003        1.000           1.127                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985             488,307
                                                               2004        0.997           0.985             103,512
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.219           1.329             999,469
                                                               2004        1.135           1.219             115,318
                                                               2003        1.000           1.135                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.187           1.190             843,903
                                                               2004        1.100           1.187              71,552
                                                               2003        1.000           1.100                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.144           1.176             409,917
                                                               2004        1.167           1.144                   -
                                                               2003        1.000           1.167                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.248           1.321             621,784
                                                               2004        1.157           1.248             250,879
                                                               2003        1.000           1.157                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.978           0.983              42,742
                                                               2004        0.993           0.978             131,110
                                                               2003        1.000           0.993                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.165           1.228               3,556
                                                               2004        1.114           1.165                   -
                                                               2003        1.000           1.114                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------    ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.393           1.427               93,979
                                                               2004        1.233           1.393                    -
                                                               2003        1.000           1.233                    -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.284           1.466            1,643,270
                                                               2004        1.140           1.284                    -
                                                               2003        1.000           1.140                    -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.457           1.680              916,237
                                                               2004        1.197           1.457                7,282
                                                               2003        1.000           1.197                    -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBerstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, The Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and h is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this Prospectus or by mailing in the coupon attached in Appendix_ D. Please refer to the Fee Table section of this Prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/02)                            2005        1.131           1.319               38,185
                                                               2004        0.960           1.131                    -
                                                               2003        0.779           0.960                    -
                                                               2002        0.878           0.779                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.127           1.162              325,190
                                                               2004        1.027           1.127              334,798
                                                               2003        0.788           1.027              354,635
                                                               2002        0.980           0.788               25,560

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        0.668           0.756            2,516,526
                                                               2004        0.625           0.668            2,897,980
                                                               2003        0.514           0.625            3,382,923
                                                               2002        0.753           0.514            3,883,375
                                                               2001        0.925           0.753            4,716,899
                                                               2000        1.127           0.925            4,449,229
                                                               1999        1.000           1.127              314,797

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.029           1.158            6,380,373
                                                               2004        0.920           1.029            6,322,143
                                                               2003        0.690           0.920            6,679,967
                                                               2002        0.819           0.690            6,862,959
                                                               2001        0.969           0.819            6,260,916
                                                               2000        1.211           0.969            3,140,876
                                                               1999        1.000           1.211              316,138

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Growth Fund - Class 2 Shares (11/99)                        2005        1.082           1.240            8,889,797
                                                               2004        0.975           1.082            8,773,906
                                                               2003        0.723           0.975            8,937,082
                                                               2002        0.970           0.723            7,986,225
                                                               2001        1.202           0.970            6,922,537
                                                               2000        1.167           1.202            4,692,324
                                                               1999        1.000           1.167              477,335

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.280           1.336            9,710,858
                                                               2004        1.176           1.280            9,428,394
                                                               2003        0.901           1.176            9,670,875
                                                               2002        1.119           0.901            8,550,110
                                                               2001        1.106           1.119            6,852,257
                                                               2000        1.039           1.106            2,375,658
                                                               1999        1.000           1.039              174,106

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.638           1.732               16,019
                                                               2004        1.265           1.638                    -
                                                               2003        0.957           1.265                    -
                                                               2002        1.048           0.957                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.210           1.315               27,109
                                                               2004        1.074           1.210                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.208           1.312              112,133
                                                               2004        1.068           1.208               46,761
                                                               2003        1.000           1.068                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.035              130,062

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        0.874           0.903            1,374,673
                                                               2004        0.795           0.874            1,611,705
                                                               2003        0.588           0.795            1,673,524

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2002        0.836           0.588            1,690,406
                                                               2001        1.000           0.836            1,766,010
                                                               2000        1.215           1.000            1,131,242
                                                               1999        1.000           1.215              167,294

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.158           1.262              718,462
                                                               2004        1.043           1.158              818,408
                                                               2003        0.845           1.043              528,951
                                                               2002        0.999           0.845              109,286

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.781           2.238              131,258
                                                               2004        1.448           1.781              108,300
                                                               2003        1.000           1.448               27,124

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.088           1.182            1,505,091
                                                               2004        0.931           1.088            1,356,406
                                                               2003        0.714           0.931            1,285,352
                                                               2002        0.889           0.714            1,344,931
                                                               2001        1.073           0.889            1,396,919
                                                               2000        1.115           1.073              720,928
                                                               1999        1.000           1.115              121,036

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.180           1.267               79,625
                                                               2004        1.032           1.180                3,125
                                                               2003        0.792           1.032                    -
                                                               2002        0.832           0.792                    -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.040           1.070            5,790,079
                                                               2004        0.970           1.040            6,040,306
                                                               2003        0.789           0.970            5,893,048
                                                               2002        0.971           0.789            5,264,273
                                                               2001        1.025           0.971            3,668,702
                                                               2000        1.044           1.025              917,508
                                                               1999        1.000           1.044               31,957

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Diversified Strategic Income Portfolio (11/99)              2005        1.235           1.249            1,620,970
                                                               2004        1.174           1.235            1,847,806
                                                               2003        1.065           1.174            1,695,778
                                                               2002        1.030           1.065            1,438,332
                                                               2001        1.013           1.030            1,382,525
                                                               2000        0.999           1.013              601,614
                                                               1999        1.000           0.999              137,491

   Equity Index Portfolio - Class II Shares (11/99)            2005        0.864           0.888            2,002,346
                                                               2004        0.795           0.864            2,010,098
                                                               2003        0.631           0.795            1,910,575
                                                               2002        0.824           0.631            1,955,313
                                                               2001        0.954           0.824            1,824,680
                                                               2000        1.067           0.954              613,674
                                                               1999        1.000           1.067               55,283

   Fundamental Value Portfolio (12/99)                         2005        1.303           1.347            5,951,617
                                                               2004        1.221           1.303            6,397,421
                                                               2003        0.893           1.221            6,391,317
                                                               2002        1.151           0.893            6,360,281
                                                               2001        1.232           1.151            5,155,358
                                                               2000        1.037           1.232            1,579,098
                                                               1999        1.000           1.037                2,425

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.449           0.496            1,582,499
                                                               2004        0.378           0.449            1,891,222
                                                               2003        0.284           0.378            1,971,237
                                                               2002        0.401           0.284            2,193,877
                                                               2001        0.674           0.401            2,395,484
                                                               2000        1.000           0.674            2,007,540

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.513           1.552               62,226
                                                               2004        1.336           1.513               69,839
                                                               2003        1.000           1.336               32,469

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.382           1.408              251,990
                                                               2004        1.244           1.382              201,079
                                                               2003        1.000           1.244               64,093

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.541           1.644              368,902
                                                               2004        1.260           1.541              198,486
                                                               2003        1.000           1.260              149,364

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.125           1.133              829,709
                                                               2004        1.048           1.125              837,880
                                                               2003        1.000           1.048              245,014

   Total Return Portfolio - Administrative Class (5/01)        2005        1.213           1.226            5,395,697
                                                               2004        1.173           1.213            5,959,397
                                                               2003        1.132           1.173            5,042,843
                                                               2002        1.053           1.132            4,213,843
                                                               2001        1.005           1.053            2,073,098

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.011           1.118              149,808
                                                               2004        0.882           1.011              150,938
                                                               2003        0.696           0.882              153,350
                                                               2002        0.857           0.696              131,072
                                                               2001        0.995           0.857               88,059

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.611           1.701              343,989
                                                               2004        1.294           1.611              356,645
                                                               2003        0.877           1.294              344,427
                                                               2002        1.088           0.877              271,247
                                                               2001        1.030           1.088              126,743

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.309           1.343            2,411,960
                                                               2004        1.226           1.309            2,736,840
                                                               2003        0.894           1.226            2,762,940
                                                               2002        1.210           0.894            2,662,147
                                                               2001        1.204           1.210            2,256,368
                                                               2000        1.033           1.204            1,028,180
                                                               1999        1.000           1.033               78,169

   Investors Fund - Class I (11/99)                            2005        1.191           1.252            1,250,767
                                                               2004        1.095           1.191            1,637,036
                                                               2003        0.839           1.095            1,478,433

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Investors Fund - Class I  (continued)                       2002        1.106           0.839            1,401,267
                                                               2001        1.170           1.106            1,346,259
                                                               2000        1.029           1.170              428,890
                                                               1999        1.000           1.029               19,926

   Small Cap Growth Fund - Class I (11/99)                     2005        1.290           1.334              676,973
                                                               2004        1.136           1.290              640,455
                                                               2003        0.774           1.136              629,419
                                                               2002        1.202           0.774              541,675
                                                               2001        1.314           1.202              579,887
                                                               2000        1.141           1.314              439,007
                                                               1999        1.000           1.141               61,393

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.809           0.797              117,286
                                                               2004        0.794           0.809              240,763
                                                               2003        0.652           0.794              159,849
                                                               2002        0.894           0.652               87,290
                                                               2001        1.033           0.894               66,708

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.868           0.909              277,845
                                                               2004        0.855           0.868              294,476
                                                               2003        0.646           0.855              304,336
                                                               2002        0.894           0.646              305,879
                                                               2001        1.011           0.894               37,100

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.447           1.502            2,741,921
                                                               2004        1.376           1.447            2,624,019
                                                               2003        1.061           1.376              995,800
                                                               2002        1.000           1.061               13,385

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.293           1.329            1,293,344
                                                               2004        1.249           1.293            1,551,664
                                                               2003        1.038           1.249              764,994
                                                               2002        1.000           1.038              157,954

                     ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.515           1.592              430,807
                                                               2004        1.394           1.515              414,942
                                                               2003        1.074           1.394               51,838
                                                               2002        1.000           1.074               17,608

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.432           1.462              273,669
                                                               2004        1.360           1.432              345,792
                                                               2003        1.069           1.360              344,365
                                                               2002        1.000           1.069               33,985

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        0.869           0.931            2,279,202
                                                               2004        0.827           0.869            2,370,045
                                                               2003        0.649           0.827            2,463,743
                                                               2002        0.864           0.649            2,441,987
                                                               2001        0.978           0.864            1,916,798

   Equity Income Portfolio (11/99)                             2005        1.194           1.230            1,783,984
                                                               2004        1.102           1.194            1,883,743
                                                               2003        0.852           1.102            1,882,544
                                                               2002        1.004           0.852            1,700,300
                                                               2001        1.090           1.004            1,354,821
                                                               2000        1.013           1.090              573,343
                                                               1999        1.000           1.013               10,535

   Large Cap Portfolio (11/99)                                 2005        0.720           0.772            1,991,083
                                                               2004        0.686           0.720            2,092,587
                                                               2003        0.558           0.686            2,172,648
                                                               2002        0.732           0.558            2,094,007
                                                               2001        0.899           0.732            2,048,435
                                                               2000        1.065           0.899              894,807
                                                               1999        1.000           1.065              157,286

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.045           1.111                    -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.022                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Managed Allocation Series: Moderate Portfolio (5/05)           2005        1.000           1.056                    -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.017           1.089                    -

Managed Allocation Series: Moderate-Conservative
Portfolio (8/05)                                               2005        1.012           1.032                    -

Mercury Large Cap Core Portfolio (11/99)                       2005        0.761           0.841              669,640
                                                               2004        0.666           0.761              732,906
                                                               2003        0.558           0.666              740,731
                                                               2002        0.755           0.558              909,733
                                                               2001        0.988           0.755            1,120,346
                                                               2000        1.061           0.988              758,310
                                                               1999        1.000           1.061               16,748

MFS(R) Emerging Growth Portfolio (11/99)                       2005        0.652           0.632                    -
                                                               2004        0.586           0.652            1,482,656
                                                               2003        0.460           0.586            1,639,604
                                                               2002        0.710           0.460            1,733,737
                                                               2001        1.128           0.710            2,178,828
                                                               2000        1.433           1.128            1,897,890
                                                               1999        1.000           1.433              266,524

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        0.837           0.851            1,080,647
                                                               2004        0.744           0.837                    -
                                                               2003        0.551           0.744                    -
                                                               2002        0.626           0.551                    -

MFS(R) Total Return Portfolio (11/99)                          2005        1.337           1.357            5,545,750
                                                               2004        1.216           1.337            5,740,656
                                                               2003        1.058           1.216            5,765,761
                                                               2002        1.133           1.058            5,108,223
                                                               2001        1.149           1.133            3,382,902
                                                               2000        0.999           1.149            1,522,221
                                                               1999        1.000           0.999               99,074

MFS(R) Value Portfolio (5/04)                                     2005        1.122           1.178              336,106
                                                               2004        0.973           1.122                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)




                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Mondrian International Stock Portfolio (8/02)                  2005        1.224           1.322              162,381
                                                               2004        1.073           1.224              123,522
                                                               2003        0.846           1.073               76,847
                                                               2002        0.846           0.846                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.333           1.394               50,014
                                                               2004        1.217           1.333               12,705
                                                               2003        1.000           1.217                1,061

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.041                  325

Pioneer Strategic Income Portfolio (5/04)                      2005        1.096           1.120              148,310
                                                               2004        0.983           1.096               10,501

Strategic Equity Portfolio (11/99)                             2005        0.726           0.730            2,288,680
                                                               2004        0.668           0.726            2,426,868
                                                               2003        0.511           0.668            2,656,535
                                                               2002        0.780           0.511            3,272,912
                                                               2001        0.913           0.780            3,852,391
                                                               2000        1.132           0.913            2,951,007
                                                               1999        1.000           1.132              468,390

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.116                    -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.112                    -

Travelers Managed Income Portfolio (11/99)                     2005        1.216           1.216            1,904,578
                                                               2004        1.199           1.216            2,040,964
                                                               2003        1.121           1.199            2,324,626
                                                               2002        1.113           1.121            2,311,652
                                                               2001        1.057           1.113            2,069,673
                                                               2000        0.994           1.057              555,087
                                                               1999        1.000           0.994              150,289

Van Kampen Enterprise Portfolio (11/99)                        2005        0.661           0.703              708,658
                                                               2004        0.645           0.661              790,636
                                                               2003        0.521           0.645              824,262
                                                               2002        0.748           0.521              864,932
                                                               2001        0.963           0.748            1,021,052

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Van Kampen Enterprise Portfolio  (continued)                2000        1.145           0.963              938,728
                                                               1999        1.000           1.145                3,784

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.997           1.006              502,016
                                                               2004        0.999           0.997            1,239,228
                                                               2003        1.000           0.999               17,941

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.247           1.373            7,607,140
                                                               2004        1.150           1.247            8,349,729
                                                               2003        0.867           1.150            8,530,069
                                                               2002        1.306           0.867            8,140,330
                                                               2001        1.381           1.306            7,173,627
                                                               2000        1.210           1.381            3,423,105
                                                               1999        1.000           1.210              302,417

   Smith Barney High Income Portfolio (11/99)                  2005        1.143           1.156            1,741,150
                                                               2004        1.049           1.143            1,909,111
                                                               2003        0.834           1.049            1,906,382
                                                               2002        0.874           0.834            1,257,332
                                                               2001        0.921           0.874            1,256,295
                                                               2000        1.016           0.921              595,882
                                                               1999        1.000           1.016               67,445

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        0.922           0.956            4,245,781
                                                               2004        0.931           0.922            4,779,482
                                                               2003        0.640           0.931            4,986,323
                                                               2002        0.863           0.640            4,867,338
                                                               2001        1.000           0.863            5,072,444
                                                               2000        1.090           1.000            3,224,751
                                                               1999        1.000           1.090              175,985

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.344           1.435            1,777,129
                                                               2004        1.234           1.344            1,938,516
                                                               2003        0.964           1.234            2,233,467
                                                               2002        1.209           0.964            2,303,022
                                                               2001        1.362           1.209            2,306,739
                                                               2000        1.171           1.362            1,266,016
                                                               1999        1.000           1.171               49,546

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Smith Barney Money Market Portfolio (11/99)                 2005        1.060           1.075             1,894,054
                                                               2004        1.066           1.060             2,813,069
                                                               2003        1.074           1.066             3,392,033
                                                               2002        1.075           1.074             3,640,831
                                                               2001        1.052           1.075             1,956,266
                                                               2000        1.006           1.052               922,050
                                                               1999        1.000           1.006               750,776

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        0.710           0.756             2,636,468
                                                               2004        0.673           0.710             2,862,877
                                                               2003        0.536           0.673             3,368,026
                                                               2002        0.805           0.536             3,542,735
                                                               2001        1.191           0.805             4,206,215
                                                               2000        1.344           1.191             3,409,800
                                                               1999        1.000           1.344               237,085

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.106           1.144               550,052
                                                               2004        0.970           1.106               424,074
                                                               2003        0.693           0.970               209,065
                                                               2002        0.945           0.693               146,257
                                                               2001        0.987           0.945                63,380

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.163           1.341             1,796,773
                                                               2004        1.023           1.163             1,928,848
                                                               2003        0.808           1.023             1,831,279
                                                               2002        0.905           0.808             1,717,820
                                                               2001        1.047           0.905             2,140,528
                                                               2000        1.138           1.047             1,784,874
                                                               1999        1.000           1.138               151,914

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.436           1.671               538,882
                                                               2004        1.168           1.436               526,081
                                                               2003        0.857           1.168               246,983
                                                               2002        0.993           0.857                58,437

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.35%


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Capital Appreciation Fund (6/02)                            2005        1.335           1.541                2,675
                                                               2004        1.143           1.335                    -
                                                               2003        1.000           1.143                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.215           1.242               15,481
                                                               2004        1.119           1.215                    -
                                                               2003        1.000           1.119                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (11/99)                                                     2005        1.155           1.296                    -
                                                               2004        1.092           1.155                    -
                                                               2003        1.000           1.092                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (11/99)                 2005        1.315           1.465              138,800
                                                               2004        1.186           1.315                4,145
                                                               2003        1.000           1.186                    -

   Growth Fund - Class 2 Shares (11/99)                        2005        1.261           1.432              614,002
                                                               2004        1.148           1.261               23,636
                                                               2003        1.000           1.148                    -

   Growth-Income Fund - Class 2 Shares (11/99)                 2005        1.235           1.277              511,616
                                                               2004        1.145           1.235                6,576
                                                               2003        1.000           1.145                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (6/02)            2005        1.465           1.534               25,992
                                                               2004        1.142           1.465                    -
                                                               2003        1.000           1.142                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.197           1.289               13,773
                                                               2004        1.073           1.197                    -
                                                               2003        0.996           1.073                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.195           1.286              71,362
                                                               2004        1.066           1.195               4,448
                                                               2003        1.016           1.066                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        0.984           1.029              10,894

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (11/99)                                              2005        1.297           1.328               7,574
                                                               2004        1.191           1.297               2,012
                                                               2003        1.000           1.191                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.228           1.326             130,228
                                                               2004        1.116           1.228                   -
                                                               2003        1.000           1.116                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.537           1.913              47,524
                                                               2004        1.261           1.537               2,013
                                                               2003        1.000           1.261                   -

   Templeton Foreign Securities Fund - Class 2 Shares
   (11/99)                                                     2005        1.359           1.463             234,426
                                                               2004        1.174           1.359               2,118
                                                               2003        1.000           1.174                   -

   Templeton Growth Securities Fund - Class 2 Shares (7/02)    2005        1.315           1.398              38,096
                                                               2004        1.160           1.315                   -
                                                               2003        1.000           1.160                   -

Greenwich Street Series Fund
   Appreciation Portfolio (11/99)                              2005        1.188           1.211             327,014
                                                               2004        1.118           1.188              32,527
                                                               2003        1.000           1.118                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Diversified Strategic Income Portfolio (11/99)              2005        1.101           1.103              31,859
                                                               2004        1.056           1.101               2,754
                                                               2003        1.000           1.056                   -

   Equity Index Portfolio - Class II Shares (11/99)            2005        1.215           1.237                   -
                                                               2004        1.129           1.215                   -
                                                               2003        1.000           1.129                   -

   Fundamental Value Portfolio (12/99)                         2005        1.234           1.263             101,643
                                                               2004        1.167           1.234              34,333
                                                               2003        1.000           1.167                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.342           1.469               5,354
                                                               2004        1.140           1.342                   -
                                                               2003        1.000           1.140                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.315           1.336              53,321
                                                               2004        1.172           1.315                   -
                                                               2003        1.000           1.172                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.253           1.264              64,314
                                                               2004        1.139           1.253              17,389
                                                               2003        1.000           1.139                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.399           1.479             164,595
                                                               2004        1.155           1.399               4,197
                                                               2003        1.000           1.155                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.108              61,897
                                                               2004        1.045           1.111               9,080
                                                               2003        1.000           1.045                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.048           1.049             500,643
                                                               2004        1.023           1.048              14,843
                                                               2003        1.000           1.023                   -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.338           1.467                    -
                                                               2004        1.179           1.338                    -
                                                               2003        1.000           1.179                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.523           1.592               43,597
                                                               2004        1.235           1.523                    -
                                                               2003        1.000           1.235                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (11/99)                              2005        1.236           1.257                    -
                                                               2004        1.169           1.236                    -
                                                               2003        1.000           1.169                    -

   Investors Fund - Class I (11/99)                            2005        1.235           1.285              131,791
                                                               2004        1.146           1.235                    -
                                                               2003        1.000           1.146                    -

   Small Cap Growth Fund - Class I (11/99)                     2005        1.389           1.423                2,675
                                                               2004        1.235           1.389                    -
                                                               2003        1.000           1.235                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.111           1.083               33,951
                                                               2004        1.100           1.111               18,420
                                                               2003        1.000           1.100                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.156           1.200                    -
                                                               2004        1.150           1.156                    -
                                                               2003        1.000           1.150                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.174           1.208              309,581
                                                               2004        1.128           1.174               32,596
                                                               2003        1.000           1.128                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.116           1.136             127,298
                                                               2004        1.088           1.116                   -
                                                               2003        1.000           1.088                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.226           1.276             339,461
                                                               2004        1.139           1.226                   -
                                                               2003        1.000           1.139                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.169           1.182              15,551
                                                               2004        1.121           1.169                   -
                                                               2003        1.000           1.121                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (6/01)                   2005        1.181           1.255                   -
                                                               2004        1.135           1.181                   -
                                                               2003        1.000           1.135                   -

   Equity Income Portfolio (11/99)                             2005        1.214           1.239              97,181
                                                               2004        1.131           1.214               2,409
                                                               2003        1.000           1.131                   -

   Large Cap Portfolio (11/99)                                 2005        1.168           1.240               3,548
                                                               2004        1.122           1.168               2,527
                                                               2003        1.000           1.122                   -

   Managed Allocation Series: Aggressive Portfolio (6/05)      2005        1.044           1.104                   -

   Managed Allocation Series: Conservative Portfolio (5/05)    2005        1.000           1.016                   -

   Managed Allocation Series: Moderate Portfolio (5/05)        2005        1.000           1.050             196,583

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.017           1.083              70,772

   Managed Allocation Series: Moderate-Conservative
   Portfolio (8/05)                                            2005        1.010           1.027              37,182

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------    ----------------
Mercury Large Cap Core Portfolio (11/99)                       2005        1.232           1.349                       -
                                                               2004        1.088           1.232                       -
                                                               2003        1.000           1.088                       -

MFS(R) Emerging Growth Portfolio (11/99)                       2005        1.216           1.178                       -
                                                               2004        1.104           1.216                       -
                                                               2003        1.000           1.104                       -

MFS(R) Mid Cap Growth Portfolio (6/02)                         2005        1.260           1.269                  33,475
                                                               2004        1.131           1.260                       -
                                                               2003        1.000           1.131                       -

MFS(R) Total Return Portfolio (11/99)                          2005        1.173           1.180                 164,360
                                                               2004        1.077           1.173                       -
                                                               2003        1.000           1.077                       -

MFS(R) Value Portfolio (5/04)                                  2005        1.115           1.160                  49,291
                                                               2004        0.972           1.115                     233

Mondrian International Stock Portfolio (8/02)                  2005        1.308           1.400                   8,503
                                                               2004        1.157           1.308                       -
                                                               2003        1.000           1.157                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.222           1.265                       -
                                                               2004        1.126           1.222                       -
                                                               2003        1.000           1.126                       -

Pioneer Mid Cap Value Portfolio (6/05)                         2005        1.000           1.035                  29,181

Pioneer Strategic Income Portfolio (5/04)                      2005        1.089           1.102                  44,273
                                                               2004        0.982           1.089                       -

Strategic Equity Portfolio (11/99)                             2005        1.201           1.197                       -
                                                               2004        1.115           1.201                       -
                                                               2003        1.000           1.115                       -

Style Focus Series: Small Cap Growth Portfolio (5/05)          2005        1.000           1.110                   8,486

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.005           1.106                  13,105

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ----------------
   Travelers Managed Income Portfolio (11/99)                  2005        1.033           1.023               25,576
                                                               2004        1.028           1.033               23,953
                                                               2003        1.000           1.028                    -

   Van Kampen Enterprise Portfolio (11/99)                     2005        1.144           1.205                  327
                                                               2004        1.127           1.144                    -
                                                               2003        1.000           1.127                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.985           0.985               38,446
                                                               2004        0.997           0.985               21,345
                                                               2003        1.000           0.997                    -

   Smith Barney Aggressive Growth Portfolio (11/99)            2005        1.219           1.329              495,738
                                                               2004        1.135           1.219               19,728
                                                               2003        1.000           1.135                    -

   Smith Barney High Income Portfolio (11/99)                  2005        1.187           1.190              216,001
                                                               2004        1.100           1.187                    -
                                                               2003        1.000           1.100                    -

   Smith Barney Large Capitalization Growth Portfolio
   (11/99)                                                     2005        1.144           1.176               64,894
                                                               2004        1.167           1.144               17,873
                                                               2003        1.000           1.167                    -

   Smith Barney Mid Cap Core Portfolio (11/99)                 2005        1.248           1.321               95,001
                                                               2004        1.157           1.248                    -
                                                               2003        1.000           1.157                    -

   Smith Barney Money Market Portfolio (11/99)                 2005        0.978           0.983               19,548
                                                               2004        0.993           0.978                    -
                                                               2003        1.000           0.993                    -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (11/99)          2005        1.165           1.228                    -
                                                               2004        1.114           1.165                    -
                                                               2003        1.000           1.114                    -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------    ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.393           1.427               9,431
                                                               2004        1.233           1.393                   -
                                                               2003        1.000           1.233                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (11/99)              2005        1.284           1.466             226,642
                                                               2004        1.140           1.284                   -
                                                               2003        1.000           1.140                   -

   Mid Cap Portfolio - Service Class 2 (5/02)                  2005        1.457           1.680              48,387
                                                               2004        1.197           1.457                   -
                                                               2003        1.000           1.197                   -


                                      NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.



Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.



Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.



Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS(R) Mid Cap Growth Portfolio, which is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by The Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the Prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                        The Insurance Company
                        Principal Underwriter
                        Distribution and Principal Underwriting Agreement Valuation of Assets
                        Federal Tax Considerations
                        Independent Registered Public Accounting Firm Condensed Financial Information
                        Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85 and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.




Name:    __________________________________________________________

Address: __________________________________________________________

Check Box:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85



Book 85                                                              May 1, 2006

                                   VINTAGE II
                             VINTAGE II (SERIES II)


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT*


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY...............................       2
PRINCIPAL UNDERWRITER...............................       2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT...       2
VALUATION OF ASSETS.................................       3
FEDERAL TAX CONSIDERATIONS..........................       4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......       7
CONDENSED FINANCIAL INFORMATION.....................       8
FINANCIAL STATEMENTS................................       1



* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Nine for Variable Annuities (formerly known as The Separate Account Nine for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut.

MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.


Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                        MLIDLLC Underwriting Commissions

          UNDERWRITING COMMISSIONS PAID TO      AMOUNT OF UNDERWRITING COMMISSIONS
YEAR           MLIDLLC BY THE COMPANY                   RETAINED BY MLIDLLC
----      --------------------------------      ----------------------------------
2005                $132,588,671                              $0
2004                $132,410,000                              $0
2003                 $73,233,000                              $0



The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,366,257 to $8,402. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $33,217,905 to $273,717.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.

Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

            (a) = investment income plus capital gains and losses (whether realized or unrealized);

            (b) = any deduction for applicable taxes (presently zero); and

            (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) - 1

Where:

Base Return = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.
ContractChargeAdjustment = AverageAUV x Period Charge.
Average AUV = (CurrentAUV + PriorAUV) / 2.
Period Charge = AnnualContractFee x (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUVChange / PriorAUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

FOREIGN TAX CREDIT

To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed
for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of Travelers Separate Account Nine for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of Travelers Separate Account Nine for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.


                                   VINTAGE II

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.40%


                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR          YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Capital Appreciation Fund (3/02)                       2005         1.13              1.319              74,640
                                                         2004         0.96              1.131                   -
                                                         2003         0.77              0.960                   -
                                                         2002         1.00              0.779                   -

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I (5/01)         2005         0.78              0.816               31,830
                                                         2004         0.75               0.78               37,530
                                                         2003         0.60               0.75               73,554
                                                         2002         0.88               0.60               61,766
                                                         2001         1.00               0.88               71,928

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio -
  Class B (5/02)                                         2005         1.12              1.162              136,682
                                                         2004         1.02               1.12              136,752
                                                         2003         0.78               1.02               81,410
                                                         2002         1.00               0.78                2,908

  AllianceBernstein Large-Cap Growth Portfolio -
  Class B (2/00)                                         2005         0.66              0.756              567,636
                                                         2004         0.62               0.66              645,133
                                                         2003         0.51               0.62              796,770
                                                         2002         0.75               0.51              854,624
                                                         2001         0.92               0.75              762,941
                                                         2000         1.12               0.92              366,949
                                                         1999         1.00              1.127                    -

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (2/00)             2005         1.02              1.158            1,626,394
                                                         2004         0.92              1.021            1,462,978
                                                         2003         0.69               0.92              773,140
                                                         2002         0.81               0.69              565,608
                                                         2001         0.96               0.81              391,475
                                                         2000         1.21               0.96              200,090
                                                         1999         1.00              1.211                    -

                        CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR          YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Growth Fund - Class 2 Shares (2/00)                    2005         1.082             1.240            4,049,767
                                                         2004         0.975             1.082            3,262,722
                                                         2003         0.723             0.975            1,755,241
                                                         2002         0.970             0.723            1,153,248
                                                         2001         1.202             0.970              842,658
                                                         2000         1.167             1.202              256,201
                                                         1999         1.000             1.167                    -

  Growth-Income Fund - Class 2 Shares (2/00)             2005         1.280             1.336            3,340,715
                                                         2004         1.176             1.280            2,860,876
                                                         2003         0.901             1.176            1,840,178
                                                         2002         1.119             0.901            1,264,688
                                                         2001         1.106             1.119              986,465
                                                         2000         1.039             1.106              137,847
                                                         1999         1.000             1.039                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (3/02)       2005         1.638             1.732                4,769
                                                         2004         1.265             1.638                    -
                                                         2003         0.957             1.265                    -
                                                         2002         1.000             0.957                    -

FAM Variable Series Funds, Inc.
  Mercury Global Allocation V.I. Fund -
  Class III (11/03)                                      2005         1.210             1.315               16,485
                                                         2004         1.074             1.210                2,589
                                                         2003         1.000             1.074                    -

  Mercury Value Opportunities V.I. Fund -
  Class III (11/03)                                      2005         1.208             1.312              587,511
                                                         2004         1.068             1.208              370,878
                                                         2003         1.000             1.068                    -

Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund - Class II
  Shares (5/05)                                          2005         1.000             1.035              542,915

  Franklin Small-Mid Cap Growth Securities Fund -
  Class 2 Shares (2/00)                                  2005         0.874             0.903              494,285
                                                         2004         0.795             0.874              488,023

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Franklin Small-Mid Cap Growth Securities Fund -
  Class 2 Shares  (continued)                            2003         0.588             0.795              304,147
                                                         2002         0.836             0.588              219,236
                                                         2001         1.000             0.836              176,530
                                                         2000         1.215             1.000              121,667
                                                         1999         1.000             1.215                    -

  Mutual Shares Securities Fund - Class 2
  Shares (5/02)                                          2005         1.158             1.262              630,429
                                                         2004         1.043             1.158              411,617
                                                         2003         0.845             1.043               85,928
                                                         2002         1.000             0.845                7,064

  Templeton Developing Markets Securities Fund -
  Class 2 Shares (5/03)                                  2005         1.781             2.238              393,578
                                                         2004         1.448             1.781               34,731
                                                         2003         1.000             1.448                    -

  Templeton Foreign Securities Fund - Class 2
  Shares (2/00)                                          2005         1.088             1.182            1,015,038
                                                         2004         0.931             1.088              725,699
                                                         2003         0.714             0.931              378,732
                                                         2002         0.889             0.714              340,465
                                                         2001         1.073             0.889              227,440
                                                         2000         1.115             1.073               95,658
                                                         1999         1.000             1.115                    -

  Templeton Growth Securities Fund - Class 2
  Shares (5/02)                                          2005         1.180             1.267              432,583
                                                         2004         1.032             1.180               70,754
                                                         2003         0.792             1.032                    -
                                                         2002         1.000             0.792                    -

Greenwich Street Series Fund
  Appreciation Portfolio (6/00)                          2005         1.040             1.070            2,063,937
                                                         2004         0.970             1.040            1,924,055
                                                         2003         0.789             0.970            1,210,775
                                                         2002         0.971             0.789              610,129
                                                         2001         1.025             0.971              440,930

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Appreciation Portfolio  (continued)                    2000         1.044             1.025               51,606
                                                         1999         1.000             1.044                    -

  Diversified Strategic Income Portfolio (7/00)          2005         1.235             1.249            1,110,076
                                                         2004         1.174             1.235            1,037,004
                                                         2003         1.065             1.174              759,502
                                                         2002         1.030             1.065              471,209
                                                         2001         1.013             1.030              439,990
                                                         2000         0.999             1.013              114,166
                                                         1999         1.000             0.999                    -

  Equity Index Portfolio - Class II Shares (6/00)        2005         0.864             0.888              885,880
                                                         2004         0.795             0.864              504,425
                                                         2003         0.631             0.795              383,086
                                                         2002         0.824             0.631              299,142
                                                         2001         0.954             0.824              174,860
                                                         2000         1.067             0.954               51,515
                                                         1999         1.000             1.067                    -

  Fundamental Value Portfolio (6/00)                     2005         1.303             1.347            1,830,903
                                                         2004         1.221             1.303            1,896,436
                                                         2003         0.893             1.221            1,209,183
                                                         2002         1.151             0.893              446,779
                                                         2001         1.232             1.151              369,495
                                                         2000         1.037             1.232               85,114
                                                         1999         1.000             1.037                    -

Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares (5/00)       2005         0.449             0.496              551,020
                                                         2004         0.378             0.449              568,049
                                                         2003         0.284             0.378              604,302
                                                         2002         0.401             0.284              537,900
                                                         2001         0.674             0.401              485,683
                                                         2000         1.000             0.674              369,120

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)           2005         1.513             1.552               92,359
                                                         2004         1.336             1.513               84,632
                                                         2003         1.000             1.336                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/03)                     2005         1.382             1.408               90,708
                                                         2004         1.244             1.382               89,045
                                                         2003         1.000             1.244               12,715

  Mid-Cap Value Portfolio (5/03)                         2005         1.541             1.644              481,239
                                                         2004         1.260             1.541               90,506
                                                         2003         1.000             1.260                    -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (5/03)    2005         1.125             1.133            2,134,660
                                                         2004         1.048             1.125            1,580,273
                                                         2003         1.000             1.048               12,559

  Total Return Portfolio - Administrative Class (5/01)   2005         1.213             1.226            5,227,537
                                                         2004         1.173             1.213            4,462,676
                                                         2003         1.132             1.173            2,636,608
                                                         2002         1.053             1.132            1,693,413
                                                         2001         1.000             1.053              469,808

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB
  Shares (5/01)                                          2005         0.773             0.817               25,275
                                                         2004         0.728             0.773               29,717
                                                         2003         0.559             0.728               29,727
                                                         2002         0.806             0.559               23,387
                                                         2001         1.000             0.806               11,858

  Putnam VT International Equity Fund - Class IB
  Shares (5/01)                                          2005         1.011             1.118              149,539
                                                         2004         0.882             1.011              169,047
                                                         2003         0.696             0.882              119,463
                                                         2002         0.857             0.696               92,071
                                                         2001         1.000             0.857               11,070

  Putnam VT Small Cap Value Fund - Class IB
  Shares (5/01)                                          2005         1.611             1.701              193,425
                                                         2004         1.294             1.611              143,446
                                                         2003         0.877             1.294              125,086

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Putnam VT Small Cap Value Fund - Class IB Shares
  (continued)                                            2002         1.088             0.877            177,419
                                                         2001         1.000             1.088              4,610

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I (6/00)                          2005         1.309             1.343            833,595
                                                         2004         1.226             1.309            820,427
                                                         2003         0.894             1.226            578,309
                                                         2002         1.210             0.894            411,710
                                                         2001         1.204             1.210            220,176
                                                         2000         1.033             1.204             22,319
                                                         1999         1.000             1.033                  -

  Investors Fund - Class I (1/01)                        2005         1.191             1.252            410,875
                                                         2004         1.095             1.191            475,738
                                                         2003         0.839             1.095            356,707
                                                         2002         1.106             0.839            178,397
                                                         2001         1.170             1.106             94,552
                                                         2000         1.029             1.170                  -
                                                         1999         1.000             1.029                  -

  Small Cap Growth Fund - Class I (3/00)                 2005         1.290             1.334             93,848
                                                         2004         1.136             1.290            224,325
                                                         2003         0.774             1.136            210,996
                                                         2002         1.202             0.774            131,378
                                                         2001         1.314             1.202             89,647
                                                         2000         1.141             1.314              6,517
                                                         1999         1.000             1.141                  -

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio (5/01)        2005         0.809             0.797            231,230
                                                         2004         0.794             0.809            274,091
                                                         2003         0.652             0.794              1,257
                                                         2002         0.894             0.652              2,000
                                                         2001         1.000             0.894              2,000

  Smith Barney Premier Selections All Cap Growth
  Portfolio (5/01)                                       2005         0.868             0.909             40,629
                                                         2004         0.855             0.868             41,158
                                                         2003         0.646             0.855             33,923

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Smith Barney Premier Selections All Cap Growth
  Portfolio  (continued)                                 2002         0.894             0.646               15,493
                                                         2001         1.000             0.894               36,621

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and
  Value (10/02)                                          2005         1.447             1.502            4,018,612
                                                         2004         1.376             1.447            2,881,219
                                                         2003         1.061             1.376              230,701
                                                         2002         1.000             1.061               17,879

  Multiple Discipline Portfolio - Balanced All Cap
  Growth and Value (10/02)                               2005         1.293             1.329            2,636,569
                                                         2004         1.249             1.293            1,943,130
                                                         2003         1.038             1.249              783,127
                                                         2002         1.000             1.038               97,394

  Multiple Discipline Portfolio - Global All Cap
  Growth and Value (10/02)                               2005         1.515             1.592            1,075,476
                                                         2004         1.394             1.515              734,070
                                                         2003         1.074             1.394               22,689
                                                         2002         1.000             1.074                    -

  Multiple Discipline Portfolio - Large Cap Growth
  and Value (10/02)                                      2005         1.432             1.462              343,377
                                                         2004         1.360             1.432              254,701
                                                         2003         1.069             1.360               27,171
                                                         2002         1.000             1.069                    -

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)              2005         0.869             0.931               68,633
                                                         2004         0.827             0.869               80,474
                                                         2003         0.649             0.827               69,737
                                                         2002         0.864             0.649               48,694
                                                         2001         1.000             0.864               19,584

  Equity Income Portfolio (10/00)                        2005         1.194             1.230              984,532
                                                         2004         1.102             1.194              851,522
                                                         2003         0.852             1.102              701,195
                                                         2002         1.004             0.852              466,236

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
Equity Income Portfolio  (continued)                     2001         1.090             1.004             287,549
                                                         2000         1.013             1.090              54,202
                                                         1999         1.000             1.013                   -

Large Cap Portfolio (6/00)                               2005         0.720             0.772             230,033
                                                         2004         0.686             0.720             229,272
                                                         2003         0.558             0.686             178,744
                                                         2002         0.732             0.558             116,833
                                                         2001         0.899             0.732             125,941
                                                         2000         1.065             0.899              77,498
                                                         1999         1.000             1.065                   -

Managed Allocation Series: Aggressive
Portfolio (5/05)                                         2005         1.000             1.111                   -

Managed Allocation Series: Conservative
Portfolio (7/05)                                         2005         1.007             1.022                   -

Managed Allocation Series: Moderate
Portfolio (6/05)                                         2005         1.008             1.056                   -

Managed Allocation Series: Moderate-Aggressive
Portfolio (5/05)                                         2005         1.000             1.089                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                         2005         1.000             1.032               6,823

Mercury Large Cap Core Portfolio (6/00)                  2005         0.761             0.841             298,475
                                                         2004         0.666             0.761             339,737
                                                         2003         0.558             0.666             285,682
                                                         2002         0.755             0.558             234,601
                                                         2001         0.988             0.755             230,322
                                                         2000         1.061             0.988              93,590
                                                         1999         1.000             1.061                   -

MFS Emerging Growth Portfolio (2/00)                     2005         0.652             0.632                   -
                                                         2004         0.586             0.652             311,501
                                                         2003         0.460             0.586             308,689
                                                         2002         0.710             0.460             296,731
                                                         2001         1.128             0.710             368,642

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
MFS Emerging Growth Portfolio  (continued)               2000         1.433             1.128              187,714
                                                         1999         1.000             1.433                    -

MFS Mid Cap Growth Portfolio (3/02)                      2005         0.837             0.851              253,376
                                                         2004         0.744             0.837                    -
                                                         2003         0.551             0.744                    -
                                                         2002         1.000             0.551                    -

MFS Total Return Portfolio (7/00)                        2005         1.337             1.357            3,763,631
                                                         2004         1.216             1.337            3,458,131
                                                         2003         1.058             1.216            2,567,975
                                                         2002         1.133             1.058            1,701,434
                                                         2001         1.149             1.133            1,309,212
                                                         2000         0.999             1.149              147,036
                                                         1999         1.000             0.999                    -

MFS Value Portfolio (5/04)                               2005         1.122             1.178              433,995
                                                         2004         1.000             1.122               20,871

Mondrian International Stock Portfolio (3/02)            2005         1.224             1.322              110,310
                                                         2004         1.073             1.224               85,883
                                                         2003         0.846             1.073                  377
                                                         2002         1.000             0.846                    -

Pioneer Fund Portfolio (5/03)                            2005         1.333             1.394              154,125
                                                         2004         1.217             1.333               84,799
                                                         2003         1.000             1.217                3,245

Pioneer Mid Cap Value Portfolio (7/05)                   2005         1.037             1.041                    -

Pioneer Strategic Income Portfolio (5/04)                2005         1.096             1.120              484,044
                                                         2004         1.000             1.096              242,440

Strategic Equity Portfolio (6/00)                        2005         0.726             0.730              122,543
                                                         2004         0.668             0.726              128,507
                                                         2003         0.511             0.668              180,708
                                                         2002         0.780             0.511              223,164
                                                         2001         0.913             0.780              233,026
                                                         2000         1.132             0.913              501,860
                                                         1999         1.000             1.132                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Style Focus Series: Small Cap Growth
  Portfolio (6/05)                                       2005         1.027             1.116                  401

  Style Focus Series:Small Cap Value Portfolio (5/05)    2005         1.000             1.112                    -

  Travelers Managed Income Portfolio (7/00)              2005         1.216             1.216            1,012,341
                                                         2004         1.199             1.216              982,241
                                                         2003         1.121             1.199              801,296
                                                         2002         1.113             1.121              566,904
                                                         2001         1.057             1.113              434,221
                                                         2000         0.994             1.057              137,038
                                                         1999         1.000             0.994                    -

  Van Kampen Enterprise Portfolio (4/00)                 2005         0.661             0.703               97,201
                                                         2004         0.645             0.661               98,488
                                                         2003         0.521             0.645               99,873
                                                         2002         0.748             0.521               87,650
                                                         2001         0.963             0.748               73,520
                                                         2000         1.145             0.963               76,229
                                                         1999         1.000             1.145                    -

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio - Class I
  Shares (9/03)                                          2005         0.997             1.006              717,561
                                                         2004         0.999             0.997              211,555
                                                         2003         1.000             0.999               46,771

  Smith Barney Aggressive Growth Portfolio (3/00)        2005         1.247             1.373            4,206,682
                                                         2004         1.150             1.247            4,218,706
                                                         2003         0.867             1.150            2,909,479
                                                         2002         1.306             0.867            2,105,680
                                                         2001         1.381             1.306            1,814,521
                                                         2000         1.210             1.381              863,349
                                                         1999         1.000             1.210                    -

  Smith Barney High Income Portfolio (8/00)              2005         1.143             1.156            1,298,401
                                                         2004         1.049             1.143            1,342,536
                                                         2003         0.834             1.049            1,155,100
                                                         2002         0.874             0.834              277,042
                                                         2001         0.921             0.874              295,957

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
Smith Barney High Income Portfolio  (continued)          2000         1.016             0.921              208,981
                                                         1999         1.000             1.016                    -

Smith Barney International All Cap Growth

Portfolio (3/00)                                         2005         0.659             0.726              106,662
                                                         2004         0.567             0.659              125,507
                                                         2003         0.451             0.567              205,854
                                                         2002         0.615             0.451              219,618
                                                         2001         0.907             0.615              258,565
                                                         2000         1.206             0.907               95,590
                                                         1999         1.000             1.206                    -

Smith Barney Large Cap Value Portfolio (6/00)            2005         0.983             1.032              355,293
                                                         2004         0.901             0.983              369,241
                                                         2003         0.716             0.901              407,916
                                                         2002         0.973             0.716              426,697
                                                         2001         1.075             0.973              435,964
                                                         2000         0.964             1.075              185,910
                                                         1999         1.000             0.964                    -

Smith Barney Large Capitalization Growth

Portfolio (2/00)                                         2005         0.922             0.956            1,766,449
                                                         2004         0.931             0.922            1,720,065
                                                         2003         0.640             0.931            1,141,574
                                                         2002         0.863             0.640              771,377
                                                         2001         1.000             0.863              730,193
                                                         2000         1.090             1.000              309,116
                                                         1999         1.000             1.090                    -

Smith Barney Mid Cap Core Portfolio (4/00)               2005         1.344             1.435              560,103
                                                         2004         1.234             1.344              587,236
                                                         2003         0.964             1.234              507,824
                                                         2002         1.209             0.964              385,791
                                                         2001         1.362             1.209              307,340
                                                         2000         1.171             1.362              110,509
                                                         1999         1.000             1.171                    -

Smith Barney Money Market Portfolio (2/00)               2005         1.060             1.075              692,217
                                                         2004         1.066             1.060              933,637
                                                         2003         1.074             1.066            1,098,028

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Smith Barney Money Market Portfolio  (continued)       2002         1.075             1.074            1,940,157
                                                         2001         1.052             1.075              707,397
                                                         2000         1.006             1.052              511,377
                                                         1999         1.000             1.006                    -

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class I Shares (2/00)      2005         0.710             0.756              255,754
                                                         2004         0.673             0.710              350,995
                                                         2003         0.536             0.673              382,732
                                                         2002         0.805             0.536              348,750
                                                         2001         1.191             0.805              409,824
                                                         2000         1.344             1.191              272,783
                                                         1999         1.000             1.344                    -

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities
  Portfolio (5/01)                                       2005         1.106             1.144              337,568
                                                         2004         0.970             1.106              254,741
                                                         2003         0.693             0.970               41,992
                                                         2002         0.945             0.693               20,468
                                                         2001         1.000             0.945               25,867

Variable Insurance Products Fund
  Contrafund(R) Portfolio - Service Class (5/00)         2005         1.163             1.341              803,715
                                                         2004         1.023             1.163              572,293
                                                         2003         0.808             1.023              497,526
                                                         2002         0.905             0.808              426,526
                                                         2001         1.047             0.905              339,996
                                                         2000         1.138             1.047              169,553
                                                         1999         1.000             1.138                    -

  Mid Cap Portfolio - Service Class 2 (7/02)             2005         1.436             1.671            1,280,825
                                                         2004         1.168             1.436              960,282
                                                         2003         0.857             1.168              305,214
                                                         2002         1.000             0.857              195,105

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Capital Appreciation Fund (3/02)                       2005         1.128             1.314                7,493
                                                         2004         0.958             1.128                    -
                                                         2003         0.779             0.958                    -
                                                         2002         1.000             0.779                    -

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund - Series I (5/01)         2005         0.801             0.834                    -
                                                         2004         0.769             0.801                    -
                                                         2003         0.624             0.769                    -
                                                         2002         0.908             0.624                    -
                                                         2001         1.000             0.908                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio -
  Class B (5/02)                                         2005         1.124             1.158               26,385
                                                         2004         1.025             1.124               25,030
                                                         2003         0.787             1.025                3,941
                                                         2002         1.000             0.787                    -

  AllianceBernstein Large-Cap Growth Portfolio -
  Class B (2/00)                                         2005         0.783             0.886               12,418
                                                         2004         0.734             0.783               12,938
                                                         2003         0.604             0.734                    -
                                                         2002         0.886             0.604                    -
                                                         2001         1.000             0.886                    -

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares (2/00)             2005         1.120             1.258              599,544
                                                         2004         1.002             1.120              354,206
                                                         2003         0.752             1.002               48,343
                                                         2002         0.894             0.752                    -
                                                         2001         1.000             0.894                    -

  Growth Fund - Class 2 Shares (2/00)                    2005         0.970             1.110            1,667,796
                                                         2004         0.875             0.970            1,107,265
                                                         2003         0.649             0.875              109,171
                                                         2002         0.872             0.649                    -
                                                         2001         1.000             0.872                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Growth-Income Fund - Class 2 Shares (2/00)             2005         1.093             1.140            1,455,115
                                                         2004         1.005             1.093            1,074,777
                                                         2003         0.771             1.005              64,249
                                                         2002         0.958             0.771                   -
                                                         2001         1.000             0.958                   -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class (3/02)       2005         1.634             1.725                   -
                                                         2004         1.262             1.634                   -
                                                         2003         0.956             1.262                   -
                                                         2002         1.000             0.956                   -

FAM Variable Series Funds, Inc.
  Mercury Global Allocation V.I. Fund -
  Class III (11/03)                                      2005         1.209             1.312                   -
                                                         2004         1.074             1.209                   -
                                                         2003         1.000             1.074                   -

  Mercury Value Opportunities V.I. Fund -
  Class III (11/03)                                      2005         1.207             1.309              87,013
                                                         2004         1.068             1.207              55,627
                                                         2003         1.000             1.068                   -

Franklin Templeton Variable Insurance Products Trust
  Franklin Income Securities Fund - Class II

  Shares (5/05)                                          2005         1.000             1.035              41,954

  Franklin Small-Mid Cap Growth Securities Fund -
  Class 2 Shares (2/00)                                  2005         0.971             1.002             196,099
                                                         2004         0.884             0.971             108,496
                                                         2003         0.654             0.884                   -
                                                         2002         0.931             0.654                   -
                                                         2001         1.000             0.931                   -

  Mutual Shares Securities Fund - Class 2
  Shares (5/02)                                          2005         1.155             1.258             257,737
                                                         2004         1.041             1.155             152,523
                                                         2003         0.844             1.041              40,328
                                                         2002         1.000             0.844                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Templeton Developing Markets Securities Fund -
  Class 2 Shares (5/03)                                  2005         1.778             2.232              125,111
                                                         2004         1.447             1.778               34,186
                                                         2003         1.000             1.447                  664

  Templeton Foreign Securities Fund - Class 2
  Shares (2/00)                                          2005         1.092             1.185              358,603
                                                         2004         0.935             1.092              206,196
                                                         2003         0.718             0.935                1,815
                                                         2002         0.895             0.718                    -
                                                         2001         1.000             0.895                    -

  Templeton Growth Securities Fund - Class 2
  Shares (5/02)                                          2005         1.177             1.263              205,466
                                                         2004         1.030             1.177               83,145
                                                         2003         0.791             1.030                    -
                                                         2002         1.000             0.791                    -

Greenwich Street Series Fund
  Appreciation Portfolio (6/00)                          2005         1.003             1.030              658,853
                                                         2004         0.936             1.003              360,370
                                                         2003         0.763             0.936               21,107
                                                         2002         0.939             0.763                    -
                                                         2001         1.000             0.939                    -

  Diversified Strategic Income Portfolio (7/00)          2005         1.191             1.203              165,382
                                                         2004         1.133             1.191              153,517
                                                         2003         1.029             1.133                1,196
                                                         2002         0.996             1.029                    -
                                                         2001         1.000             0.996                    -

  Equity Index Portfolio - Class II Shares (6/00)        2005         0.954             0.980               60,653
                                                         2004         0.878             0.954               56,171
                                                         2003         0.698             0.878                    -
                                                         2002         0.913             0.698                    -
                                                         2001         1.000             0.913                    -

  Fundamental Value Portfolio (6/00)                     2005         1.034             1.068            1,252,208
                                                         2004         0.970             1.034              815,357
                                                         2003         0.710             0.970               30,172

                         CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT                       NUMBER OF UNITS
                                                                   BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                           YEAR         YEAR           END OF YEAR        END OF YEAR
----------------------------------------------------     ----     -------------     -------------     ---------------
  Fundamental Value Portfolio  (continued)               2002         0.916             0.710                  -
                                                         2001         1.000             0.916                  -

Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares (5/00)       2005         0.877             0.968              8,092
                                                         2004         0.739             0.877              6,396
                                                         2003         0.556             0.739              2,441
                                                         2002         0.786             0.556                  -
                                                         2001         1.000             0.786                  -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/03)           2005         1.511             1.548            111,698
                                                         2004         1.335             1.511             42,908
                                                         2003         1.000             1.335              2,150

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/03)                     2005         1.380             1.404            144,845
                                                         2004         1.244             1.380            142,571
                                                         2003         1.000             1.244                  -

  Mid-Cap Value Portfolio (5/03)                         2005         1.538             1.640            192,963
                                                         2004         1.259             1.538             37,271
                                                         2003         1.000             1.259                  -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class (5/03)    2005         1.124             1.130            637,239
                                                         2004         1.047             1.124            309,675
                                                         2003         1.000             1.047             19,465

  Total Return Portfolio - Administrative Class (5/01)   2005         1.197             1.208            855,028
                                                         2004         1.159             1.197            664,766
                                                         2003         1.120             1.159             57,268
                                                         2002         1.042             1.120                  -
                                                         2001         1.000             1.042                  -

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB
  Shares (5/01)                                          2005         0.779             0.823                  -
                                                         2004         0.735             0.779                  -
                                                         2003         0.565             0.735                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.565                       -
                                                               2001        1.000           0.814                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.055           1.167                       -
                                                               2004        0.922           1.055                       -
                                                               2003        0.728           0.922                       -
                                                               2002        0.898           0.728                       -
                                                               2001        1.000           0.898                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.520           1.603                  55,960
                                                               2004        1.223           1.520                  14,805
                                                               2003        0.829           1.223                   4,897
                                                               2002        1.030           0.829                       -
                                                               2001        1.000           1.030                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.015           1.041                 112,651
                                                               2004        0.952           1.015                  98,802
                                                               2003        0.695           0.952                       -
                                                               2002        0.941           0.695                       -
                                                               2001        1.000           0.941                       -

   Investors Fund - Class I (1/01)                             2005        1.000           1.049                  79,363
                                                               2004        0.920           1.000                  71,911
                                                               2003        0.705           0.920                  14,535
                                                               2002        0.931           0.705                       -
                                                               2001        1.000           0.931                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.999           1.032                  14,146
                                                               2004        0.881           0.999                  10,016
                                                               2003        0.601           0.881                   2,108
                                                               2002        0.934           0.601                       -
                                                               2001        1.000           0.934                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.812           0.799                  77,344
                                                               2004        0.798           0.812                  36,497

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)       2003        0.656           0.798                   3,387
                                                               2002        0.900           0.656                       -
                                                               2001        1.000           0.900                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.881           0.923                   2,029
                                                               2004        0.869           0.881                   2,029
                                                               2003        0.657           0.869                       -
                                                               2002        0.911           0.657                       -
                                                               2001        1.000           0.911                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.443           1.497                 804,209
                                                               2004        1.374           1.443                 623,494
                                                               2003        1.061           1.374                  14,867
                                                               2002        1.000           1.061                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.290           1.325               1,353,403
                                                               2004        1.247           1.290                 915,145
                                                               2003        1.038           1.247                 102,087
                                                               2002        1.000           1.038                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.512           1.587                 612,686
                                                               2004        1.392           1.512                 428,665
                                                               2003        1.074           1.392                       -
                                                               2002        1.000           1.074                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.429           1.457                  20,388
                                                               2004        1.359           1.429                  13,357
                                                               2003        1.069           1.359                     749
                                                               2002        1.000           1.069                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.885           0.948                   4,221
                                                               2004        0.844           0.885                   2,495
                                                               2003        0.662           0.844                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
AIM Capital Appreciation Portfolio  (continued)                2002        0.883           0.662                       -
                                                               2001        1.000           0.883                       -

Equity Income Portfolio (10/00)                                2005        1.112           1.145                 144,301
                                                               2004        1.027           1.112                 106,627
                                                               2003        0.795           1.027                   1,236
                                                               2002        0.938           0.795                       -
                                                               2001        1.000           0.938                       -

Large Cap Portfolio (6/00)                                     2005        0.864           0.925                       -
                                                               2004        0.823           0.864                       -
                                                               2003        0.670           0.823                       -
                                                               2002        0.881           0.670                       -
                                                               2001        1.000           0.881                       -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.110                       -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.021                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.055                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.088                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.032                  17,473

Mercury Large Cap Core Portfolio (6/00)                        2005        0.869           0.959                 130,617
                                                               2004        0.761           0.869                  14,141
                                                               2003        0.637           0.761                     132
                                                               2002        0.864           0.637                       -
                                                               2001        1.000           0.864                       -

MFS Emerging Growth Portfolio (2/00)                           2005        0.766           0.743                       -
                                                               2004        0.689           0.766                  30,876
                                                               2003        0.542           0.689                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------                ----    -------------    -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                     2002        0.836           0.542                       -
                                                               2001        1.000           0.836                       -

MFS Mid Cap Growth Portfolio (3/02)                            2005        0.835           0.848                  26,677
                                                               2004        0.743           0.835                       -
                                                               2003        0.550           0.743                       -
                                                               2002        1.000           0.550                       -

MFS Total Return Portfolio (7/00)                              2005        1.147           1.163               1,651,026
                                                               2004        1.044           1.147               1,076,243
                                                               2003        0.910           1.044                 134,780
                                                               2002        0.975           0.910                       -
                                                               2001        1.000           0.975                       -

MFS Value Portfolio (5/04)                                     2005        1.121           1.176                 140,928
                                                               2004        1.000           1.121                  16,893

Mondrian International Stock Portfolio (3/02)                  2005        1.221           1.317                  33,147
                                                               2004        1.071           1.221                  36,442
                                                               2003        0.845           1.071                       -
                                                               2002        1.000           0.845                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.331           1.390                  11,626
                                                               2004        1.216           1.331                  10,551
                                                               2003        1.000           1.216                      64

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.037           1.040                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.095           1.118                 156,421
                                                               2004        1.000           1.095                  33,364

Strategic Equity Portfolio (6/00)                              2005        0.789           0.793                       -
                                                               2004        0.727           0.789                       -
                                                               2003        0.556           0.727                       -
                                                               2002        0.850           0.556                       -
                                                               2001        1.000           0.850                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.027           1.116                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.112                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.098           1.097                 110,157
                                                               2004        1.084           1.098                 101,718
                                                               2003        1.015           1.084                   1,150
                                                               2002        1.008           1.015                       -
                                                               2001        1.000           1.008                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.814           0.864                       -
                                                               2004        0.795           0.814                       -
                                                               2003        0.643           0.795                       -
                                                               2002        0.923           0.643                       -
                                                               2001        1.000           0.923                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           1.004                  21,267
                                                               2004        0.999           0.996                  44,674
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        0.870           0.957               1,615,870
                                                               2004        0.803           0.870               1,064,925
                                                               2003        0.606           0.803                  68,808
                                                               2002        0.913           0.606                       -
                                                               2001        1.000           0.913                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.215           1.228                 267,576
                                                               2004        1.116           1.215                 198,065
                                                               2003        0.889           1.116                  24,446
                                                               2002        0.932           0.889                       -
                                                               2001        1.000           0.932                       -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        0.883           0.972                       -
                                                               2004        0.761           0.883                       -
                                                               2003        0.606           0.761                       -
                                                               2002        0.828           0.606                       -
                                                               2001        1.000           0.828                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Smith Barney Large Cap Value Portfolio (6/00)               2005        0.914           0.958                       -
                                                               2004        0.838           0.914                       -
                                                               2003        0.667           0.838                       -
                                                               2002        0.908           0.667                       -
                                                               2001        1.000           0.908                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.984           1.020                 106,624
                                                               2004        0.995           0.984                 100,138
                                                               2003        0.684           0.995                  16,090
                                                               2002        0.923           0.684                       -
                                                               2001        1.000           0.923                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.029           1.098                 221,381
                                                               2004        0.946           1.029                 206,573
                                                               2003        0.740           0.946                  46,991
                                                               2002        0.929           0.740                       -
                                                               2001        1.000           0.929                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.990           1.002                  20,026
                                                               2004        0.996           0.990                 143,313
                                                               2003        1.004           0.996                   4,691
                                                               2002        1.007           1.004                       -
                                                               2001        1.000           1.007                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.745           0.792                  62,111
                                                               2004        0.706           0.745                  43,996
                                                               2003        0.563           0.706                       -
                                                               2002        0.846           0.563                       -
                                                               2001        1.000           0.846                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.093           1.129                  39,861
                                                               2004        0.959           1.093                  34,142
                                                               2003        0.686           0.959                       -
                                                               2002        0.937           0.686                       -
                                                               2001        1.000           0.937                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR        END OF YEAR
-------------------------------------------------              ----    -------------    -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.209           1.392                 237,522
                                                               2004        1.064           1.209                  62,969
                                                               2003        0.842           1.064                       -
                                                               2002        0.943           0.842                       -
                                                               2001        1.000           0.943                       -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.432           1.665                 484,446
                                                               2004        1.166           1.432                 270,065
                                                               2003        0.856           1.166                   6,840
                                                               2002        1.000           0.856                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.127           1.311                       -
                                                               2004        0.957           1.127                       -
                                                               2003        0.778           0.957                       -
                                                               2002        1.000           0.778                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.779           0.810                       -
                                                               2004        0.748           0.779                       -
                                                               2003        0.607           0.748                       -
                                                               2002        0.884           0.607                       -
                                                               2001        1.000           0.884                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.122           1.156                       -
                                                               2004        1.025           1.122                       -
                                                               2003        0.787           1.025                       -
                                                               2002        1.000           0.787                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.663           0.749                  17,737
                                                               2004        0.621           0.663                  21,358
                                                               2003        0.511           0.621                  28,250
                                                               2002        0.751           0.511                  36,065
                                                               2001        0.924           0.751                  37,053
                                                               2000        1.127           0.924                  37,068
                                                               1999        1.000           1.127                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.022           1.147                  37,535
                                                               2004        0.914           1.022                  37,544
                                                               2003        0.686           0.914                  31,673
                                                               2002        0.817           0.686                  40,766
                                                               2001        0.967           0.817                  41,734
                                                               2000        1.210           0.967                  31,450
                                                               1999        1.000           1.210                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.073           1.228                  17,583
                                                               2004        0.969           1.073                  31,773
                                                               2003        0.719           0.969                  27,545

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Growth Fund - Class 2 Shares  (continued)                   2002        0.967           0.719                  27,113
                                                               2001        1.200           0.967                  20,474
                                                               2000        1.167           1.200                   9,891
                                                               1999        1.000           1.167                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.270           1.324                  53,549
                                                               2004        1.169           1.270                  52,842
                                                               2003        0.896           1.169                  55,704
                                                               2002        1.115           0.896                   8,489
                                                               2001        1.104           1.115                       -
                                                               2000        1.039           1.104                       -
                                                               1999        1.000           1.039                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.632           1.722                       -
                                                               2004        1.261           1.632                       -
                                                               2003        0.956           1.261                       -
                                                               2002        1.000           0.956                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311                       -
                                                               2004        1.074           1.208                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.206           1.308                   8,787
                                                               2004        1.067           1.206                   7,889
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.034                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        0.868           0.895                   6,626
                                                               2004        0.790           0.868                   6,633
                                                               2003        0.585           0.790                       -
                                                               2002        0.833           0.585                       -
                                                               2001        0.998           0.833                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares  (continued)                                         2000        1.215           0.998                       -
                                                               1999        1.000           1.215                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.153           1.256                  61,444
                                                               2004        1.040           1.153                  63,631
                                                               2003        0.844           1.040                  65,759
                                                               2002        1.000           0.844                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.776           2.229                   2,076
                                                               2004        1.446           1.776                   2,082
                                                               2003        1.000           1.446                   2,084

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.079           1.171                   7,536
                                                               2004        0.925           1.079                   7,538
                                                               2003        0.710           0.925                   8,660
                                                               2002        0.886           0.710                  12,719
                                                               2001        1.071           0.886                  13,265
                                                               2000        1.114           1.071                  11,090
                                                               1999        1.000           1.114                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.176           1.260                       -
                                                               2004        1.029           1.176                       -
                                                               2003        0.791           1.029                       -
                                                               2002        1.000           0.791                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.032           1.060                  16,184
                                                               2004        0.964           1.032                  17,692
                                                               2003        0.786           0.964                       -
                                                               2002        0.968           0.786                       -
                                                               2001        1.024           0.968                       -
                                                               2000        1.044           1.024                       -
                                                               1999        1.000           1.044                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------    -------------     ---------------
   Diversified Strategic Income Portfolio (7/00)               2005        1.226           1.238                       -
                                                               2004        1.166           1.226                       -
                                                               2003        1.060           1.166                       -
                                                               2002        1.027           1.060                       -
                                                               2001        1.011           1.027                       -
                                                               2000        0.999           1.011                       -
                                                               1999        1.000           0.999                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        0.857           0.880                       -
                                                               2004        0.790           0.857                   3,911
                                                               2003        0.628           0.790                   3,916
                                                               2002        0.822           0.628                   5,111
                                                               2001        0.952           0.822                   6,152
                                                               2000        1.067           0.952                   6,152
                                                               1999        1.000           1.067                       -

   Fundamental Value Portfolio (6/00)                          2005        1.293           1.334                  64,300
                                                               2004        1.214           1.293                  66,822
                                                               2003        0.889           1.214                  61,484
                                                               2002        1.147           0.889                  20,824
                                                               2001        1.230           1.147                  20,828
                                                               2000        1.037           1.230                  16,815
                                                               1999        1.000           1.037                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.446           0.492                       -
                                                               2004        0.376           0.446                   4,174
                                                               2003        0.283           0.376                   4,179
                                                               2002        0.400           0.283                   5,460
                                                               2001        0.673           0.400                   6,578
                                                               2000        1.000           0.673                   6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.510           1.546                       -
                                                               2004        1.334           1.510                       -
                                                               2003        1.000           1.334                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.379           1.402                   1,706
                                                               2004        1.243           1.379                       -
                                                               2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.537           1.638                       -
                                                               2004        1.258           1.537                       -
                                                               2003        1.000           1.258                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.123           1.128                   1,679
                                                               2004        1.047           1.123                       -
                                                               2003        1.000           1.047                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.207           1.217                   8,970
                                                               2004        1.168           1.207                   8,983
                                                               2003        1.130           1.168                   8,992
                                                               2002        1.052           1.130                   3,340
                                                               2001        1.000           1.052                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.768           0.811                       -
                                                               2004        0.725           0.768                       -
                                                               2003        0.558           0.725                       -
                                                               2002        0.805           0.558                       -
                                                               2001        1.000           0.805                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.005           1.111                       -
                                                               2004        0.879           1.005                       -
                                                               2003        0.694           0.879                       -
                                                               2002        0.856           0.694                       -
                                                               2001        1.000           0.856                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.602           1.689                       -
                                                               2004        1.289           1.602                       -
                                                               2003        0.875           1.289                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2002        1.087           0.875                       -
                                                               2001        1.000           1.087                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.299           1.331                       -
                                                               2004        1.218           1.299                       -
                                                               2003        0.890           1.218                       -
                                                               2002        1.206           0.890                       -
                                                               2001        1.202           1.206                       -
                                                               2000        1.033           1.202                       -
                                                               1999        1.000           1.033                       -

   Investors Fund - Class I (1/01)                             2005        1.182           1.240                       -
                                                               2004        1.088           1.182                       -
                                                               2003        0.835           1.088                       -
                                                               2002        1.102           0.835                       -
                                                               2001        1.168           1.102                       -
                                                               2000        1.029           1.168                       -
                                                               1999        1.000           1.029                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.280           1.322                       -
                                                               2004        1.129           1.280                       -
                                                               2003        0.770           1.129                       -
                                                               2002        1.198           0.770                       -
                                                               2001        1.312           1.198                       -
                                                               2000        1.141           1.312                       -
                                                               1999        1.000           1.141                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.805           0.791                       -
                                                               2004        0.791           0.805                       -
                                                               2003        0.650           0.791                       -
                                                               2002        0.893           0.650                       -
                                                               2001        1.000           0.893                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.863           0.903                       -
                                                               2004        0.852           0.863                       -
                                                               2003        0.644           0.852                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio  (continued)                                      2002        0.894           0.644                       -
                                                               2001        1.000           0.894                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.442           1.494                  17,662
                                                               2004        1.373           1.442                  17,683
                                                               2003        1.061           1.373                       -
                                                               2002        1.000           1.061                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.289           1.323                       -
                                                               2004        1.246           1.289                       -
                                                               2003        1.038           1.246                       -
                                                               2002        1.000           1.038                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.510           1.584                       -
                                                               2004        1.391           1.510                       -
                                                               2003        1.074           1.391                       -
                                                               2002        1.000           1.074                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.427           1.455                       -
                                                               2004        1.358           1.427                       -
                                                               2003        1.069           1.358                       -
                                                               2002        1.000           1.069                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.864           0.925                       -
                                                               2004        0.824           0.864                       -
                                                               2003        0.647           0.824                       -
                                                               2002        0.863           0.647                       -
                                                               2001        1.000           0.863                       -

   Equity Income Portfolio (10/00)                             2005        1.185           1.219                       -
                                                               2004        1.095           1.185                       -
                                                               2003        0.848           1.095                   1,373
                                                               2002        1.001           0.848                   7,261

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
Equity Income Portfolio  (continued)                           2001        1.089           1.001                   7,274
                                                               2000        1.013           1.089                       -
                                                               1999        1.000           1.013                       -

Large Cap Portfolio (6/00)                                     2005        0.715           0.765                       -
                                                               2004        0.681           0.715                   5,924
                                                               2003        0.555           0.681                  13,468
                                                               2002        0.730           0.555                  15,294
                                                               2001        0.897           0.730                  16,878
                                                               2000        1.065           0.897                  16,886
                                                               1999        1.000           1.065                       -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.110                       -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.021                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.055                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.088                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.032                       -

Mercury Large Cap Core Portfolio (6/00)                        2005        0.755           0.833                       -
                                                               2004        0.662           0.755                       -
                                                               2003        0.555           0.662                       -
                                                               2002        0.753           0.555                       -
                                                               2001        0.986           0.753                       -
                                                               2000        1.061           0.986                       -
                                                               1999        1.000           1.061                       -

MFS Emerging Growth Portfolio (2/00)                           2005        0.647           0.627                       -
                                                               2004        0.583           0.647                   8,071
                                                               2003        0.458           0.583                  12,511
                                                               2002        0.708           0.458                  16,874
                                                               2001        1.126           0.708                  17,697

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                                YEAR        YEAR          END OF YEAR        END OF YEAR
----------------------------------------------                 ----    -------------    -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                     2000        1.432           1.126                  17,705
                                                               1999        1.000           1.432                       -

MFS Mid Cap Growth Portfolio (3/02)                            2005        0.834           0.846                   3,956
                                                               2004        0.742           0.834                       -
                                                               2003        0.550           0.742                       -
                                                               2002        1.000           0.550                       -

MFS Total Return Portfolio (7/00)                              2005        1.326           1.345                   9,243
                                                               2004        1.209           1.326                   7,853
                                                               2003        1.053           1.209                       -
                                                               2002        1.129           1.053                       -
                                                               2001        1.147           1.129                       -
                                                               2000        0.999           1.147                       -
                                                               1999        1.000           0.999                       -

MFS Value Portfolio (5/04)                                     2005        1.121           1.175                       -
                                                               2004        1.000           1.121                       -

Mondrian International Stock Portfolio (3/02)                  2005        1.219           1.315                       -
                                                               2004        1.070           1.219                       -
                                                               2003        0.845           1.070                       -
                                                               2002        1.000           0.845                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.330           1.388                   4,465
                                                               2004        1.216           1.330                   4,469
                                                               2003        1.000           1.216                       -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.040                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.094           1.117                       -
                                                               2004        1.000           1.094                       -

Strategic Equity Portfolio (6/00)                              2005        0.720           0.723                  22,832
                                                               2004        0.663           0.720                  22,836
                                                               2003        0.508           0.663                  24,675
                                                               2002        0.777           0.508                  39,639
                                                               2001        0.911           0.777                  48,566
                                                               2000        1.132           0.911                  37,107
                                                               1999        1.000           1.132                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.115                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.207           1.205                  11,617
                                                               2004        1.192           1.207                       -
                                                               2003        1.116           1.192                       -
                                                               2002        1.109           1.116                       -
                                                               2001        1.056           1.109                       -
                                                               2000        1.000           1.056                       -
                                                               2000        0.994           1.000                       -
                                                               1999        1.000           0.994                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.656           0.696                  16,759
                                                               2004        0.641           0.656                  16,759
                                                               2003        0.519           0.641                  16,759
                                                               2002        0.746           0.519                  16,759
                                                               2001        0.962           0.746                  16,759
                                                               2000        1.144           0.962                  16,759
                                                               1999        1.000           1.144                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
     (9/03)                                                    2005        0.995           1.003                       -
                                                               2004        0.999           0.995                       -
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.238           1.361                  51,217
                                                               2004        1.143           1.238                  51,222
                                                               2003        0.863           1.143                  34,451
                                                               2002        1.302           0.863                  19,990
                                                               2001        1.378           1.302                   6,781
                                                               2000        1.209           1.378                   4,445
                                                               1999        1.000           1.209                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.134           1.146                   5,209
                                                               2004        1.043           1.134                   5,214
                                                               2003        0.830           1.043                       -
                                                               2002        0.872           0.830                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
Smith Barney High Income Portfolio  (continued)                2001        0.920           0.872                       -
                                                               2000        1.016           0.920                       -
                                                               1999        1.000           1.016                       -

Smith Barney International All Cap Growth Portfolio

  (3/00)                                                       2005        0.654           0.719                       -
                                                               2004        0.563           0.654                       -
                                                               2003        0.449           0.563                       -
                                                               2002        0.613           0.449                       -
                                                               2001        0.905           0.613                       -
                                                               2000        1.206           0.905                       -
                                                               1999        1.000           1.206                       -

Smith Barney Large Cap Value Portfolio (6/00)                  2005        0.975           1.023                       -
                                                               2004        0.895           0.975                       -
                                                               2003        0.713           0.895                       -
                                                               2002        0.970           0.713                   9,361
                                                               2001        1.073           0.970                   9,369
                                                               2000        0.964           1.073                       -
                                                               1999        1.000           0.964                       -

Smith Barney Large Capitalization Growth Portfolio (2/00)      2005        0.914           0.947                       -
                                                               2004        0.925           0.914                       -
                                                               2003        0.637           0.925                       -
                                                               2002        0.860           0.637                  16,919
                                                               2001        0.998           0.860                  16,933
                                                               2000        1.090           0.998                  16,933
                                                               1999        1.000           1.090                       -

Smith Barney Mid Cap Core Portfolio (4/00)                     2005        1.333           1.422                   8,689
                                                               2004        1.226           1.333                   8,689
                                                               2003        0.960           1.226                   9,354
                                                               2002        1.205           0.960                  12,931
                                                               2001        1.360           1.205                  12,948
                                                               2000        1.171           1.360                  11,658
                                                               1999        1.000           1.171                       -

Smith Barney Money Market Portfolio (2/00)                     2005        1.052           1.065                   4,914
                                                               2004        1.059           1.052                   5,375

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Smith Barney Money Market Portfolio  (continued)            2003        1.069           1.059                     490
                                                               2002        1.072           1.069                     949
                                                               2001        1.050           1.072                     952
                                                               2000        1.005           1.050                       -
                                                               1999        1.000           1.005                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.704           0.749                       -
                                                               2004        0.668           0.704                   2,675
                                                               2003        0.533           0.668                   6,938
                                                               2002        0.802           0.533                   7,766
                                                               2001        1.189           0.802                   8,488
                                                               2000        1.344           1.189                   8,492
                                                               1999        1.000           1.344                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.100           1.136                       -
                                                               2004        0.966           1.100                       -
                                                               2003        0.691           0.966                       -
                                                               2002        0.944           0.691                       -
                                                               2001        1.000           0.944                       -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.154           1.328                  10,048
                                                               2004        1.017           1.154                  10,052
                                                               2003        0.804           1.017                  10,056
                                                               2002        0.902           0.804                   4,865
                                                               2001        1.045           0.902                   5,854
                                                               2000        1.138           1.045                   5,854
                                                               1999        1.000           1.138                       -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.430           1.662                   8,258
                                                               2004        1.165           1.430                   5,974
                                                               2003        0.856           1.165                   5,974
                                                               2002        1.000           0.856                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.125           1.309                       -
                                                               2004        0.957           1.125                       -
                                                               2003        0.778           0.957                       -
                                                               2002        1.000           0.778                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.798           0.830                       -
                                                               2004        0.767           0.798                       -
                                                               2003        0.623           0.767                       -
                                                               2002        0.907           0.623                       -
                                                               2001        1.000           0.907                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
     (5/02)                                                    2005        1.121           1.153                       -
                                                               2004        1.024           1.121                       -
                                                               2003        0.787           1.024                       -
                                                               2002        1.000           0.787                   3,000

   AllianceBernstein Large-Cap Growth Portfolio - Class B
     (2/00)                                                    2005        0.780           0.882                       -
                                                               2004        0.732           0.780                       -
                                                               2003        0.603           0.732                       -
                                                               2002        0.886           0.603                       -
                                                               2001        1.000           0.886                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.116           1.253                       -
                                                               2004        0.999           1.116                       -
                                                               2003        0.750           0.999                       -
                                                               2002        0.893           0.750                       -
                                                               2001        1.000           0.893                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        0.966           1.105                       -
                                                               2004        0.873           0.966                       -
                                                               2003        0.648           0.873                       -
                                                               2002        0.872           0.648                       -
                                                               2001        1.000           0.872                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.089           1.135                       -
                                                               2004        1.003           1.089                       -
                                                               2003        0.770           1.003                       -
                                                               2002        0.958           0.770                       -
                                                               2001        1.000           0.958                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.629           1.719                       -
                                                               2004        1.260           1.629                       -
                                                               2003        0.955           1.260                       -
                                                               2002        1.000           0.955                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.309                       -
                                                               2004        1.074           1.207                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.306                       -
                                                               2004        1.067           1.205                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.034                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
     Shares (2/00)                                             2005        0.967           0.998                       -
                                                               2004        0.882           0.967                       -
                                                               2003        0.653           0.882                       -
                                                               2002        0.930           0.653                       -
                                                               2001        1.000           0.930                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.152           1.253                       -
                                                               2004        1.039           1.152                       -
                                                               2003        0.844           1.039                       -
                                                               2002        1.000           0.844                   2,000

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Templeton Developing Markets Securities Fund - Class 2
     Shares (5/03)                                             2005        1.775           2.226                       -
                                                               2004        1.446           1.775                       -
                                                               2003        1.000           1.446                       -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.088           1.180                  22,614
                                                               2004        0.933           1.088                  22,614
                                                               2003        0.717           0.933                  22,614
                                                               2002        0.894           0.717                       -
                                                               2001        1.000           0.894                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.174           1.258                       -
                                                               2004        1.028           1.174                       -
                                                               2003        0.791           1.028                       -
                                                               2002        1.000           0.791                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        0.999           1.026                       -
                                                               2004        0.933           0.999                       -
                                                               2003        0.761           0.933                       -
                                                               2002        0.938           0.761                       -
                                                               2001        1.000           0.938                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.187           1.198                       -
                                                               2004        1.130           1.187                       -
                                                               2003        1.027           1.130                       -
                                                               2002        0.996           1.027                       -
                                                               2001        1.000           0.996                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        0.951           0.975                       -
                                                               2004        0.876           0.951                       -
                                                               2003        0.697           0.876                       -
                                                               2002        0.912           0.697                       -
                                                               2001        1.000           0.912                       -

   Fundamental Value Portfolio (6/00)                          2005        1.031           1.063                       -
                                                               2004        0.968           1.031                       -
                                                               2003        0.709           0.968                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Fundamental Value Portfolio  (continued)                    2002        0.916           0.709                       -
                                                               2001        1.000           0.916                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.874           0.963                       -
                                                               2004        0.737           0.874                       -
                                                               2003        0.556           0.737                       -
                                                               2002        0.785           0.556                       -
                                                               2001        1.000           0.785                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.508           1.544                       -
                                                               2004        1.334           1.508                       -
                                                               2003        1.000           1.334                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.378           1.400                       -
                                                               2004        1.243           1.378                       -
                                                               2003        1.000           1.243                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.536           1.636                       -
                                                               2004        1.258           1.536                       -
                                                               2003        1.000           1.258                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127                       -
                                                               2004        1.046           1.122                       -
                                                               2003        1.000           1.046                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.193           1.203                       -
                                                               2004        1.156           1.193                       -
                                                               2003        1.118           1.156                       -
                                                               2002        1.042           1.118                       -
                                                               2001        1.000           1.042                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        0.776           0.819                       -
                                                               2004        0.733           0.776                       -
                                                               2003        0.564           0.733                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares
   (continued)                                                 2002        0.814           0.564                       -
                                                               2001        1.000           0.814                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.052           1.161                       -
                                                               2004        0.920           1.052                       -
                                                               2003        0.727           0.920                       -
                                                               2002        0.897           0.727                       -
                                                               2001        1.000           0.897                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.515           1.596                       -
                                                               2004        1.220           1.515                       -
                                                               2003        0.828           1.220                       -
                                                               2002        1.029           0.828                       -
                                                               2001        1.000           1.029                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.012           1.036                       -
                                                               2004        0.949           1.012                       -
                                                               2003        0.694           0.949                       -
                                                               2002        0.941           0.694                       -
                                                               2001        1.000           0.941                       -

   Investors Fund - Class I (1/01)                             2005        0.996           1.045                       -
                                                               2004        0.917           0.996                       -
                                                               2003        0.704           0.917                       -
                                                               2002        0.930           0.704                       -
                                                               2001        1.000           0.930                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.996           1.028                  49,641
                                                               2004        0.879           0.996                  49,641
                                                               2003        0.600           0.879                  49,641
                                                               2002        0.933           0.600                       -
                                                               2001        1.000           0.933                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.809           0.795                       -
                                                               2004        0.796           0.809                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)       2003        0.655           0.796                       -
                                                               2002        0.899           0.655                       -
                                                               2001        1.000           0.899                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.878           0.919                       -
                                                               2004        0.867           0.878                       -
                                                               2003        0.656           0.867                       -
                                                               2002        0.911           0.656                       -
                                                               2001        1.000           0.911                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.440           1.492                       -
                                                               2004        1.372           1.440                       -
                                                               2003        1.061           1.372                       -
                                                               2002        1.000           1.061                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.287           1.321                       -
                                                               2004        1.245           1.287                       -
                                                               2003        1.038           1.245                       -
                                                               2002        1.000           1.038                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.508           1.582                       -
                                                               2004        1.390           1.508                       -
                                                               2003        1.074           1.390                       -
                                                               2002        1.000           1.074                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.425           1.453                       -
                                                               2004        1.357           1.425                       -
                                                               2003        1.069           1.357                       -
                                                               2002        1.000           1.069                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.882           0.944                       -
                                                               2004        0.842           0.882                       -
                                                               2003        0.661           0.842                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   AIM Capital Appreciation Portfolio  (continued)             2002        0.883           0.661                       -
                                                               2001        1.000           0.883                       -

   Equity Income Portfolio (10/00)                             2005        1.108           1.139                  23,388
                                                               2004        1.025           1.108                  23,388
                                                               2003        0.794           1.025                  23,388
                                                               2002        0.937           0.794                       -
                                                               2001        1.000           0.937                       -

   Large Cap Portfolio (6/00)                                  2005        0.861           0.921                       -
                                                               2004        0.821           0.861                       -
                                                               2003        0.669           0.821                       -
                                                               2002        0.881           0.669                       -
                                                               2001        1.000           0.881                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.110                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.021                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.055                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.088                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.031                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.865           0.954                       -
                                                               2004        0.759           0.865                       -
                                                               2003        0.636           0.759                       -
                                                               2002        0.864           0.636                       -
                                                               2001        1.000           0.864                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.763           0.740                       -
                                                               2004        0.688           0.763                       -
                                                               2003        0.541           0.688                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
--------------------------------------------------------       ----    -------------    -------------     ---------------
MFS Emerging Growth Portfolio  (continued)                     2002        0.836           0.541                       -
                                                               2001        1.000           0.836                       -

MFS Mid Cap Growth Portfolio (3/02)                            2005        0.833           0.845                       -
                                                               2004        0.741           0.833                       -
                                                               2003        0.550           0.741                       -
                                                               2002        1.000           0.550                       -

MFS Total Return Portfolio (7/00)                              2005        1.143           1.158                       -
                                                               2004        1.042           1.143                       -
                                                               2003        0.908           1.042                       -
                                                               2002        0.974           0.908                       -
                                                               2001        1.000           0.974                       -

MFS Value Portfolio (5/04)                                     2005        1.121           1.174                       -
                                                               2004        1.000           1.121                       -

Mondrian International Stock Portfolio (3/02)                  2005        1.217           1.312                       -
                                                               2004        1.069           1.217                       -
                                                               2003        0.844           1.069                       -
                                                               2002        1.000           0.844                       -

Pioneer Fund Portfolio (5/03)                                  2005        1.329           1.386                       -
                                                               2004        1.215           1.329                       -
                                                               2003        1.000           1.215                       -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.039                       -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.094           1.116                       -
                                                               2004        1.000           1.094                       -

Strategic Equity Portfolio (6/00)                              2005        0.786           0.789                       -
                                                               2004        0.725           0.786                       -
                                                               2003        0.556           0.725                       -
                                                               2002        0.850           0.556                       -
                                                               2001        1.000           0.850                       -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.027           1.115                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR          END OF YEAR        END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.094           1.092                       -
                                                               2004        1.081           1.094                       -
                                                               2003        1.013           1.081                       -
                                                               2002        1.007           1.013                       -
                                                               2001        1.000           1.007                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.811           0.860                       -
                                                               2004        0.793           0.811                       -
                                                               2003        0.642           0.793                       -
                                                               2002        0.923           0.642                       -
                                                               2001        1.000           0.923                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.002                       -
                                                               2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        0.867           0.952                       -
                                                               2004        0.801           0.867                       -
                                                               2003        0.605           0.801                       -
                                                               2002        0.913           0.605                       -
                                                               2001        1.000           0.913                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.210           1.222                       -
                                                               2004        1.114           1.210                       -
                                                               2003        0.887           1.114                       -
                                                               2002        0.932           0.887                       -
                                                               2001        1.000           0.932                       -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        0.880           0.968                       -
                                                               2004        0.759           0.880                       -
                                                               2003        0.605           0.759                       -
                                                               2002        0.827           0.605                       -
                                                               2001        1.000           0.827                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Smith Barney Large Cap Value Portfolio (6/00)               2005        0.910           0.954                       -
                                                               2004        0.836           0.910                       -
                                                               2003        0.666           0.836                       -
                                                               2002        0.907           0.666                       -
                                                               2001        1.000           0.907                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.980           1.015                  26,366
                                                               2004        0.992           0.980                  26,366
                                                               2003        0.683           0.992                  26,366
                                                               2002        0.923           0.683                       -
                                                               2001        1.000           0.923                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.025           1.093                  25,663
                                                               2004        0.943           1.025                  25,663
                                                               2003        0.739           0.943                  25,663
                                                               2002        0.928           0.739                       -
                                                               2001        1.000           0.928                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.986           0.998                       -
                                                               2004        0.993           0.986                       -
                                                               2003        1.003           0.993                       -
                                                               2002        1.006           1.003                 115,989
                                                               2001        1.000           1.006                  58,410

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.742           0.788                       -
                                                               2004        0.704           0.742                       -
                                                               2003        0.562           0.704                       -
                                                               2002        0.846           0.562                       -
                                                               2001        1.000           0.846                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.089           1.124                       -
                                                               2004        0.957           1.089                       -
                                                               2003        0.685           0.957                       -
                                                               2002        0.936           0.685                       -
                                                               2001        1.000           0.936                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR         END OF YEAR
-------------------------------------------------              ----    -------------    -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.205           1.386                       -
                                                               2004        1.061           1.205                       -
                                                               2003        0.840           1.061                       -
                                                               2002        0.943           0.840                       -
                                                               2001        1.000           0.943                       -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.428           1.659                       -
                                                               2004        1.164           1.428                       -
                                                               2003        0.856           1.164                       -
                                                               2002        1.000           0.856                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
---------------------------------------------------------      ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.348           1.567                       -
                                                               2004        1.147           1.348                       -
                                                               2003        1.000           1.147                       -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.159           1.204                       -
                                                               2004        1.114           1.159                       -
                                                               2003        1.000           1.114                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.227           1.263                  12,996
                                                               2004        1.122           1.227                   4,346

                                                               2003        1.000           1.122                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.167           1.318                       -
                                                               2004        1.095           1.167                       -
                                                               2003        1.000           1.095                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.328           1.490                   6,187
                                                               2004        1.189           1.328                       -
                                                               2003        1.000           1.189                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.274           1.456                  62,804
                                                               2004        1.151           1.274                  29,296
                                                               2003        1.000           1.151                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.247           1.298                  57,744
                                                               2004        1.149           1.247                  30,166
                                                               2003        1.000           1.149                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.480           1.560                       -
                                                               2004        1.145           1.480                       -
                                                               2003        1.000           1.145                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.308                       -
                                                               2004        1.074           1.207                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.305                  23,642
                                                               2004        1.067           1.205                  18,002
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.034                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.310           1.350                   6,038
                                                               2004        1.194           1.310                   5,064
                                                               2003        1.000           1.194                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.240           1.348                   6,605
                                                               2004        1.119           1.240                       -
                                                               2003        1.000           1.119                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.552           1.945                   3,560
                                                               2004        1.265           1.552                       -
                                                               2003        1.000           1.265                       -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.373           1.488                  27,738
                                                               2004        1.177           1.373                   4,847
                                                               2003        1.000           1.177                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.327           1.422                       -
                                                               2004        1.163           1.327                       -
                                                               2003        1.000           1.163                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.200           1.231                  54,381
                                                               2004        1.121           1.200                  47,733
                                                               2003        1.000           1.121                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.112           1.122                   4,191
                                                               2004        1.059           1.112                   3,063
                                                               2003        1.000           1.059                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.227           1.258                       -
                                                               2004        1.132           1.227                       -
                                                               2003        1.000           1.132                       -

   Fundamental Value Portfolio (6/00)                          2005        1.246           1.284                  33,558
                                                               2004        1.171           1.246                  24,946
                                                               2003        1.000           1.171                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.355           1.493                       -
                                                               2004        1.144           1.355                       -
                                                               2003        1.000           1.144                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.328           1.358                       -
                                                               2004        1.175           1.328                       -
                                                               2003        1.000           1.175                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.266           1.285                   6,003
                                                               2004        1.142           1.266                       -
                                                               2003        1.000           1.142                       -

   Mid-Cap Value Portfolio (5/03)                              2005        1.413           1.504                  19,207
                                                               2004        1.158           1.413                       -
                                                               2003        1.000           1.158                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127                  22,356
                                                               2004        1.048           1.122                       -
                                                               2003        1.000           1.048                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.059           1.067                  35,033
                                                               2004        1.026           1.059                   3,258
                                                               2003        1.000           1.026                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.194           1.259                       -
                                                               2004        1.128           1.194                       -
                                                               2003        1.000           1.128                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.351           1.491                       -
                                                               2004        1.182           1.351                       -
                                                               2003        1.000           1.182                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.537           1.619                   2,121
                                                               2004        1.238           1.537                       -
                                                               2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.248           1.278                       -
                                                               2004        1.172           1.248                       -
                                                               2003        1.000           1.172                       -

   Investors Fund - Class I (1/01)                             2005        1.247           1.307                   5,929
                                                               2004        1.149           1.247                       -
                                                               2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.402           1.447                       -
                                                               2004        1.239           1.402                       -
                                                               2003        1.000           1.239                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.122           1.101                       -
                                                               2004        1.103           1.122                       -
                                                               2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.167           1.220                       -
                                                               2004        1.153           1.167                       -
                                                               2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.186           1.228                  98,845
                                                               2004        1.131           1.186                  84,029
                                                               2003        1.000           1.131                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.127           1.155                  81,936
                                                               2004        1.091           1.127                  38,331
                                                               2003        1.000           1.091                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.238           1.298                       -
                                                               2004        1.142           1.238                       -
                                                               2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.180           1.202                       -
                                                               2004        1.124           1.180                       -
                                                               2003        1.000           1.124                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.193           1.276                       -
                                                               2004        1.138           1.193                       -
                                                               2003        1.000           1.138                       -

   Equity Income Portfolio (10/00)                             2005        1.226           1.260                   1,775
                                                               2004        1.134           1.226                       -
                                                               2003        1.000           1.134                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
Large Cap Portfolio (6/00)                                     2005        1.179           1.260                   3,224
                                                               2004        1.125           1.179                       -
                                                               2003        1.000           1.125                       -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.109                       -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.020                       -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.054                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.087                  11,973

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.031                       -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.244           1.371                       -
                                                               2004        1.091           1.244                       -
                                                               2003        1.000           1.091                       -

MFS Emerging Growth Portfolio (2/00)                           2005        1.228           1.191                       -
                                                               2004        1.107           1.228                       -
                                                               2003        1.000           1.107                       -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.272           1.290                       -
                                                               2004        1.134           1.272                       -
                                                               2003        1.000           1.134                       -

MFS Total Return Portfolio (7/00)                              2005        1.185           1.200                  11,550
                                                               2004        1.080           1.185                       -
                                                               2003        1.000           1.080                       -

MFS Value Portfolio (5/04)                                     2005        1.120           1.173                   8,558
                                                               2004        1.000           1.120                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR        YEAR         END OF YEAR         END OF YEAR
----------------------------------------------------------     ----    -------------    -------------     ---------------
   Mondrian International Stock Portfolio (3/02)               2005        1.321           1.423                  10,672
                                                               2004        1.160           1.321                       -
                                                               2003        1.000           1.160                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.234           1.286                       -
                                                               2004        1.129           1.234                       -
                                                               2003        1.000           1.129                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.094           1.115                   6,653
                                                               2004        1.000           1.094                       -

   Strategic Equity Portfolio (6/00)                           2005        1.213           1.217                       -
                                                               2004        1.118           1.213                       -
                                                               2003        1.000           1.118                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.115                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.043           1.040                  15,500
                                                               2004        1.031           1.043                  17,272
                                                               2003        1.000           1.031                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.155           1.225                   1,419
                                                               2004        1.130           1.155                       -
                                                               2003        1.000           1.130                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.001                       -
                                                               2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.230           1.351                  37,603
                                                               2004        1.138           1.230                  11,227
                                                               2003        1.000           1.138                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------   ----    -------------    -------------     ---------------
   Smith Barney High Income Portfolio (8/00)                   2005        1.198           1.210                       -
                                                               2004        1.103           1.198                       -
                                                               2003        1.000           1.103                       -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.363           1.498                       -
                                                               2004        1.176           1.363                       -
                                                               2003        1.000           1.176                       -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.250           1.310                       -
                                                               2004        1.149           1.250                       -
                                                               2003        1.000           1.149                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.156           1.196                       -
                                                               2004        1.171           1.156                       -
                                                               2003        1.000           1.171                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.260           1.343                   5,217
                                                               2004        1.160           1.260                   5,219
                                                               2003        1.000           1.160                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.988           0.999                  21,906
                                                               2004        0.996           0.988                  19,959
                                                               2003        1.000           0.996                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.176           1.249                       -
                                                               2004        1.117           1.176                       -
                                                               2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.406           1.451                   1,274
                                                               2004        1.237           1.406                       -
                                                               2003        1.000           1.237                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR          END OF YEAR        END OF YEAR
-------------------------------------------------              ----    -------------    -------------     ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.297           1.490                  24,118
                                                               2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                       -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.471           1.708                  14,767
                                                               2004        1.200           1.471                       -
                                                               2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                      PORTFOLIO NAME                               YEAR     OF YEAR     END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                                2005      1.398         1.624                 -
                                                                   2004      1.189         1.398                 -
                                                                   2003      0.969         1.189                 -
                                                                   2002      1.000         0.969                 -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                  2005      1.232         1.279            12,254
                                                                   2004      1.184         1.232            12,254
                                                                   2003      0.963         1.184            12,254
                                                                   2002      1.000         0.963                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005      1.365         1.403            82,201
                                                                   2004      1.248         1.365            66,221
                                                                   2003      0.960         1.248            55,990
                                                                   2002      1.000         0.960                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (2/00)   2005      1.224         1.383            22,639
                                                                   2004      1.150         1.224            29,427
                                                                   2003      0.948         1.150            28,838
                                                                   2002      1.000         0.948                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                      2005      1.461         1.639           236,271
                                                                   2004      1.309         1.461           197,563
                                                                   2003      0.985         1.309           144,510
                                                                   2002      1.000         0.985                 -

   Growth Fund - Class 2 Shares (2/00)                             2005      1.429         1.633           811,971
                                                                   2004      1.292         1.429           841,707
                                                                   2003      0.961         1.292           674,663
                                                                   2002      1.000         0.961                 -

   Growth-Income Fund - Class 2 Shares (2/00)                      2005      1.372         1.428         1,334,060
                                                                   2004      1.265         1.372         1,302,700
                                                                   2003      0.971         1.265         1,117,921
                                                                   2002      1.000         0.971                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                          PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)                2005      1.711         1.803                -
                                                                   2004      1.325         1.711                -
                                                                   2003      1.005         1.325                -
                                                                   2002      1.000         1.005                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005      1.206         1.306           13,365
                                                                   2004      1.074         1.206            1,394
                                                                   2003      1.000         1.074                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005      1.204         1.304           44,116
                                                                   2004      1.067         1.204           32,153
                                                                   2003      1.000         1.067                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)        2005      1.000         1.033                -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
   (2/00)                                                          2005      1.433         1.476          175,725
                                                                   2004      1.307         1.433          250,989
                                                                   2003      0.969         1.307          158,368
                                                                   2002      1.000         0.969                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005      1.355         1.473          182,584
                                                                   2004      1.223         1.355          169,564
                                                                   2003      0.994         1.223          140,562
                                                                   2002      1.000         0.994                -

   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005      1.772         2.220           17,251
                                                                   2004      1.445         1.772           10,971
                                                                   2003      1.000         1.445              688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)       2005      1.498         1.623          404,959
                                                                   2004      1.285         1.498          410,113

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                   NUMBER OF UNITS
                                                                          AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                               YEAR    OF YEAR      END OF YEAR     END OF YEAR
------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (continued)   2003     0.989          1.285          327,983
                                                                    2002     1.000          0.989                -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)         2005     1.447          1.549           36,260
                                                                    2004     1.269          1.447           13,744
                                                                    2003     0.977          1.269                -
                                                                    2002     1.000          0.977                -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                    2005     1.280          1.312          831,271
                                                                    2004     1.196          1.280          916,257
                                                                    2003     0.977          1.196          671,165
                                                                    2002     1.000          0.977                -

   Diversified Strategic Income Portfolio (7/00)                    2005     1.165          1.174          463,407
                                                                    2004     1.110          1.165          463,361
                                                                    2003     1.010          1.110          323,056
                                                                    2002     1.000          1.010                -

   Equity Index Portfolio - Class II Shares (6/00)                  2005     1.316          1.349          440,113
                                                                    2004     1.214          1.316          429,756
                                                                    2003     0.967          1.214          298,686
                                                                    2002     1.000          0.967                -

   Fundamental Value Portfolio (6/00)                               2005     1.401          1.443          718,960
                                                                    2004     1.316          1.401          762,092
                                                                    2003     0.966          1.316          544,691
                                                                    2002     1.000          0.966                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)                 2005     1.543          1.699            4,479
                                                                    2004     1.302          1.543           29,032
                                                                    2003     0.983          1.302           27,299
                                                                    2002     1.000          0.983                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                   NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                  2005     1.506          1.540                -
                                                                 2004     1.333          1.506                -
                                                                 2003     1.000          1.333                -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                            2005     1.376          1.396           24,265
                                                                 2004     1.242          1.376            2,317
                                                                 2003     1.000          1.242                -

   Mid-Cap Value Portfolio (5/03)                                2005     1.533          1.631            7,987
                                                                 2004     1.257          1.533            7,990
                                                                 2003     1.000          1.257           37,875

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)           2005     1.120          1.124          132,437
                                                                 2004     1.046          1.120           64,766
                                                                 2003     1.000          1.046           11,362

   Total Return Portfolio - Administrative Class (5/01)          2005     1.078          1.085        1,550,550
                                                                 2004     1.045          1.078        1,513,961
                                                                 2003     1.012          1.045        1,146,936
                                                                 2002     1.000          1.012                -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)      2005     1.315          1.387                -
                                                                 2004     1.244          1.315                -
                                                                 2003     0.958          1.244                -
                                                                 2002     1.000          0.958                -

   Putnam VT International Equity Fund - Class IB Shares (5/01)  2005     1.436          1.584           68,481
                                                                 2004     1.257          1.436           91,495
                                                                 2003     0.994          1.257           63,026
                                                                 2002     1.000          0.994                -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)       2005     1.783          1.877          149,542
                                                                 2004     1.437          1.783          141,908

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE                   NUMBER OF UNITS
                                                                           AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                YEAR    OF YEAR      END OF YEAR     END OF YEAR
-------------------------------------------------------------------   ----  ------------  -------------  ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares  (continued)     2003     0.977          1.437           92,122
                                                                     2002     1.000          0.977                -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                     2005     1.397          1.430          271,882
                                                                     2004     1.312          1.397          286,755
                                                                     2003     0.960          1.312          272,909
                                                                     2002     1.000          0.960                -

   Investors Fund - Class I (1/01)                                   2005     1.353          1.418          196,783
                                                                     2004     1.247          1.353          212,149
                                                                     2003     0.959          1.247          120,729
                                                                     2002     1.000          0.959                -

   Small Cap Growth Fund - Class I (3/00)                            2005     1.607          1.657           76,407
                                                                     2004     1.420          1.607          100,927
                                                                     2003     0.970          1.420           86,086
                                                                     2002     1.000          0.970                -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                   2005     1.188          1.166          104,305
                                                                     2004     1.169          1.188          109,777
                                                                     2003     0.963          1.169           95,035
                                                                     2002     1.000          0.963                -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)   2005     1.282          1.340            8,020
                                                                     2004     1.267          1.282                -
                                                                     2003     0.960          1.267                -
                                                                     2002     1.000          0.960                -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)  2005     1.313          1.359          557,730
                                                                     2004     1.253          1.313          509,181
                                                                     2003     0.969          1.253          490,637
                                                                     2002     1.000          0.969                -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                   NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005     1.212          1.243          769,999
                                                                       2004     1.174          1.212          841,302
                                                                       2003     0.980          1.174          306,044
                                                                       2002     1.000          0.980                -

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005     1.350          1.414          245,996
                                                                       2004     1.245          1.350          197,082
                                                                       2003     0.963          1.245          151,687
                                                                       2002     1.000          0.963                -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)  2005     1.280          1.303          105,858
                                                                       2004     1.220          1.280          102,611
                                                                       2003     0.962          1.220           62,307
                                                                       2002     1.000          0.962                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                           2005     1.287          1.376           57,605
                                                                       2004     1.229          1.287           59,808
                                                                       2003     0.967          1.229           36,030
                                                                       2002     1.000          0.967                -

   Equity Income Portfolio (10/00)                                     2005     1.335          1.372          666,567
                                                                       2004     1.236          1.335          788,266
                                                                       2003     0.958          1.236          636,759
                                                                       2002     1.000          0.958                -

   Large Cap Portfolio (6/00)                                          2005     1.241          1.326           47,779
                                                                       2004     1.185          1.241           47,608
                                                                       2003     0.967          1.185           43,368
                                                                       2002     1.000          0.967                -

   Managed Allocation Series: Aggressive Portfolio (5/05)              2005     1.000          1.109                -

   Managed Allocation Series: Conservative Portfolio (7/05)            2005     1.007          1.020                -

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE                   NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
Managed Allocation Series: Moderate Portfolio (6/05)               2005     1.008          1.054                -

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005     1.000          1.087                -

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005     1.000          1.031                -

Mercury Large Cap Core Portfolio (6/00)                            2005     1.321          1.455           33,676
                                                                   2004     1.159          1.321           34,564
                                                                   2003     0.973          1.159           30,330
                                                                   2002     1.000          0.973                -

MFS Emerging Growth Portfolio (2/00)                               2005     1.367          1.326                -
                                                                   2004     1.233          1.367           50,357
                                                                   2003     0.971          1.233           40,047
                                                                   2002     1.000          0.971                -

MFS Mid Cap Growth Portfolio (3/02)                                2005     1.472          1.492           27,340
                                                                   2004     1.313          1.472                -
                                                                   2003     0.974          1.313                -
                                                                   2002     1.000          0.974                -

MFS Total Return Portfolio (7/00)                                  2005     1.238          1.253          832,099
                                                                   2004     1.130          1.238          728,909
                                                                   2003     0.986          1.130          547,413
                                                                   2002     1.000          0.986                -

MFS Value Portfolio (5/04)                                         2005     1.120          1.172                -
                                                                   2004     1.000          1.120                -

Mondrian International Stock Portfolio (3/02)                      2005     1.441          1.551           11,804
                                                                   2004     1.266          1.441            1,103
                                                                   2003     1.001          1.266                -
                                                                   2002     1.000          1.001                -

Pioneer Fund Portfolio (5/03)                                      2005     1.327          1.383                -
                                                                   2004     1.214          1.327                -
                                                                   2003     1.000          1.214                -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE                   NUMBER OF UNITS
                                                                      AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------  ----  ------------  -------------  ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                       2005     1.036          1.039                 -

   Pioneer Strategic Income Portfolio (5/04)                    2005     1.093          1.114             5,622
                                                                2004     1.000          1.093             5,622

   Strategic Equity Portfolio (6/00)                            2005     1.369          1.374             6,178
                                                                2004     1.263          1.369             6,178
                                                                2003     0.970          1.263             3,196
                                                                2002     1.000          0.970                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)        2005     1.027          1.114                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)         2005     1.000          1.110                 -

   Travelers Managed Income Portfolio (7/00)                    2005     1.093          1.090           900,220
                                                                2004     1.081          1.093           940,269
                                                                2003     1.014          1.081           742,399
                                                                2002     1.000          1.014                 -

   Van Kampen Enterprise Portfolio (4/00)                       2005     1.219          1.292             5,686
                                                                2004     1.193          1.219             5,698
                                                                2003     0.966          1.193             3,437
                                                                2002     1.000          0.966                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)  2005     0.993          0.999                 -
                                                                2004     0.998          0.993                 -
                                                                2003     1.000          0.998                 -

   Smith Barney Aggressive Growth Portfolio (3/00)              2005     1.359          1.492         1,172,756
                                                                2004     1.258          1.359         1,213,908
                                                                2003     0.951          1.258           947,548
                                                                2002     1.000          0.951                 -

   Smith Barney High Income Portfolio (8/00)                    2005     1.372          1.384           871,928
                                                                2004     1.263          1.372           938,742
                                                                2003     1.007          1.263           727,125
                                                                2002     1.000          1.007                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                   NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------  ----  ------------  -------------  ---------------
   Smith Barney International All Cap Growth Portfolio (3/00)    2005     1.432          1.572                 -
                                                                 2004     1.235          1.432                 -
                                                                 2003     0.986          1.235                 -
                                                                 2002     1.000          0.986                 -

   Smith Barney Large Cap Value Portfolio (6/00)                 2005     1.322          1.385                 -
                                                                 2004     1.216          1.322                 -
                                                                 2003     0.969          1.216                 -
                                                                 2002     1.000          0.969                 -

   Smith Barney Large Capitalization Growth Portfolio (2/00)     2005     1.354          1.401           201,200
                                                                 2004     1.373          1.354           208,788
                                                                 2003     0.946          1.373           205,485
                                                                 2002     1.000          0.946                 -

   Smith Barney Mid Cap Core Portfolio (4/00)                    2005     1.353          1.441           400,644
                                                                 2004     1.246          1.353           403,080
                                                                 2003     0.977          1.246           336,263
                                                                 2002     1.000          0.977                 -

   Smith Barney Money Market Portfolio (2/00)                    2005     0.981          0.992           873,271
                                                                 2004     0.989          0.981         1,254,797
                                                                 2003     1.000          0.989           538,435
                                                                 2002     1.000          1.000                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)             2005     1.264          1.342            96,541
                                                                 2004     1.201          1.264           107,315
                                                                 2003     0.960          1.201            90,811
                                                                 2002     1.000          0.960                 -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005     1.546          1.595            57,413
                                                                 2004     1.360          1.546            78,814
                                                                 2003     0.975          1.360            81,449
                                                                 2002     1.000          0.975                 -

                         CONDENSED FINANCIAL INFORMATION

                                                          UNIT VALUE                  NUMBER OF UNITS
                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                 PORTFOLIO NAME                    YEAR    OF YEAR      END OF YEAR     END OF YEAR
-------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund

   Contrafund(R) Portfolio - Service Class (5/00)  2005     1.419          1.630          425,379
                                                   2004     1.251          1.419          401,681
                                                   2003     0.992          1.251          360,610
                                                   2002     1.000          0.992                -

   Mid Cap Portfolio - Service Class 2 (7/02)      2005     1.643          1.907          258,487
                                                   2004     1.341          1.643          299,647
                                                   2003     0.986          1.341          213,509
                                                   2002     1.000          0.986                -

                        CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Capital Appreciation Fund (3/02)                                2005     1.121          1.302           36,894
                                                                   2004     0.954          1.121           20,151
                                                                   2003     0.777          0.954           14,371
                                                                   2002     1.000          0.777                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)                  2005     0.794          0.824                -
                                                                   2004     0.764          0.794                -
                                                                   2003     0.621          0.764                -
                                                                   2002     0.907          0.621                -
                                                                   2001     1.000          0.907                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B (5/02)  2005     1.116          1.147                -
                                                                   2004     1.021          1.116                -
                                                                   2003     0.786          1.021                -
                                                                   2002     1.000          0.786                -

   AllianceBernstein Large-Cap Growth Portfolio - Class B (2/00)   2005     0.776          0.876            2,359
                                                                   2004     0.729          0.776            2,370
                                                                   2003     0.601          0.729            2,374
                                                                   2002     0.885          0.601                -
                                                                   2001     1.000          0.885                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                      2005     1.110          1.244          189,172
                                                                   2004     0.995          1.110           86,407
                                                                   2003     0.749          0.995                -
                                                                   2002     0.893          0.749                -
                                                                   2001     1.000          0.893                -

   Growth Fund - Class 2 Shares (2/00)                             2005     0.961          1.097          318,044
                                                                   2004     0.869          0.961          142,633
                                                                   2003     0.647          0.869              939
                                                                   2002     0.871          0.647                -
                                                                   2001     1.000          0.871                -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Growth-Income Fund - Class 2 Shares (2/00)                      2005      1.084         1.127         484,514
                                                                   2004      0.999         1.084         471,293
                                                                   2003      0.768         0.999               -
                                                                   2002      0.957         0.768               -
                                                                   2001      1.000         0.957               -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (3/02)                2005      1.623         1.709          82,644
                                                                   2004      1.257         1.623          59,655
                                                                   2003      0.954         1.257          21,110
                                                                   2002      1.000         0.954               -

FAM Variable Series Funds, Inc.

   Mercury Global Allocation V.I. Fund - Class III (11/03)         2005      1.205         1.305          14,627
                                                                   2004      1.074         1.205               -
                                                                   2003      1.000         1.074               -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)       2005      1.203         1.302           4,729
                                                                   2004      1.067         1.203               -
                                                                   2003      1.000         1.067               -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)        2005      1.000         1.033               -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares

   (2/00)                                                          2005      0.962         0.991               -
                                                                   2004      0.878         0.962               -
                                                                   2003      0.651         0.878               -
                                                                   2002      0.929         0.651               -
                                                                   2001      1.000         0.929               -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)           2005      1.147         1.246          89,615
                                                                   2004      1.036         1.147          60,112
                                                                   2003      0.843         1.036               -
                                                                   2002      1.000         0.843               -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Templeton Developing Markets Securities Fund - Class 2 Shares
   (5/03)                                                          2005      1.770         2.217           60,250
                                                                   2004      1.444         1.770           12,110
                                                                   2003      1.000         1.444            1,599

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)       2005      1.082         1.172           17,880
                                                                   2004      0.929         1.082                -
                                                                   2003      0.715         0.929                -
                                                                   2002      0.894         0.715                -
                                                                   2001      1.000         0.894                -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)        2005      1.169         1.251          127,988
                                                                   2004      1.026         1.169           71,930
                                                                   2003      0.790         1.026                -
                                                                   2002      1.000         0.790                -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                   2005      0.994         1.019            6,064
                                                                   2004      0.930         0.994                -
                                                                   2003      0.760         0.930                -
                                                                   2002      0.937         0.760                -
                                                                   2001      1.000         0.937                -

   Diversified Strategic Income Portfolio (7/00)                   2005      1.181         1.190                -
                                                                   2004      1.126         1.181                -
                                                                   2003      1.025         1.126                -
                                                                   2002      0.995         1.025                -
                                                                   2001      1.000         0.995                -

   Equity Index Portfolio - Class II Shares (6/00)                 2005      0.946         0.969          283,227
                                                                   2004      0.873         0.946          169,018
                                                                   2003      0.695         0.873           46,366
                                                                   2002      0.912         0.695                -
                                                                   2001      1.000         0.912                -

   Fundamental Value Portfolio (6/00)                              2005      1.025         1.056            7,808
                                                                   2004      0.964         1.025                -
                                                                   2003      0.708         0.964                -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE                  NUMBER OF UNITS
                                                                   AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------  ----  ------------  -------------  ---------------
   Fundamental Value Portfolio  (continued)                  2002      0.915         0.708                -
                                                             2001      1.000         0.915                -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)          2005      0.869         0.957                -
                                                             2004      0.734         0.869                -
                                                             2003      0.554         0.734                -
                                                             2002      0.785         0.554                -
                                                             2001      1.000         0.785                -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)              2005      1.505         1.538           35,017
                                                             2004      1.333         1.505           32,700
                                                             2003      1.000         1.333            4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                        2005      1.374         1.394           53,274
                                                             2004      1.242         1.374           31,692
                                                             2003      1.000         1.242            5,319

   Mid-Cap Value Portfolio (5/03)                            2005      1.532         1.629           66,229
                                                             2004      1.257         1.532           49,838
                                                             2003      1.000         1.257            5,215

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)       2005      1.119         1.122          225,080
                                                             2004      1.045         1.119          230,481
                                                             2003      1.000         1.045                -

   Total Return Portfolio - Administrative Class (5/01)      2005      1.187         1.195          160,259
                                                             2004      1.151         1.187           69,698
                                                             2003      1.115         1.151                -
                                                             2002      1.041         1.115                -
                                                             2001      1.000         1.041                -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)  2005      0.772         0.813                -
                                                             2004      0.730         0.772                -
                                                             2003      0.563         0.730                -

                         CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE                  NUMBER OF UNITS
                                                                         AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                              YEAR    OF YEAR      END OF YEAR     END OF YEAR
-----------------------------------------------------------------  ----  ------------  -------------  ---------------
   Putnam VT Discovery Growth Fund - Class IB Shares  (continued)  2002      0.813         0.563               -
                                                                   2001      1.000         0.813               -

   Putnam VT International Equity Fund - Class IB Shares (5/01)    2005      1.046         1.153               -
                                                                   2004      0.916         1.046               -
                                                                   2003      0.725         0.916               -
                                                                   2002      0.897         0.725               -
                                                                   2001      1.000         0.897               -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)         2005      1.507         1.585          55,446
                                                                   2004      1.215         1.507           8,394
                                                                   2003      0.826         1.215               -
                                                                   2002      1.029         0.826               -
                                                                   2001      1.000         1.029               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                   2005      1.006         1.029          91,691
                                                                   2004      0.946         1.006          69,554
                                                                   2003      0.692         0.946             867
                                                                   2002      0.940         0.692               -
                                                                   2001      1.000         0.940               -

   Investors Fund - Class I (1/01)                                 2005      0.991         1.038          12,123
                                                                   2004      0.914         0.991          11,028
                                                                   2003      0.703         0.914               -
                                                                   2002      0.929         0.703               -
                                                                   2001      1.000         0.929               -

   Small Cap Growth Fund - Class I (3/00)                          2005      0.990         1.021          47,768
                                                                   2004      0.875         0.990          19,847
                                                                   2003      0.598         0.875           3,414
                                                                   2002      0.933         0.598               -
                                                                   2001      1.000         0.933               -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)                 2005      0.805         0.790               -
                                                                   2004      0.793         0.805               -

                         CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE                  NUMBER OF UNITS
                                                                             AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                  YEAR    OF YEAR      END OF YEAR     END OF YEAR
---------------------------------------------------------------------  ----  ------------  -------------  ---------------
   Smith Barney Dividend Strategy Portfolio  (continued)               2003      0.653         0.793               -
                                                                       2002      0.898         0.653               -
                                                                       2001      1.000         0.898               -

   Smith Barney Premier Selections All Cap Growth Portfolio (5/01)     2005      0.873         0.912               -
                                                                       2004      0.864         0.873               -
                                                                       2003      0.655         0.864               -
                                                                       2002      0.910         0.655               -
                                                                       2001      1.000         0.910               -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value (10/02)    2005      1.435         1.485               -
                                                                       2004      1.370         1.435               -
                                                                       2003      1.060         1.370               -
                                                                       2002      1.000         1.060               -

   Multiple Discipline Portfolio - Balanced All Cap Growth and Value
   (10/02)                                                             2005      1.283         1.314               -
                                                                       2004      1.243         1.283               -
                                                                       2003      1.037         1.243               -
                                                                       2002      1.000         1.037               -

   Multiple Discipline Portfolio - Global All Cap Growth and Value
   (10/02)                                                             2005      1.503         1.574               -
                                                                       2004      1.388         1.503               -
                                                                       2003      1.073         1.388               -
                                                                       2002      1.000         1.073               -

   Multiple Discipline Portfolio - Large Cap Growth and Value (10/02)  2005      1.421         1.446               -
                                                                       2004      1.354         1.421               -
                                                                       2003      1.068         1.354               -
                                                                       2002      1.000         1.068               -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                           2005      0.877         0.938          19,283
                                                                       2004      0.838         0.877          12,441
                                                                       2003      0.660         0.838               -

                         CONDENSED FINANCIAL INFORMATION

                                                                             UNIT VALUE                  NUMBER OF UNITS
                                                                            AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                                 YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------------  ----  ------------  -------------  ---------------
   AIM Capital Appreciation Portfolio  (continued)                    2002      0.882         0.660               -
                                                                      2001      1.000         0.882               -

   Equity Income Portfolio (10/00)                                    2005      1.102         1.132         117,232
                                                                      2004      1.021         1.102         217,227
                                                                      2003      0.792         1.021           1,123
                                                                      2002      0.936         0.792               -
                                                                      2001      1.000         0.936               -

   Large Cap Portfolio (6/00)                                         2005      0.856         0.914          27,487
                                                                      2004      0.818         0.856          24,729
                                                                      2003      0.668         0.818          24,729
                                                                      2002      0.880         0.668               -
                                                                      2001      1.000         0.880               -

   Managed Allocation Series: Aggressive Portfolio (5/05)             2005      1.000         1.109               -

   Managed Allocation Series: Conservative Portfolio (7/05)           2005      1.007         1.020               -

   Managed Allocation Series: Moderate Portfolio (6/05)               2005      1.008         1.054          24,396

   Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)    2005      1.000         1.087          67,304

   Managed Allocation Series: Moderate-Conservative Portfolio (6/05)  2005      1.000         1.030           6,911

   Mercury Large Cap Core Portfolio (6/00)                            2005      0.861         0.948          24,001
                                                                      2004      0.756         0.861           4,740
                                                                      2003      0.635         0.756               -
                                                                      2002      0.863         0.635               -
                                                                      2001      1.000         0.863               -

   MFS Emerging Growth Portfolio (2/00)                               2005      0.759         0.736               -
                                                                      2004      0.685         0.759          14,735
                                                                      2003      0.540         0.685           4,808

                         CONDENSED FINANCIAL INFORMATION

                                                                 UNIT VALUE                  NUMBER OF UNITS
                                                                AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                     YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------  ----  ------------  -------------  ---------------
   MFS Emerging Growth Portfolio  (continued)             2002     0.835          0.540                -
                                                          2001     1.000          0.835                -

   MFS Mid Cap Growth Portfolio (3/02)                    2005     0.829          0.840           36,089
                                                          2004     0.740          0.829           18,766
                                                          2003     0.549          0.740            1,104
                                                          2002     1.000          0.549                -

   MFS Total Return Portfolio (7/00)                      2005     1.137          1.150          280,001
                                                          2004     1.038          1.137          366,021
                                                          2003     0.906          1.038            4,840
                                                          2002     0.973          0.906                -
                                                          2001     1.000          0.973                -

   MFS Value Portfolio (5/04)                             2005     1.120          1.171           40,963
                                                          2004     1.000          1.120           29,551

   Mondrian International Stock Portfolio (3/02)          2005     1.212          1.305           14,258
                                                          2004     1.066          1.212                -
                                                          2003     0.843          1.066                -
                                                          2002     1.000          0.843                -

   Pioneer Fund Portfolio (5/03)                          2005     1.326          1.381           18,377
                                                          2004     1.214          1.326           17,677
                                                          2003     1.000          1.214                -

   Pioneer Mid Cap Value Portfolio (7/05)                 2005     1.036          1.039            3,410

   Pioneer Strategic Income Portfolio (5/04)              2005     1.093          1.114           22,766
                                                          2004     1.000          1.093                -

   Strategic Equity Portfolio (6/00)                      2005     0.782          0.784           19,848
                                                          2004     0.722          0.782           19,856
                                                          2003     0.554          0.722            1,584
                                                          2002     0.849          0.554                -
                                                          2001     1.000          0.849                -

   Style Focus Series: Small Cap Growth Portfolio (6/05)  2005     1.027          1.114                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                  NUMBER OF UNITS
                                                                      AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------  ----  ------------  -------------  ---------------
   Style Focus Series: Small Cap Value Portfolio (5/05)         2005     1.000          1.110               -

   Travelers Managed Income Portfolio (7/00)                    2005     1.089          1.084               -
                                                                2004     1.077          1.089               -
                                                                2003     1.011          1.077               -
                                                                2002     1.007          1.011               -
                                                                2001     1.000          1.007               -

   Van Kampen Enterprise Portfolio (4/00)                       2005     0.807          0.854               -
                                                                2004     0.790          0.807               -
                                                                2003     0.640          0.790               -
                                                                2002     0.922          0.640               -
                                                                2001     1.000          0.922               -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares (9/03)  2005     0.992          0.998          34,886
                                                                2004     0.998          0.992          12,693
                                                                2003     1.000          0.998               -

   Smith Barney Aggressive Growth Portfolio (3/00)              2005     0.862          0.946          10,956
                                                                2004     0.798          0.862               -
                                                                2003     0.604          0.798               -
                                                                2002     0.912          0.604               -
                                                                2001     1.000          0.912               -

   Smith Barney High Income Portfolio (8/00)                    2005     1.204          1.214               -
                                                                2004     1.109          1.204               -
                                                                2003     0.885          1.109               -
                                                                2002     0.931          0.885               -
                                                                2001     1.000          0.931               -

   Smith Barney International All Cap Growth Portfolio (3/00)   2005     0.876          0.961               -
                                                                2004     0.756          0.876               -
                                                                2003     0.604          0.756               -
                                                                2002     0.827          0.604               -
                                                                2001     1.000          0.827               -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE                  NUMBER OF UNITS
                                                                       AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                            YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------   ----  ------------  -------------  ---------------
   Smith Barney Large Cap Value Portfolio (6/00)                 2005      0.906         0.948             -
                                                                 2004      0.833         0.906             -
                                                                 2003      0.664         0.833             -
                                                                 2002      0.906         0.664             -
                                                                 2001      1.000         0.906             -

   Smith Barney Large Capitalization Growth Portfolio (2/00)     2005      0.975         1.008             -
                                                                 2004      0.989         0.975             -
                                                                 2003      0.682         0.989             -
                                                                 2002      0.922         0.682             -
                                                                 2001      1.000         0.922             -

   Smith Barney Mid Cap Core Portfolio (4/00)                    2005      1.020         1.085             -
                                                                 2004      0.940         1.020             -
                                                                 2003      0.737         0.940             -
                                                                 2002      0.927         0.737             -
                                                                 2001      1.000         0.927             -

   Smith Barney Money Market Portfolio (2/00)                    2005      0.981         0.991             -
                                                                 2004      0.989         0.981             -
                                                                 2003      1.000         0.989             -
                                                                 2002      1.005         1.000             -
                                                                 2001      1.000         1.005             -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)             2005      0.738         0.783             -
                                                                 2004      0.702         0.738             -
                                                                 2003      0.561         0.702             -
                                                                 2002      0.845         0.561             -
                                                                 2001      1.000         0.845             -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio (5/01)  2005      1.083         1.116             -
                                                                 2004      0.953         1.083             -
                                                                 2003      0.683         0.953             -
                                                                 2002      0.935         0.683             -
                                                                 2001      1.000         0.935             -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE                  NUMBER OF UNITS
                                                                      AT BEGINNING  UNIT VALUE AT  OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR    OF YEAR      END OF YEAR     END OF YEAR
--------------------------------------------------------------  ----  ------------  -------------  ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)               2005     1.199          1.376            6,188
                                                                2004     1.057          1.199                -
                                                                2003     0.838          1.057                -
                                                                2002     0.942          0.838                -
                                                                2001     1.000          0.942                -

   Mid Cap Portfolio - Service Class 2 (7/02)                   2005     1.422          1.650          164,487
                                                                2004     1.161          1.422          102,705
                                                                2003     0.855          1.161              710
                                                                2002     1.000          0.855                -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR     END OF YEAR
----------------------------------------------------------   ----   -------------   -------------   ---------------
   Capital Appreciation Fund (3/02)                          2005      1.395           1.619                555
                                                             2004      1.188           1.395                  -
                                                             2003      0.968           1.188                  -
                                                             2002      1.000           0.968                  -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)            2005      1.229           1.276                  -
                                                             2004      1.183           1.229                  -
                                                             2003      0.963           1.183                  -
                                                             2002      1.000           0.963                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                    2005      1.362           1.399            544,546
                                                             2004      1.247           1.362            391,798
                                                             2003      0.960           1.247            132,792
                                                             2002      1.000           0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                    2005      1.222           1.378            118,538
                                                             2004      1.148           1.222            107,514
                                                             2003      0.948           1.148             56,579
                                                             2002      1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                2005      1.458           1.634          2,015,328
                                                             2004      1.308           1.458          1,380,219
                                                             2003      0.984           1.308            234,527
                                                             2002      1.000           0.984                  -

   Growth Fund - Class 2 Shares (2/00)                       2005      1.426           1.628          7,024,875
                                                             2004      1.291           1.426          5,178,708
                                                             2003      0.961           1.291          1,160,688
                                                             2002      1.000           0.961                  -

   Growth-Income Fund - Class 2 Shares (2/00)                2005      1.370           1.424          8,731,465
                                                             2004      1.263           1.370          6,778,127
                                                             2003      0.971           1.263          1,336,803
                                                             2002      1.000           0.971                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.708           1.798           20,885
                                                               2004        1.323           1.708                -
                                                               2003        1.005           1.323                -
                                                               2002        1.000           1.005                -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304          124,680
                                                               2004        1.074           1.205           31,763
                                                               2003        1.000           1.074                -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301          410,697
                                                               2004        1.067           1.203          266,973
                                                               2003        1.000           1.067                -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.033           57,034

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.430           1.472          976,839
                                                               2004        1.306           1.430          808,014
                                                               2003        0.969           1.306          197,012
                                                               2002        1.000           0.969                -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468        1,104,163
                                                               2004        1.222           1.352          790,024
                                                               2003        0.994           1.222          124,736
                                                               2002        1.000           0.994                -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214          570,963
                                                               2004        1.444           1.769          330,772
                                                               2003        1.000           1.444           23,210

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.495           1.618        1,949,906
                                                               2004        1.284           1.495        1,314,117

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989            1.284             301,150
                                                               2002        1.000            0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.444            1.544             296,634
                                                               2004        1.267            1.444             131,294
                                                               2003        0.977            1.267                   -
                                                               2002        1.000            0.977                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.277            1.308           2,972,829
                                                               2004        1.195            1.277           2,460,562
                                                               2003        0.977            1.195             722,211
                                                               2002        1.000            0.977                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.162            1.171           2,762,355
                                                               2004        1.109            1.162           2,453,519
                                                               2003        1.010            1.109             528,297
                                                               2002        1.000            1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.314            1.345           1,418,018
                                                               2004        1.213            1.314           1,278,376
                                                               2003        0.967            1.213             406,638
                                                               2002        1.000            0.967                   -

   Fundamental Value Portfolio (6/00)                          2005        1.398            1.439           5,197,570
                                                               2004        1.315            1.398           4,442,339
                                                               2003        0.966            1.315           1,059,002
                                                               2002        1.000            0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540            1.694             112,445
                                                               2004        1.301            1.540             114,949
                                                               2003        0.983            1.301              44,257
                                                               2002        1.000            0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503            1.536              203,182
                                                               2004        1.332            1.503              145,543
                                                               2003        1.000            1.332                5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373            1.393              389,577
                                                               2004        1.241            1.373              238,090
                                                               2003        1.000            1.241               66,009

   Mid-Cap Value Portfolio (5/03)                              2005        1.531            1.627              702,206
                                                               2004        1.256            1.531              306,285
                                                               2003        1.000            1.256               24,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118            1.121            1,993,633
                                                               2004        1.045            1.118            1,416,064
                                                               2003        1.000            1.045               74,524

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075            1.082            7,533,642
                                                               2004        1.044            1.075            6,051,109
                                                               2003        1.012            1.044            1,810,590
                                                               2002        1.000            1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.313            1.383                    -
                                                               2004        1.242            1.313                    -
                                                               2003        0.958            1.242                    -
                                                               2002        1.000            0.958                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433            1.579              177,779
                                                               2004        1.255            1.433              171,189
                                                               2003        0.994            1.255               65,606
                                                               2002        1.000            0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780            1.871              582,766
                                                               2004        1.436            1.780              418,701

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977            1.436              213,538
                                                               2002        1.000            0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.395            1.425            1,554,598
                                                               2004        1.311            1.395            1,214,031
                                                               2003        0.960            1.311              481,537
                                                               2002        1.000            0.960                    -

   Investors Fund - Class I (1/01)                             2005        1.351            1.413              595,208
                                                               2004        1.246            1.351              540,357
                                                               2003        0.959            1.246              165,806
                                                               2002        1.000            0.959                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.604            1.652              320,087
                                                               2004        1.418            1.604              277,758
                                                               2003        0.970            1.418               89,952
                                                               2002        1.000            0.970                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186            1.163              435,580
                                                               2004        1.168            1.186              418,237
                                                               2003        0.963            1.168              148,659
                                                               2002        1.000            0.963                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279            1.336               65,450
                                                               2004        1.266            1.279               40,772
                                                               2003        0.960            1.266                7,783
                                                               2002        1.000            0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311            1.355           11,592,316
                                                               2004        1.251            1.311            8,485,037
                                                               2003        0.969            1.251              737,993
                                                               2002        1.000            0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210            1.239           12,219,192
                                                               2004        1.173            1.210            9,675,598
                                                               2003        0.980            1.173              844,272
                                                               2002        1.000            0.980                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347            1.410            4,034,650
                                                               2004        1.244            1.347            2,566,168
                                                               2003        0.963            1.244               44,526
                                                               2002        1.000            0.963                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.277            1.299            1,905,337
                                                               2004        1.218            1.277            1,615,751
                                                               2003        0.962            1.218              187,143
                                                               2002        1.000            0.962                    -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285            1.372              241,163
                                                               2004        1.228            1.285              239,422
                                                               2003        0.967            1.228               78,200
                                                               2002        1.000            0.967                    -

   Equity Income Portfolio (10/00)                             2005        1.333            1.367            2,251,097
                                                               2004        1.235            1.333            1,796,282
                                                               2003        0.958            1.235              304,490
                                                               2002        1.000            0.958                    -

   Large Cap Portfolio (6/00)                                  2005        1.238            1.322              392,678
                                                               2004        1.184            1.238              302,101
                                                               2003        0.967            1.184              153,454
                                                               2002        1.000            0.967                    -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000            1.108               15,294

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007            1.019                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008            1.053                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000            1.086                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000            1.030                   -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.318            1.451             109,359
                                                               2004        1.158            1.318             105,100
                                                               2003        0.973            1.158              32,716
                                                               2002        1.000            0.973                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.364            1.323                   -
                                                               2004        1.232            1.364             384,779
                                                               2003        0.971            1.232             121,953
                                                               2002        1.000            0.971                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.469            1.487             362,912
                                                               2004        1.311            1.469                   -
                                                               2003        0.974            1.311                   -
                                                               2002        1.000            0.974                   -

MFS Total Return Portfolio (7/00)                              2005        1.235            1.249           5,667,028
                                                               2004        1.128            1.235           4,150,019
                                                               2003        0.986            1.128           1,058,596
                                                               2002        1.000            0.986                   -

MFS Value Portfolio (5/04)                                     2005        1.119            1.170             256,534
                                                               2004        1.000            1.119             172,176

Mondrian International Stock Portfolio (3/02)                  2005        1.438            1.547             557,621
                                                               2004        1.265            1.438             334,945
                                                               2003        1.001            1.265              19,795
                                                               2002        1.000            1.001                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.325            1.379             375,239
                                                               2004        1.214            1.325             299,231
                                                               2003        1.000            1.214              27,826

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036            1.038                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093            1.113           1,101,817
                                                               2004        1.000            1.093             407,548

   Strategic Equity Portfolio (6/00)                           2005        1.366            1.369              83,666
                                                               2004        1.262            1.366              73,019
                                                               2003        0.970            1.262              35,436
                                                               2002        1.000            0.970                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027            1.114                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000            1.109                   -

   Travelers Managed Income Portfolio (7/00)                   2005        1.091            1.086           1,985,243
                                                               2004        1.080            1.091           1,728,934
                                                               2003        1.014            1.080             297,782
                                                               2002        1.000            1.014                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.216            1.288              44,044
                                                               2004        1.192            1.216              41,436
                                                               2003        0.966            1.192              13,649
                                                               2002        1.000            0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992            0.997           1,113,589
                                                               2004        0.998            0.992             777,353
                                                               2003        1.000            0.998              16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.357            1.488           7,703,478
                                                               2004        1.256            1.357           6,540,376
                                                               2003        0.951            1.256           1,914,647
                                                               2002        1.000            0.951                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.369            1.379           3,497,691
                                                               2004        1.262            1.369           2,553,497
                                                               2003        1.007            1.262             630,255
                                                               2002        1.000            1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.429            1.568                   -
                                                               2004        1.234            1.429                   -
                                                               2003        0.986            1.234                   -
                                                               2002        1.000            0.986                   -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.320            1.380                   -
                                                               2004        1.215            1.320                   -
                                                               2003        0.969            1.215                   -
                                                               2002        1.000            0.969                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.352            1.397           1,613,404
                                                               2004        1.371            1.352           1,460,997
                                                               2003        0.946            1.371             455,784
                                                               2002        1.000            0.946                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.350            1.436           1,845,829
                                                               2004        1.245            1.350           1,815,921
                                                               2003        0.977            1.245             752,823
                                                               2002        1.000            0.977                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.979            0.989           1,126,678
                                                               2004        0.988            0.979           1,789,598
                                                               2003        1.000            0.988             487,386
                                                               2002        1.000            1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.262            1.338             138,400
                                                               2004        1.200            1.262             113,944
                                                               2003        0.960            1.200              64,821
                                                               2002        1.000            0.960                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543            1.590             768,463
                                                               2004        1.359            1.543             729,454
                                                               2003        0.975            1.359             245,640
                                                               2002        1.000            0.975                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.416            1.625           2,874,374
                                                               2004        1.250            1.416           1,671,006
                                                               2003        0.992            1.250             320,164
                                                               2002        1.000            0.992                   -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.640            1.901           1,578,558
                                                               2004        1.339            1.640           1,219,522
                                                               2003        0.986            1.339             219,923
                                                               2002        1.000            0.986                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117            1.297            69,464
                                                               2004        0.952            1.117            10,285
                                                               2003        0.777            0.952             5,296
                                                               2002        1.000            0.777             6,000

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.997            1.034            78,144
                                                               2004        0.960            0.997           119,229
                                                               2003        0.782            0.960           137,323
                                                               2002        1.142            0.782            12,403
                                                               2001        1.000            1.142                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113            1.143           433,246

                                                               2004        1.019            1.113             206,918
                                                               2003        0.786            1.019             134,576
                                                               2002        1.000            0.786              70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.034            1.166              95,999
                                                               2004        0.973            1.034              75,694
                                                               2003        0.803            0.973              40,191
                                                               2002        1.183            0.803               4,743
                                                               2001        1.000            1.183                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.473            1.649           1,392,866
                                                               2004        1.322            1.473             689,281
                                                               2003        0.995            1.322             338,279
                                                               2002        1.188            0.995             108,035
                                                               2001        1.000            1.188                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.362            1.553           5,108,335
                                                               2004        1.233            1.362           3,022,506
                                                               2003        0.918            1.233           1,910,413

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Growth Fund - Class 2 Shares  (continued)                   2002        1.238            0.918             519,111
                                                               2001        1.000            1.238               5,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.291            1.341           5,384,780
                                                               2004        1.191            1.291           3,748,375
                                                               2003        0.916            1.191           2,541,469
                                                               2002        1.143            0.916             825,826
                                                               2001        1.000            1.143               6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618            1.703             444,721
                                                               2004        1.255            1.618             282,289
                                                               2003        0.953            1.255             261,390
                                                               2002        1.000            0.953             110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204            1.302             230,497
                                                               2004        1.074            1.204              45,466
                                                               2003        1.000            1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202            1.299             372,761
                                                               2004        1.067            1.202              73,290
                                                               2003        1.000            1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.032             360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267            1.303             828,548
                                                               2004        1.158            1.267             703,458
                                                               2003        0.859            1.158             247,570
                                                               2002        1.228            0.859              73,361
                                                               2001        1.000            1.228                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144            1.242           1,920,497
                                                               2004        1.035            1.144             911,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.842            1.035             482,403
                                                               2002        1.000            0.842             112,568

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767            2.211             453,826
                                                               2004        1.444            1.767              74,045
                                                               2003        1.000            1.444               6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369            1.481           1,323,471
                                                               2004        1.177            1.369             672,403
                                                               2003        0.907            1.177             254,384
                                                               2002        1.134            0.907             136,180
                                                               2001        1.000            1.134                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166            1.246             699,854
                                                               2004        1.024            1.166             204,395
                                                               2003        0.789            1.024              96,803
                                                               2002        1.000            0.789              58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.202            1.231           2,791,436
                                                               2004        1.125            1.202           2,527,277
                                                               2003        0.920            1.125           2,308,725
                                                               2002        1.137            0.920             523,480
                                                               2001        1.000            1.137                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.197            1.205           1,763,130
                                                               2004        1.142            1.197           1,620,778
                                                               2003        1.041            1.142             729,132
                                                               2002        1.012            1.041             144,253
                                                               2001        1.000            1.012                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.180            1.208           2,001,890
                                                               2004        1.091            1.180           1,576,990
                                                               2003        0.870            1.091           1,068,257
                                                               2002        1.141            0.870             208,514
                                                               2001        1.000            1.141                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
   Fundamental Value Portfolio (6/00)                          2005        1.310            1.347            2,282,236
                                                               2004        1.233            1.310            2,104,693
                                                               2003        0.906            1.233            1,683,561
                                                               2002        1.173            0.906              528,533
                                                               2001        1.000            1.173                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279            1.406              122,864
                                                               2004        1.081            1.279              131,294
                                                               2003        0.817            1.081              131,035
                                                               2002        1.158            0.817               43,642
                                                               2001        1.000            1.158                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502            1.534              386,440
                                                               2004        1.332            1.502              112,428
                                                               2003        1.000            1.332              101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372            1.391              516,959
                                                               2004        1.241            1.372              439,996
                                                               2003        1.000            1.241                9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529            1.625              891,248
                                                               2004        1.256            1.529              337,639
                                                               2003        1.000            1.256              171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117            1.119            2,555,183
                                                               2004        1.045            1.117              974,468
                                                               2003        1.000            1.045              233,173

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140            1.146           12,289,203
                                                               2004        1.107            1.140           11,093,565
                                                               2003        1.074            1.107           10,441,947
                                                               2002        1.003            1.074            3,411,930
                                                               2001        1.000            1.003                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.167            1.228              33,342
                                                               2004        1.105            1.167             111,087
                                                               2003        0.853            1.105             111,092
                                                               2002        1.233            0.853              39,946
                                                               2001        1.000            1.233                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323            1.458             188,294
                                                               2004        1.160            1.323             191,672
                                                               2003        0.919            1.160             186,378
                                                               2002        1.138            0.919              63,610
                                                               2001        1.000            1.138                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783            1.874             418,626
                                                               2004        1.439            1.783             396,956
                                                               2003        0.980            1.439             376,864
                                                               2002        1.221            0.980             182,271
                                                               2001        1.000            1.221                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.204            1.229           1,548,293
                                                               2004        1.132            1.204           1,643,520
                                                               2003        0.829            1.132           1,213,718
                                                               2002        1.127            0.829             482,311
                                                               2001        1.000            1.127               6,229

   Investors Fund - Class I (1/01)                             2005        1.205            1.261           1,014,142
                                                               2004        1.112            1.205           1,069,597
                                                               2003        0.856            1.112             738,841
                                                               2002        1.134            0.856             316,814
                                                               2001        1.000            1.134                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.329            1.369             467,037
                                                               2004        1.176            1.329             436,895
                                                               2003        0.805            1.176             267,896
                                                               2002        1.255            0.805              20,161
                                                               2001        1.000            1.255                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008            0.988             274,180
                                                               2004        0.993            1.008             129,017
                                                               2003        0.819            0.993              60,101
                                                               2002        1.128            0.819              13,026
                                                               2001        1.000            1.128                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146            1.196              44,833
                                                               2004        1.135            1.146              46,001
                                                               2003        0.861            1.135              33,703
                                                               2002        1.198            0.861              24,619
                                                               2001        1.000            1.198                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432            1.480           2,931,737
                                                               2004        1.368            1.432           1,902,696
                                                               2003        1.060            1.368           1,000,414
                                                               2002        1.000            1.060             228,011

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280            1.310           6,959,628
                                                               2004        1.242            1.280           4,117,282
                                                               2003        1.037            1.242           1,860,167
                                                               2002        1.000            1.037             367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500            1.569           1,001,500
                                                               2004        1.386            1.500             388,786
                                                               2003        1.073            1.386             193,380
                                                               2002        1.000            1.073              27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417            1.441             941,155
                                                               2004        1.353            1.417             596,551
                                                               2003        1.068            1.353             416,126
                                                               2002        1.000            1.068              43,322

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------   ----    -------------    -------------    ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.196            1.277             190,318
                                                               2004        1.144            1.196             375,673
                                                               2003        0.901            1.144             277,176
                                                               2002        1.206            0.901              89,349
                                                               2001        1.000            1.206                   -

   Equity Income Portfolio (10/00)                             2005        1.326            1.360           2,433,988
                                                               2004        1.229            1.326           2,231,165
                                                               2003        0.955            1.229           1,497,940
                                                               2002        1.130            0.955             132,792
                                                               2001        1.000            1.130                   -

   Large Cap Portfolio (6/00)                                  2005        1.103            1.177             305,074
                                                               2004        1.055            1.103             587,004
                                                               2003        0.862            1.055             525,495
                                                               2002        1.138            0.862              71,115
                                                               2001        1.000            1.138                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000            1.108               4,537

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007            1.019              25,289

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008            1.053              49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000            1.086              44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000            1.030               4,434

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.145            1.259             382,840
                                                               2004        1.006            1.145             528,392
                                                               2003        0.846            1.006             438,531
                                                               2002        1.151            0.846              27,272
                                                               2001        1.000            1.151                   -

                         CONDENSED FINANCIAL INFORMATION

                   SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)

                                                             UNIT VALUE AT                     NUMBER OF UNITS
                                                             BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------     ----    -------------    -------------    ---------------
MFS Emerging Growth Portfolio (2/00)                 2005        1.104            1.070                  -
                                                     2004        0.997            1.104            180,941
                                                     2003        0.787            0.997            112,048
                                                     2002        1.219            0.787             33,294
                                                     2001        1.000            1.219                  -

MFS Mid Cap Growth Portfolio (3/02)                  2005        0.827            0.837            363,071
                                                     2004        0.738            0.827            197,288
                                                     2003        0.549            0.738             79,566
                                                     2002        1.000            0.549              6,056

MFS Total Return Portfolio (7/00)                    2005        1.258            1.271          5,187,440
                                                     2004        1.150            1.258          4,470,787
                                                     2003        1.005            1.150          3,403,681
                                                     2002        1.081            1.005            458,806
                                                     2001        1.000            1.081                  -

MFS Value Portfolio (5/04)                           2005        1.119            1.169            425,726
                                                     2004        1.000            1.119             22,370

Mondrian International Stock Portfolio (3/02)        2005        1.209            1.300            476,199
                                                     2004        1.064            1.209            377,856
                                                     2003        0.843            1.064             45,040
                                                     2002        1.000            0.843              7,884

Pioneer Fund Portfolio (5/03)                        2005        1.324            1.377            109,545
                                                     2004        1.213            1.324             68,258
                                                     2003        1.000            1.213             14,955

Pioneer Mid Cap Value Portfolio (7/05)               2005        1.036            1.038              2,664

Pioneer Strategic Income Portfolio (5/04)            2005        1.092            1.112          1,908,893
                                                     2004        1.000            1.092            828,053

Strategic Equity Portfolio (6/00)                    2005        1.054            1.056            229,625
                                                     2004        0.974            1.054            192,976
                                                     2003        0.749            0.974            137,627
                                                     2002        1.148            0.749             83,170
                                                     2001        1.000            1.148                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                       YEAR        YEAR          END OF YEAR      END OF YEAR
--------------------------------------------------------    ----    -------------    -------------    ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)    2005        1.027            1.113                8,406

   Style Focus Series: Small Cap Value Portfolio (5/05)     2005        1.000            1.109               15,029

   Travelers Managed Income Portfolio (7/00)                2005        1.057            1.052            3,723,014
                                                            2004        1.047            1.057            3,291,375
                                                            2003        0.984            1.047            2,134,736
                                                            2002        0.981            0.984              483,229
                                                            2001        1.000            0.981                    -

   Van Kampen Enterprise Portfolio (4/00)                   2005        1.041            1.102              258,617
                                                            2004        1.021            1.041              124,503
                                                            2003        0.828            1.021               78,814
                                                            2002        1.194            0.828                    -
                                                            2001        1.000            1.194                    -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                   2005        0.991            0.996              337,114
                                                            2004        0.998            0.991               90,836
                                                            2003        1.000            0.998                2,550

   Smith Barney Aggressive Growth Portfolio (3/00)          2005        1.143            1.253            3,688,212
                                                            2004        1.059            1.143            3,272,963
                                                            2003        0.802            1.059            2,216,985
                                                            2002        1.213            0.802              741,620
                                                            2001        1.000            1.213                5,724

   Smith Barney High Income Portfolio (8/00)                2005        1.337            1.347            1,752,598
                                                            2004        1.234            1.337            1,653,614
                                                            2003        0.985            1.234            1,341,664
                                                            2002        1.037            0.985              201,900
                                                            2001        1.000            1.037                    -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                   2005        1.234            1.354               28,486
                                                            2004        1.067            1.234               29,358
                                                            2003        0.853            1.067               29,538

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                  2002        1.169            0.853              11,018
                                                                2001        1.000            1.169                   -

   Smith Barney Large Cap Value Portfolio (6/00)                2005        1.097            1.147             133,892
                                                                2004        1.010            1.097             177,762
                                                                2003        0.806            1.010             188,000
                                                                2002        1.101            0.806             170,168
                                                                2001        1.000            1.101                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)    2005        1.245            1.286           1,397,017
                                                                2004        1.264            1.245           1,352,456
                                                                2003        0.872            1.264           1,110,282
                                                                2002        1.181            0.872             384,417
                                                                2001        1.000            1.181                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                   2005        1.352            1.437             576,586
                                                                2004        1.247            1.352             654,161
                                                                2003        0.979            1.247             544,924
                                                                2002        1.233            0.979             270,753
                                                                2001        1.000            1.233                   -

   Smith Barney Money Market Portfolio (2/00)                   2005        0.973            0.982           2,876,757
                                                                2004        0.983            0.973           3,211,212
                                                                2003        0.995            0.983           2,901,484
                                                                2002        1.000            0.995           2,395,570
                                                                2001        1.000            1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)            2005        0.987            1.046             126,788
                                                                2004        0.940            0.987              96,939
                                                                2003        0.752            0.940              68,581
                                                                2002        1.134            0.752              28,027
                                                                2001        1.000            1.134                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                       2005        1.403            1.445             342,386
                                                                2004        1.236            1.403             292,379

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                  2003        0.887            1.236             145,645
                                                                2002        1.215            0.887              36,890
                                                                2001        1.000            1.215                   -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)               2005        1.419            1.628           2,046,688
                                                                2004        1.254            1.419           1,366,552
                                                                2003        0.995            1.254             855,032
                                                                2002        1.119            0.995             157,173
                                                                2001        1.000            1.119                   -

   Mid Cap Portfolio - Service Class 2 (7/02)                   2005        1.418            1.643           1,993,749
                                                                2004        1.159            1.418           1,597,208
                                                                2003        0.854            1.159           1,203,368
                                                                2002        1.000            0.854             289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                             2005        1.392            1.615               4,486
                                                                2004        1.187            1.392                   -
                                                                2003        0.968            1.187                   -
                                                                2002        1.000            0.968                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)               2005        1.227            1.272                   -
                                                                2004        1.182            1.227                   -
                                                                2003        0.963            1.182                   -
                                                                2002        1.000            0.963                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                       2005        1.359            1.395             230,939
                                                                2004        1.245            1.359             142,683
                                                                2003        0.960            1.245              17,683
                                                                2002        1.000            0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                       2005        1.220            1.374             250,328
                                                                2004        1.147            1.220             177,996
                                                                2003        0.948            1.147               2,282
                                                                2002        1.000            0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                   2005        1.455            1.629           1,319,621
                                                                2004        1.307            1.455             921,393
                                                                2003        0.984            1.307              21,601
                                                                2002        1.000            0.984                   -

   Growth Fund - Class 2 Shares (2/00)                          2005        1.423            1.623           5,346,859
                                                                2004        1.289            1.423           3,889,901
                                                                2003        0.961            1.289             197,129
                                                                2002        1.000            0.961                   -

   Growth-Income Fund - Class 2 Shares (2/00)                   2005        1.367            1.419           5,705,950
                                                                2004        1.262            1.367           4,565,999
                                                                2003        0.971            1.262             218,397
                                                                2002        1.000            0.971                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)             2005        1.704            1.792             13,016
                                                                2004        1.322            1.704                  -
                                                                2003        1.005            1.322                  -
                                                                2002        1.000            1.005                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)      2005        1.203            1.301             80,130
                                                                2004        1.074            1.203             18,674
                                                                2003        1.000            1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)    2005        1.201            1.298            329,313
                                                                2004        1.067            1.201            111,046
                                                                2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)     2005        1.000            1.032            148,649

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                                2005        1.427            1.467            453,034
                                                                2004        1.305            1.427            339,336
                                                                2003        0.969            1.305             21,966
                                                                2002        1.000            0.969                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005        1.349            1.464            802,702
                                                                2004        1.221            1.349            435,422
                                                                2003        0.994            1.221             81,165
                                                                2002        1.000            0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005        1.766            2.208            673,885
                                                                2004        1.443            1.766            411,039
                                                                2003        1.000            1.443              6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)    2005        1.492            1.613          1,509,203
                                                                2004        1.283            1.492            926,948

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                  2003        0.989            1.283              82,373
                                                                2002        1.000            0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)     2005        1.441            1.540             374,307
                                                                2004        1.266            1.441              96,370
                                                                2003        0.977            1.266                   -
                                                                2002        1.000            0.977                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                                2005        1.274            1.304           1,459,674
                                                                2004        1.194            1.274           1,164,526
                                                                2003        0.977            1.194             123,883
                                                                2002        1.000            0.977                   -

   Diversified Strategic Income Portfolio (7/00)                2005        1.160            1.167           1,465,999
                                                                2004        1.108            1.160           1,054,803
                                                                2003        1.010            1.108              52,594
                                                                2002        1.000            1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)              2005        1.311            1.341             537,104
                                                                2004        1.212            1.311             445,730
                                                                2003        0.967            1.212              55,919
                                                                2002        1.000            0.967                   -

   Fundamental Value Portfolio (6/00)                           2005        1.395            1.434           3,838,530
                                                                2004        1.314            1.395           3,058,014
                                                                2003        0.966            1.314             334,222
                                                                2002        1.000            0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)             2005        1.536            1.689             165,810
                                                                2004        1.300            1.536             160,198
                                                                2003        0.983            1.300               4,552
                                                                2002        1.000            0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                 2005        1.501            1.532             800,681
                                                                2004        1.331            1.501             609,594
                                                                2003        1.000            1.331              15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                           2005        1.371            1.389             317,200
                                                                2004        1.240            1.371             265,274
                                                                2003        1.000            1.240              51,007

   Mid-Cap Value Portfolio (5/03)                               2005        1.528            1.623             704,796
                                                                2004        1.255            1.528             332,971
                                                                2003        1.000            1.255              75,311

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)          2005        1.116            1.118           2,083,403
                                                                2004        1.044            1.116           1,088,852
                                                                2003        1.000            1.044              52,544

   Total Return Portfolio - Administrative Class (5/01)         2005        1.073            1.079           5,404,293
                                                                2004        1.043            1.073           3,675,069
                                                                2003        1.012            1.043             267,269
                                                                2002        1.000            1.012                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)     2005        1.310            1.378                   -
                                                                2004        1.241            1.310                   -
                                                                2003        0.958            1.241                   -
                                                                2002        1.000            0.958                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                       2005        1.430            1.574              25,498
                                                                2004        1.254            1.430              23,260
                                                                2003        0.994            1.254              11,369
                                                                2002        1.000            0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)      2005        1.776            1.865             225,436
                                                                2004        1.434            1.776             137,545

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                  2003        0.977            1.434              17,932
                                                                2002        1.000            0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                                2005        1.392            1.421             596,811
                                                                2004        1.310            1.392             586,661
                                                                2003        0.960            1.310              78,881
                                                                2002        1.000            0.960                   -

   Investors Fund - Class I (1/01)                              2005        1.348            1.409             414,368
                                                                2004        1.245            1.348             297,333
                                                                2003        0.959            1.245              24,131
                                                                2002        1.000            0.959                   -

   Small Cap Growth Fund - Class I (3/00)                       2005        1.600            1.647             249,877
                                                                2004        1.417            1.600             216,754
                                                                2003        0.970            1.417              60,634
                                                                2002        1.000            0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)              2005        1.184            1.159             323,446
                                                                2004        1.167            1.184             285,896
                                                                2003        0.963            1.167              32,197
                                                                2002        1.000            0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                       2005        1.277            1.332              44,057
                                                                2004        1.265            1.277              10,160
                                                                2003        0.960            1.265                   -
                                                                2002        1.000            0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                      2005        1.308            1.351           7,129,582
                                                                2004        1.250            1.308           5,935,322
                                                                2003        0.969            1.250             958,749
                                                                2002        1.000            0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
-----------------------------------------------------------     ----    -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                            2005        1.207            1.235           6,346,991
                                                                2004        1.172            1.207           5,487,238
                                                                2003        0.979            1.172             616,544
                                                                2002        1.000            0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                            2005        1.344            1.405           2,502,833
                                                                2004        1.243            1.344           1,373,084
                                                                2003        0.963            1.243              33,002
                                                                2002        1.000            0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                                2005        1.275            1.295           1,443,302
                                                                2004        1.217            1.275           1,092,955
                                                                2003        0.962            1.217             162,388
                                                                2002        1.000            0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                    2005        1.282            1.368             274,059
                                                                2004        1.227            1.282             205,108
                                                                2003        0.967            1.227              24,489
                                                                2002        1.000            0.967                   -

   Equity Income Portfolio (10/00)                              2005        1.330            1.363             962,670
                                                                2004        1.234            1.330             701,393
                                                                2003        0.958            1.234              60,336
                                                                2002        1.000            0.958                   -

   Large Cap Portfolio (6/00)                                   2005        1.236            1.318             270,082
                                                                2004        1.182            1.236             193,842
                                                                2003        0.967            1.182                   -
                                                                2002        1.000            0.967                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)       2005        1.000            1.108               9,909

   Managed Allocation Series: Conservative Portfolio (7/05)     2005        1.007            1.019             105,069

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Managed Allocation Series: Moderate Portfolio (6/05)            2005        1.008            1.053                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                          2005        1.000            1.086                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                                2005        1.000            1.030                   -

Mercury Large Cap Core Portfolio (6/00)                         2005        1.316            1.446              11,626
                                                                2004        1.157            1.316               7,738
                                                                2003        0.973            1.157                 396
                                                                2002        1.000            0.973                   -

MFS Emerging Growth Portfolio (2/00)                            2005        1.361            1.320                   -
                                                                2004        1.231            1.361             137,234
                                                                2003        0.971            1.231              70,268
                                                                2002        1.000            0.971                   -

MFS Mid Cap Growth Portfolio (3/02)                             2005        1.466            1.483             135,843
                                                                2004        1.310            1.466                   -
                                                                2003        0.974            1.310                   -
                                                                2002        1.000            0.974                   -

MFS Total Return Portfolio (7/00)                               2005        1.233            1.245           4,028,230
                                                                2004        1.127            1.233           2,625,579
                                                                2003        0.986            1.127             154,112
                                                                2002        1.000            0.986                   -

MFS Value Portfolio (5/04)                                      2005        1.118            1.168             276,541
                                                                2004        1.000            1.118              79,566

Mondrian International Stock Portfolio (3/02)                   2005        1.435            1.542             238,939
                                                                2004        1.263            1.435             195,264
                                                                2003        1.001            1.263              49,152
                                                                2002        1.000            1.001                   -

Pioneer Fund Portfolio (5/03)                                   2005        1.322            1.375             239,006
                                                                2004        1.213            1.322             201,931
                                                                2003        1.000            1.213              72,653

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                       2005        1.036            1.038              12,269

   Pioneer Strategic Income Portfolio (5/04)                    2005        1.092            1.111             694,655
                                                                2004        1.000            1.092             320,293

   Strategic Equity Portfolio (6/00)                            2005        1.364            1.365              87,313
                                                                2004        1.261            1.364              73,485
                                                                2003        0.969            1.261                   -
                                                                2002        1.000            0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)        2005        1.027            1.113               4,564

   Style Focus Series: Small Cap Value Portfolio (5/05)         2005        1.000            1.109               4,598

   Travelers Managed Income Portfolio (7/00)                    2005        1.089            1.083           1,143,469
                                                                2004        1.079            1.089           1,119,058
                                                                2003        1.014            1.079              45,940
                                                                2002        1.000            1.014                   -

   Van Kampen Enterprise Portfolio (4/00)                       2005        1.214            1.284             100,784
                                                                2004        1.191            1.214              95,663
                                                                2003        0.966            1.191              50,348
                                                                2002        1.000            0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                       2005        0.990            0.995             327,422
                                                                2004        0.998            0.990             202,208
                                                                2003        1.000            0.998              44,772

   Smith Barney Aggressive Growth Portfolio (3/00)              2005        1.354            1.483           4,097,054
                                                                2004        1.255            1.354           3,329,614
                                                                2003        0.951            1.255             456,033
                                                                2002        1.000            0.951                   -

   Smith Barney High Income Portfolio (8/00)                    2005        1.366            1.375           1,825,361
                                                                2004        1.260            1.366           1,428,316
                                                                2003        1.007            1.260             139,546
                                                                2002        1.000            1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                       2005        1.426            1.563                   -
                                                                2004        1.233            1.426                   -
                                                                2003        0.986            1.233                   -
                                                                2002        1.000            0.986                   -

   Smith Barney Large Cap Value Portfolio (6/00)                2005        1.317            1.376                   -
                                                                2004        1.213            1.317                   -
                                                                2003        0.969            1.213                   -
                                                                2002        1.000            0.969                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)    2005        1.349            1.393           1,032,736
                                                                2004        1.370            1.349             877,426
                                                                2003        0.946            1.370             124,291
                                                                2002        1.000            0.946                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                   2005        1.347            1.432             752,252
                                                                2004        1.244            1.347             725,410
                                                                2003        0.977            1.244             189,632
                                                                2002        1.000            0.977                   -

   Smith Barney Money Market Portfolio (2/00)                   2005        0.977            0.986             337,166
                                                                2004        0.987            0.977           1,014,806
                                                                2003        1.000            0.987             184,101
                                                                2002        1.000            1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)            2005        1.259            1.334              44,573
                                                                2004        1.199            1.259              37,311
                                                                2003        0.960            1.199                   -
                                                                2002        1.000            0.960                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                       2005        1.540            1.585             252,834
                                                                2004        1.358            1.540             236,806
                                                                2003        0.975            1.358               5,372
                                                                2002        1.000            0.975                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)               2005        1.413            1.620           1,924,423
                                                                2004        1.249            1.413           1,184,830
                                                                2003        0.992            1.249              36,767
                                                                2002        1.000            0.992                   -

   Mid Cap Portfolio - Service Class 2 (7/02)                   2005        1.636            1.895           1,628,696
                                                                2004        1.338            1.636           1,093,125
                                                                2003        0.986            1.338              38,544
                                                                2002        1.000            0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                             2005        1.391            1.612                -
                                                                2004        1.186            1.391                -
                                                                2003        0.968            1.186                -
                                                                2002        1.000            0.968                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)               2005        1.225            1.270                -
                                                                2004        1.181            1.225                -
                                                                2003        0.963            1.181                -
                                                                2002        1.000            0.963                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                       2005        1.358            1.393                -
                                                                2004        1.245            1.358                -
                                                                2003        0.960            1.245                -
                                                                2002        1.000            0.960                -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                       2005        1.218            1.372                -
                                                                2004        1.147            1.218                -
                                                                2003        0.948            1.147                -
                                                                2002        1.000            0.948                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                   2005        1.454            1.626                -
                                                                2004        1.306            1.454                -
                                                                2003        0.984            1.306                -
                                                                2002        1.000            0.984                -

   Growth Fund - Class 2 Shares (2/00)                          2005        1.422            1.620            7,510
                                                                2004        1.289            1.422                -
                                                                2003        0.961            1.289                -
                                                                2002        1.000            0.961                -

   Growth-Income Fund - Class 2 Shares (2/00)                   2005        1.365            1.417                -
                                                                2004        1.261            1.365                -
                                                                2003        0.971            1.261                -
                                                                2002        1.000            0.971                -

                         CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF     UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                           YEAR        YEAR          END OF YEAR      END OF YEAR
------------------------------------------------------------    ----    -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)             2005        1.702            1.789            10,218
                                                                2004        1.321            1.702                 -
                                                                2003        1.005            1.321                 -
                                                                2002        1.000            1.005                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)      2005        1.203            1.299                 -
                                                                2004        1.074            1.203                 -
                                                                2003        1.000            1.074                 -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)    2005        1.201            1.297                 -
                                                                2004        1.067            1.201                 -
                                                                2003        1.000            1.067                 -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)     2005        1.000            1.032                 -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                                2005        1.425            1.465                 -
                                                                2004        1.304            1.425                 -
                                                                2003        0.969            1.304                 -
                                                                2002        1.000            0.969                 -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)        2005        1.348            1.462            24,185
                                                                2004        1.220            1.348                 -
                                                                2003        0.994            1.220                 -
                                                                2002        1.000            0.994                 -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                                2005        1.764            2.205             5,475
                                                                2004        1.443            1.764                 -
                                                                2003        1.000            1.443                 -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)    2005        1.490            1.610                 -
                                                                2004        1.282            1.490                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.282                   -
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.440           1.537               6,845
                                                               2004        1.265           1.440                   -
                                                               2003        0.976           1.265                   -
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.273           1.302                   -
                                                               2004        1.193           1.273                   -
                                                               2003        0.977           1.193                   -
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.159           1.166                   -
                                                               2004        1.107           1.159                   -
                                                               2003        1.010           1.107                   -
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.310           1.339               8,273
                                                               2004        1.211           1.310                   -
                                                               2003        0.967           1.211                   -
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (6/00)                          2005        1.394           1.432                   -
                                                               2004        1.313           1.394                   -
                                                               2003        0.966           1.313                   -
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.535           1.686                   -
                                                               2004        1.299           1.535                   -
                                                               2003        0.983           1.299                   -
                                                               2002        1.000           0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR         END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500           1.529              6,970
                                                               2004        1.331           1.500                  -
                                                               2003        1.000           1.331                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370           1.387                  -
                                                               2004        1.240           1.370                  -
                                                               2003        1.000           1.240                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.527           1.620                  -
                                                               2004        1.255           1.527                  -
                                                               2003        1.000           1.255                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.116                  -
                                                               2004        1.044           1.115                  -
                                                               2003        1.000           1.044                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072           1.077              6,523
                                                               2004        1.042           1.072                  -
                                                               2003        1.012           1.042                  -
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.309           1.376                  -
                                                               2004        1.240           1.309                  -
                                                               2003        0.958           1.240                  -
                                                               2002        1.000           0.958                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.428           1.572                  -
                                                               2004        1.253           1.428                  -
                                                               2003        0.994           1.253                  -
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774           1.863             11,803
                                                               2004        1.433           1.774                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.433                   -
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.390           1.419                   -
                                                               2004        1.309           1.390                   -
                                                               2003        0.960           1.309                   -
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (1/01)                             2005        1.347           1.407                   -
                                                               2004        1.244           1.347                   -
                                                               2003        0.959           1.244                   -
                                                               2002        1.000           0.959                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.599           1.645              13,402
                                                               2004        1.416           1.599                   -
                                                               2003        0.970           1.416                   -
                                                               2002        1.000           0.970                   -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.182           1.157                   -
                                                               2004        1.166           1.182                   -
                                                               2003        0.963           1.166                   -
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.275           1.330                   -
                                                               2004        1.264           1.275                   -
                                                               2003        0.960           1.264                   -
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.307           1.349             113,585
                                                               2004        1.249           1.307             134,665
                                                               2003        0.969           1.249                   -
                                                               2002        1.000           0.969                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.206           1.233                -
                                                               2004        1.171           1.206                -
                                                               2003        0.979           1.171                -
                                                               2002        1.000           0.979                -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.343           1.403                -
                                                               2004        1.242           1.343                -
                                                               2003        0.963           1.242                -
                                                               2002        1.000           0.963                -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.274           1.293                -
                                                               2004        1.216           1.274                -
                                                               2003        0.962           1.216                -
                                                               2002        1.000           0.962                -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.281           1.366                -
                                                               2004        1.226           1.281                -
                                                               2003        0.967           1.226                -
                                                               2002        1.000           0.967                -

   Equity Income Portfolio (10/00)                             2005        1.329           1.361                -
                                                               2004        1.233           1.329                -
                                                               2003        0.958           1.233                -
                                                               2002        1.000           0.958                -

   Large Cap Portfolio (6/00)                                  2005        1.235           1.316                -
                                                               2004        1.182           1.235                -
                                                               2003        0.967           1.182                -
                                                               2002        1.000           0.967                -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052                       -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.085                       -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.029                       -

Mercury Large Cap Core Portfolio (6/00)                     2005        1.314           1.444                       -
                                                            2004        1.156           1.314                       -
                                                            2003        0.973           1.156                       -
                                                            2002        1.000           0.973                       -

MFS Emerging Growth Portfolio (2/00)                        2005        1.360           1.318                       -
                                                            2004        1.230           1.360                       -
                                                            2003        0.971           1.230                       -
                                                            2002        1.000           0.971                       -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.465           1.481                   5,209
                                                            2004        1.309           1.465                       -
                                                            2003        0.974           1.309                       -
                                                            2002        1.000           0.974                       -

MFS Total Return Portfolio (7/00)                           2005        1.231           1.243                   2,888
                                                            2004        1.127           1.231                       -
                                                            2003        0.986           1.127                       -
                                                            2002        1.000           0.986                       -

MFS Value Portfolio (5/04)                                  2005        1.118           1.167                       -
                                                            2004        1.000           1.118                       -

Mondrian International Stock Portfolio (3/02)               2005        1.433           1.540                  16,456
                                                            2004        1.263           1.433                       -
                                                            2003        1.001           1.263                       -
                                                            2002        1.000           1.001                       -

Pioneer Fund Portfolio (5/03)                               2005        1.321           1.373                       -
                                                            2004        1.212           1.321                       -
                                                            2003        1.000           1.212                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                 -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.110                 -
                                                               2004        1.000           1.092                 -

   Strategic Equity Portfolio (6/00)                           2005        1.362           1.363                 -
                                                               2004        1.260           1.362                 -
                                                               2003        0.969           1.260                 -
                                                               2002        1.000           0.969                 -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                 -

   Travelers Managed Income Portfolio (7/00)                   2005        1.088           1.081                 -
                                                               2004        1.078           1.088                 -
                                                               2003        1.014           1.078                 -
                                                               2002        1.000           1.014                 -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.212           1.282                 -
                                                               2004        1.190           1.212                 -
                                                               2003        0.966           1.190                 -
                                                               2002        1.000           0.966                 -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.994                 -
                                                               2004        0.998           0.990                 -
                                                               2003        1.000           0.998                 -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.353           1.481                 -
                                                               2004        1.254           1.353                 -
                                                               2003        0.951           1.254                 -
                                                               2002        1.000           0.951                 -

   Smith Barney High Income Portfolio (8/00)                   2005        1.365           1.373                 -
                                                               2004        1.260           1.365                 -
                                                               2003        1.007           1.260                 -
                                                               2002        1.000           1.007                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.424           1.560                -
                                                               2004        1.232           1.424                -
                                                               2003        0.986           1.232                -
                                                               2002        1.000           0.986                -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.316           1.374                -
                                                               2004        1.213           1.316                -
                                                               2003        0.969           1.213                -
                                                               2002        1.000           0.969                -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.348           1.391                -
                                                               2004        1.369           1.348                -
                                                               2003        0.946           1.369                -
                                                               2002        1.000           0.946                -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.346           1.430                -
                                                               2004        1.243           1.346                -
                                                               2003        0.977           1.243                -
                                                               2002        1.000           0.977                -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.976           0.984                -
                                                               2004        0.987           0.976                -
                                                               2003        1.000           0.987                -
                                                               2002        1.000           1.000                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.258           1.331                -
                                                               2004        1.198           1.258                -
                                                               2003        0.959           1.198                -
                                                               2002        1.000           0.959                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.538           1.583                -
                                                               2004        1.357           1.538                -
                                                               2003        0.974           1.357                -
                                                               2002        1.000           0.974                -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.412           1.618                    -
                                                               2004        1.248           1.412                    -
                                                               2003        0.992           1.248                    -
                                                               2002        1.000           0.992                    -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.635           1.892               12,281
                                                               2004        1.337           1.635                    -
                                                               2003        0.986           1.337                    -
                                                               2002        1.000           0.986                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.389           1.610                    -
                                                               2004        1.186           1.389                    -
                                                               2003        0.968           1.186                    -
                                                               2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.224           1.268                    -
                                                               2004        1.181           1.224                    -
                                                               2003        0.963           1.181                    -
                                                               2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356           1.391               12,305
                                                               2004        1.244           1.356                7,914
                                                               2003        0.960           1.244                    -
                                                               2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.217           1.370                    -
                                                               2004        1.146           1.217                    -
                                                               2003        0.948           1.146                    -
                                                               2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.452           1.624               63,624
                                                               2004        1.305           1.452               16,089
                                                               2003        0.984           1.305                    -
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.420           1.618              258,891
                                                               2004        1.288           1.420               59,168
                                                               2003        0.961           1.288                2,719
                                                               2002        1.000           0.961                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.364           1.415              229,631
                                                               2004        1.261           1.364               71,798
                                                               2003        0.971           1.261               16,467
                                                               2002        1.000           0.971                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.701           1.787                 705
                                                               2004        1.321           1.701                   -
                                                               2003        1.005           1.321                   -
                                                               2002        1.000           1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                   -
                                                               2004        1.074           1.202                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295              34,696
                                                               2004        1.067           1.200               9,982
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031              77,214

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.424           1.463                   -
                                                               2004        1.303           1.424                   -
                                                               2003        0.969           1.303                   -
                                                               2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459              76,699
                                                               2004        1.220           1.347              10,810
                                                               2003        0.994           1.220                   -
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202              19,456
                                                               2004        1.442           1.763               1,778
                                                               2003        1.000           1.442                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.489           1.608              45,342
                                                               2004        1.281           1.489              29,054

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.281              24,859
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.438           1.535              17,765
                                                               2004        1.265           1.438               1,328
                                                               2003        0.976           1.265                   -
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.272           1.300              86,807
                                                               2004        1.193           1.272              21,342
                                                               2003        0.977           1.193                   -
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.158           1.164               2,316
                                                               2004        1.106           1.158               2,319
                                                               2003        1.010           1.106                   -
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.308           1.337               3,148
                                                               2004        1.211           1.308               3,152
                                                               2003        0.967           1.211                   -
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (6/00)                          2005        1.392           1.430              30,829
                                                               2004        1.312           1.392              15,869
                                                               2003        0.966           1.312                 832
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533           1.684                   -
                                                               2004        1.298           1.533                   -
                                                               2003        0.983           1.298                   -
                                                               2002        1.000           0.983                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527               9,646
                                                               2004        1.330           1.498               2,221
                                                               2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385               4,107
                                                               2004        1.239           1.369                   -
                                                               2003        1.000           1.239                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618              35,837
                                                               2004        1.255           1.525               6,621
                                                               2003        1.000           1.255                 574

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115             151,970
                                                               2004        1.044           1.114              61,268
                                                               2003        1.000           1.044              29,542

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076             174,968
                                                               2004        1.042           1.071              31,435
                                                               2003        1.012           1.042              14,239
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.307           1.374                   -
                                                               2004        1.240           1.307                   -
                                                               2003        0.958           1.240                   -
                                                               2002        1.000           0.958                   -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569                   -
                                                               2004        1.253           1.427                   -
                                                               2003        0.994           1.253                   -
                                                               2002        1.000           0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860              14,298
                                                               2004        1.433           1.773                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
                       --------------                          ----    -------------   ------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.433                  -
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.389           1.417                  -
                                                               2004        1.308           1.389                  -
                                                               2003        0.960           1.308                  -
                                                               2002        1.000           0.960                  -

   Investors Fund - Class I (1/01)                             2005        1.345           1.405              1,091
                                                               2004        1.243           1.345                  -
                                                               2003        0.958           1.243                  -
                                                               2002        1.000           0.958                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.597           1.642              2,886
                                                               2004        1.415           1.597              1,205
                                                               2003        0.970           1.415                  -
                                                               2002        1.000           0.970                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181           1.156                  -
                                                               2004        1.166           1.181                  -
                                                               2003        0.963           1.166                  -
                                                               2002        1.000           0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274           1.328                  -
                                                               2004        1.263           1.274                  -
                                                               2003        0.960           1.263                  -
                                                               2002        1.000           0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305           1.347            238,315
                                                               2004        1.249           1.305            167,138
                                                               2003        0.969           1.249            152,451
                                                               2002        1.000           0.969                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205           1.231             143,709
                                                               2004        1.171           1.205             146,527
                                                               2003        0.979           1.171              72,172
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341           1.401             222,692
                                                               2004        1.241           1.341             202,906
                                                               2003        0.963           1.241                   -
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.272           1.291                   -
                                                               2004        1.216           1.272                   -
                                                               2003        0.962           1.216                   -
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279           1.364                   -
                                                               2004        1.226           1.279                   -
                                                               2003        0.967           1.226                   -
                                                               2002        1.000           0.967                   -

   Equity Income Portfolio (10/00)                             2005        1.327           1.359                 938
                                                               2004        1.232           1.327                   -
                                                               2003        0.958           1.232                   -
                                                               2002        1.000           0.958                   -

   Large Cap Portfolio (6/00)                                  2005        1.233           1.314               3,521
                                                               2004        1.181           1.233               3,521
                                                               2003        0.967           1.181                 616
                                                               2002        1.000           0.967                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107              23,645

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.052                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.085              11,903

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.029                   -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.313           1.442                   -
                                                               2004        1.156           1.313                   -
                                                               2003        0.973           1.156                   -
                                                               2002        1.000           0.973                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.358           1.317                   -
                                                               2004        1.229           1.358               1,415
                                                               2003        0.971           1.229                   -
                                                               2002        1.000           0.971                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.463           1.478               3,169
                                                               2004        1.308           1.463                   -
                                                               2003        0.974           1.308                   -
                                                               2002        1.000           0.974                   -

MFS Total Return Portfolio (7/00)                              2005        1.230           1.242              54,528
                                                               2004        1.126           1.230               3,680
                                                               2003        0.986           1.126                 635
                                                               2002        1.000           0.986                   -

MFS Value Portfolio (5/04)                                     2005        1.118           1.166              27,311
                                                               2004        1.000           1.118                   -

Mondrian International Stock Portfolio (3/02)                  2005        1.432           1.537               8,336
                                                               2004        1.262           1.432                   -
                                                               2003        1.001           1.262                   -
                                                               2002        1.000           1.001                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.320           1.372                   -
                                                               2004        1.212           1.320                   -
                                                               2003        1.000           1.212                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.109              93,381
                                                               2004        1.000           1.091              34,210

   Strategic Equity Portfolio (6/00)                           2005        1.361           1.361                   -
                                                               2004        1.260           1.361                   -
                                                               2003        0.969           1.260                   -
                                                               2002        1.000           0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                   -

   Travelers Managed Income Portfolio (7/00)                   2005        1.087           1.080              39,938
                                                               2004        1.078           1.087              22,533
                                                               2003        1.014           1.078               1,913
                                                               2002        1.000           1.014                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.211           1.280                   -
                                                               2004        1.190           1.211                   -
                                                               2003        0.966           1.190                   -
                                                               2002        1.000           0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993               2,511
                                                               2004        0.998           0.989               2,514
                                                               2003        1.000           0.998                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.351           1.479              44,546
                                                               2004        1.254           1.351               2,707
                                                               2003        0.951           1.254                   -
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.363           1.371              62,996
                                                               2004        1.259           1.363              40,792
                                                               2003        1.007           1.259                   -
                                                               2002        1.000           1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.423           1.558                   -
                                                               2004        1.231           1.423                   -
                                                               2003        0.986           1.231                   -
                                                               2002        1.000           0.986                   -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.314           1.372                   -
                                                               2004        1.212           1.314                   -
                                                               2003        0.969           1.212                   -
                                                               2002        1.000           0.969                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.346           1.388              10,438
                                                               2004        1.369           1.346               9,394
                                                               2003        0.946           1.369                   -
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.345           1.428              27,339
                                                               2004        1.242           1.345              14,742
                                                               2003        0.977           1.242                   -
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.975           0.983              48,266
                                                               2004        0.986           0.975              27,896
                                                               2003        1.000           0.986                   -
                                                               2002        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.257           1.329                   -
                                                               2004        1.198           1.257                   -
                                                               2003        0.959           1.198                   -
                                                               2002        1.000           0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580                   -
                                                               2004        1.356           1.537                   -
                                                               2003        0.974           1.356                   -
                                                               2002        1.000           0.974                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.410           1.615             26,380
                                                               2004        1.247           1.410              2,113
                                                               2003        0.991           1.247                  -
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.633           1.889             48,261
                                                               2004        1.336           1.633              8,965
                                                               2003        0.986           1.336                536
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.111           1.287                -
                                                               2004        0.949           1.111                -
                                                               2003        0.775           0.949                -
                                                               2002        1.000           0.775                -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.991           1.025                -
                                                               2004        0.956           0.991                -
                                                               2003        0.780           0.956                -
                                                               2002        1.142           0.780                -
                                                               2001        1.000           1.142                -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107           1.135                -
                                                               2004        1.016           1.107                -
                                                               2003        0.785           1.016                -
                                                               2002        1.000           0.785                -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.028           1.156            2,023
                                                               2004        0.968           1.028                -
                                                               2003        0.801           0.968                -
                                                               2002        1.182           0.801                -
                                                               2001        1.000           1.182                -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.463           1.635           92,526
                                                               2004        1.316           1.463           45,727
                                                               2003        0.993           1.316                -
                                                               2002        1.187           0.993                -
                                                               2001        1.000           1.187                -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.353           1.540          339,051
                                                               2004        1.227           1.353          224,757
                                                               2003        0.916           1.227           13,689

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Growth Fund - Class 2 Shares  (continued)                   2002        1.237           0.916                   -
                                                               2001        1.000           1.237                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.282           1.330             210,374
                                                               2004        1.186           1.282             141,724
                                                               2003        0.914           1.186              88,389
                                                               2002        1.143           0.914                   -
                                                               2001        1.000           1.143                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.609           1.690                   -
                                                               2004        1.250           1.609                   -
                                                               2003        0.952           1.250                   -
                                                               2002        1.000           0.952                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297                   -
                                                               2004        1.074           1.201                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294               6,383
                                                               2004        1.067           1.199               1,538
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.259           1.292              13,854
                                                               2004        1.153           1.259               7,904
                                                               2003        0.857           1.153                   -
                                                               2002        1.227           0.857                   -
                                                               2001        1.000           1.227                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138           1.233             113,725
                                                               2004        1.031           1.138              62,851

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Mutual Shares Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.841           1.031                    -
                                                               2002        1.000           0.841                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761           2.199               34,370
                                                               2004        1.442           1.761               27,878
                                                               2003        1.000           1.442                4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.361           1.469               98,761
                                                               2004        1.172           1.361               66,369
                                                               2003        0.904           1.172               10,166
                                                               2002        1.134           0.904                    -
                                                               2001        1.000           1.134                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.160           1.237                5,511
                                                               2004        1.020           1.160                1,140
                                                               2003        0.788           1.020                    -
                                                               2002        1.000           0.788                    -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.194           1.220              119,527
                                                               2004        1.120           1.194               96,922
                                                               2003        0.918           1.120                    -
                                                               2002        1.136           0.918                    -
                                                               2001        1.000           1.136                    -

   Diversified Strategic Income Portfolio (7/00)               2005        1.189           1.195               62,261
                                                               2004        1.137           1.189               41,948
                                                               2003        1.039           1.137                    -
                                                               2002        1.011           1.039                    -
                                                               2001        1.000           1.011                    -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.173           1.198               32,169
                                                               2004        1.086           1.173               24,381
                                                               2003        0.867           1.086                    -
                                                               2002        1.141           0.867                    -
                                                               2001        1.000           1.141                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Fundamental Value Portfolio (6/00)                          2005        1.301           1.336             107,320
                                                               2004        1.227           1.301              78,557
                                                               2003        0.904           1.227                   -
                                                               2002        1.172           0.904                   -
                                                               2001        1.000           1.172                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.270           1.394                   -
                                                               2004        1.076           1.270                   -
                                                               2003        0.815           1.076                   -
                                                               2002        1.158           0.815                   -
                                                               2001        1.000           1.158                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497           1.525              11,493
                                                               2004        1.330           1.497              11,540
                                                               2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368           1.383              70,546
                                                               2004        1.239           1.368              69,261
                                                               2003        1.000           1.239              71,566

   Mid-Cap Value Portfolio (5/03)                              2005        1.524           1.616              78,565
                                                               2004        1.254           1.524              66,625
                                                               2003        1.000           1.254              13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.113             288,960
                                                               2004        1.043           1.113             171,050
                                                               2003        1.000           1.043              78,471

   Total Return Portfolio - Administrative Class (5/01)        2005        1.132           1.137             388,412
                                                               2004        1.102           1.132             164,259
                                                               2003        1.071           1.102                   -
                                                               2002        1.002           1.071                   -
                                                               2001        1.000           1.002                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.159           1.218                       -
                                                               2004        1.100           1.159                       -
                                                               2003        0.850           1.100                       -
                                                               2002        1.233           0.850                       -
                                                               2001        1.000           1.233                       -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.315           1.445                       -
                                                               2004        1.155           1.315                       -
                                                               2003        0.917           1.155                       -
                                                               2002        1.137           0.917                       -
                                                               2001        1.000           1.137                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.771           1.858                  34,614
                                                               2004        1.433           1.771                  15,588
                                                               2003        0.977           1.433                       -
                                                               2002        1.220           0.977                       -
                                                               2001        1.000           1.220                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.196           1.219                  30,618
                                                               2004        1.127           1.196                   9,549
                                                               2003        0.827           1.127                       -
                                                               2002        1.127           0.827                       -
                                                               2001        1.000           1.127                       -

   Investors Fund - Class I (1/01)                             2005        1.197           1.250                  18,740
                                                               2004        1.107           1.197                   9,435
                                                               2003        0.854           1.107                       -
                                                               2002        1.133           0.854                       -
                                                               2001        1.000           1.133                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.320           1.357                  57,267
                                                               2004        1.171           1.320                  56,224
                                                               2003        0.802           1.171                       -
                                                               2002        1.255           0.802                       -
                                                               2001        1.000           1.255                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.001           0.979                    -
                                                               2004        0.989           1.001                    -
                                                               2003        0.817           0.989                    -
                                                               2002        1.127           0.817                    -
                                                               2001        1.000           1.127                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.139           1.186                    -
                                                               2004        1.130           1.139                    -
                                                               2003        0.859           1.130                    -
                                                               2002        1.197           0.859                    -
                                                               2001        1.000           1.197                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426           1.470              189,544
                                                               2004        1.365           1.426              159,891
                                                               2003        1.060           1.365               79,503
                                                               2002        1.000           1.060                    -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274           1.301              421,372
                                                               2004        1.238           1.274              273,574
                                                               2003        1.037           1.238               34,419
                                                               2002        1.000           1.037                    -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493           1.559              159,791
                                                               2004        1.382           1.493              130,088
                                                               2003        1.073           1.382                    -
                                                               2002        1.000           1.073                    -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411           1.432               57,253
                                                               2004        1.349           1.411               24,670
                                                               2003        1.068           1.349                    -
                                                               2002        1.000           1.068                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.266                   -
                                                               2004        1.139           1.189                   -
                                                               2003        0.899           1.139                   -
                                                               2002        1.206           0.899                   -
                                                               2001        1.000           1.206                   -

   Equity Income Portfolio (10/00)                             2005        1.317           1.348              74,242
                                                               2004        1.224           1.317              52,584
                                                               2003        0.952           1.224              35,771
                                                               2002        1.129           0.952                   -
                                                               2001        1.000           1.129                   -

   Large Cap Portfolio (6/00)                                  2005        1.096           1.167                   -
                                                               2004        1.050           1.096                   -
                                                               2003        0.860           1.050                   -
                                                               2002        1.137           0.860                   -
                                                               2001        1.000           1.137                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                   -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052              14,308

   Managed Allocation Series: Moderate-Aggressive Portfolio

   (5/05)                                                      2005        1.000           1.085                   -

   Managed Allocation Series: Moderate-Conservative

   Portfolio (6/05)                                            2005        1.000           1.029                   -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.137           1.249              39,338
                                                               2004        1.002           1.137              33,831
                                                               2003        0.844           1.002                   -
                                                               2002        1.151           0.844                   -
                                                               2001        1.000           1.151                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                 --------------                             ----    -------------   ------------      ---------------
MFS Emerging Growth Portfolio (2/00)                        2005        1.096           1.063                   -
                                                            2004        0.993           1.096                   -
                                                            2003        0.785           0.993                   -
                                                            2002        1.218           0.785                   -
                                                            2001        1.000           1.218                   -

MFS Mid Cap Growth Portfolio (3/02)                         2005        0.822           0.830              10,540
                                                            2004        0.736           0.822              10,388
                                                            2003        0.548           0.736                   -
                                                            2002        1.000           0.548                   -

MFS Total Return Portfolio (7/00)                           2005        1.250           1.261              80,510
                                                            2004        1.144           1.250              46,257
                                                            2003        1.002           1.144              74,835
                                                            2002        1.080           1.002                   -
                                                            2001        1.000           1.080                   -

MFS Value Portfolio (5/04)                                  2005        1.117           1.165              19,960
                                                            2004        1.000           1.117               8,567

Mondrian International Stock Portfolio (3/02)               2005        1.202           1.290              47,848
                                                            2004        1.060           1.202              30,586
                                                            2003        0.842           1.060                   -
                                                            2002        1.000           0.842                   -

Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370               2,908
                                                            2004        1.212           1.319               1,735
                                                            2003        1.000           1.212                   -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                   -

Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108              52,692
                                                            2004        1.000           1.091              30,316

Strategic Equity Portfolio (6/00)                           2005        1.047           1.047                   -
                                                            2004        0.970           1.047                   -
                                                            2003        0.747           0.970                   -
                                                            2002        1.148           0.747                   -
                                                            2001        1.000           1.148                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                   -

   Travelers Managed Income Portfolio (7/00)                   2005        1.050           1.043             155,816
                                                               2004        1.042           1.050             117,811
                                                               2003        0.981           1.042                   -
                                                               2002        0.980           0.981                   -
                                                               2001        1.000           0.980                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.034           1.092                   -
                                                               2004        1.016           1.034                   -
                                                               2003        0.826           1.016                   -
                                                               2002        1.193           0.826                   -
                                                               2001        1.000           1.193                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991              30,100
                                                               2004        0.997           0.989                   -
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.136           1.242             149,332
                                                               2004        1.054           1.136              92,170
                                                               2003        0.800           1.054                   -
                                                               2002        1.212           0.800                   -
                                                               2001        1.000           1.212                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.329           1.336              27,070
                                                               2004        1.228           1.329              18,983
                                                               2003        0.983           1.228                   -
                                                               2002        1.037           0.983                   -
                                                               2001        1.000           1.037                   -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.226           1.342                   -
                                                               2004        1.062           1.226                   -
                                                               2003        0.850           1.062                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Smith Barney International All Cap Growth Portfolio
   (continued)                                                 2002        1.168           0.850                   -
                                                               2001        1.000           1.168                   -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.090           1.137                   -
                                                               2004        1.005           1.090                   -
                                                               2003        0.804           1.005                   -
                                                               2002        1.101           0.804                   -
                                                               2001        1.000           1.101                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.237           1.275             130,235
                                                               2004        1.258           1.237             112,011
                                                               2003        0.870           1.258                   -
                                                               2002        1.181           0.870                   -
                                                               2001        1.000           1.181                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.343           1.425              14,845
                                                               2004        1.241           1.343              14,847
                                                               2003        0.976           1.241                   -
                                                               2002        1.232           0.976                   -
                                                               2001        1.000           1.232                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.967           0.974             132,472
                                                               2004        0.978           0.967              32,120
                                                               2003        0.992           0.978                   -
                                                               2002        1.000           0.992                   -
                                                               2001        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.981           1.037                   -
                                                               2004        0.935           0.981                   -
                                                               2003        0.750           0.935                   -
                                                               2002        1.134           0.750                   -
                                                               2001        1.000           1.134                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394           1.432              16,170
                                                               2004        1.231           1.394              15,034

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.885           1.231                    -
                                                               2002        1.215           0.885                    -
                                                               2001        1.000           1.215                    -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.410           1.614               18,005
                                                               2004        1.248           1.410               13,584
                                                               2003        0.992           1.248               13,584
                                                               2002        1.118           0.992                    -
                                                               2001        1.000           1.118                    -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.411           1.631               89,979
                                                               2004        1.155           1.411               46,989
                                                               2003        0.853           1.155                    -
                                                               2002        1.000           0.853                    -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.340           1.551                 159
                                                               2004        1.145           1.340                   -
                                                               2003        1.000           1.145                   -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.152           1.191                   -
                                                               2004        1.112           1.152                   -
                                                               2003        1.000           1.112                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220           1.249               5,093
                                                               2004        1.120           1.220                   -
                                                               2003        1.000           1.120                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.159           1.304                   -
                                                               2004        1.093           1.159                   -
                                                               2003        1.000           1.093                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.319           1.474              33,810
                                                               2004        1.187           1.319              20,425
                                                               2003        1.000           1.187                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.266           1.440             495,689
                                                               2004        1.149           1.266             102,273
                                                               2003        1.000           1.149                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.239           1.284             278,103
                                                               2004        1.147           1.239             107,765
                                                               2003        1.000           1.147                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.470           1.543               1,987
                                                               2004        1.143           1.470                   -
                                                               2003        1.000           1.143                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295                2,632
                                                               2004        1.074           1.201                    -
                                                               2003        1.000           1.074                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.293              118,685
                                                               2004        1.067           1.199                    -
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031              141,388

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.302           1.336               21,578
                                                               2004        1.192           1.302               20,936
                                                               2003        1.000           1.192                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232           1.334              156,547
                                                               2004        1.117           1.232               32,618
                                                               2003        1.000           1.117                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542           1.924               26,812
                                                               2004        1.263           1.542                    -
                                                               2003        1.000           1.263                    -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.364           1.472              111,621
                                                               2004        1.175           1.364               10,115
                                                               2003        1.000           1.175                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.319           1.406              121,975
                                                               2004        1.161           1.319                    -
                                                               2003        1.000           1.161                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.192           1.218              25,336
                                                               2004        1.119           1.192                   -
                                                               2003        1.000           1.119                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.105           1.110              24,652
                                                               2004        1.057           1.105              45,255
                                                               2003        1.000           1.057                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.219           1.245              56,720
                                                               2004        1.130           1.219              54,008
                                                               2003        1.000           1.130                   -

   Fundamental Value Portfolio (6/00)                          2005        1.238           1.271              19,317
                                                               2004        1.169           1.238                   -
                                                               2003        1.000           1.169                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.347           1.478              33,744
                                                               2004        1.142           1.347                   -
                                                               2003        1.000           1.142                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344              44,697
                                                               2004        1.173           1.320               4,856
                                                               2003        1.000           1.173                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272               5,316
                                                               2004        1.140           1.258                   -
                                                               2003        1.000           1.140                   -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488              87,302
                                                               2004        1.156           1.404              16,199
                                                               2003        1.000           1.156                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115             185,851
                                                               2004        1.046           1.115              10,245
                                                               2003        1.000           1.046                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Total Return Portfolio - Administrative Class (5/01)        2005        1.052           1.056            470,959
                                                               2004        1.024           1.052              4,979
                                                               2003        1.000           1.024                  -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.186           1.246                  -
                                                               2004        1.126           1.186                  -
                                                               2003        1.000           1.126                  -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343           1.475                  -
                                                               2004        1.180           1.343                  -
                                                               2003        1.000           1.180                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528           1.601                  -
                                                               2004        1.236           1.528                  -
                                                               2003        1.000           1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.241           1.264                  -
                                                               2004        1.170           1.241                  -
                                                               2003        1.000           1.170                  -

   Investors Fund - Class I (1/01)                             2005        1.240           1.293              5,937
                                                               2004        1.147           1.240                  -
                                                               2003        1.000           1.147                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.394           1.432                  -
                                                               2004        1.236           1.394                  -
                                                               2003        1.000           1.236                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.115           1.090                  -
                                                               2004        1.101           1.115                  -
                                                               2003        1.000           1.101                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160           1.207                  -
                                                               2004        1.151           1.160                  -
                                                               2003        1.000           1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.215            589,302
                                                               2004        1.129           1.179            241,112
                                                               2003        1.000           1.129                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.143            142,759
                                                               2004        1.089           1.120            102,335
                                                               2003        1.000           1.089                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231           1.284             30,949
                                                               2004        1.140           1.231                  -
                                                               2003        1.000           1.140                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173           1.189             69,100
                                                               2004        1.122           1.173             23,773
                                                               2003        1.000           1.122                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185           1.262                  -
                                                               2004        1.136           1.185                  -
                                                               2003        1.000           1.136                  -

   Equity Income Portfolio (10/00)                             2005        1.218           1.246             45,518
                                                               2004        1.132           1.218                  -
                                                               2003        1.000           1.132                  -

   Large Cap Portfolio (6/00)                                  2005        1.172           1.247              1,666
                                                               2004        1.123           1.172                  -
                                                               2003        1.000           1.123                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.106                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                 PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                 --------------                             ----    -------------   ------------      ---------------
Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                   -

Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.051                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                      2005        1.000           1.084                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                            2005        1.000           1.028                   -

Mercury Large Cap Core Portfolio (6/00)                     2005        1.236           1.357                   -
                                                            2004        1.090           1.236                   -
                                                            2003        1.000           1.090                   -

MFS Emerging Growth Portfolio (2/00)                        2005        1.220           1.183                   -
                                                            2004        1.105           1.220                   -
                                                            2003        1.000           1.105                   -

MFS Mid Cap Growth Portfolio (3/02)                         2005        1.264           1.276               6,041
                                                            2004        1.132           1.264                   -
                                                            2003        1.000           1.132                   -

MFS Total Return Portfolio (7/00)                           2005        1.177           1.187              96,384
                                                            2004        1.078           1.177               9,432
                                                            2003        1.000           1.078                   -

MFS Value Portfolio (5/04)                                  2005        1.117           1.164             125,223
                                                            2004        1.000           1.117                   -

Mondrian International Stock Portfolio (3/02)               2005        1.313           1.408               3,713
                                                            2004        1.158           1.313                   -
                                                            2003        1.000           1.158                   -

Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273                   -
                                                            2004        1.127           1.226                   -
                                                            2003        1.000           1.127                   -

Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107             119,462
                                                               2004        1.000           1.091                   -

   Strategic Equity Portfolio (6/00)                           2005        1.205           1.204                   -
                                                               2004        1.116           1.205                   -
                                                               2003        1.000           1.116                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.112                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                   -

   Travelers Managed Income Portfolio (7/00)                   2005        1.036           1.029              27,974
                                                               2004        1.029           1.036              21,513
                                                               2003        1.000           1.029                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.148           1.212                   -
                                                               2004        1.128           1.148                   -
                                                               2003        1.000           1.128                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990              12,201
                                                               2004        0.997           0.988                   -
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.223           1.337             101,312
                                                               2004        1.136           1.223              12,861
                                                               2003        1.000           1.136                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.191           1.197             129,198
                                                               2004        1.101           1.191              58,956
                                                               2003        1.000           1.101                   -

   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.354           1.482                   -
                                                               2004        1.173           1.354                   -
                                                               2003        1.000           1.173                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.242           1.296                  -
                                                               2004        1.147           1.242                  -
                                                               2003        1.000           1.147                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.148           1.183              6,605
                                                               2004        1.169           1.148                  -
                                                               2003        1.000           1.169                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.252           1.328              3,622
                                                               2004        1.158           1.252                  -
                                                               2003        1.000           1.158                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.982           0.989                  -
                                                               2004        0.994           0.982                  -
                                                               2003        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.169           1.236                  -
                                                               2004        1.115           1.169                  -
                                                               2003        1.000           1.115                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.397           1.436              2,459
                                                               2004        1.234           1.397                  -
                                                               2003        1.000           1.234                  -

Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.288           1.474            120,962
                                                               2004        1.141           1.288             21,572
                                                               2003        1.000           1.141                  -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.462           1.690             45,068
                                                               2004        1.198           1.462                  -
                                                               2003        1.000           1.198                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Capital Appreciation Fund (3/02)                            2005        1.385           1.602              106,587
                                                               2004        1.184           1.385               33,175
                                                               2003        0.968           1.184                    -
                                                               2002        1.000           0.968                    -

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        1.220           1.262                    -
                                                               2004        1.179           1.220                    -
                                                               2003        0.963           1.179                    -
                                                               2002        1.000           0.963                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.352           1.384                    -
                                                               2004        1.242           1.352                    -
                                                               2003        0.960           1.242                    -
                                                               2002        1.000           0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.213           1.364               99,481
                                                               2004        1.144           1.213               91,022
                                                               2003        0.948           1.144                    -
                                                               2002        1.000           0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.448           1.616              642,170
                                                               2004        1.303           1.448              440,414
                                                               2003        0.984           1.303               55,238
                                                               2002        1.000           0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.416           1.611            1,532,708
                                                               2004        1.286           1.416            1,059,551
                                                               2003        0.960           1.286               99,932
                                                               2002        1.000           0.960                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.360           1.409            1,424,925
                                                               2004        1.259           1.360              945,214
                                                               2003        0.971           1.259               66,778
                                                               2002        1.000           0.971                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.696           1.779              297,881
                                                               2004        1.319           1.696              259,924
                                                               2003        1.005           1.319               37,864
                                                               2002        1.000           1.005                    -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.200           1.294               88,966
                                                               2004        1.073           1.200               73,133
                                                               2003        1.000           1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.198           1.291              257,968
                                                               2004        1.067           1.198              139,483
                                                               2003        1.000           1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030                    -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.420           1.456                    -
                                                               2004        1.301           1.420                    -
                                                               2003        0.969           1.301                    -
                                                               2002        1.000           0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.342           1.453              273,728
                                                               2004        1.218           1.342              164,481
                                                               2003        0.994           1.218                6,136
                                                               2002        1.000           0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.759           2.193              191,267
                                                               2004        1.441           1.759              141,585
                                                               2003        1.000           1.441               54,560

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.484           1.601              126,678
                                                               2004        1.279           1.484               93,506

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.989           1.279                       -
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.434           1.528              377,836
                                                               2004        1.263           1.434              331,135
                                                               2003        0.976           1.263              124,930
                                                               2002        1.000           0.976                    -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.268           1.294                    -
                                                               2004        1.191           1.268                    -
                                                               2003        0.977           1.191                    -
                                                               2002        1.000           0.977                    -

   Diversified Strategic Income Portfolio (7/00)               2005        1.154           1.158                    -
                                                               2004        1.105           1.154                    -
                                                               2003        1.010           1.105                    -
                                                               2002        1.000           1.010                    -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.304           1.331              418,030
                                                               2004        1.209           1.304              393,773
                                                               2003        0.967           1.209              143,964
                                                               2002        1.000           0.967                    -

   Fundamental Value Portfolio (6/00)                          2005        1.388           1.423                    -
                                                               2004        1.310           1.388                    -
                                                               2003        0.966           1.310                    -
                                                               2002        1.000           0.966                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.529           1.676                    -
                                                               2004        1.296           1.529                    -
                                                               2003        0.983           1.296                    -
                                                               2002        1.000           0.983                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.495           1.521              145,348
                                                               2004        1.329           1.495              113,336
                                                               2003        1.000           1.329                    -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.365           1.380              279,776
                                                               2004        1.238           1.365              163,189
                                                               2003        1.000           1.238                6,050

   Mid-Cap Value Portfolio (5/03)                              2005        1.522           1.612              216,566
                                                               2004        1.253           1.522              114,516
                                                               2003        1.000           1.253                    -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.110              464,685
                                                               2004        1.043           1.111              214,161
                                                               2003        1.000           1.043                    -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.068           1.071            1,035,472
                                                               2004        1.040           1.068              714,714
                                                               2003        1.012           1.040               27,193
                                                               2002        1.000           1.012                    -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2005        1.303           1.368                    -
                                                               2004        1.238           1.303                    -
                                                               2003        0.958           1.238                    -
                                                               2002        1.000           0.958                    -

   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.422           1.562                3,198
                                                               2004        1.251           1.422                3,198
                                                               2003        0.994           1.251                    -
                                                               2002        1.000           0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.767           1.851              238,322
                                                               2004        1.431           1.767              203,643

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares
   (continued)                                                 2003        0.977           1.431               82,176
                                                               2002        1.000           0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.385           1.410              260,182
                                                               2004        1.306           1.385              267,262
                                                               2003        0.960           1.306               59,804
                                                               2002        1.000           0.960                    -

   Investors Fund - Class I (1/01)                             2005        1.341           1.398              151,318
                                                               2004        1.241           1.341               70,944
                                                               2003        0.958           1.241                    -
                                                               2002        1.000           0.958                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.592           1.635              145,079
                                                               2004        1.413           1.592              156,147
                                                               2003        0.970           1.413                9,472
                                                               2002        1.000           0.970                    -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.178           1.150                    -
                                                               2004        1.164           1.178                    -
                                                               2003        0.963           1.164                    -
                                                               2002        1.000           0.963                    -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.270           1.322                    -
                                                               2004        1.261           1.270                    -
                                                               2003        0.960           1.261                    -
                                                               2002        1.000           0.960                    -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.301           1.341              143,582
                                                               2004        1.247           1.301               80,817
                                                               2003        0.969           1.247                    -
                                                               2002        1.000           0.969                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.201           1.226              23,153
                                                               2004        1.169           1.201              23,285
                                                               2003        0.979           1.169                   -
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.337           1.395                   -
                                                               2004        1.239           1.337                   -
                                                               2003        0.962           1.239                   -
                                                               2002        1.000           0.962                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.268           1.285                   -
                                                               2004        1.214           1.268                   -
                                                               2003        0.961           1.214                   -
                                                               2002        1.000           0.961                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.275           1.357             164,676
                                                               2004        1.224           1.275             122,713
                                                               2003        0.967           1.224               2,233
                                                               2002        1.000           0.967                   -

   Equity Income Portfolio (10/00)                             2005        1.323           1.353             284,705
                                                               2004        1.230           1.323             207,293
                                                               2003        0.958           1.230              36,353
                                                               2002        1.000           0.958                   -

   Large Cap Portfolio (6/00)                                  2005        1.230           1.308              27,397
                                                               2004        1.179           1.230              71,256
                                                               2003        0.967           1.179                   -
                                                               2002        1.000           0.967                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.106                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.051               45,691

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.084              244,231

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.028               38,806

Mercury Large Cap Core Portfolio (6/00)                        2005        1.309           1.435              100,404
                                                               2004        1.154           1.309               66,131
                                                               2003        0.973           1.154                    -
                                                               2002        1.000           0.973                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.354           1.313                    -
                                                               2004        1.227           1.354               12,107
                                                               2003        0.971           1.227                    -
                                                               2002        1.000           0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.459           1.472              158,902
                                                               2004        1.306           1.459               94,124
                                                               2003        0.974           1.306                9,691
                                                               2002        1.000           0.974                    -

MFS Total Return Portfolio (7/00)                              2005        1.226           1.236            1,333,686
                                                               2004        1.124           1.226            1,076,462
                                                               2003        0.986           1.124               63,220
                                                               2002        1.000           0.986                    -

MFS Value Portfolio (5/04)                                     2005        1.117           1.163               85,935
                                                               2004        1.000           1.117                9,859

Mondrian International Stock Portfolio (3/02)                  2005        1.428           1.530              220,015
                                                               2004        1.260           1.428              157,537
                                                               2003        1.001           1.260                    -
                                                               2002        1.000           1.001                    -

Pioneer Fund Portfolio (5/03)                                  2005        1.317           1.366               10,001
                                                               2004        1.211           1.317                3,791
                                                               2003        1.000           1.211                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR        END OF YEAR
                    --------------                             ----    -------------   ------------      ---------------
   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.090           1.106             256,417
                                                               2004        1.000           1.090             103,830

   Strategic Equity Portfolio (6/00)                           2005        1.357           1.355              24,192
                                                               2004        1.258           1.357              23,249
                                                               2003        0.969           1.258                   -
                                                               2002        1.000           0.969                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.111                 270

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                 272

   Travelers Managed Income Portfolio (7/00)                   2005        1.083           1.075                   -
                                                               2004        1.076           1.083                   -
                                                               2003        1.014           1.076                   -
                                                               2002        1.000           1.014                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.207           1.274                   -
                                                               2004        1.188           1.207                   -
                                                               2003        0.966           1.188                   -
                                                               2002        1.000           0.966                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987           0.989             154,164
                                                               2004        0.997           0.987              96,297
                                                               2003        1.000           0.997                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.347           1.472                   -
                                                               2004        1.252           1.347                   -
                                                               2003        0.951           1.252                   -
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.359           1.365              15,696
                                                               2004        1.257           1.359               7,657
                                                               2003        1.007           1.257                   -
                                                               2002        1.000           1.007                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Smith Barney International All Cap Growth Portfolio
   (3/00)                                                      2005        1.418           1.551                -
                                                               2004        1.230           1.418                -
                                                               2003        0.986           1.230                -
                                                               2002        1.000           0.986                -

   Smith Barney Large Cap Value Portfolio (6/00)               2005        1.310           1.366                -
                                                               2004        1.210           1.310                -
                                                               2003        0.969           1.210                -
                                                               2002        1.000           0.969                -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.342           1.382                -
                                                               2004        1.366           1.342                -
                                                               2003        0.946           1.366                -
                                                               2002        1.000           0.946                -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.341           1.421                -
                                                               2004        1.240           1.341                -
                                                               2003        0.977           1.240                -
                                                               2002        1.000           0.977                -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.972           0.978                -
                                                               2004        0.985           0.972                -
                                                               2003        0.999           0.985                -
                                                               2002        1.000           0.999                -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.253           1.323                -
                                                               2004        1.196           1.253                -
                                                               2003        0.959           1.196                -
                                                               2002        1.000           0.959                -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005        1.532           1.573                -
                                                               2004        1.354           1.532                -
                                                               2003        0.974           1.354                -
                                                               2002        1.000           0.974                -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Variable Insurance Products Fund
   Contrafund(R) Portfolio - Service Class (5/00)              2005        1.406           1.608             14,368
                                                               2004        1.246           1.406             15,205
                                                               2003        0.991           1.246                  -
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (7/02)                  2005        1.628           1.881            434,766
                                                               2004        1.334           1.628            257,511
                                                               2003        0.986           1.334                  -
                                                               2002        1.000           0.986                  -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.


"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.


On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.



AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.



Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.


Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.


Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.



Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.



AIM V.I. Premier Equity Fund is no longer available to new contract owners.



AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Fixed Fund is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.

Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.



Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.


                             VINTAGE II (SERIES II)

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.50%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.128           1.314               7,493
                                                               2004        0.958           1.128                   -
                                                               2003        0.779           0.958                   -
                                                               2002        1.000           0.779                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.124           1.158              26,385
                                                               2004        1.025           1.124              25,030
                                                               2003        0.787           1.025               3,941
                                                               2002        1.000           0.787                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.783           0.886              12,418
                                                               2004        0.734           0.783              12,938
                                                               2003        0.604           0.734                   -
                                                               2002        0.886           0.604                   -
                                                               2001        1.000           0.886                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.120           1.258             599,544
                                                               2004        1.002           1.120             354,206
                                                               2003        0.752           1.002              48,343
                                                               2002        0.894           0.752                   -
                                                               2001        1.000           0.894                   -


   Growth Fund - Class 2 Shares (2/00)                         2005        0.970           1.110           1,667,796
                                                               2004        0.875           0.970           1,107,265
                                                               2003        0.649           0.875             109,171
                                                               2002        0.872           0.649                   -
                                                               2001        1.000           0.872                   -
   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.093           1.140           1,455,115
                                                               2004        1.005           1.093           1,074,777
                                                               2003        0.771           1.005              64,249
                                                               2002        0.958           0.771                   -
                                                               2001        1.000           0.958                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.634           1.725                  -
                                                               2004        1.262           1.634                  -
                                                               2003        0.956           1.262                  -
                                                               2002        1.000           0.956                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.209           1.312                  -
                                                               2004        1.074           1.209                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.207           1.309             87,013
                                                               2004        1.068           1.207             55,627
                                                               2003        1.000           1.068                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.035             41,954

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        0.971           1.002            196,099
                                                               2004        0.884           0.971            108,496
                                                               2003        0.654           0.884                  -
                                                               2002        0.931           0.654                  -
                                                               2001        1.000           0.931                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.155           1.258            257,737
                                                               2004        1.041           1.155            152,523
                                                               2003        0.844           1.041             40,328
                                                               2002        1.000           0.844                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.778           2.232            125,111
                                                               2004        1.447           1.778             34,186
                                                               2003        1.000           1.447                664

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.092           1.185            358,603
                                                               2004        0.935           1.092            206,196

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.718           0.935               1,815
                                                               2002        0.895           0.718                   -
                                                               2001        1.000           0.895                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.177           1.263             205,466
                                                               2004        1.030           1.177              83,145
                                                               2003        0.791           1.030                   -
                                                               2002        1.000           0.791                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.003           1.030             658,853
                                                               2004        0.936           1.003             360,370
                                                               2003        0.763           0.936              21,107
                                                               2002        0.939           0.763                   -
                                                               2001        1.000           0.939                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.191           1.203             165,382
                                                               2004        1.133           1.191             153,517
                                                               2003        1.029           1.133               1,196
                                                               2002        0.996           1.029                   -
                                                               2001        1.000           0.996                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        0.954           0.980              60,653
                                                               2004        0.878           0.954              56,171
                                                               2003        0.698           0.878                   -
                                                               2002        0.913           0.698                   -
                                                               2001        1.000           0.913                   -

   Fundamental Value Portfolio (6/00)                          2005        1.034           1.068           1,252,208
                                                               2004        0.970           1.034             815,357
                                                               2003        0.710           0.970              30,172
                                                               2002        0.916           0.710                   -
                                                               2001        1.000           0.916                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.877           0.968               8,092
                                                               2004        0.739           0.877               6,396
                                                               2003        0.556           0.739               2,441
                                                               2002        0.786           0.556                   -
                                                               2001        1.000           0.786                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.511           1.548            111,698
                                                               2004        1.335           1.511             42,908
                                                               2003        1.000           1.335              2,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.380           1.404            144,845
                                                               2004        1.244           1.380            142,571
                                                               2003        1.000           1.244                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.538           1.640            192,963
                                                               2004        1.259           1.538             37,271
                                                               2003        1.000           1.259                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.124           1.130            637,239
                                                               2004        1.047           1.124            309,675
                                                               2003        1.000           1.047             19,465

   Total Return Portfolio - Administrative Class (5/01)        2005        1.197           1.208            855,028
                                                               2004        1.159           1.197            664,766
                                                               2003        1.120           1.159             57,268
                                                               2002        1.042           1.120                  -
                                                               2001        1.000           1.042                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.055           1.167                  -
                                                               2004        0.922           1.055                  -
                                                               2003        0.728           0.922                  -
                                                               2002        0.898           0.728                  -
                                                               2001        1.000           0.898                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.520           1.603             55,960
                                                               2004        1.223           1.520             14,805
                                                               2003        0.829           1.223              4,897
                                                               2002        1.030           0.829                  -
                                                               2001        1.000           1.030                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.015           1.041            112,651
                                                               2004        0.952           1.015             98,802
                                                               2003        0.695           0.952                  -
                                                               2002        0.941           0.695                  -
                                                               2001        1.000           0.941                  -

   Investors Fund - Class I (1/01)                             2005        1.000           1.049             79,363
                                                               2004        0.920           1.000             71,911
                                                               2003        0.705           0.920             14,535
                                                               2002        0.931           0.705                  -
                                                               2001        1.000           0.931                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.999           1.032             14,146
                                                               2004        0.881           0.999             10,016
                                                               2003        0.601           0.881              2,108
                                                               2002        0.934           0.601                  -
                                                               2001        1.000           0.934                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.812           0.799             77,344
                                                               2004        0.798           0.812             36,497
                                                               2003        0.656           0.798              3,387
                                                               2002        0.900           0.656                  -
                                                               2001        1.000           0.900                  -

   Smith Barney Premier Selections All Cap Growth
    Portfolio (5/01)                                           2005        0.881           0.923              2,029
                                                               2004        0.869           0.881              2,029
                                                               2003        0.657           0.869                  -
                                                               2002        0.911           0.657                  -
                                                               2001        1.000           0.911                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.443           1.497            804,209
                                                               2004        1.374           1.443            623,494
                                                               2003        1.061           1.374             14,867
                                                               2002        1.000           1.061                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.290           1.325           1,353,403
                                                               2004        1.247           1.290             915,145
                                                               2003        1.038           1.247             102,087
                                                               2002        1.000           1.038                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.512           1.587             612,686
                                                               2004        1.392           1.512             428,665
                                                               2003        1.074           1.392                   -
                                                               2002        1.000           1.074                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.429           1.457              20,388
                                                               2004        1.359           1.429              13,357
                                                               2003        1.069           1.359                 749
                                                               2002        1.000           1.069                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.885           0.948               4,221
                                                               2004        0.844           0.885               2,495
                                                               2003        0.662           0.844                   -
                                                               2002        0.883           0.662                   -
                                                               2001        1.000           0.883                   -

   Equity Income Portfolio (10/00)                             2005        1.112           1.145             144,301
                                                               2004        1.027           1.112             106,627
                                                               2003        0.795           1.027               1,236
                                                               2002        0.938           0.795                   -
                                                               2001        1.000           0.938                   -

   Large Cap Portfolio (6/00)                                  2005        0.864           0.925                   -
                                                               2004        0.823           0.864                   -
                                                               2003        0.670           0.823                   -
                                                               2002        0.881           0.670                   -
                                                               2001        1.000           0.881                   -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.110                   -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.021                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.055                   -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.088                   -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.032              17,473

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.869           0.959             130,617
                                                               2004        0.761           0.869              14,141
                                                               2003        0.637           0.761                 132
                                                               2002        0.864           0.637                   -
                                                               2001        1.000           0.864                   -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.766           0.743                   -
                                                               2004        0.689           0.766              30,876
                                                               2003        0.542           0.689                   -
                                                               2002        0.836           0.542                   -
                                                               2001        1.000           0.836                   -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.835           0.848              26,677
                                                               2004        0.743           0.835                   -
                                                               2003        0.550           0.743                   -
                                                               2002        1.000           0.550                   -

   MFS Total Return Portfolio (7/00)                           2005        1.147           1.163           1,651,026
                                                               2004        1.044           1.147           1,076,243
                                                               2003        0.910           1.044             134,780
                                                               2002        0.975           0.910                   -
                                                               2001        1.000           0.975                   -

   MFS Value Portfolio (5/04)                                  2005        1.121           1.176             140,928
                                                               2004        1.000           1.121              16,893

   Mondrian International Stock Portfolio (3/02)               2005        1.221           1.317              33,147
                                                               2004        1.071           1.221              36,442
                                                               2003        0.845           1.071                   -
                                                               2002        1.000           0.845                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.331           1.390              11,626
                                                               2004        1.216           1.331              10,551
                                                               2003        1.000           1.216                  64

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.037           1.040                   -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.095           1.118             156,421
                                                               2004        1.000           1.095              33,364

   Strategic Equity Portfolio (6/00)                           2005        0.789           0.793                   -
                                                               2004        0.727           0.789                   -
                                                               2003        0.556           0.727                   -
                                                               2002        0.850           0.556                   -
                                                               2001        1.000           0.850                   -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.116                   -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.112                   -

   Travelers Managed Income Portfolio (7/00)                   2005        1.098           1.097             110,157
                                                               2004        1.084           1.098             101,718
                                                               2003        1.015           1.084               1,150
                                                               2002        1.008           1.015                   -
                                                               2001        1.000           1.008                   -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.814           0.864                   -
                                                               2004        0.795           0.814                   -
                                                               2003        0.643           0.795                   -
                                                               2002        0.923           0.643                   -
                                                               2001        1.000           0.923                   -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.996           1.004              21,267
                                                               2004        0.999           0.996              44,674
                                                               2003        1.000           0.999                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        0.870           0.957           1,615,870
                                                               2004        0.803           0.870           1,064,925
                                                               2003        0.606           0.803              68,808

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        0.913           0.606                  -
                                                               2001        1.000           0.913                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.215           1.228            267,576
                                                               2004        1.116           1.215            198,065
                                                               2003        0.889           1.116             24,446
                                                               2002        0.932           0.889                  -
                                                               2001        1.000           0.932                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.984           1.020            106,624
                                                               2004        0.995           0.984            100,138
                                                               2003        0.684           0.995             16,090
                                                               2002        0.923           0.684                  -
                                                               2001        1.000           0.923                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.029           1.098            221,381
                                                               2004        0.946           1.029            206,573
                                                               2003        0.740           0.946             46,991
                                                               2002        0.929           0.740                  -
                                                               2001        1.000           0.929                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.990           1.002             20,026
                                                               2004        0.996           0.990            143,313
                                                               2003        1.004           0.996              4,691
                                                               2002        1.007           1.004                  -
                                                               2001        1.000           1.007                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.745           0.792             62,111
                                                               2004        0.706           0.745             43,996
                                                               2003        0.563           0.706                  -
                                                               2002        0.846           0.563                  -
                                                               2001        1.000           0.846                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.093           1.129             39,861
                                                               2004        0.959           1.093             34,142
                                                               2003        0.686           0.959                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.937           0.686                  -
                                                               2001        1.000           0.937                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.209           1.392            237,522
                                                               2004        1.064           1.209             62,969
                                                               2003        0.842           1.064                  -
                                                               2002        0.943           0.842                  -
                                                               2001        1.000           0.943                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.432           1.665            484,446
                                                               2004        1.166           1.432            270,065
                                                               2003        0.856           1.166              6,840
                                                               2002        1.000           0.856                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.55%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.127           1.311                  -
                                                               2004        0.957           1.127                  -
                                                               2003        0.778           0.957                  -
                                                               2002        1.000           0.778                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.122           1.156                  -
                                                               2004        1.025           1.122                  -
                                                               2003        0.787           1.025                  -
                                                               2002        1.000           0.787                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.663           0.749             17,737
                                                               2004        0.621           0.663             21,358
                                                               2003        0.511           0.621             28,250
                                                               2002        0.751           0.511             36,065
                                                               2001        0.924           0.751             37,053
                                                               2000        1.055           0.924             37,068

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.022           1.147             37,535
                                                               2004        0.914           1.022             37,544
                                                               2003        0.686           0.914             31,673
                                                               2002        0.817           0.686             40,766
                                                               2001        0.967           0.817             41,734
                                                               2000        1.334           0.967             31,450

   Growth Fund - Class 2 Shares (2/00)                         2005        1.073           1.228             17,583
                                                               2004        0.969           1.073             31,773
                                                               2003        0.719           0.969             27,545
                                                               2002        0.967           0.719             27,113
                                                               2001        1.200           0.967             20,474
                                                               2000        1.247           1.200              9,891

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.270           1.324             53,549
                                                               2004        1.169           1.270             52,842
                                                               2003        0.896           1.169             55,704
                                                               2002        1.115           0.896              8,489
                                                               2001        1.104           1.115                  -
                                                               2000        0.994           1.104                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.632           1.722                  -
                                                               2004        1.261           1.632                  -
                                                               2003        0.956           1.261                  -
                                                               2002        1.000           0.956                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.208           1.311                  -
                                                               2004        1.074           1.208                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.206           1.308              8,787
                                                               2004        1.067           1.206              7,889
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.034                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        0.868           0.895              6,626
                                                               2004        0.790           0.868              6,633
                                                               2003        0.585           0.790                  -
                                                               2002        0.833           0.585                  -
                                                               2001        0.998           0.833                  -
                                                               2000        1.355           0.998                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.153           1.256             61,444
                                                               2004        1.040           1.153             63,631
                                                               2003        0.844           1.040             65,759
                                                               2002        1.000           0.844                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.776           2.229              2,076
                                                               2004        1.446           1.776              2,082
                                                               2003        1.000           1.446              2,084

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.079           1.171              7,536
                                                               2004        0.925           1.079              7,538
                                                               2003        0.710           0.925              8,660
                                                               2002        0.886           0.710             12,719
                                                               2001        1.071           0.886             13,265
                                                               2000        1.057           1.071             11,090

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.176           1.260                  -
                                                               2004        1.029           1.176                  -
                                                               2003        0.791           1.029                  -
                                                               2002        1.000           0.791                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.032           1.060             16,184
                                                               2004        0.964           1.032             17,692
                                                               2003        0.786           0.964                  -
                                                               2002        0.968           0.786                  -
                                                               2001        1.024           0.968                  -
                                                               2000        1.035           1.024                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.226           1.238                  -
                                                               2004        1.166           1.226                  -
                                                               2003        1.060           1.166                  -
                                                               2002        1.027           1.060                  -
                                                               2001        1.011           1.027                  -
                                                               2000        1.010           1.011                  -

   Equity Index Portfolio - Class II Shares (6/00)             2005        0.857           0.880                  -
                                                               2004        0.790           0.857              3,911
                                                               2003        0.628           0.790              3,916
                                                               2002        0.822           0.628              5,111
                                                               2001        0.952           0.822              6,152
                                                               2000        1.075           0.952              6,152

   Fundamental Value Portfolio (6/00)                          2005        1.293           1.334             64,300
                                                               2004        1.214           1.293             66,822
                                                               2003        0.889           1.214             61,484
                                                               2002        1.147           0.889             20,824
                                                               2001        1.230           1.147             20,828
                                                               2000        1.099           1.230             16,815

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.446           0.492                 -
                                                               2004        0.376           0.446             4,174
                                                               2003        0.283           0.376             4,179
                                                               2002        0.400           0.283             5,460
                                                               2001        0.673           0.400             6,578
                                                               2000        1.000           0.673             6,578

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.510           1.546                 -
                                                               2004        1.334           1.510                 -
                                                               2003        1.000           1.334                 -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.379           1.402             1,706
                                                               2004        1.243           1.379                 -
                                                               2003        1.000           1.243                 -

   Mid-Cap Value Portfolio (5/03)                              2005        1.537           1.638                 -
                                                               2004        1.258           1.537                 -
                                                               2003        1.000           1.258                 -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.123           1.128             1,679
                                                               2004        1.047           1.123                 -
                                                               2003        1.000           1.047                 -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.207           1.217             8,970
                                                               2004        1.168           1.207             8,983
                                                               2003        1.130           1.168             8,992
                                                               2002        1.052           1.130             3,340
                                                               2001        1.000           1.052                 -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.005           1.111                 -
                                                               2004        0.879           1.005                 -
                                                               2003        0.694           0.879                 -
                                                               2002        0.856           0.694                 -
                                                               2001        1.000           0.856                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.602           1.689               -
                                                               2004        1.289           1.602               -
                                                               2003        0.875           1.289               -
                                                               2002        1.087           0.875               -
                                                               2001        1.000           1.087               -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.299           1.331               -
                                                               2004        1.218           1.299               -
                                                               2003        0.890           1.218               -
                                                               2002        1.206           0.890               -
                                                               2001        1.202           1.206               -
                                                               2000        1.194           1.202               -

   Investors Fund - Class I (1/01)                             2005        1.182           1.240               -
                                                               2004        1.088           1.182               -
                                                               2003        0.835           1.088               -
                                                               2002        1.102           0.835               -
                                                               2001        1.193           1.102               -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.280           1.322               -
                                                               2004        1.129           1.280               -
                                                               2003        0.770           1.129               -
                                                               2002        1.198           0.770               -
                                                               2001        1.312           1.198               -
                                                               2000        1.481           1.312               -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.805           0.791               -
                                                               2004        0.791           0.805               -
                                                               2003        0.650           0.791               -
                                                               2002        0.893           0.650               -
                                                               2001        1.000           0.893               -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        0.863           0.903               -
                                                               2004        0.852           0.863               -
                                                               2003        0.644           0.852               -
                                                               2002        0.894           0.644               -
                                                               2001        1.000           0.894               -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.442           1.494            17,662
                                                               2004        1.373           1.442            17,683
                                                               2003        1.061           1.373                 -
                                                               2002        1.000           1.061                 -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.289           1.323                 -
                                                               2004        1.246           1.289                 -
                                                               2003        1.038           1.246                 -
                                                               2002        1.000           1.038                 -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.510           1.584                 -
                                                               2004        1.391           1.510                 -
                                                               2003        1.074           1.391                 -
                                                               2002        1.000           1.074                 -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.427           1.455                 -
                                                               2004        1.358           1.427                 -
                                                               2003        1.069           1.358                 -
                                                               2002        1.000           1.069                 -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.864           0.925                 -
                                                               2004        0.824           0.864                 -
                                                               2003        0.647           0.824                 -
                                                               2002        0.863           0.647                 -
                                                               2001        1.000           0.863                 -

   Equity Income Portfolio (10/00)                             2005        1.185           1.219                 -
                                                               2004        1.095           1.185                 -
                                                               2003        0.848           1.095             1,373
                                                               2002        1.001           0.848             7,261
                                                               2001        1.089           1.001             7,274
                                                               2000        1.058           1.089                 -

   Large Cap Portfolio (6/00)                                  2005        0.715           0.765                 -
                                                               2004        0.681           0.715             5,924
                                                               2003        0.555           0.681            13,468

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Large Cap Portfolio  (continued)                            2002        0.730           0.555            15,294
                                                               2001        0.897           0.730            16,878
                                                               2000        1.048           0.897            16,886

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.110                 -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.021                 -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.055                 -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.088                 -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.032                 -

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.755           0.833                 -
                                                               2004        0.662           0.755                 -
                                                               2003        0.555           0.662                 -
                                                               2002        0.753           0.555                 -
                                                               2001        0.986           0.753                 -
                                                               2000        1.106           0.986                 -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.647           0.627                 -
                                                               2004        0.583           0.647             8,071
                                                               2003        0.458           0.583            12,511
                                                               2002        0.708           0.458            16,874
                                                               2001        1.126           0.708            17,697
                                                               2000        1.559           1.126            17,705

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.834           0.846             3,956
                                                               2004        0.742           0.834                 -
                                                               2003        0.550           0.742                 -
                                                               2002        1.000           0.550                 -

   MFS Total Return Portfolio (7/00)                           2005        1.326           1.345             9,243
                                                               2004        1.209           1.326             7,853
                                                               2003        1.053           1.209                 -
                                                               2002        1.129           1.053                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   MFS Total Return Portfolio  (continued)                     2001        1.147           1.129                 -
                                                               2000        1.025           1.147                 -

   MFS Value Portfolio (5/04)                                  2005        1.121           1.175                 -
                                                               2004        1.000           1.121                 -

   Mondrian International Stock Portfolio (3/02)               2005        1.219           1.315                 -
                                                               2004        1.070           1.219                 -
                                                               2003        0.845           1.070                 -
                                                               2002        1.000           0.845                 -

   Pioneer Fund Portfolio (5/03)                               2005        1.330           1.388             4,465
                                                               2004        1.216           1.330             4,469
                                                               2003        1.000           1.216                 -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.040                 -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.094           1.117                 -
                                                               2004        1.000           1.094                 -

   Strategic Equity Portfolio (6/00)                           2005        0.720           0.723            22,832
                                                               2004        0.663           0.720            22,836
                                                               2003        0.508           0.663            24,675
                                                               2002        0.777           0.508            39,639
                                                               2001        0.911           0.777            48,566
                                                               2000        1.107           0.911            37,107

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.115                 -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                 -

   Travelers Managed Income Portfolio (7/00)                   2005        1.207           1.205            11,617
                                                               2004        1.192           1.207                 -
                                                               2003        1.116           1.192                 -
                                                               2002        1.109           1.116                 -
                                                               2001        1.056           1.109                 -
                                                               2000        1.018           1.056                 -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.656           0.696            16,759
                                                               2004        0.641           0.656            16,759

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Van Kampen Enterprise Portfolio (continued)                 2003        0.519           0.641             16,759
                                                               2002        0.746           0.519             16,759
                                                               2001        0.962           0.746             16,759
                                                               2000        1.195           0.962             16,759

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.995           1.003                  -
                                                               2004        0.999           0.995                  -
                                                               2003        1.000           0.999                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.238           1.361             51,217
                                                               2004        1.143           1.238             51,222
                                                               2003        0.863           1.143             34,451
                                                               2002        1.302           0.863             19,990
                                                               2001        1.378           1.302              6,781
                                                               2000        1.490           1.378              4,445

   Smith Barney High Income Portfolio (8/00)                   2005        1.134           1.146              5,209
                                                               2004        1.043           1.134              5,214
                                                               2003        0.830           1.043                  -
                                                               2002        0.872           0.830                  -
                                                               2001        0.920           0.872                  -
                                                               2000        0.992           0.920                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.914           0.947                  -
                                                               2004        0.925           0.914                  -
                                                               2003        0.637           0.925                  -
                                                               2002        0.860           0.637             16,919
                                                               2001        0.998           0.860             16,933
                                                               2000        1.083           0.998             16,933

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.333           1.422              8,689
                                                               2004        1.226           1.333              8,689
                                                               2003        0.960           1.226              9,354
                                                               2002        1.205           0.960             12,931
                                                               2001        1.360           1.205             12,948
                                                               2000        1.224           1.360             11,658

   Smith Barney Money Market Portfolio (2/00)                  2005        1.052           1.065              4,914
                                                               2004        1.059           1.052              5,375

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Smith Barney Money Market Portfolio (continued)             2003        1.069           1.059               490
                                                               2002        1.072           1.069               949
                                                               2001        1.050           1.072               952
                                                               2000        1.011           1.050                 -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.704           0.749                 -
                                                               2004        0.668           0.704             2,675
                                                               2003        0.533           0.668             6,938
                                                               2002        0.802           0.533             7,766
                                                               2001        1.189           0.802             8,488
                                                               2000        1.699           1.189             8,492

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.100           1.136                 -
                                                               2004        0.966           1.100                 -
                                                               2003        0.691           0.966                 -
                                                               2002        0.944           0.691                 -
                                                               2001        1.000           0.944                 -

Variable Insurance Products Fund

   Contrafund<< Portfolio - Service Class (5/00)               2005        1.154           1.328            10,048
                                                               2004        1.017           1.154            10,052
                                                               2003        0.804           1.017            10,056
                                                               2002        0.902           0.804             4,865
                                                               2001        1.045           0.902             5,854
                                                               2000        1.112           1.045             5,854

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.430           1.662             8,258
                                                               2004        1.165           1.430             5,974
                                                               2003        0.856           1.165             5,974
                                                               2002        1.000           0.856                 -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.65%

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.348           1.567                 -
                                                               2004        1.147           1.348                 -
                                                               2003        1.000           1.147                 -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.227           1.263            12,996
                                                               2004        1.122           1.227             4,346
                                                               2003        1.000           1.122                 -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.167           1.318                 -
                                                               2004        1.095           1.167                 -
                                                               2003        1.000           1.095                 -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.328           1.490             6,187
                                                               2004        1.189           1.328                 -
                                                               2003        1.000           1.189                 -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.274           1.456            62,804
                                                               2004        1.151           1.274            29,296
                                                               2003        1.000           1.151                 -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.247           1.298            57,744
                                                               2004        1.149           1.247            30,166
                                                               2003        1.000           1.149                 -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.480           1.560                 -
                                                               2004        1.145           1.480                 -
                                                               2003        1.000           1.145                 -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.207           1.308                 -
                                                               2004        1.074           1.207                 -
                                                               2003        1.000           1.074                 -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.205           1.305             23,642
                                                               2004        1.067           1.205             18,002
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.034                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.310           1.350              6,038
                                                               2004        1.194           1.310              5,064
                                                               2003        1.000           1.194                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.240           1.348              6,605
                                                               2004        1.119           1.240                  -
                                                               2003        1.000           1.119                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.552           1.945              3,560
                                                               2004        1.265           1.552                  -
                                                               2003        1.000           1.265                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.373           1.488             27,738
                                                               2004        1.177           1.373              4,847
                                                               2003        1.000           1.177                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.327           1.422                  -
                                                               2004        1.163           1.327                  -
                                                               2003        1.000           1.163                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.200           1.231             54,381
                                                               2004        1.121           1.200             47,733
                                                               2003        1.000           1.121                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.112           1.122              4,191
                                                               2004        1.059           1.112              3,063
                                                               2003        1.000           1.059                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----   -------------    -------------    ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.227           1.258                  -
                                                               2004        1.132           1.227                  -
                                                               2003        1.000           1.132                  -

   Fundamental Value Portfolio (6/00)                          2005        1.246           1.284             33,558
                                                               2004        1.171           1.246             24,946
                                                               2003        1.000           1.171                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.355           1.493                  -
                                                               2004        1.144           1.355                  -
                                                               2003        1.000           1.144                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.328           1.358                  -
                                                               2004        1.175           1.328                  -
                                                               2003        1.000           1.175                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.266           1.285              6,003
                                                               2004        1.142           1.266                  -
                                                               2003        1.000           1.142                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.413           1.504             19,207
                                                               2004        1.158           1.413                  -
                                                               2003        1.000           1.158                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.122           1.127             22,356
                                                               2004        1.048           1.122                  -
                                                               2003        1.000           1.048                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.059           1.067             35,033
                                                               2004        1.026           1.059              3,258
                                                               2003        1.000           1.026                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.351           1.491                  -
                                                               2004        1.182           1.351                  -
                                                               2003        1.000           1.182                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.537           1.619                   2,121
                                                               2004        1.238           1.537                       -
                                                               2003        1.000           1.238                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.248           1.278                       -
                                                               2004        1.172           1.248                       -
                                                               2003        1.000           1.172                       -

   Investors Fund - Class I (1/01)                             2005        1.247           1.307                   5,929
                                                               2004        1.149           1.247                       -
                                                               2003        1.000           1.149                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.402           1.447                       -
                                                               2004        1.239           1.402                       -
                                                               2003        1.000           1.239                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.122           1.101                       -
                                                               2004        1.103           1.122                       -
                                                               2003        1.000           1.103                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.167           1.220                       -
                                                               2004        1.153           1.167                       -
                                                               2003        1.000           1.153                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.186           1.228                  98,845
                                                               2004        1.131           1.186                  84,029
                                                               2003        1.000           1.131                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.127           1.155                  81,936
                                                               2004        1.091           1.127                  38,331
                                                               2003        1.000           1.091                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.238           1.298                       -
                                                               2004        1.142           1.238                       -
                                                               2003        1.000           1.142                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.180           1.202                       -
                                                               2004        1.124           1.180                       -
                                                               2003        1.000           1.124                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.193           1.276                       -
                                                               2004        1.138           1.193                       -
                                                               2003        1.000           1.138                       -

   Equity Income Portfolio (10/00)                             2005        1.226           1.260                   1,775
                                                               2004        1.134           1.226                       -
                                                               2003        1.000           1.134                       -

   Large Cap Portfolio (6/00)                                  2005        1.179           1.260                   3,224
                                                               2004        1.125           1.179                       -
                                                               2003        1.000           1.125                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.109                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.020                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.054                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.087                  11,973

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.031                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.244           1.371                       -
                                                               2004        1.091           1.244                       -
                                                               2003        1.000           1.091                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   MFS Emerging Growth Portfolio (2/00)                        2005        1.228           1.191                       -
                                                               2004        1.107           1.228                       -
                                                               2003        1.000           1.107                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.272           1.290                       -
                                                               2004        1.134           1.272                       -
                                                               2003        1.000           1.134                       -

   MFS Total Return Portfolio (7/00)                           2005        1.185           1.200                  11,550
                                                               2004        1.080           1.185                       -
                                                               2003        1.000           1.080                       -

   MFS Value Portfolio (5/04)                                  2005        1.120           1.173                   8,558
                                                               2004        1.000           1.120                       -

   Mondrian International Stock Portfolio (3/02)               2005        1.321           1.423                  10,672
                                                               2004        1.160           1.321                       -
                                                               2003        1.000           1.160                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.234           1.286                       -
                                                               2004        1.129           1.234                       -
                                                               2003        1.000           1.129                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.094           1.115                   6,653
                                                               2004        1.000           1.094                       -

   Strategic Equity Portfolio (6/00)                           2005        1.213           1.217                       -
                                                               2004        1.118           1.213                       -
                                                               2003        1.000           1.118                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.115                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.111                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.043           1.040                  15,500
                                                               2004        1.031           1.043                  17,272
                                                               2003        1.000           1.031                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.155           1.225                   1,419
                                                               2004        1.130           1.155                       -
                                                               2003        1.000           1.130                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.994           1.001                       -
                                                               2004        0.999           0.994                       -
                                                               2003        1.000           0.999                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.230           1.351                  37,603
                                                               2004        1.138           1.230                  11,227
                                                               2003        1.000           1.138                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.198           1.210                       -
                                                               2004        1.103           1.198                       -
                                                               2003        1.000           1.103                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.156           1.196                       -
                                                               2004        1.171           1.156                       -
                                                               2003        1.000           1.171                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.260           1.343                   5,217
                                                               2004        1.160           1.260                   5,219
                                                               2003        1.000           1.160                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.988           0.999                  21,906
                                                               2004        0.996           0.988                  19,959
                                                               2003        1.000           0.996                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.176           1.249                       -
                                                               2004        1.117           1.176                       -
                                                               2003        1.000           1.117                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.406           1.451                   1,274
                                                               2004        1.237           1.406                       -
                                                               2003        1.000           1.237                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.297           1.490                  24,118
                                                               2004        1.143           1.297                   5,023
                                                               2003        1.000           1.143                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.471           1.708                  14,767
                                                               2004        1.200           1.471                       -
                                                               2003        1.000           1.200                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -----------         -----------------
   Capital Appreciation Fund (3/02)                            2005        1.398           1.624                       -
                                                               2004        1.189           1.398                       -
                                                               2003        0.969           1.189                       -
                                                               2002        1.000           0.969                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.365           1.403                  82,201
                                                               2004        1.248           1.365                  66,221
                                                               2003        0.960           1.248                  55,990
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.224           1.383                  22,639
                                                               2004        1.150           1.224                  29,427
                                                               2003        0.948           1.150                  28,838
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.461           1.639                 236,271
                                                               2004        1.309           1.461                 197,563
                                                               2003        0.985           1.309                 144,510
                                                               2002        1.000           0.985                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.429           1.633                 811,971
                                                               2004        1.292           1.429                 841,707
                                                               2003        0.961           1.292                 674,663
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.372           1.428               1,334,060
                                                               2004        1.265           1.372               1,302,700
                                                               2003        0.971           1.265               1,117,921
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.711           1.803                       -
                                                               2004        1.325           1.711                       -
                                                               2003        1.005           1.325                       -
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.206           1.306                  13,365
                                                               2004        1.074           1.206                   1,394
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.204           1.304                  44,116
                                                               2004        1.067           1.204                  32,153
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.033                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.433           1.476                 175,725
                                                               2004        1.307           1.433                 250,989
                                                               2003        0.969           1.307                 158,368
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.355           1.473                 182,584
                                                               2004        1.223           1.355                 169,564
                                                               2003        0.994           1.223                 140,562
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.772           2.220                  17,251
                                                               2004        1.445           1.772                  10,971
                                                               2003        1.000           1.445                     688

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.498           1.623                 404,959
                                                               2004        1.285           1.498                 410,113
                                                               2003        0.989           1.285                 327,983
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.447           1.549                  36,260
                                                               2004        1.269           1.447                  13,744

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.977           1.269                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.280           1.312                 831,271
                                                               2004        1.196           1.280                 916,257
                                                               2003        0.977           1.196                 671,165
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.165           1.174                 463,407
                                                               2004        1.110           1.165                 463,361
                                                               2003        1.010           1.110                 323,056
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.316           1.349                 440,113
                                                               2004        1.214           1.316                 429,756
                                                               2003        0.967           1.214                 298,686
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (6/00)                          2005        1.401           1.443                 718,960
                                                               2004        1.316           1.401                 762,092
                                                               2003        0.966           1.316                 544,691
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.543           1.699                   4,479
                                                               2004        1.302           1.543                  29,032
                                                               2003        0.983           1.302                  27,299
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.506           1.540                       -
                                                               2004        1.333           1.506                       -
                                                               2003        1.000           1.333                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.376           1.396                  24,265
                                                               2004        1.242           1.376                   2,317
                                                               2003        1.000           1.242                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.533           1.631                   7,987
                                                               2004        1.257           1.533                   7,990
                                                               2003        1.000           1.257                  37,875

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.120           1.124                 132,437
                                                               2004        1.046           1.120                  64,766
                                                               2003        1.000           1.046                  11,362

   Total Return Portfolio - Administrative Class (5/01)        2005        1.078           1.085               1,550,550
                                                               2004        1.045           1.078               1,513,961
                                                               2003        1.012           1.045               1,146,936
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.436           1.584                  68,481
                                                               2004        1.257           1.436                  91,495
                                                               2003        0.994           1.257                  63,026
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.877                 149,542
                                                               2004        1.437           1.783                 141,908
                                                               2003        0.977           1.437                  92,122
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.397           1.430                 271,882
                                                               2004        1.312           1.397                 286,755
                                                               2003        0.960           1.312                 272,909
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (1/01)                             2005        1.353           1.418                 196,783
                                                               2004        1.247           1.353                 212,149
                                                               2003        0.959           1.247                 120,729
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.607           1.657                  76,407
                                                               2004        1.420           1.607                 100,927
                                                               2003        0.970           1.420                  86,086
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.188           1.166                 104,305
                                                               2004        1.169           1.188                 109,777
                                                               2003        0.963           1.169                  95,035
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.282           1.340                   8,020
                                                               2004        1.267           1.282                       -
                                                               2003        0.960           1.267                       -
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.313           1.359                 557,730
                                                               2004        1.253           1.313                 509,181
                                                               2003        0.969           1.253                 490,637
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.212           1.243                 769,999
                                                               2004        1.174           1.212                 841,302
                                                               2003        0.980           1.174                 306,044
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.350           1.414                 245,996
                                                               2004        1.245           1.350                 197,082
                                                               2003        0.963           1.245                 151,687
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.280           1.303                 105,858
                                                               2004        1.220           1.280                 102,611
                                                               2003        0.962           1.220                  62,307
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.287           1.376                  57,605
                                                               2004        1.229           1.287                  59,808
                                                               2003        0.967           1.229                  36,030
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        END OF YEAR            END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Equity Income Portfolio (10/00)                             2005        1.335           1.372                 666,567
                                                               2004        1.236           1.335                 788,266
                                                               2003        0.958           1.236                 636,759
                                                               2002        1.000           0.958                       -

   Large Cap Portfolio (6/00)                                  2005        1.241           1.326                  47,779
                                                               2004        1.185           1.241                  47,608
                                                               2003        0.967           1.185                  43,368
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.109                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.020                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.054                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.087                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.031                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.321           1.455                  33,676
                                                               2004        1.159           1.321                  34,564
                                                               2003        0.973           1.159                  30,330
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.367           1.326                       -
                                                               2004        1.233           1.367                  50,357
                                                               2003        0.971           1.233                  40,047
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.472           1.492                  27,340
                                                               2004        1.313           1.472                       -
                                                               2003        0.974           1.313                       -
                                                               2002        1.000           0.974                       -

   MFS Total Return Portfolio (7/00)                           2005        1.238           1.253                 832,099
                                                               2004        1.130           1.238                 728,909

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.130                 547,413
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                                  2005        1.120           1.172                       -
                                                               2004        1.000           1.120                       -

   Mondrian International Stock Portfolio (3/02)               2005        1.441           1.551                  11,804
                                                               2004        1.266           1.441                   1,103
                                                               2003        1.001           1.266                       -
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.327           1.383                       -
                                                               2004        1.214           1.327                       -
                                                               2003        1.000           1.214                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.114                   5,622
                                                               2004        1.000           1.093                   5,622

   Strategic Equity Portfolio (6/00)                           2005        1.369           1.374                   6,178
                                                               2004        1.263           1.369                   6,178
                                                               2003        0.970           1.263                   3,196
                                                               2002        1.000           0.970                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.093           1.090                 900,220
                                                               2004        1.081           1.093                 940,269
                                                               2003        1.014           1.081                 742,399
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.219           1.292                   5,686
                                                               2004        1.193           1.219                   5,698
                                                               2003        0.966           1.193                   3,437
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.993           0.999                       -
                                                               2004        0.998           0.993                       -
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.359           1.492               1,172,756
                                                               2004        1.258           1.359               1,213,908
                                                               2003        0.951           1.258                 947,548
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.372           1.384                 871,928
                                                               2004        1.263           1.372                 938,742
                                                               2003        1.007           1.263                 727,125
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.354           1.401                 201,200
                                                               2004        1.373           1.354                 208,788
                                                               2003        0.946           1.373                 205,485
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.353           1.441                 400,644
                                                               2004        1.246           1.353                 403,080
                                                               2003        0.977           1.246                 336,263
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.981           0.992                 873,271
                                                               2004        0.989           0.981               1,254,797
                                                               2003        1.000           0.989                 538,435
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.264           1.342                  96,541
                                                               2004        1.201           1.264                 107,315
                                                               2003        0.960           1.201                  90,811
                                                               2002        1.000           0.960                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.546           1.595                  57,413
                                                               2004        1.360           1.546                  78,814

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.975           1.360                  81,449
                                                               2002        1.000           0.975                       -

Variable Insurance Products Fund
   Contrafund << Portfolio - Service Class (5/00)              2005        1.419           1.630                 425,379
                                                               2004        1.251           1.419                 401,681
                                                               2003        0.992           1.251                 360,610
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.643           1.907                 258,487
                                                               2004        1.341           1.643                 299,647
                                                               2003        0.986           1.341                 213,509
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Capital Appreciation Fund (3/02)                            2005        1.121           1.302                  36,894
                                                               2004        0.954           1.121                  20,151
                                                               2003        0.777           0.954                  14,371
                                                               2002        1.000           0.777                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.116           1.147                       -
                                                               2004        1.021           1.116                       -
                                                               2003        0.786           1.021                       -
                                                               2002        1.000           0.786                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        0.776           0.876                   2,359
                                                               2004        0.729           0.776                   2,370
                                                               2003        0.601           0.729                   2,374
                                                               2002        0.885           0.601                       -
                                                               2001        1.000           0.885                       -
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.110           1.244                 189,172
                                                               2004        0.995           1.110                  86,407
                                                               2003        0.749           0.995                       -
                                                               2002        0.893           0.749                       -
                                                               2001        1.000           0.893                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        0.961           1.097                 318,044
                                                               2004        0.869           0.961                 142,633
                                                               2003        0.647           0.869                     939
                                                               2002        0.871           0.647                       -
                                                               2001        1.000           0.871                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.084           1.127                 484,514
                                                               2004        0.999           1.084                 471,293
                                                               2003        0.768           0.999                       -
                                                               2002        0.957           0.768                       -
                                                               2001        1.000           0.957                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.623           1.709                  82,644
                                                               2004        1.257           1.623                  59,655
                                                               2003        0.954           1.257                  21,110
                                                               2002        1.000           0.954                       -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.305                  14,627
                                                               2004        1.074           1.205                       -
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.302                   4,729
                                                               2004        1.067           1.203                       -
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.033                       -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        0.962           0.991                       -
                                                               2004        0.878           0.962                       -
                                                               2003        0.651           0.878                       -
                                                               2002        0.929           0.651                       -
                                                               2001        1.000           0.929                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.147           1.246                  89,615
                                                               2004        1.036           1.147                  60,112
                                                               2003        0.843           1.036                       -
                                                               2002        1.000           0.843                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.770           2.217                  60,250
                                                               2004        1.444           1.770                  12,110
                                                               2003        1.000           1.444                   1,599

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.082           1.172                  17,880
                                                               2004        0.929           1.082                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Templeton Foreign Securities Fund - Class 2 Shares
     (continued)                                               2003        0.715           0.929                       -
                                                               2002        0.894           0.715                       -
                                                               2001        1.000           0.894                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.169           1.251                 127,988
                                                               2004        1.026           1.169                  71,930
                                                               2003        0.790           1.026                       -
                                                               2002        1.000           0.790                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        0.994           1.019                   6,064
                                                               2004        0.930           0.994                       -
                                                               2003        0.760           0.930                       -
                                                               2002        0.937           0.760                       -
                                                               2001        1.000           0.937                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.181           1.190                       -
                                                               2004        1.126           1.181                       -
                                                               2003        1.025           1.126                       -
                                                               2002        0.995           1.025                       -
                                                               2001        1.000           0.995                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        0.946           0.969                 283,227
                                                               2004        0.873           0.946                 169,018
                                                               2003        0.695           0.873                  46,366
                                                               2002        0.912           0.695                       -
                                                               2001        1.000           0.912                       -

   Fundamental Value Portfolio (6/00)                          2005        1.025           1.056                   7,808
                                                               2004        0.964           1.025                       -
                                                               2003        0.708           0.964                       -
                                                               2002        0.915           0.708                       -
                                                               2001        1.000           0.915                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        0.869           0.957                       -
                                                               2004        0.734           0.869                       -
                                                               2003        0.554           0.734                       -
                                                               2002        0.785           0.554                       -
                                                               2001        1.000           0.785                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.505           1.538                  35,017
                                                               2004        1.333           1.505                  32,700
                                                               2003        1.000           1.333                   4,014

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.374           1.394                  53,274
                                                               2004        1.242           1.374                  31,692
                                                               2003        1.000           1.242                   5,319

   Mid-Cap Value Portfolio (5/03)                              2005        1.532           1.629                  66,229
                                                               2004        1.257           1.532                  49,838
                                                               2003        1.000           1.257                   5,215

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.119           1.122                 225,080
                                                               2004        1.045           1.119                 230,481
                                                               2003        1.000           1.045                       -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.187           1.195                 160,259
                                                               2004        1.151           1.187                  69,698
                                                               2003        1.115           1.151                       -
                                                               2002        1.041           1.115                       -
                                                               2001        1.000           1.041                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
     (5/01)                                                    2005        1.046           1.153                       -
                                                               2004        0.916           1.046                       -
                                                               2003        0.725           0.916                       -
                                                               2002        0.897           0.725                       -
                                                               2001        1.000           0.897                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.507           1.585                  55,446
                                                               2004        1.215           1.507                   8,394
                                                               2003        0.826           1.215                       -
                                                               2002        1.029           0.826                       -
                                                               2001        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.006           1.029                  91,691
                                                               2004        0.946           1.006                  69,554
                                                               2003        0.692           0.946                     867
                                                               2002        0.940           0.692                       -
                                                               2001        1.000           0.940                       -

   Investors Fund - Class I (1/01)                             2005        0.991           1.038                  12,123
                                                               2004        0.914           0.991                  11,028
                                                               2003        0.703           0.914                       -
                                                               2002        0.929           0.703                       -
                                                               2001        1.000           0.929                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        0.990           1.021                  47,768
                                                               2004        0.875           0.990                  19,847
                                                               2003        0.598           0.875                   3,414
                                                               2002        0.933           0.598                       -
                                                               2001        1.000           0.933                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.805           0.790                       -
                                                               2004        0.793           0.805                       -
                                                               2003        0.653           0.793                       -
                                                               2002        0.898           0.653                       -
                                                               2001        1.000           0.898                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
     (5/01)                                                    2005        0.873           0.912                       -
                                                               2004        0.864           0.873                       -
                                                               2003        0.655           0.864                       -
                                                               2002        0.910           0.655                       -
                                                               2001        1.000           0.910                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.435           1.485                       -
                                                               2004        1.370           1.435                       -
                                                               2003        1.060           1.370                       -
                                                               2002        1.000           1.060                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.283           1.314                       -
                                                               2004        1.243           1.283                       -
                                                               2003        1.037           1.243                       -
                                                               2002        1.000           1.037                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.503           1.574                       -
                                                               2004        1.388           1.503                       -
                                                               2003        1.073           1.388                       -
                                                               2002        1.000           1.073                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.421           1.446                       -
                                                               2004        1.354           1.421                       -
                                                               2003        1.068           1.354                       -
                                                               2002        1.000           1.068                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        0.877           0.938                  19,283
                                                               2004        0.838           0.877                  12,441
                                                               2003        0.660           0.838                       -
                                                               2002        0.882           0.660                       -
                                                               2001        1.000           0.882                       -

   Equity Income Portfolio (10/00)                             2005        1.102           1.132                 117,232
                                                               2004        1.021           1.102                 217,227
                                                               2003        0.792           1.021                   1,123
                                                               2002        0.936           0.792                       -
                                                               2001        1.000           0.936                       -

   Large Cap Portfolio (6/00)                                  2005        0.856           0.914                  27,487
                                                               2004        0.818           0.856                  24,729
                                                               2003        0.668           0.818                  24,729
                                                               2002        0.880           0.668                       -
                                                               2001        1.000           0.880                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.109                       -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.020                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.054                  24,396

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.087                  67,304

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   6,911

   Mercury Large Cap Core Portfolio (6/00)                     2005        0.861           0.948                  24,001
                                                               2004        0.756           0.861                   4,740
                                                               2003        0.635           0.756                       -
                                                               2002        0.863           0.635                       -
                                                               2001        1.000           0.863                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        0.759           0.736                       -
                                                               2004        0.685           0.759                  14,735
                                                               2003        0.540           0.685                   4,808
                                                               2002        0.835           0.540                       -
                                                               2001        1.000           0.835                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.829           0.840                  36,089
                                                               2004        0.740           0.829                  18,766
                                                               2003        0.549           0.740                   1,104
                                                               2002        1.000           0.549                       -

   MFS Total Return Portfolio (7/00)                           2005        1.137           1.150                 280,001
                                                               2004        1.038           1.137                 366,021
                                                               2003        0.906           1.038                   4,840
                                                               2002        0.973           0.906                       -
                                                               2001        1.000           0.973                       -

   MFS Value Portfolio (5/04)                                  2005        1.120           1.171                  40,963
                                                               2004        1.000           1.120                  29,551

   Mondrian International Stock Portfolio (3/02)               2005        1.212           1.305                  14,258
                                                               2004        1.066           1.212                       -
                                                               2003        0.843           1.066                       -
                                                               2002        1.000           0.843                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Pioneer Fund Portfolio (5/03)                               2005        1.326           1.381                  18,377
                                                               2004        1.214           1.326                  17,677
                                                               2003        1.000           1.214                       -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.039                   3,410

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.114                  22,766
                                                               2004        1.000           1.093                       -

   Strategic Equity Portfolio (6/00)                           2005        0.782           0.784                  19,848
                                                               2004        0.722           0.782                  19,856
                                                               2003        0.554           0.722                   1,584
                                                               2002        0.849           0.554                       -
                                                               2001        1.000           0.849                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.110                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.089           1.084                       -
                                                               2004        1.077           1.089                       -
                                                               2003        1.011           1.077                       -
                                                               2002        1.007           1.011                       -
                                                               2001        1.000           1.007                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        0.807           0.854                       -
                                                               2004        0.790           0.807                       -
                                                               2003        0.640           0.790                       -
                                                               2002        0.922           0.640                       -
                                                               2001        1.000           0.922                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.998                  34,886
                                                               2004        0.998           0.992                  12,693
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        0.862           0.946                  10,956
                                                               2004        0.798           0.862                       -
                                                               2003        0.604           0.798                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        0.912           0.604                       -
                                                               2001        1.000           0.912                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.204           1.214                       -
                                                               2004        1.109           1.204                       -
                                                               2003        0.885           1.109                       -
                                                               2002        0.931           0.885                       -
                                                               2001        1.000           0.931                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        0.975           1.008                       -
                                                               2004        0.989           0.975                       -
                                                               2003        0.682           0.989                       -
                                                               2002        0.922           0.682                       -
                                                               2001        1.000           0.922                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.020           1.085                       -
                                                               2004        0.940           1.020                       -
                                                               2003        0.737           0.940                       -
                                                               2002        0.927           0.737                       -
                                                               2001        1.000           0.927                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.981           0.991                       -
                                                               2004        0.989           0.981                       -
                                                               2003        1.000           0.989                       -
                                                               2002        1.005           1.000                       -
                                                               2001        1.000           1.005                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.738           0.783                       -
                                                               2004        0.702           0.738                       -
                                                               2003        0.561           0.702                       -
                                                               2002        0.845           0.561                       -
                                                               2001        1.000           0.845                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.083           1.116                       -
                                                               2004        0.953           1.083                       -
                                                               2003        0.683           0.953                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT         OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
------------------------------------------------------------   ----    -------------   -------------       -----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.935           0.683                       -
                                                               2001        1.000           0.935                       -

Variable Insurance Products Fund
   Contrafund << Portfolio - Service Class (5/00)              2005        1.199           1.376                   6,188
                                                               2004        1.057           1.199                       -
                                                               2003        0.838           1.057                       -
                                                               2002        0.942           0.838                       -
                                                               2001        1.000           0.942                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.422           1.650                 164,487
                                                               2004        1.161           1.422                 102,705
                                                               2003        0.855           1.161                     710
                                                               2002        1.000           0.855                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.80%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.395           1.619                     555
                                                               2004        1.188           1.395                       -
                                                               2003        0.968           1.188                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.362           1.399                 544,546
                                                               2004        1.247           1.362                 391,798
                                                               2003        0.960           1.247                 132,792
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.222           1.378                 118,538
                                                               2004        1.148           1.222                 107,514
                                                               2003        0.948           1.148                  56,579
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.458           1.634               2,015,328
                                                               2004        1.308           1.458               1,380,219
                                                               2003        0.984           1.308                 234,527
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.426           1.628               7,024,875
                                                               2004        1.291           1.426               5,178,708
                                                               2003        0.961           1.291               1,160,688
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.370           1.424               8,731,465
                                                               2004        1.263           1.370               6,778,127
                                                               2003        0.971           1.263               1,336,803
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.708           1.798                  20,885
                                                               2004        1.323           1.708                       -
                                                               2003        1.005           1.323                       -
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.205           1.304                 124,680
                                                               2004        1.074           1.205                  31,763
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.203           1.301                 410,697
                                                               2004        1.067           1.203                 266,973
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.033                  57,034

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.430           1.472                 976,839
                                                               2004        1.306           1.430                 808,014
                                                               2003        0.969           1.306                 197,012
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.352           1.468               1,104,163
                                                               2004        1.222           1.352                 790,024
                                                               2003        0.994           1.222                 124,736
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.769           2.214                 570,963
                                                               2004        1.444           1.769                 330,772
                                                               2003        1.000           1.444                  23,210

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.495           1.618               1,949,906
                                                               2004        1.284           1.495               1,314,117
                                                               2003        0.989           1.284                 301,150
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.444           1.544                 296,634
                                                               2004        1.267           1.444                 131,294

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.977           1.267                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.277           1.308               2,972,829
                                                               2004        1.195           1.277               2,460,562
                                                               2003        0.977           1.195                 722,211
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.162           1.171               2,762,355
                                                               2004        1.109           1.162               2,453,519
                                                               2003        1.010           1.109                 528,297
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.314           1.345               1,418,018
                                                               2004        1.213           1.314               1,278,376
                                                               2003        0.967           1.213                 406,638
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (6/00)                          2005        1.398           1.439               5,197,570
                                                               2004        1.315           1.398               4,442,339
                                                               2003        0.966           1.315               1,059,002
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.540           1.694                 112,445
                                                               2004        1.301           1.540                 114,949
                                                               2003        0.983           1.301                  44,257
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.503           1.536                 203,182
                                                               2004        1.332           1.503                 145,543
                                                               2003        1.000           1.332                   5,088

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.373           1.393                 389,577
                                                               2004        1.241           1.373                 238,090
                                                               2003        1.000           1.241                  66,009

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.531           1.627                 702,206
                                                               2004        1.256           1.531                 306,285
                                                               2003        1.000           1.256                  24,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.118           1.121               1,993,633
                                                               2004        1.045           1.118               1,416,064
                                                               2003        1.000           1.045                  74,524

   Total Return Portfolio - Administrative Class (5/01)        2005        1.075           1.082               7,533,642
                                                               2004        1.044           1.075               6,051,109
                                                               2003        1.012           1.044               1,810,590
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.433           1.579                 177,779
                                                               2004        1.255           1.433                 171,189
                                                               2003        0.994           1.255                  65,606
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.780           1.871                 582,766
                                                               2004        1.436           1.780                 418,701
                                                               2003        0.977           1.436                 213,538
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.395           1.425               1,554,598
                                                               2004        1.311           1.395               1,214,031
                                                               2003        0.960           1.311                 481,537
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (1/01)                             2005        1.351           1.413                 595,208
                                                               2004        1.246           1.351                 540,357
                                                               2003        0.959           1.246                 165,806
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.604           1.652                 320,087
                                                               2004        1.418           1.604                 277,758
                                                               2003        0.970           1.418                  89,952
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.186           1.163                 435,580
                                                               2004        1.168           1.186                 418,237
                                                               2003        0.963           1.168                 148,659
                                                               2002        1.000           0.963                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.279           1.336                  65,450
                                                               2004        1.266           1.279                  40,772
                                                               2003        0.960           1.266                   7,783
                                                               2002        1.000           0.960                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.311           1.355              11,592,316
                                                               2004        1.251           1.311               8,485,037
                                                               2003        0.969           1.251                 737,993
                                                               2002        1.000           0.969                       -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.210           1.239              12,219,192
                                                               2004        1.173           1.210               9,675,598
                                                               2003        0.980           1.173                 844,272
                                                               2002        1.000           0.980                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.347           1.410               4,034,650
                                                               2004        1.244           1.347               2,566,168
                                                               2003        0.963           1.244                  44,526
                                                               2002        1.000           0.963                       -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.277           1.299               1,905,337
                                                               2004        1.218           1.277               1,615,751
                                                               2003        0.962           1.218                 187,143
                                                               2002        1.000           0.962                       -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.285           1.372                 241,163
                                                               2004        1.228           1.285                 239,422
                                                               2003        0.967           1.228                  78,200
                                                               2002        1.000           0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Equity Income Portfolio (10/00)                             2005        1.333           1.367               2,251,097
                                                               2004        1.235           1.333               1,796,282
                                                               2003        0.958           1.235                 304,490
                                                               2002        1.000           0.958                       -

   Large Cap Portfolio (6/00)                                  2005        1.238           1.322                 392,678
                                                               2004        1.184           1.238                 302,101
                                                               2003        0.967           1.184                 153,454
                                                               2002        1.000           0.967                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108                  15,294

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019                       -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053                       -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.086                       -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                       -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.318           1.451                 109,359
                                                               2004        1.158           1.318                 105,100
                                                               2003        0.973           1.158                  32,716
                                                               2002        1.000           0.973                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.364           1.323                       -
                                                               2004        1.232           1.364                 384,779
                                                               2003        0.971           1.232                 121,953
                                                               2002        1.000           0.971                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.469           1.487                 362,912
                                                               2004        1.311           1.469                       -
                                                               2003        0.974           1.311                       -
                                                               2002        1.000           0.974                       -

   MFS Total Return Portfolio (7/00)                           2005        1.235           1.249               5,667,028
                                                               2004        1.128           1.235               4,150,019

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.128               1,058,596
                                                               2002        1.000           0.986                       -

   MFS Value Portfolio (5/04)                                  2005        1.119           1.170                 256,534
                                                               2004        1.000           1.119                 172,176

   Mondrian International Stock Portfolio (3/02)               2005        1.438           1.547                 557,621
                                                               2004        1.265           1.438                 334,945
                                                               2003        1.001           1.265                  19,795
                                                               2002        1.000           1.001                       -

   Pioneer Fund Portfolio (5/03)                               2005        1.325           1.379                 375,239
                                                               2004        1.214           1.325                 299,231
                                                               2003        1.000           1.214                  27,826

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038                       -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.093           1.113               1,101,817
                                                               2004        1.000           1.093                 407,548

   Strategic Equity Portfolio (6/00)                           2005        1.366           1.369                  83,666
                                                               2004        1.262           1.366                  73,019
                                                               2003        0.970           1.262                  35,436
                                                               2002        1.000           0.970                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.114                       -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109                       -

   Travelers Managed Income Portfolio (7/00)                   2005        1.091           1.086               1,985,243
                                                               2004        1.080           1.091               1,728,934
                                                               2003        1.014           1.080                 297,782
                                                               2002        1.000           1.014                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.216           1.288                  44,044
                                                               2004        1.192           1.216                  41,436
                                                               2003        0.966           1.192                  13,649
                                                               2002        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.992           0.997               1,113,589
                                                               2004        0.998           0.992                 777,353
                                                               2003        1.000           0.998                  16,215

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.357           1.488               7,703,478
                                                               2004        1.256           1.357               6,540,376
                                                               2003        0.951           1.256               1,914,647
                                                               2002        1.000           0.951                       -

   Smith Barney High Income Portfolio (8/00)                   2005        1.369           1.379               3,497,691
                                                               2004        1.262           1.369               2,553,497
                                                               2003        1.007           1.262                 630,255
                                                               2002        1.000           1.007                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.352           1.397               1,613,404
                                                               2004        1.371           1.352               1,460,997
                                                               2003        0.946           1.371                 455,784
                                                               2002        1.000           0.946                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.350           1.436               1,845,829
                                                               2004        1.245           1.350               1,815,921
                                                               2003        0.977           1.245                 752,823
                                                               2002        1.000           0.977                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.979           0.989               1,126,678
                                                               2004        0.988           0.979               1,789,598
                                                               2003        1.000           0.988                 487,386
                                                               2002        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.262           1.338                 138,400
                                                               2004        1.200           1.262                 113,944
                                                               2003        0.960           1.200                  64,821
                                                               2002        1.000           0.960                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.543           1.590                 768,463
                                                               2004        1.359           1.543                 729,454

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.975           1.359                 245,640
                                                               2002        1.000           0.975                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.416           1.625               2,874,374
                                                               2004        1.250           1.416               1,671,006
                                                               2003        0.992           1.250                 320,164
                                                               2002        1.000           0.992                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.640           1.901               1,578,558
                                                               2004        1.339           1.640               1,219,522
                                                               2003        0.986           1.339                 219,923
                                                               2002        1.000           0.986                       -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.117           1.297                  69,464
                                                               2004        0.952           1.117                  10,285
                                                               2003        0.777           0.952                   5,296
                                                               2002        1.000           0.777                   6,000

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.113           1.143                 433,246
                                                               2004        1.019           1.113                 206,918
                                                               2003        0.786           1.019                 134,576
                                                               2002        1.000           0.786                  70,619

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.034           1.166                  95,999
                                                               2004        0.973           1.034                  75,694
                                                               2003        0.803           0.973                  40,191
                                                               2002        1.183           0.803                   4,743
                                                               2001        1.000           1.183                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.473           1.649               1,392,866
                                                               2004        1.322           1.473                 689,281
                                                               2003        0.995           1.322                 338,279
                                                               2002        1.188           0.995                 108,035
                                                               2001        1.000           1.188                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.362           1.553               5,108,335
                                                               2004        1.233           1.362               3,022,506
                                                               2003        0.918           1.233               1,910,413
                                                               2002        1.238           0.918                 519,111
                                                               2001        1.000           1.238                   5,663

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.291           1.341               5,384,780
                                                               2004        1.191           1.291               3,748,375
                                                               2003        0.916           1.191               2,541,469
                                                               2002        1.143           0.916                 825,826
                                                               2001        1.000           1.143                   6,095

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.618           1.703                 444,721
                                                               2004        1.255           1.618                 282,289

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        0.953           1.255                 261,390
                                                               2002        1.000           0.953                 110,495

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.204           1.302                 230,497
                                                               2004        1.074           1.204                  45,466
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.202           1.299                 372,761
                                                               2004        1.067           1.202                  73,290
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032                 360,823

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.267           1.303                 828,548
                                                               2004        1.158           1.267                 703,458
                                                               2003        0.859           1.158                 247,570
                                                               2002        1.228           0.859                  73,361
                                                               2001        1.000           1.228                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.144           1.242               1,920,497
                                                               2004        1.035           1.144                 911,365
                                                               2003        0.842           1.035                 482,403
                                                               2002        1.000           0.842                 112,568

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.767           2.211                 453,826
                                                               2004        1.444           1.767                  74,045
                                                               2003        1.000           1.444                   6,032

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.369           1.481               1,323,471
                                                               2004        1.177           1.369                 672,403
                                                               2003        0.907           1.177                 254,384

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        1.134           0.907                 136,180
                                                               2001        1.000           1.134                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.166           1.246                 699,854
                                                               2004        1.024           1.166                 204,395
                                                               2003        0.789           1.024                  96,803
                                                               2002        1.000           0.789                  58,188

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.202           1.231               2,791,436
                                                               2004        1.125           1.202               2,527,277
                                                               2003        0.920           1.125               2,308,725
                                                               2002        1.137           0.920                 523,480
                                                               2001        1.000           1.137                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.197           1.205               1,763,130
                                                               2004        1.142           1.197               1,620,778
                                                               2003        1.041           1.142                 729,132
                                                               2002        1.012           1.041                 144,253
                                                               2001        1.000           1.012                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.180           1.208               2,001,890
                                                               2004        1.091           1.180               1,576,990
                                                               2003        0.870           1.091               1,068,257
                                                               2002        1.141           0.870                 208,514
                                                               2001        1.000           1.141                       -

   Fundamental Value Portfolio (6/00)                          2005        1.310           1.347               2,282,236
                                                               2004        1.233           1.310               2,104,693
                                                               2003        0.906           1.233               1,683,561
                                                               2002        1.173           0.906                 528,533
                                                               2001        1.000           1.173                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.279           1.406                 122,864
                                                               2004        1.081           1.279                 131,294
                                                               2003        0.817           1.081                 131,035
                                                               2002        1.158           0.817                  43,642
                                                               2001        1.000           1.158                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.502           1.534                 386,440
                                                               2004        1.332           1.502                 112,428
                                                               2003        1.000           1.332                 101,266

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.372           1.391                 516,959
                                                               2004        1.241           1.372                 439,996
                                                               2003        1.000           1.241                   9,795

   Mid-Cap Value Portfolio (5/03)                              2005        1.529           1.625                 891,248
                                                               2004        1.256           1.529                 337,639
                                                               2003        1.000           1.256                 171,217

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.117           1.119               2,555,183
                                                               2004        1.045           1.117                 974,468
                                                               2003        1.000           1.045                 233,173

   Total Return Portfolio - Administrative Class (5/01)        2005        1.140           1.146              12,289,203
                                                               2004        1.107           1.140              11,093,565
                                                               2003        1.074           1.107              10,441,947
                                                               2002        1.003           1.074               3,411,930
                                                               2001        1.000           1.003                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.323           1.458                 188,294
                                                               2004        1.160           1.323                 191,672
                                                               2003        0.919           1.160                 186,378
                                                               2002        1.138           0.919                  63,610
                                                               2001        1.000           1.138                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.783           1.874                 418,626
                                                               2004        1.439           1.783                 396,956
                                                               2003        0.980           1.439                 376,864
                                                               2002        1.221           0.980                 182,271
                                                               2001        1.000           1.221                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR         YEAR        END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.204           1.229               1,548,293
                                                               2004        1.132           1.204               1,643,520
                                                               2003        0.829           1.132               1,213,718
                                                               2002        1.127           0.829                 482,311
                                                               2001        1.000           1.127                   6,229

   Investors Fund - Class I (1/01)                             2005        1.205           1.261               1,014,142
                                                               2004        1.112           1.205               1,069,597
                                                               2003        0.856           1.112                 738,841
                                                               2002        1.134           0.856                 316,814
                                                               2001        1.000           1.134                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.329           1.369                 467,037
                                                               2004        1.176           1.329                 436,895
                                                               2003        0.805           1.176                 267,896
                                                               2002        1.255           0.805                  20,161
                                                               2001        1.000           1.255                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.008           0.988                 274,180
                                                               2004        0.993           1.008                 129,017
                                                               2003        0.819           0.993                  60,101
                                                               2002        1.128           0.819                  13,026
                                                               2001        1.000           1.128                       -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.146           1.196                  44,833
                                                               2004        1.135           1.146                  46,001
                                                               2003        0.861           1.135                  33,703
                                                               2002        1.198           0.861                  24,619
                                                               2001        1.000           1.198                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.432           1.480               2,931,737
                                                               2004        1.368           1.432               1,902,696
                                                               2003        1.060           1.368               1,000,414
                                                               2002        1.000           1.060                 228,011

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.280           1.310               6,959,628
                                                               2004        1.242           1.280               4,117,282
                                                               2003        1.037           1.242               1,860,167
                                                               2002        1.000           1.037                 367,255

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.500           1.569               1,001,500
                                                               2004        1.386           1.500                 388,786
                                                               2003        1.073           1.386                 193,380
                                                               2002        1.000           1.073                  27,934

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.417           1.441                 941,155
                                                               2004        1.353           1.417                 596,551
                                                               2003        1.068           1.353                 416,126
                                                               2002        1.000           1.068                  43,322

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.196           1.277                 190,318
                                                               2004        1.144           1.196                 375,673
                                                               2003        0.901           1.144                 277,176
                                                               2002        1.206           0.901                  89,349
                                                               2001        1.000           1.206                       -

   Equity Income Portfolio (10/00)                             2005        1.326           1.360               2,433,988
                                                               2004        1.229           1.326               2,231,165
                                                               2003        0.955           1.229               1,497,940
                                                               2002        1.130           0.955                 132,792
                                                               2001        1.000           1.130                       -

   Large Cap Portfolio (6/00)                                  2005        1.103           1.177                 305,074
                                                               2004        1.055           1.103                 587,004
                                                               2003        0.862           1.055                 525,495
                                                               2002        1.138           0.862                  71,115
                                                               2001        1.000           1.138                       -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.108                   4,537

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.019                  25,289

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.053                  49,057

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.086                  44,275

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.030                   4,434

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.145           1.259                 382,840
                                                               2004        1.006           1.145                 528,392
                                                               2003        0.846           1.006                 438,531
                                                               2002        1.151           0.846                  27,272
                                                               2001        1.000           1.151                       -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.104           1.070                       -
                                                               2004        0.997           1.104                 180,941
                                                               2003        0.787           0.997                 112,048
                                                               2002        1.219           0.787                  33,294
                                                               2001        1.000           1.219                       -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.827           0.837                 363,071
                                                               2004        0.738           0.827                 197,288
                                                               2003        0.549           0.738                  79,566
                                                               2002        1.000           0.549                   6,056

   MFS Total Return Portfolio (7/00)                           2005        1.258           1.271               5,187,440
                                                               2004        1.150           1.258               4,470,787
                                                               2003        1.005           1.150               3,403,681
                                                               2002        1.081           1.005                 458,806
                                                               2001        1.000           1.081                       -

   MFS Value Portfolio (5/04)                                  2005        1.119           1.169                 425,726
                                                               2004        1.000           1.119                  22,370

   Mondrian International Stock Portfolio (3/02)               2005        1.209           1.300                 476,199
                                                               2004        1.064           1.209                 377,856
                                                               2003        0.843           1.064                  45,040
                                                               2002        1.000           0.843                   7,884

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Pioneer Fund Portfolio (5/03)                               2005        1.324           1.377                 109,545
                                                               2004        1.213           1.324                  68,258
                                                               2003        1.000           1.213                  14,955

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.038                   2,664

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.092           1.112               1,908,893
                                                               2004        1.000           1.092                 828,053

   Strategic Equity Portfolio (6/00)                           2005        1.054           1.056                 229,625
                                                               2004        0.974           1.054                 192,976
                                                               2003        0.749           0.974                 137,627
                                                               2002        1.148           0.749                  83,170
                                                               2001        1.000           1.148                       -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.113                   8,406

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.109                  15,029

   Travelers Managed Income Portfolio (7/00)                   2005        1.057           1.052               3,723,014
                                                               2004        1.047           1.057               3,291,375
                                                               2003        0.984           1.047               2,134,736
                                                               2002        0.981           0.984                 483,229
                                                               2001        1.000           0.981                       -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.041           1.102                 258,617
                                                               2004        1.021           1.041                 124,503
                                                               2003        0.828           1.021                  78,814
                                                               2002        1.194           0.828                       -
                                                               2001        1.000           1.194                       -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.991           0.996                 337,114
                                                               2004        0.998           0.991                  90,836
                                                               2003        1.000           0.998                   2,550

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.143           1.253               3,688,212
                                                               2004        1.059           1.143               3,272,963
                                                               2003        0.802           1.059               2,216,985

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        1.213           0.802                 741,620
                                                               2001        1.000           1.213                   5,724

   Smith Barney High Income Portfolio (8/00)                   2005        1.337           1.347               1,752,598
                                                               2004        1.234           1.337               1,653,614
                                                               2003        0.985           1.234               1,341,664
                                                               2002        1.037           0.985                 201,900
                                                               2001        1.000           1.037                       -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.245           1.286               1,397,017
                                                               2004        1.264           1.245               1,352,456
                                                               2003        0.872           1.264               1,110,282
                                                               2002        1.181           0.872                 384,417
                                                               2001        1.000           1.181                       -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.352           1.437                 576,586
                                                               2004        1.247           1.352                 654,161
                                                               2003        0.979           1.247                 544,924
                                                               2002        1.233           0.979                 270,753
                                                               2001        1.000           1.233                       -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.973           0.982               2,876,757
                                                               2004        0.983           0.973               3,211,212
                                                               2003        0.995           0.983               2,901,484
                                                               2002        1.000           0.995               2,395,570
                                                               2001        1.000           1.000                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.987           1.046                 126,788
                                                               2004        0.940           0.987                  96,939
                                                               2003        0.752           0.940                  68,581
                                                               2002        1.134           0.752                  28,027
                                                               2001        1.000           1.134                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.403           1.445                 342,386
                                                               2004        1.236           1.403                 292,379
                                                               2003        0.887           1.236                 145,645

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        1.215           0.887                  36,890
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.419           1.628               2,046,688
                                                               2004        1.254           1.419               1,366,552
                                                               2003        0.995           1.254                 855,032
                                                               2002        1.119           0.995                 157,173
                                                               2001        1.000           1.119                       -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.418           1.643               1,993,749
                                                               2004        1.159           1.418               1,597,208
                                                               2003        0.854           1.159               1,203,368
                                                               2002        1.000           0.854                 289,347

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 1.90%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.392           1.615                   4,486
                                                               2004        1.187           1.392                       -
                                                               2003        0.968           1.187                       -
                                                               2002        1.000           0.968                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.359           1.395                 230,939
                                                               2004        1.245           1.359                 142,683
                                                               2003        0.960           1.245                  17,683
                                                               2002        1.000           0.960                       -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.220           1.374                 250,328
                                                               2004        1.147           1.220                 177,996
                                                               2003        0.948           1.147                   2,282
                                                               2002        1.000           0.948                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.455           1.629               1,319,621
                                                               2004        1.307           1.455                 921,393
                                                               2003        0.984           1.307                  21,601
                                                               2002        1.000           0.984                       -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.423           1.623               5,346,859
                                                               2004        1.289           1.423               3,889,901
                                                               2003        0.961           1.289                 197,129
                                                               2002        1.000           0.961                       -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.367           1.419               5,705,950
                                                               2004        1.262           1.367               4,565,999
                                                               2003        0.971           1.262                 218,397
                                                               2002        1.000           0.971                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.704           1.792                  13,016
                                                               2004        1.322           1.704                       -
                                                               2003        1.005           1.322                       -
                                                               2002        1.000           1.005                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.301                  80,130
                                                               2004        1.074           1.203                  18,674
                                                               2003        1.000           1.074                       -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.298                 329,313
                                                               2004        1.067           1.201                 111,046
                                                               2003        1.000           1.067                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032                 148,649

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.427           1.467                 453,034
                                                               2004        1.305           1.427                 339,336
                                                               2003        0.969           1.305                  21,966
                                                               2002        1.000           0.969                       -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.349           1.464                 802,702
                                                               2004        1.221           1.349                 435,422
                                                               2003        0.994           1.221                  81,165
                                                               2002        1.000           0.994                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.766           2.208                 673,885
                                                               2004        1.443           1.766                 411,039
                                                               2003        1.000           1.443                   6,116

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.492           1.613               1,509,203
                                                               2004        1.283           1.492                 926,948
                                                               2003        0.989           1.283                  82,373
                                                               2002        1.000           0.989                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.441           1.540                 374,307
                                                               2004        1.266           1.441                  96,370

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.977           1.266                       -
                                                               2002        1.000           0.977                       -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.274           1.304               1,459,674
                                                               2004        1.194           1.274               1,164,526
                                                               2003        0.977           1.194                 123,883
                                                               2002        1.000           0.977                       -

   Diversified Strategic Income Portfolio (7/00)               2005        1.160           1.167               1,465,999
                                                               2004        1.108           1.160               1,054,803
                                                               2003        1.010           1.108                  52,594
                                                               2002        1.000           1.010                       -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.311           1.341                 537,104
                                                               2004        1.212           1.311                 445,730
                                                               2003        0.967           1.212                  55,919
                                                               2002        1.000           0.967                       -

   Fundamental Value Portfolio (6/00)                          2005        1.395           1.434               3,838,530
                                                               2004        1.314           1.395               3,058,014
                                                               2003        0.966           1.314                 334,222
                                                               2002        1.000           0.966                       -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.536           1.689                 165,810
                                                               2004        1.300           1.536                 160,198
                                                               2003        0.983           1.300                   4,552
                                                               2002        1.000           0.983                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.501           1.532                 800,681
                                                               2004        1.331           1.501                 609,594
                                                               2003        1.000           1.331                  15,544

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.371           1.389                 317,200
                                                               2004        1.240           1.371                 265,274
                                                               2003        1.000           1.240                  51,007

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------------     ----    -------------   -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.528           1.623                 704,796
                                                               2004        1.255           1.528                 332,971
                                                               2003        1.000           1.255                  75,311

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.116           1.118               2,083,403
                                                               2004        1.044           1.116               1,088,852
                                                               2003        1.000           1.044                  52,544

   Total Return Portfolio - Administrative Class (5/01)        2005        1.073           1.079               5,404,293
                                                               2004        1.043           1.073               3,675,069
                                                               2003        1.012           1.043                 267,269
                                                               2002        1.000           1.012                       -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.430           1.574                  25,498
                                                               2004        1.254           1.430                  23,260
                                                               2003        0.994           1.254                  11,369
                                                               2002        1.000           0.994                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.776           1.865                 225,436
                                                               2004        1.434           1.776                 137,545
                                                               2003        0.977           1.434                  17,932
                                                               2002        1.000           0.977                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.392           1.421                 596,811
                                                               2004        1.310           1.392                 586,661
                                                               2003        0.960           1.310                  78,881
                                                               2002        1.000           0.960                       -

   Investors Fund - Class I (1/01)                             2005        1.348           1.409                 414,368
                                                               2004        1.245           1.348                 297,333
                                                               2003        0.959           1.245                  24,131
                                                               2002        1.000           0.959                       -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.600           1.647                 249,877
                                                               2004        1.417           1.600                 216,754
                                                               2003        0.970           1.417                  60,634
                                                               2002        1.000           0.970                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.184           1.159             323,446
                                                               2004        1.167           1.184             285,896
                                                               2003        0.963           1.167              32,197
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.277           1.332              44,057
                                                               2004        1.265           1.277              10,160
                                                               2003        0.960           1.265                   -
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.308           1.351           7,129,582
                                                               2004        1.250           1.308           5,935,322
                                                               2003        0.969           1.250             958,749
                                                               2002        1.000           0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.207           1.235           6,346,991
                                                               2004        1.172           1.207           5,487,238
                                                               2003        0.979           1.172             616,544
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.344           1.405           2,502,833
                                                               2004        1.243           1.344           1,373,084
                                                               2003        0.963           1.243              33,002
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.275           1.295           1,443,302
                                                               2004        1.217           1.275           1,092,955
                                                               2003        0.962           1.217             162,388
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.282           1.368             274,059
                                                               2004        1.227           1.282             205,108
                                                               2003        0.967           1.227              24,489
                                                               2002        1.000           0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Equity Income Portfolio (10/00)                                2005        1.330           1.363             962,670
                                                               2004        1.234           1.330             701,393
                                                               2003        0.958           1.234              60,336
                                                               2002        1.000           0.958                   -

Large Cap Portfolio (6/00)                                     2005        1.236           1.318             270,082
                                                               2004        1.182           1.236             193,842
                                                               2003        0.967           1.182                   -
                                                               2002        1.000           0.967                   -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.108               9,909

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.019             105,069

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.053                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.086                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.030                   -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.316           1.446              11,626
                                                               2004        1.157           1.316               7,738
                                                               2003        0.973           1.157                 396
                                                               2002        1.000           0.973                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.361           1.320                   -
                                                               2004        1.231           1.361             137,234
                                                               2003        0.971           1.231              70,268
                                                               2002        1.000           0.971                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.466           1.483             135,843
                                                               2004        1.310           1.466                   -
                                                               2003        0.974           1.310                   -
                                                               2002        1.000           0.974                   -

MFS Total Return Portfolio (7/00)                              2005        1.233           1.245           4,028,230
                                                               2004        1.127           1.233           2,625,579

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.127             154,112
                                                               2002        1.000           0.986                   -

MFS Value Portfolio (5/04)                                     2005        1.118           1.168             276,541
                                                               2004        1.000           1.118              79,566

Mondrian International Stock Portfolio (3/02)                  2005        1.435           1.542             238,939
                                                               2004        1.263           1.435             195,264
                                                               2003        1.001           1.263              49,152
                                                               2002        1.000           1.001                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.322           1.375             239,006
                                                               2004        1.213           1.322             201,931
                                                               2003        1.000           1.213              72,653

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.038              12,269

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.111             694,655
                                                               2004        1.000           1.092             320,293

Strategic Equity Portfolio (6/00)                              2005        1.364           1.365              87,313
                                                               2004        1.261           1.364              73,485
                                                               2003        0.969           1.261                   -
                                                               2002        1.000           0.969                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.027           1.113               4,564

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.109               4,598

Travelers Managed Income Portfolio (7/00)                      2005        1.089           1.083           1,143,469
                                                               2004        1.079           1.089           1,119,058
                                                               2003        1.014           1.079              45,940
                                                               2002        1.000           1.014                   -

Van Kampen Enterprise Portfolio (4/00)                         2005        1.214           1.284             100,784
                                                               2004        1.191           1.214              95,663
                                                               2003        0.966           1.191              50,348
                                                               2002        1.000           0.966                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.995             327,422
                                                               2004        0.998           0.990             202,208
                                                               2003        1.000           0.998              44,772

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.354           1.483           4,097,054
                                                               2004        1.255           1.354           3,329,614
                                                               2003        0.951           1.255             456,033
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.366           1.375           1,825,361
                                                               2004        1.260           1.366           1,428,316
                                                               2003        1.007           1.260             139,546
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.349           1.393           1,032,736
                                                               2004        1.370           1.349             877,426
                                                               2003        0.946           1.370             124,291
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.347           1.432             752,252
                                                               2004        1.244           1.347             725,410
                                                               2003        0.977           1.244             189,632
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.977           0.986             337,166
                                                               2004        0.987           0.977           1,014,806
                                                               2003        1.000           0.987             184,101
                                                               2002        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.259           1.334              44,573
                                                               2004        1.199           1.259              37,311
                                                               2003        0.960           1.199                   -
                                                               2002        1.000           0.960                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.540           1.585             252,834
                                                               2004        1.358           1.540             236,806

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities
   Portfolio (continued)                                       2003        0.975           1.358               5,372
                                                               2002        1.000           0.975                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.413           1.620           1,924,423
                                                               2004        1.249           1.413           1,184,830
                                                               2003        0.992           1.249              36,767
                                                               2002        1.000           0.992                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.636           1.895           1,628,696
                                                               2004        1.338           1.636           1,093,125
                                                               2003        0.986           1.338              38,544
                                                               2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.391           1.612                   -
                                                               2004        1.186           1.391                   -
                                                               2003        0.968           1.186                   -
                                                               2002        1.000           0.968                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.358           1.393                   -
                                                               2004        1.245           1.358                   -
                                                               2003        0.960           1.245                   -
                                                               2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.218           1.372                   -
                                                               2004        1.147           1.218                   -
                                                               2003        0.948           1.147                   -
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.454           1.626                   -
                                                               2004        1.306           1.454                   -
                                                               2003        0.984           1.306                   -
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.422           1.620               7,510
                                                               2004        1.289           1.422                   -
                                                               2003        0.961           1.289                   -
                                                               2002        1.000           0.961                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.365           1.417                   -
                                                               2004        1.261           1.365                   -
                                                               2003        0.971           1.261                   -
                                                               2002        1.000           0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.702           1.789              10,218
                                                               2004        1.321           1.702                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.321                   -
                                                               2002        1.000           1.005                   -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.203           1.299                   -
                                                               2004        1.074           1.203                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.201           1.297                   -
                                                               2004        1.067           1.201                   -
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.032                   -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.425           1.465                   -
                                                               2004        1.304           1.425                   -
                                                               2003        0.969           1.304                   -
                                                               2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.348           1.462              24,185
                                                               2004        1.220           1.348                   -
                                                               2003        0.994           1.220                   -
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.764           2.205               5,475
                                                               2004        1.443           1.764                   -
                                                               2003        1.000           1.443                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.490           1.610                   -
                                                               2004        1.282           1.490                   -
                                                               2003        0.989           1.282                   -
                                                               2002        1.000           0.989                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.440           1.537               6,845
                                                               2004        1.265           1.440                   -
                                                               2003        0.976           1.265                   -
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.273           1.302                   -
                                                               2004        1.193           1.273                   -
                                                               2003        0.977           1.193                   -
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.159           1.166                   -
                                                               2004        1.107           1.159                   -
                                                               2003        1.010           1.107                   -
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.310           1.339               8,273
                                                               2004        1.211           1.310                   -
                                                               2003        0.967           1.211                   -
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (6/00)                          2005        1.394           1.432                   -
                                                               2004        1.313           1.394                   -
                                                               2003        0.966           1.313                   -
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.535           1.686                   -
                                                               2004        1.299           1.535                   -
                                                               2003        0.983           1.299                   -
                                                               2002        1.000           0.983                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.500           1.529               6,970
                                                               2004        1.331           1.500                   -
                                                               2003        1.000           1.331                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.370           1.387                   -
                                                               2004        1.240           1.370                   -
                                                               2003        1.000           1.240                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.527           1.620                   -
                                                               2004        1.255           1.527                   -
                                                               2003        1.000           1.255                   -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.116                   -
                                                               2004        1.044           1.115                   -
                                                               2003        1.000           1.044                   -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.072           1.077               6,523
                                                               2004        1.042           1.072                   -
                                                               2003        1.012           1.042                   -
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.428           1.572                   -
                                                               2004        1.253           1.428                   -
                                                               2003        0.994           1.253                   -
                                                               2002        1.000           0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.774           1.863              11,803
                                                               2004        1.433           1.774                   -
                                                               2003        0.977           1.433                   -
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.390           1.419                   -
                                                               2004        1.309           1.390                   -
                                                               2003        0.960           1.309                   -
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (1/01)                             2005        1.347           1.407                   -
                                                               2004        1.244           1.347                   -
                                                               2003        0.959           1.244                   -
                                                               2002        1.000           0.959                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.599           1.645              13,402
                                                               2004        1.416           1.599                   -
                                                               2003        0.970           1.416                   -
                                                               2002        1.000           0.970                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.182           1.157                   -
                                                               2004        1.166           1.182                   -
                                                               2003        0.963           1.166                   -
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.275           1.330                   -
                                                               2004        1.264           1.275                   -
                                                               2003        0.960           1.264                   -
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.307           1.349             113,585
                                                               2004        1.249           1.307             134,665
                                                               2003        0.969           1.249                   -
                                                               2002        1.000           0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.206           1.233                   -
                                                               2004        1.171           1.206                   -
                                                               2003        0.979           1.171                   -
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.343           1.403                   -
                                                               2004        1.242           1.343                   -
                                                               2003        0.963           1.242                   -
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.274           1.293                   -
                                                               2004        1.216           1.274                   -
                                                               2003        0.962           1.216                   -
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.281           1.366                   -
                                                               2004        1.226           1.281                   -
                                                               2003        0.967           1.226                   -
                                                               2002        1.000           0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Equity Income Portfolio (10/00)                                2005        1.329           1.361                   -
                                                               2004        1.233           1.329                   -
                                                               2003        0.958           1.233                   -
                                                               2002        1.000           0.958                   -

Large Cap Portfolio (6/00)                                     2005        1.235           1.316                   -
                                                               2004        1.182           1.235                   -
                                                               2003        0.967           1.182                   -
                                                               2002        1.000           0.967                   -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000           1.107                   -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007           1.018                   -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008           1.052                   -

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000           1.085                   -

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000           1.029                   -

Mercury Large Cap Core Portfolio (6/00)                        2005        1.314           1.444                   -
                                                               2004        1.156           1.314                   -
                                                               2003        0.973           1.156                   -
                                                               2002        1.000           0.973                   -

MFS Emerging Growth Portfolio (2/00)                           2005        1.360           1.318                   -
                                                               2004        1.230           1.360                   -
                                                               2003        0.971           1.230                   -
                                                               2002        1.000           0.971                   -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.465           1.481               5,209
                                                               2004        1.309           1.465                   -
                                                               2003        0.974           1.309                   -
                                                               2002        1.000           0.974                   -

MFS Total Return Portfolio (7/00)                              2005        1.231           1.243               2,888
                                                               2004        1.127           1.231                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
MFS Total Return Portfolio  (continued)                        2003        0.986           1.127                   -
                                                               2002        1.000           0.986                   -

MFS Value Portfolio (5/04)                                     2005        1.118           1.167                   -
                                                               2004        1.000           1.118                   -

Mondrian International Stock Portfolio (3/02)                  2005        1.433           1.540              16,456
                                                               2004        1.263           1.433                   -
                                                               2003        1.001           1.263                   -
                                                               2002        1.000           1.001                   -

Pioneer Fund Portfolio (5/03)                                  2005        1.321           1.373                   -
                                                               2004        1.212           1.321                   -
                                                               2003        1.000           1.212                   -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036           1.037                   -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.092           1.110                   -
                                                               2004        1.000           1.092                   -

Strategic Equity Portfolio (6/00)                              2005        1.362           1.363                   -
                                                               2004        1.260           1.362                   -
                                                               2003        0.969           1.260                   -
                                                               2002        1.000           0.969                   -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.027           1.113                   -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000           1.108                   -

Travelers Managed Income Portfolio (7/00)                      2005        1.088           1.081                   -
                                                               2004        1.078           1.088                   -
                                                               2003        1.014           1.078                   -
                                                               2002        1.000           1.014                   -

Van Kampen Enterprise Portfolio (4/00)                         2005        1.212           1.282                   -
                                                               2004        1.190           1.212                   -
                                                               2003        0.966           1.190                   -
                                                               2002        1.000           0.966                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.990           0.994                   -
                                                               2004        0.998           0.990                   -
                                                               2003        1.000           0.998                   -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.353           1.481                   -
                                                               2004        1.254           1.353                   -
                                                               2003        0.951           1.254                   -
                                                               2002        1.000           0.951                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.365           1.373                   -
                                                               2004        1.260           1.365                   -
                                                               2003        1.007           1.260                   -
                                                               2002        1.000           1.007                   -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.348           1.391                   -
                                                               2004        1.369           1.348                   -
                                                               2003        0.946           1.369                   -
                                                               2002        1.000           0.946                   -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.346           1.430                   -
                                                               2004        1.243           1.346                   -
                                                               2003        0.977           1.243                   -
                                                               2002        1.000           0.977                   -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.976           0.984                   -
                                                               2004        0.987           0.976                   -
                                                               2003        1.000           0.987                   -
                                                               2002        1.000           1.000                   -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.258           1.331                   -
                                                               2004        1.198           1.258                   -
                                                               2003        0.959           1.198                   -
                                                               2002        1.000           0.959                   -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.538           1.583                   -
                                                               2004        1.357           1.538                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------------       ----    -------------   -------------    ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.357                   -
                                                               2002        1.000           0.974                   -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.412           1.618                   -
                                                               2004        1.248           1.412                   -
                                                               2003        0.992           1.248                   -
                                                               2002        1.000           0.992                   -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.635           1.892              12,281
                                                               2004        1.337           1.635                   -
                                                               2003        0.986           1.337                   -
                                                               2002        1.000           0.986                   -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.00%

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Capital Appreciation Fund (3/02)                            2005        1.389           1.610                   -
                                                               2004        1.186           1.389                   -
                                                               2003        0.968           1.186                   -
                                                               2002        1.000           0.968                   -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.356           1.391              12,305
                                                               2004        1.244           1.356               7,914
                                                               2003        0.960           1.244                   -
                                                               2002        1.000           0.960                   -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.217           1.370                   -
                                                               2004        1.146           1.217                   -
                                                               2003        0.948           1.146                   -
                                                               2002        1.000           0.948                   -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.452           1.624              63,624
                                                               2004        1.305           1.452              16,089
                                                               2003        0.984           1.305                   -
                                                               2002        1.000           0.984                   -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.420           1.618             258,891
                                                               2004        1.288           1.420              59,168
                                                               2003        0.961           1.288               2,719
                                                               2002        1.000           0.961                   -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.364           1.415             229,631
                                                               2004        1.261           1.364              71,798
                                                               2003        0.971           1.261              16,467
                                                               2002        1.000           0.971                   -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.701           1.787                 705
                                                               2004        1.321           1.701                   -
                                                               2003        1.005           1.321                   -
                                                               2002        1.000           1.005                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
------------------------------------------------------------   ----    -------------   -------------    ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.202           1.298                   -
                                                               2004        1.074           1.202                   -
                                                               2003        1.000           1.074                   -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.200           1.295              34,696
                                                               2004        1.067           1.200               9,982
                                                               2003        1.000           1.067                   -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031              77,214

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.424           1.463                   -
                                                               2004        1.303           1.424                   -
                                                               2003        0.969           1.303                   -
                                                               2002        1.000           0.969                   -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.347           1.459              76,699
                                                               2004        1.220           1.347              10,810
                                                               2003        0.994           1.220                   -
                                                               2002        1.000           0.994                   -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.763           2.202              19,456
                                                               2004        1.442           1.763               1,778
                                                               2003        1.000           1.442                   -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.489           1.608              45,342
                                                               2004        1.281           1.489              29,054
                                                               2003        0.989           1.281              24,859
                                                               2002        1.000           0.989                   -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.438           1.535              17,765
                                                               2004        1.265           1.438               1,328

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------           ----    -------------   -------------    ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.976           1.265                   -
                                                               2002        1.000           0.976                   -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.272           1.300              86,807
                                                               2004        1.193           1.272              21,342
                                                               2003        0.977           1.193                   -
                                                               2002        1.000           0.977                   -

   Diversified Strategic Income Portfolio (7/00)               2005        1.158           1.164               2,316
                                                               2004        1.106           1.158               2,319
                                                               2003        1.010           1.106                   -
                                                               2002        1.000           1.010                   -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.308           1.337               3,148
                                                               2004        1.211           1.308               3,152
                                                               2003        0.967           1.211                   -
                                                               2002        1.000           0.967                   -

   Fundamental Value Portfolio (6/00)                          2005        1.392           1.430              30,829
                                                               2004        1.312           1.392              15,869
                                                               2003        0.966           1.312                 832
                                                               2002        1.000           0.966                   -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.533           1.684                   -
                                                               2004        1.298           1.533                   -
                                                               2003        0.983           1.298                   -
                                                               2002        1.000           0.983                   -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.498           1.527               9,646
                                                               2004        1.330           1.498               2,221
                                                               2003        1.000           1.330                   -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.369           1.385               4,107
                                                               2004        1.239           1.369                   -
                                                               2003        1.000           1.239                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                      PORTFOLIO NAME                           YEAR        YEAR         END OF YEAR       END OF YEAR
----------------------------------------------------------     ----    -------------   -------------    ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.525           1.618              35,837
                                                               2004        1.255           1.525               6,621
                                                               2003        1.000           1.255                 574

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114           1.115             151,970
                                                               2004        1.044           1.114              61,268
                                                               2003        1.000           1.044              29,542

   Total Return Portfolio - Administrative Class (5/01)        2005        1.071           1.076             174,968
                                                               2004        1.042           1.071              31,435
                                                               2003        1.012           1.042              14,239
                                                               2002        1.000           1.012                   -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.427           1.569                   -
                                                               2004        1.253           1.427                   -
                                                               2003        0.994           1.253                   -
                                                               2002        1.000           0.994                   -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.773           1.860              14,298
                                                               2004        1.433           1.773                   -
                                                               2003        0.977           1.433                   -
                                                               2002        1.000           0.977                   -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.389           1.417                   -
                                                               2004        1.308           1.389                   -
                                                               2003        0.960           1.308                   -
                                                               2002        1.000           0.960                   -

   Investors Fund - Class I (1/01)                             2005        1.345           1.405               1,091
                                                               2004        1.243           1.345                   -
                                                               2003        0.958           1.243                   -
                                                               2002        1.000           0.958                   -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.597           1.642               2,886
                                                               2004        1.415           1.597               1,205
                                                               2003        0.970           1.415                   -
                                                               2002        1.000           0.970                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                    NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR       END OF YEAR
-----------------------------------------------------------    ----    -------------   -------------    ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.181           1.156                   -
                                                               2004        1.166           1.181                   -
                                                               2003        0.963           1.166                   -
                                                               2002        1.000           0.963                   -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.274           1.328                   -
                                                               2004        1.263           1.274                   -
                                                               2003        0.960           1.263                   -
                                                               2002        1.000           0.960                   -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.305           1.347             238,315
                                                               2004        1.249           1.305             167,138
                                                               2003        0.969           1.249             152,451
                                                               2002        1.000           0.969                   -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.205           1.231             143,709
                                                               2004        1.171           1.205             146,527
                                                               2003        0.979           1.171              72,172
                                                               2002        1.000           0.979                   -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.341           1.401             222,692
                                                               2004        1.241           1.341             202,906
                                                               2003        0.963           1.241                   -
                                                               2002        1.000           0.963                   -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.272           1.291                   -
                                                               2004        1.216           1.272                   -
                                                               2003        0.962           1.216                   -
                                                               2002        1.000           0.962                   -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.279           1.364                   -
                                                               2004        1.226           1.279                   -
                                                               2003        0.967           1.226                   -
                                                               2002        1.000           0.967                   -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Equity Income Portfolio (10/00)                             2005        1.327           1.359                938
                                                               2004        1.232           1.327                  -
                                                               2003        0.958           1.232                  -
                                                               2002        1.000           0.958                  -

   Large Cap Portfolio (6/00)                                  2005        1.233           1.314              3,521
                                                               2004        1.181           1.233              3,521
                                                               2003        0.967           1.181                616
                                                               2002        1.000           0.967                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107             23,645

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.085             11,903

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.029                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.313           1.442                  -
                                                               2004        1.156           1.313                  -
                                                               2003        0.973           1.156                  -
                                                               2002        1.000           0.973                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.358           1.317                  -
                                                               2004        1.229           1.358              1,415
                                                               2003        0.971           1.229                  -
                                                               2002        1.000           0.971                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.463           1.478              3,169
                                                               2004        1.308           1.463                  -
                                                               2003        0.974           1.308                  -
                                                               2002        1.000           0.974                  -

   MFS Total Return Portfolio (7/00)                           2005        1.230           1.242             54,528
                                                               2004        1.126           1.230              3,680

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   MFS Total Return Portfolio  (continued)                     2003        0.986           1.126                635
                                                               2002        1.000           0.986                  -

   MFS Value Portfolio (5/04)                                  2005        1.118           1.166             27,311
                                                               2004        1.000           1.118                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.432           1.537              8,336
                                                               2004        1.262           1.432                  -
                                                               2003        1.001           1.262                  -
                                                               2002        1.000           1.001                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.320           1.372                  -
                                                               2004        1.212           1.320                  -
                                                               2003        1.000           1.212                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.109             93,381
                                                               2004        1.000           1.091             34,210

   Strategic Equity Portfolio (6/00)                           2005        1.361           1.361                  -
                                                               2004        1.260           1.361                  -
                                                               2003        0.969           1.260                  -
                                                               2002        1.000           0.969                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.087           1.080             39,938
                                                               2004        1.078           1.087             22,533
                                                               2003        1.014           1.078              1,913
                                                               2002        1.000           1.014                  -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.211           1.280                  -
                                                               2004        1.190           1.211                  -
                                                               2003        0.966           1.190                  -
                                                               2002        1.000           0.966                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Travelers Series Fund Inc.

   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.993              2,511
                                                               2004        0.998           0.989              2,514
                                                               2003        1.000           0.998                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.351           1.479             44,546
                                                               2004        1.254           1.351              2,707
                                                               2003        0.951           1.254                  -
                                                               2002        1.000           0.951                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.363           1.371             62,996
                                                               2004        1.259           1.363             40,792
                                                               2003        1.007           1.259                  -
                                                               2002        1.000           1.007                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.346           1.388             10,438
                                                               2004        1.369           1.346              9,394
                                                               2003        0.946           1.369                  -
                                                               2002        1.000           0.946                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.345           1.428             27,339
                                                               2004        1.242           1.345             14,742
                                                               2003        0.977           1.242                  -
                                                               2002        1.000           0.977                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.975           0.983             48,266
                                                               2004        0.986           0.975             27,896
                                                               2003        1.000           0.986                  -
                                                               2002        1.000           1.000                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.257           1.329                  -
                                                               2004        1.198           1.257                  -
                                                               2003        0.959           1.198                  -
                                                               2002        1.000           0.959                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.537           1.580                  -
                                                               2004        1.356           1.537                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974           1.356                  -
                                                               2002        1.000           0.974                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.410           1.615             26,380
                                                               2004        1.247           1.410              2,113
                                                               2003        0.991           1.247                  -
                                                               2002        1.000           0.991                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.633           1.889             48,261
                                                               2004        1.336           1.633              8,965
                                                               2003        0.986           1.336                536
                                                               2002        1.000           0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.05%

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Capital Appreciation Fund (3/02)                            2005        1.111           1.287                  -
                                                               2004        0.949           1.111                  -
                                                               2003        0.775           0.949                  -
                                                               2002        1.000           0.775                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.107           1.135                  -
                                                               2004        1.016           1.107                  -
                                                               2003        0.785           1.016                  -
                                                               2002        1.000           0.785                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.028           1.156              2,023
                                                               2004        0.968           1.028                  -
                                                               2003        0.801           0.968                  -
                                                               2002        1.182           0.801                  -
                                                               2001        1.000           1.182                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.463           1.635             92,526
                                                               2004        1.316           1.463             45,727
                                                               2003        0.993           1.316                  -
                                                               2002        1.187           0.993                  -
                                                               2001        1.000           1.187                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.353           1.540            339,051
                                                               2004        1.227           1.353            224,757
                                                               2003        0.916           1.227             13,689
                                                               2002        1.237           0.916                  -
                                                               2001        1.000           1.237                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.282           1.330            210,374
                                                               2004        1.186           1.282            141,724
                                                               2003        0.914           1.186             88,389
                                                               2002        1.143           0.914                  -
                                                               2001        1.000           1.143                  -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.609           1.690                  -
                                                               2004        1.250           1.609                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        0.952           1.250                  -
                                                               2002        1.000           0.952                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.297                  -
                                                               2004        1.074           1.201                  -
                                                               2003        1.000           1.074                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.294              6,383
                                                               2004        1.067           1.199              1,538
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.259           1.292             13,854
                                                               2004        1.153           1.259              7,904
                                                               2003        0.857           1.153                  -
                                                               2002        1.227           0.857                  -
                                                               2001        1.000           1.227                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.138           1.233            113,725
                                                               2004        1.031           1.138             62,851
                                                               2003        0.841           1.031                  -
                                                               2002        1.000           0.841                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.761           2.199             34,370
                                                               2004        1.442           1.761             27,878
                                                               2003        1.000           1.442              4,181

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.361           1.469             98,761
                                                               2004        1.172           1.361             66,369
                                                               2003        0.904           1.172             10,166

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Templeton Foreign Securities Fund - Class 2 Shares
   (continued)                                                 2002        1.134           0.904                  -
                                                               2001        1.000           1.134                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.160           1.237              5,511
                                                               2004        1.020           1.160              1,140
                                                               2003        0.788           1.020                  -
                                                               2002        1.000           0.788                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.194           1.220            119,527
                                                               2004        1.120           1.194             96,922
                                                               2003        0.918           1.120                  -
                                                               2002        1.136           0.918                  -
                                                               2001        1.000           1.136                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.189           1.195             62,261
                                                               2004        1.137           1.189             41,948
                                                               2003        1.039           1.137                  -
                                                               2002        1.011           1.039                  -
                                                               2001        1.000           1.011                  -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.173           1.198             32,169
                                                               2004        1.086           1.173             24,381
                                                               2003        0.867           1.086                  -
                                                               2002        1.141           0.867                  -
                                                               2001        1.000           1.141                  -

   Fundamental Value Portfolio (6/00)                          2005        1.301           1.336            107,320
                                                               2004        1.227           1.301             78,557
                                                               2003        0.904           1.227                  -
                                                               2002        1.172           0.904                  -
                                                               2001        1.000           1.172                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.270           1.394                  -
                                                               2004        1.076           1.270                  -
                                                               2003        0.815           1.076                  -
                                                               2002        1.158           0.815                  -
                                                               2001        1.000           1.158                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.497           1.525             11,493
                                                               2004        1.330           1.497             11,540
                                                               2003        1.000           1.330                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.368           1.383             70,546
                                                               2004        1.239           1.368             69,261
                                                               2003        1.000           1.239             71,566

   Mid-Cap Value Portfolio (5/03)                              2005        1.524           1.616             78,565
                                                               2004        1.254           1.524             66,625
                                                               2003        1.000           1.254             13,602

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.113           1.113            288,960
                                                               2004        1.043           1.113            171,050
                                                               2003        1.000           1.043             78,471

   Total Return Portfolio - Administrative Class (5/01)        2005        1.132           1.137            388,412
                                                               2004        1.102           1.132            164,259
                                                               2003        1.071           1.102                  -
                                                               2002        1.002           1.071                  -
                                                               2001        1.000           1.002                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.315           1.445                  -
                                                               2004        1.155           1.315                  -
                                                               2003        0.917           1.155                  -
                                                               2002        1.137           0.917                  -
                                                               2001        1.000           1.137                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.771           1.858             34,614
                                                               2004        1.433           1.771             15,588
                                                               2003        0.977           1.433                  -
                                                               2002        1.220           0.977                  -
                                                               2001        1.000           1.220                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.196           1.219             30,618
                                                               2004        1.127           1.196              9,549
                                                               2003        0.827           1.127                  -
                                                               2002        1.127           0.827                  -
                                                               2001        1.000           1.127                  -

   Investors Fund - Class I (1/01)                             2005        1.197           1.250             18,740
                                                               2004        1.107           1.197              9,435
                                                               2003        0.854           1.107                  -
                                                               2002        1.133           0.854                  -
                                                               2001        1.000           1.133                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.320           1.357             57,267
                                                               2004        1.171           1.320             56,224
                                                               2003        0.802           1.171                  -
                                                               2002        1.255           0.802                  -
                                                               2001        1.000           1.255                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.001           0.979                  -
                                                               2004        0.989           1.001                  -
                                                               2003        0.817           0.989                  -
                                                               2002        1.127           0.817                  -
                                                               2001        1.000           1.127                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.139           1.186                  -
                                                               2004        1.130           1.139                  -
                                                               2003        0.859           1.130                  -
                                                               2002        1.197           0.859                  -
                                                               2001        1.000           1.197                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.426           1.470            189,544
                                                               2004        1.365           1.426            159,891
                                                               2003        1.060           1.365             79,503
                                                               2002        1.000           1.060                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.274           1.301            421,372
                                                               2004        1.238           1.274            273,574
                                                               2003        1.037           1.238             34,419
                                                               2002        1.000           1.037                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.493           1.559            159,791
                                                               2004        1.382           1.493            130,088
                                                               2003        1.073           1.382                  -
                                                               2002        1.000           1.073                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.411           1.432             57,253
                                                               2004        1.349           1.411             24,670
                                                               2003        1.068           1.349                  -
                                                               2002        1.000           1.068                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.189           1.266                  -
                                                               2004        1.139           1.189                  -
                                                               2003        0.899           1.139                  -
                                                               2002        1.206           0.899                  -
                                                               2001        1.000           1.206                  -

   Equity Income Portfolio (10/00)                             2005        1.317           1.348             74,242
                                                               2004        1.224           1.317             52,584
                                                               2003        0.952           1.224             35,771
                                                               2002        1.129           0.952                  -
                                                               2001        1.000           1.129                  -

   Large Cap Portfolio (6/00)                                  2005        1.096           1.167                  -
                                                               2004        1.050           1.096                  -
                                                               2003        0.860           1.050                  -
                                                               2002        1.137           0.860                  -
                                                               2001        1.000           1.137                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.107                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.018                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.052             14,308

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.085                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.029                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.137           1.249             39,338
                                                               2004        1.002           1.137             33,831
                                                               2003        0.844           1.002                  -
                                                               2002        1.151           0.844                  -
                                                               2001        1.000           1.151                  -

   MFS Emerging Growth Portfolio (2/00)                        2005        1.096           1.063                  -
                                                               2004        0.993           1.096                  -
                                                               2003        0.785           0.993                  -
                                                               2002        1.218           0.785                  -
                                                               2001        1.000           1.218                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        0.822           0.830             10,540
                                                               2004        0.736           0.822             10,388
                                                               2003        0.548           0.736                  -
                                                               2002        1.000           0.548                  -

   MFS Total Return Portfolio (7/00)                           2005        1.250           1.261             80,510
                                                               2004        1.144           1.250             46,257
                                                               2003        1.002           1.144             74,835
                                                               2002        1.080           1.002                  -
                                                               2001        1.000           1.080                  -

   MFS Value Portfolio (5/04)                                  2005        1.117           1.165             19,960
                                                               2004        1.000           1.117              8,567

   Mondrian International Stock Portfolio (3/02)               2005        1.202           1.290             47,848
                                                               2004        1.060           1.202             30,586
                                                               2003        0.842           1.060                  -
                                                               2002        1.000           0.842                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Pioneer Fund Portfolio (5/03)                               2005        1.319           1.370              2,908
                                                               2004        1.212           1.319              1,735
                                                               2003        1.000           1.212                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.037                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.108             52,692
                                                               2004        1.000           1.091             30,316

   Strategic Equity Portfolio (6/00)                           2005        1.047           1.047                  -
                                                               2004        0.970           1.047                  -
                                                               2003        0.747           0.970                  -
                                                               2002        1.148           0.747                  -
                                                               2001        1.000           1.148                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.027           1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.108                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.050           1.043            155,816
                                                               2004        1.042           1.050            117,811
                                                               2003        0.981           1.042                  -
                                                               2002        0.980           0.981                  -
                                                               2001        1.000           0.980                  -

   Van Kampen Enterprise Portfolio (4/00)                      2005        1.034           1.092                  -
                                                               2004        1.016           1.034                  -
                                                               2003        0.826           1.016                  -
                                                               2002        1.193           0.826                  -
                                                               2001        1.000           1.193                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.989           0.991             30,100
                                                               2004        0.997           0.989                  -
                                                               2003        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.136           1.242            149,332
                                                               2004        1.054           1.136             92,170
                                                               2003        0.800           1.054                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Smith Barney Aggressive Growth Portfolio  (continued)       2002        1.212           0.800                   -
                                                               2001        1.000           1.212                   -

   Smith Barney High Income Portfolio (8/00)                   2005        1.329           1.336             27,070
                                                               2004        1.228           1.329             18,983
                                                               2003        0.983           1.228                  -
                                                               2002        1.037           0.983                  -
                                                               2001        1.000           1.037                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.237           1.275            130,235
                                                               2004        1.258           1.237            112,011
                                                               2003        0.870           1.258                  -
                                                               2002        1.181           0.870                  -
                                                               2001        1.000           1.181                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.343           1.425             14,845
                                                               2004        1.241           1.343             14,847
                                                               2003        0.976           1.241                  -
                                                               2002        1.232           0.976                  -
                                                               2001        1.000           1.232                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.967           0.974            132,472
                                                               2004        0.978           0.967             32,120
                                                               2003        0.992           0.978                  -
                                                               2002        1.000           0.992                  -
                                                               2001        1.000           1.000                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        0.981           1.037                  -
                                                               2004        0.935           0.981                  -
                                                               2003        0.750           0.935                  -
                                                               2002        1.134           0.750                  -
                                                               2001        1.000           1.134                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.394           1.432             16,170
                                                               2004        1.231           1.394             15,034
                                                               2003        0.885           1.231                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        1.215           0.885                  -
                                                               2001        1.000           1.215                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.410           1.614             18,005
                                                               2004        1.248           1.410             13,584
                                                               2003        0.992           1.248             13,584
                                                               2002        1.118           0.992                  -
                                                               2001        1.000           1.118                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.411           1.631             89,979
                                                               2004        1.155           1.411             46,989
                                                               2003        0.853           1.155                  -
                                                               2002        1.000           0.853                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Capital Appreciation Fund (3/02)                            2005        1.340           1.551                159
                                                               2004        1.145           1.340                  -
                                                               2003        1.000           1.145                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.220           1.249              5,093
                                                               2004        1.120           1.220                  -
                                                               2003        1.000           1.120                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.159           1.304                  -
                                                               2004        1.093           1.159                  -
                                                               2003        1.000           1.093                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.319           1.474             33,810
                                                               2004        1.187           1.319             20,425
                                                               2003        1.000           1.187                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.266           1.440            495,689
                                                               2004        1.149           1.266            102,273
                                                               2003        1.000           1.149                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.239           1.284            278,103
                                                               2004        1.147           1.239            107,765
                                                               2003        1.000           1.147                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.470           1.543              1,987
                                                               2004        1.143           1.470                  -
                                                               2003        1.000           1.143                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.201           1.295              2,632
                                                               2004        1.074           1.201                  -
                                                               2003        1.000           1.074                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.199           1.293            118,685
                                                               2004        1.067           1.199                  -
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.031            141,388

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.302           1.336             21,578
                                                               2004        1.192           1.302             20,936
                                                               2003        1.000           1.192                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.232           1.334            156,547
                                                               2004        1.117           1.232             32,618
                                                               2003        1.000           1.117                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.542           1.924             26,812
                                                               2004        1.263           1.542                  -
                                                               2003        1.000           1.263                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.364           1.472            111,621
                                                               2004        1.175           1.364             10,115
                                                               2003        1.000           1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.319           1.406            121,975
                                                               2004        1.161           1.319                  -
                                                               2003        1.000           1.161                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.192           1.218             25,336
                                                               2004        1.119           1.192                  -
                                                               2003        1.000           1.119                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.105           1.110             24,652
                                                               2004        1.057           1.105             45,255
                                                               2003        1.000           1.057                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.219           1.245             56,720
                                                               2004        1.130           1.219             54,008
                                                               2003        1.000           1.130                  -

   Fundamental Value Portfolio (6/00)                          2005        1.238           1.271             19,317
                                                               2004        1.169           1.238                  -
                                                               2003        1.000           1.169                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.347           1.478             33,744
                                                               2004        1.142           1.347                  -
                                                               2003        1.000           1.142                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.320           1.344             44,697
                                                               2004        1.173           1.320              4,856
                                                               2003        1.000           1.173                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.258           1.272              5,316
                                                               2004        1.140           1.258                  -
                                                               2003        1.000           1.140                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.404           1.488             87,302
                                                               2004        1.156           1.404             16,199
                                                               2003        1.000           1.156                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.115           1.115            185,851
                                                               2004        1.046           1.115             10,245
                                                               2003        1.000           1.046                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.052           1.056            470,959
                                                               2004        1.024           1.052              4,979
                                                               2003        1.000           1.024                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.343           1.475                  -
                                                               2004        1.180           1.343                  -
                                                               2003        1.000           1.180                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.528           1.601                  -
                                                               2004        1.236           1.528                  -
                                                               2003        1.000           1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.241           1.264                  -
                                                               2004        1.170           1.241                  -
                                                               2003        1.000           1.170                  -

   Investors Fund - Class I (1/01)                             2005        1.240           1.293              5,937
                                                               2004        1.147           1.240                  -
                                                               2003        1.000           1.147                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.394           1.432                  -
                                                               2004        1.236           1.394                  -
                                                               2003        1.000           1.236                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.115           1.090                  -
                                                               2004        1.101           1.115                  -
                                                               2003        1.000           1.101                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.160           1.207                  -
                                                               2004        1.151           1.160                  -
                                                               2003        1.000           1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.179           1.215            589,302
                                                               2004        1.129           1.179            241,112
                                                               2003        1.000           1.129                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.120           1.143            142,759
                                                               2004        1.089           1.120            102,335
                                                               2003        1.000           1.089                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.231           1.284             30,949
                                                               2004        1.140           1.231                  -
                                                               2003        1.000           1.140                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.173           1.189             69,100
                                                               2004        1.122           1.173             23,773
                                                               2003        1.000           1.122                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.185           1.262                  -
                                                               2004        1.136           1.185                  -
                                                               2003        1.000           1.136                  -

   Equity Income Portfolio (10/00)                             2005        1.218           1.246             45,518
                                                               2004        1.132           1.218                  -
                                                               2003        1.000           1.132                  -

   Large Cap Portfolio (6/00)                                  2005        1.172           1.247              1,666
                                                               2004        1.123           1.172                  -
                                                               2003        1.000           1.123                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000           1.106                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007           1.017                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008           1.051                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000           1.084                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000           1.028                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.236           1.357                  -
                                                               2004        1.090           1.236                  -
                                                               2003        1.000           1.090                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   MFS Emerging Growth Portfolio (2/00)                        2005        1.220           1.183                  -
                                                               2004        1.105           1.220                  -
                                                               2003        1.000           1.105                  -

   MFS Mid Cap Growth Portfolio (3/02)                         2005        1.264           1.276              6,041
                                                               2004        1.132           1.264                  -
                                                               2003        1.000           1.132                  -

   MFS Total Return Portfolio (7/00)                           2005        1.177           1.187             96,384
                                                               2004        1.078           1.177              9,432
                                                               2003        1.000           1.078                  -

   MFS Value Portfolio (5/04)                                  2005        1.117           1.164            125,223
                                                               2004        1.000           1.117                  -

   Mondrian International Stock Portfolio (3/02)               2005        1.313           1.408              3,713
                                                               2004        1.158           1.313                  -
                                                               2003        1.000           1.158                  -

   Pioneer Fund Portfolio (5/03)                               2005        1.226           1.273                  -
                                                               2004        1.127           1.226                  -
                                                               2003        1.000           1.127                  -

   Pioneer Mid Cap Value Portfolio (7/05)                      2005        1.036           1.036                  -

   Pioneer Strategic Income Portfolio (5/04)                   2005        1.091           1.107            119,462
                                                               2004        1.000           1.091                  -

   Strategic Equity Portfolio (6/00)                           2005        1.205           1.204                  -
                                                               2004        1.116           1.205                  -
                                                               2003        1.000           1.116                  -

   Style Focus Series: Small Cap Growth Portfolio (6/05)       2005        1.026           1.112                  -

   Style Focus Series: Small Cap Value Portfolio (5/05)        2005        1.000           1.107                  -

   Travelers Managed Income Portfolio (7/00)                   2005        1.036           1.029             27,974
                                                               2004        1.029           1.036             21,513
                                                               2003        1.000           1.029                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.148           1.212                  -
                                                               2004        1.128           1.148                  -
                                                               2003        1.000           1.128                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.988           0.990             12,201
                                                               2004        0.997           0.988                  -
                                                               2003        1.000           0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.223           1.337            101,312
                                                               2004        1.136           1.223             12,861
                                                               2003        1.000           1.136                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.191           1.197            129,198
                                                               2004        1.101           1.191             58,956
                                                               2003        1.000           1.101                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.148           1.183              6,605
                                                               2004        1.169           1.148                  -
                                                               2003        1.000           1.169                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.252           1.328              3,622
                                                               2004        1.158           1.252                  -
                                                               2003        1.000           1.158                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.982           0.989                  -
                                                               2004        0.994           0.982                  -
                                                               2003        1.000           0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.169           1.236                  -
                                                               2004        1.115           1.169                  -
                                                               2003        1.000           1.115                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.397           1.436              2,459
                                                               2004        1.234           1.397                  -
                                                               2003        1.000           1.234                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.288           1.474            120,962
                                                               2004        1.141           1.288             21,572
                                                               2003        1.000           1.141                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.462           1.690             45,068
                                                               2004        1.198           1.462                  -
                                                               2003        1.000           1.198                  -

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                         SEPARATE ACCOUNT CHARGES 2.15%

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Capital Appreciation Fund (3/02)                            2005        1.385           1.602            106,587
                                                               2004        1.184           1.385             33,175
                                                               2003        0.968           1.184                  -
                                                               2002        1.000           0.968                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.352           1.384                  -
                                                               2004        1.242           1.352                  -
                                                               2003        0.960           1.242                  -
                                                               2002        1.000           0.960                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.213           1.364             99,481
                                                               2004        1.144           1.213             91,022
                                                               2003        0.948           1.144                  -
                                                               2002        1.000           0.948                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.448           1.616            642,170
                                                               2004        1.303           1.448            440,414
                                                               2003        0.984           1.303             55,238
                                                               2002        1.000           0.984                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.416           1.611          1,532,708
                                                               2004        1.286           1.416          1,059,551
                                                               2003        0.960           1.286             99,932
                                                               2002        1.000           0.960                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.360           1.409          1,424,925
                                                               2004        1.259           1.360            945,214
                                                               2003        0.971           1.259             66,778
                                                               2002        1.000           0.971                  -

Delaware VIP Trust

   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.696           1.779            297,881
                                                               2004        1.319           1.696            259,924

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Delaware VIP REIT Series - Standard Class  (continued)      2003        1.005           1.319             37,864
                                                               2002        1.000           1.005                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.200           1.294             88,966
                                                               2004        1.073           1.200             73,133
                                                               2003        1.000           1.073                  -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.198           1.291            257,968
                                                               2004        1.067           1.198            139,483
                                                               2003        1.000           1.067                  -

Franklin Templeton Variable Insurance Products Trust

   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000           1.030                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.420           1.456                  -
                                                               2004        1.301           1.420                  -
                                                               2003        0.969           1.301                  -
                                                               2002        1.000           0.969                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.342           1.453            273,728
                                                               2004        1.218           1.342            164,481
                                                               2003        0.994           1.218              6,136
                                                               2002        1.000           0.994                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.759           2.193            191,267
                                                               2004        1.441           1.759            141,585
                                                               2003        1.000           1.441             54,560

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.484           1.601            126,678
                                                               2004        1.279           1.484             93,506
                                                               2003        0.989           1.279                  -
                                                               2002        1.000           0.989                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.434           1.528            377,836
                                                               2004        1.263           1.434            331,135
                                                               2003        0.976           1.263            124,930
                                                               2002        1.000           0.976                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.268           1.294                  -
                                                               2004        1.191           1.268                  -
                                                               2003        0.977           1.191                  -
                                                               2002        1.000           0.977                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.154           1.158                  -
                                                               2004        1.105           1.154                  -
                                                               2003        1.010           1.105                  -
                                                               2002        1.000           1.010                  -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.304           1.331            418,030
                                                               2004        1.209           1.304            393,773
                                                               2003        0.967           1.209            143,964
                                                               2002        1.000           0.967                  -

   Fundamental Value Portfolio (6/00)                          2005        1.388           1.423                  -
                                                               2004        1.310           1.388                  -
                                                               2003        0.966           1.310                  -
                                                               2002        1.000           0.966                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.529           1.676                  -
                                                               2004        1.296           1.529                  -
                                                               2003        0.983           1.296                  -
                                                               2002        1.000           0.983                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.495           1.521            145,348
                                                               2004        1.329           1.495            113,336
                                                               2003        1.000           1.329                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.365           1.380            279,776
                                                               2004        1.238           1.365            163,189
                                                               2003        1.000           1.238              6,050


                         CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                       BEGINNING OF   UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------------------------    ----   -------------   -------------   ----------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.522           1.612            216,566
                                                               2004        1.253           1.522            114,516
                                                               2003        1.000           1.253                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.111           1.110            464,685
                                                               2004        1.043           1.111            214,161
                                                               2003        1.000           1.043                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.068           1.071          1,035,472
                                                               2004        1.040           1.068            714,714
                                                               2003        1.012           1.040             27,193
                                                               2002        1.000           1.012                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.422           1.562              3,198
                                                               2004        1.251           1.422              3,198
                                                               2003        0.994           1.251                  -
                                                               2002        1.000           0.994                  -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.767           1.851            238,322
                                                               2004        1.431           1.767            203,643
                                                               2003        0.977           1.431             82,176
                                                               2002        1.000           0.977                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.385           1.410            260,182
                                                               2004        1.306           1.385            267,262
                                                               2003        0.960           1.306             59,804
                                                               2002        1.000           0.960                  -

   Investors Fund - Class I (1/01)                             2005        1.341           1.398            151,318
                                                               2004        1.241           1.341             70,944
                                                               2003        0.958           1.241                  -
                                                               2002        1.000           0.958                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.592           1.635            145,079
                                                               2004        1.413           1.592            156,147
                                                               2003        0.970           1.413              9,472
                                                               2002        1.000           0.970                  -


                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.178            1.150                  -
                                                               2004        1.164            1.178                  -
                                                               2003        0.963            1.164                  -
                                                               2002        1.000            0.963                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.270            1.322                  -
                                                               2004        1.261            1.270                  -
                                                               2003        0.960            1.261                  -
                                                               2002        1.000            0.960                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.301            1.341            143,582
                                                               2004        1.247            1.301             80,817
                                                               2003        0.969            1.247                  -
                                                               2002        1.000            0.969                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.201            1.226             23,153
                                                               2004        1.169            1.201             23,285
                                                               2003        0.979            1.169                  -
                                                               2002        1.000            0.979                  -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.337            1.395                  -
                                                               2004        1.239            1.337                  -
                                                               2003        0.962            1.239                  -
                                                               2002        1.000            0.962                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.268            1.285                  -
                                                               2004        1.214            1.268                  -
                                                               2003        0.961            1.214                  -
                                                               2002        1.000            0.961                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.275            1.357            164,676
                                                               2004        1.224            1.275            122,713
                                                               2003        0.967            1.224              2,233
                                                               2002        1.000            0.967                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Equity Income Portfolio (10/00)                                2005        1.323            1.353              284,705
                                                               2004        1.230            1.323              207,293
                                                               2003        0.958            1.230               36,353
                                                               2002        1.000            0.958                    -

Large Cap Portfolio (6/00)                                     2005        1.230            1.308               27,397
                                                               2004        1.179            1.230               71,256
                                                               2003        0.967            1.179                    -
                                                               2002        1.000            0.967                    -

Managed Allocation Series: Aggressive Portfolio (5/05)         2005        1.000            1.106                    -

Managed Allocation Series: Conservative Portfolio (7/05)       2005        1.007            1.017                    -

Managed Allocation Series: Moderate Portfolio (6/05)           2005        1.008            1.051               45,691

Managed Allocation Series: Moderate-Aggressive Portfolio
(5/05)                                                         2005        1.000            1.084              244,231

Managed Allocation Series: Moderate-Conservative
Portfolio (6/05)                                               2005        1.000            1.028               38,806

Mercury Large Cap Core Portfolio (6/00)                        2005        1.309            1.435              100,404
                                                               2004        1.154            1.309               66,131
                                                               2003        0.973            1.154                    -
                                                               2002        1.000            0.973                    -

MFS Emerging Growth Portfolio (2/00)                           2005        1.354            1.313                    -
                                                               2004        1.227            1.354               12,107
                                                               2003        0.971            1.227                    -
                                                               2002        1.000            0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.459            1.472              158,902
                                                               2004        1.306            1.459               94,124
                                                               2003        0.974            1.306                9,691
                                                               2002        1.000            0.974                    -

MFS Total Return Portfolio (7/00)                              2005        1.226            1.236            1,333,686
                                                               2004        1.124            1.226            1,076,462

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
 MFS Total Return Portfolio  (continued)                       2003        0.986            1.124             63,220
                                                               2002        1.000            0.986                  -

 MFS Value Portfolio (5/04)                                    2005        1.117            1.163             85,935
                                                               2004        1.000            1.117              9,859

 Mondrian International Stock Portfolio (3/02)                 2005        1.428            1.530            220,015
                                                               2004        1.260            1.428            157,537
                                                               2003        1.001            1.260                  -
                                                               2002        1.000            1.001                  -

 Pioneer Fund Portfolio (5/03)                                 2005        1.317            1.366             10,001
                                                               2004        1.211            1.317              3,791
                                                               2003        1.000            1.211                  -

 Pioneer Mid Cap Value Portfolio (7/05)                        2005        1.036            1.036                  -

 Pioneer Strategic Income Portfolio (5/04)                     2005        1.090            1.106            256,417
                                                               2004        1.000            1.090            103,830

 Strategic Equity Portfolio (6/00)                             2005        1.357            1.355             24,192
                                                               2004        1.258            1.357             23,249
                                                               2003        0.969            1.258                  -
                                                               2002        1.000            0.969                  -

 Style Focus Series: Small Cap Growth Portfolio (6/05)         2005        1.026            1.111                270

 Style Focus Series: Small Cap Value Portfolio (5/05)          2005        1.000            1.107                272

 Travelers Managed Income Portfolio (7/00)                     2005        1.083            1.075                  -
                                                               2004        1.076            1.083                  -
                                                               2003        1.014            1.076                  -
                                                               2002        1.000            1.014                  -

 Van Kampen Enterprise Portfolio (4/00)                        2005        1.207            1.274                  -
                                                               2004        1.188            1.207                  -
                                                               2003        0.966            1.188                  -
                                                               2002        1.000            0.966                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987            0.989            154,164
                                                               2004        0.997            0.987             96,297
                                                               2003        1.000            0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.347            1.472                  -
                                                               2004        1.252            1.347                  -
                                                               2003        0.951            1.252                  -
                                                               2002        1.000            0.951                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.359            1.365             15,696
                                                               2004        1.257            1.359              7,657
                                                               2003        1.007            1.257                  -
                                                               2002        1.000            1.007                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.342            1.382                  -
                                                               2004        1.366            1.342                  -
                                                               2003        0.946            1.366                  -
                                                               2002        1.000            0.946                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.341            1.421                  -
                                                               2004        1.240            1.341                  -
                                                               2003        0.977            1.240                  -
                                                               2002        1.000            0.977                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.972            0.978                  -
                                                               2004        0.985            0.972                  -
                                                               2003        0.999            0.985                  -
                                                               2002        1.000            0.999                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.253            1.323                  -
                                                               2004        1.196            1.253                  -
                                                               2003        0.959            1.196                  -
                                                               2002        1.000            0.959                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.532            1.573                  -
                                                               2004        1.354            1.532                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2003        0.974            1.354                  -
                                                               2002        1.000            0.974                  -

Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.406            1.608             14,368
                                                               2004        1.246            1.406             15,205
                                                               2003        0.991            1.246                  -
                                                               2002        1.000            0.991                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.628            1.881            434,766
                                                               2004        1.334            1.628            257,511
                                                               2003        0.986            1.334                  -
                                                               2002        1.000            0.986                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.20%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.338            1.547                  -
                                                               2004        1.144            1.338                  -
                                                               2003        1.000            1.144                  -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.218            1.246              6,602
                                                               2004        1.119            1.218              6,602
                                                               2003        1.000            1.119                  -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.158            1.301                  -
                                                               2004        1.092            1.158                  -
                                                               2003        1.000            1.092                  -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.318            1.471             23,759
                                                               2004        1.187            1.318              8,440
                                                               2003        1.000            1.187                  -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.264            1.437             81,944
                                                               2004        1.148            1.264             16,435
                                                               2003        1.000            1.148                  -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.238            1.281            108,452
                                                               2004        1.146            1.238             22,121
                                                               2003        1.000            1.146                  -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.468            1.540                  -
                                                               2004        1.142            1.468                  -
                                                               2003        1.000            1.142                  -

FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199            1.293                  -
                                                               2004        1.073            1.199                  -
                                                               2003        1.000            1.073                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197            1.290            115,865
                                                               2004        1.067            1.197             23,905
                                                               2003        1.000            1.067                  -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.030                  -

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.300            1.332                  -
                                                               2004        1.192            1.300                  -
                                                               2003        1.000            1.192                  -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.230            1.331             32,524
                                                               2004        1.117            1.230                  -
                                                               2003        1.000            1.117                  -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.540            1.920                  -
                                                               2004        1.262            1.540                  -
                                                               2003        1.000            1.262                  -

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.362            1.468              8,678
                                                               2004        1.175            1.362                  -
                                                               2003        1.000            1.175                  -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.317            1.403                  -
                                                               2004        1.161            1.317                  -
                                                               2003        1.000            1.161                  -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.191            1.215            206,472
                                                               2004        1.119            1.191             44,636
                                                               2003        1.000            1.119                  -

   Diversified Strategic Income Portfolio (7/00)               2005        1.104            1.107              3,695
                                                               2004        1.057            1.104                  -
                                                               2003        1.000            1.057                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Equity Index Portfolio - Class II Shares (6/00)             2005        1.218            1.242                  -
                                                               2004        1.129            1.218                  -
                                                               2003        1.000            1.129                  -

   Fundamental Value Portfolio (6/00)                          2005        1.237            1.268             65,639
                                                               2004        1.168            1.237             24,257
                                                               2003        1.000            1.168                  -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.345            1.474                  -
                                                               2004        1.141            1.345                  -
                                                               2003        1.000            1.141                  -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.318            1.341                  -
                                                               2004        1.172            1.318                  -
                                                               2003        1.000            1.172                  -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.256            1.269              4,048
                                                               2004        1.140            1.256                  -
                                                               2003        1.000            1.140                  -

   Mid-Cap Value Portfolio (5/03)                              2005        1.402            1.484              3,535
                                                               2004        1.155            1.402                  -
                                                               2003        1.000            1.155                  -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.114            1.112             27,563
                                                               2004        1.045            1.114                  -
                                                               2003        1.000            1.045                  -

   Total Return Portfolio - Administrative Class (5/01)        2005        1.051            1.053              4,393
                                                               2004        1.024            1.051              4,240
                                                               2003        1.000            1.024                  -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.341            1.472                  -
                                                               2004        1.180            1.341                  -
                                                               2003        1.000            1.180                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.526            1.598                  -
                                                               2004        1.236            1.526                  -
                                                               2003        1.000            1.236                  -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.239            1.261              8,725
                                                               2004        1.169            1.239              8,725
                                                               2003        1.000            1.169                  -

   Investors Fund - Class I (1/01)                             2005        1.238            1.290             19,376
                                                               2004        1.146            1.238                  -
                                                               2003        1.000            1.146                  -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.392            1.428                  -
                                                               2004        1.236            1.392                  -
                                                               2003        1.000            1.236                  -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        1.113            1.087                  -
                                                               2004        1.101            1.113                  -
                                                               2003        1.000            1.101                  -

   Smith Barney Premier Selections All Cap Growth Portfolio
   (5/01)                                                      2005        1.158            1.204                  -
                                                               2004        1.151            1.158                  -
                                                               2003        1.000            1.151                  -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and Value
   (10/02)                                                     2005        1.177            1.212                  -
                                                               2004        1.128            1.177                  -
                                                               2003        1.000            1.128                  -

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (10/02)                                           2005        1.118            1.140            203,432
                                                               2004        1.088            1.118             32,569
                                                               2003        1.000            1.088                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (10/02)                                           2005        1.229            1.281            352,330
                                                               2004        1.140            1.229            356,993
                                                               2003        1.000            1.140                  -

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (10/02)                                               2005        1.171            1.187              7,489
                                                               2004        1.122            1.171              7,498
                                                               2003        1.000            1.122                  -

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (5/01)                   2005        1.184            1.259                  -
                                                               2004        1.136            1.184                  -
                                                               2003        1.000            1.136                  -

   Equity Income Portfolio (10/00)                             2005        1.217            1.243                  -
                                                               2004        1.132            1.217                  -
                                                               2003        1.000            1.132                  -

   Large Cap Portfolio (6/00)                                  2005        1.170            1.244                  -
                                                               2004        1.123            1.170                  -
                                                               2003        1.000            1.123                  -

   Managed Allocation Series: Aggressive Portfolio (5/05)      2005        1.000            1.105                  -

   Managed Allocation Series: Conservative Portfolio (7/05)    2005        1.007            1.017                  -

   Managed Allocation Series: Moderate Portfolio (6/05)        2005        1.008            1.051                  -

   Managed Allocation Series: Moderate-Aggressive Portfolio
   (5/05)                                                      2005        1.000            1.084                  -

   Managed Allocation Series: Moderate-Conservative
   Portfolio (6/05)                                            2005        1.000            1.028                  -

   Mercury Large Cap Core Portfolio (6/00)                     2005        1.235            1.353                  -
                                                               2004        1.089            1.235                  -
                                                               2003        1.000            1.089                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
MFS Emerging Growth Portfolio (2/00)                           2005        1.218            1.181                  -
                                                               2004        1.105            1.218                  -
                                                               2003        1.000            1.105                  -

MFS Mid Cap Growth Portfolio (3/02)                            2005        1.263            1.273                  -
                                                               2004        1.131            1.263                  -
                                                               2003        1.000            1.131                  -

MFS Total Return Portfolio (7/00)                              2005        1.176            1.184             69,872
                                                               2004        1.078            1.176              4,470
                                                               2003        1.000            1.078                  -

MFS Value Portfolio (5/04)                                     2005        1.116            1.163                  -
                                                               2004        1.000            1.116                  -

Mondrian International Stock Portfolio (3/02)                  2005        1.311            1.405                  -
                                                               2004        1.158            1.311                  -
                                                               2003        1.000            1.158                  -

Pioneer Fund Portfolio (5/03)                                  2005        1.225            1.270                  -
                                                               2004        1.126            1.225                  -
                                                               2003        1.000            1.126                  -

Pioneer Mid Cap Value Portfolio (7/05)                         2005        1.036            1.036                  -

Pioneer Strategic Income Portfolio (5/04)                      2005        1.090            1.105              6,615
                                                               2004        1.000            1.090              7,982

Strategic Equity Portfolio (6/00)                              2005        1.203            1.201                  -
                                                               2004        1.116            1.203                  -
                                                               2003        1.000            1.116                  -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005        1.026            1.111                  -

Style Focus Series: Small Cap Value Portfolio (5/05)           2005        1.000            1.107                  -

Travelers Managed Income Portfolio (7/00)                      2005        1.035            1.026            187,197
                                                               2004        1.029            1.035             20,659
                                                               2003        1.000            1.029                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Van Kampen Enterprise Portfolio (4/00)                      2005        1.146            1.209                  -
                                                               2004        1.128            1.146                  -
                                                               2003        1.000            1.128                  -

Travelers Series Fund Inc.
   SB Adjustable Rate Income Portfolio - Class I Shares
   (9/03)                                                      2005        0.987            0.988              6,103
                                                               2004        0.997            0.987              7,585
                                                               2003        1.000            0.997                  -

   Smith Barney Aggressive Growth Portfolio (3/00)             2005        1.221            1.334                  -
                                                               2004        1.135            1.221                  -
                                                               2003        1.000            1.135                  -

   Smith Barney High Income Portfolio (8/00)                   2005        1.189            1.194            104,197
                                                               2004        1.101            1.189             86,793
                                                               2003        1.000            1.101                  -

   Smith Barney Large Capitalization Growth Portfolio (2/00)   2005        1.147            1.180                  -
                                                               2004        1.168            1.147                  -
                                                               2003        1.000            1.168                  -

   Smith Barney Mid Cap Core Portfolio (4/00)                  2005        1.251            1.325             20,028
                                                               2004        1.158            1.251                  -
                                                               2003        1.000            1.158                  -

   Smith Barney Money Market Portfolio (2/00)                  2005        0.981            0.986            109,235
                                                               2004        0.994            0.981             29,273
                                                               2003        1.000            0.994                  -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (2/00)           2005        1.167            1.233                  -
                                                               2004        1.115            1.167                  -
                                                               2003        1.000            1.115                  -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities Portfolio
   (5/01)                                                      2005        1.395            1.432              4,326
                                                               2004        1.234            1.395                  -
                                                               2003        1.000            1.234                  -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
Variable Insurance Products Fund
   Contrafund<< Portfolio - Service Class (5/00)               2005        1.287            1.471              6,740
                                                               2004        1.140            1.287                  -
                                                               2003        1.000            1.140                  -

   Mid Cap Portfolio - Service Class 2 (3/02)                  2005        1.460            1.686                  -
                                                               2004        1.197            1.460                  -
                                                               2003        1.000            1.197                  -

                         CONDENSED FINANCIAL INFORMATION

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Capital Appreciation Fund (3/02)                            2005        1.382            1.597              144,490
                                                               2004        1.183            1.382               85,167
                                                               2003        0.968            1.183               62,369
                                                               2002        1.000            0.968                    -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio - Class B
   (5/02)                                                      2005        1.349            1.380              863,304
                                                               2004        1.241            1.349              671,346
                                                               2003        0.960            1.241              324,534
                                                               2002        1.000            0.960                    -

   AllianceBernstein Large-Cap Growth Portfolio - Class B
   (2/00)                                                      2005        1.211            1.360              551,459
                                                               2004        1.143            1.211              216,941
                                                               2003        0.948            1.143               66,077
                                                               2002        1.000            0.948                    -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (2/00)                  2005        1.445            1.612            5,479,126
                                                               2004        1.302            1.445            3,301,874
                                                               2003        0.984            1.302              560,403
                                                               2002        1.000            0.984                    -

   Growth Fund - Class 2 Shares (2/00)                         2005        1.413            1.606           15,362,612
                                                               2004        1.285            1.413            9,273,858
                                                               2003        0.960            1.285            2,482,245
                                                               2002        1.000            0.960                    -

   Growth-Income Fund - Class 2 Shares (2/00)                  2005        1.357            1.404           18,636,981
                                                               2004        1.257            1.357           12,269,497
                                                               2003        0.971            1.257            2,985,394
                                                               2002        1.000            0.971                    -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (3/02)            2005        1.692            1.773              621,716
                                                               2004        1.317            1.692              363,487
                                                               2003        1.005            1.317              141,660
                                                               2002        1.000            1.005                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
FAM Variable Series Funds, Inc.
   Mercury Global Allocation V.I. Fund - Class III (11/03)     2005        1.199            1.291              491,266
                                                               2004        1.073            1.199              200,346
                                                               2003        1.000            1.073                    -

   Mercury Value Opportunities V.I. Fund - Class III (11/03)   2005        1.197            1.289              558,937
                                                               2004        1.067            1.197              213,448
                                                               2003        1.000            1.067                    -

Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund - Class II Shares (5/05)    2005        1.000            1.030              473,972

   Franklin Small-Mid Cap Growth Securities Fund - Class 2
   Shares (2/00)                                               2005        1.417            1.452            1,496,822
                                                               2004        1.300            1.417            1,111,279
                                                               2003        0.969            1.300              297,552
                                                               2002        1.000            0.969                    -

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2005        1.340            1.448            3,992,826
                                                               2004        1.217            1.340            2,095,459
                                                               2003        0.994            1.217              723,595
                                                               2002        1.000            0.994                    -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2005        1.756            2.188            1,505,095
                                                               2004        1.440            1.756              466,250
                                                               2003        1.000            1.440               91,391

   Templeton Foreign Securities Fund - Class 2 Shares (2/00)   2005        1.481            1.596            4,568,600
                                                               2004        1.278            1.481            2,330,211
                                                               2003        0.989            1.278              519,279
                                                               2002        1.000            0.989                    -

   Templeton Growth Securities Fund - Class 2 Shares (5/02)    2005        1.431            1.524            2,064,621
                                                               2004        1.262            1.431              594,562

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Templeton Growth Securities Fund - Class 2 Shares
   (continued)                                                 2003        0.976            1.262              206,659
                                                               2002        1.000            0.976                    -

Greenwich Street Series Fund
   Appreciation Portfolio (6/00)                               2005        1.265            1.290            5,012,226
                                                               2004        1.190            1.265            4,141,171
                                                               2003        0.977            1.190            1,561,246
                                                               2002        1.000            0.977                    -

   Diversified Strategic Income Portfolio (7/00)               2005        1.152            1.155            3,581,641
                                                               2004        1.103            1.152            2,920,201
                                                               2003        1.010            1.103              887,819
                                                               2002        1.000            1.010                    -

   Equity Index Portfolio - Class II Shares (6/00)             2005        1.302            1.327            2,839,502
                                                               2004        1.208            1.302            2,252,137
                                                               2003        0.967            1.208            1,148,700
                                                               2002        1.000            0.967                    -

   Fundamental Value Portfolio (6/00)                          2005        1.385            1.419            9,239,878
                                                               2004        1.309            1.385            8,216,033
                                                               2003        0.966            1.309            2,834,488
                                                               2002        1.000            0.966                    -

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (5/00)            2005        1.525            1.671               71,823
                                                               2004        1.295            1.525               17,001
                                                               2003        0.983            1.295                9,106
                                                               2002        1.000            0.983                    -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2005        1.492            1.517              896,870
                                                               2004        1.328            1.492              512,682
                                                               2003        1.000            1.328               58,521

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2005        1.363            1.376            2,139,915
                                                               2004        1.237            1.363            1,226,122
                                                               2003        1.000            1.237              154,434

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR        END OF YEAR
-----------------------------------------------------------    ----    -------------    -------------     ---------------
   Mid-Cap Value Portfolio (5/03)                              2005        1.519            1.608            2,921,421
                                                               2004        1.252            1.519            1,430,939
                                                               2003        1.000            1.252              131,586

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2005        1.110            1.108            4,183,574
                                                               2004        1.042            1.110            2,075,669
                                                               2003        1.000            1.042              364,430

   Total Return Portfolio - Administrative Class (5/01)        2005        1.066            1.067           16,295,872
                                                               2004        1.039            1.066           11,030,522
                                                               2003        1.012            1.039            4,444,217
                                                               2002        1.000            1.012                    -

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB Shares
   (5/01)                                                      2005        1.420            1.557              503,884
                                                               2004        1.249            1.420              507,731
                                                               2003        0.994            1.249              378,045
                                                               2002        1.000            0.994                    -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2005        1.764            1.846            1,127,527
                                                               2004        1.429            1.764              802,610
                                                               2003        0.977            1.429              446,380
                                                               2002        1.000            0.977                    -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2005        1.382            1.406            3,274,732
                                                               2004        1.305            1.382            2,835,223
                                                               2003        0.960            1.305            1,303,133
                                                               2002        1.000            0.960                    -

   Investors Fund - Class I (1/01)                             2005        1.338            1.394            1,852,362
                                                               2004        1.240            1.338            1,547,557
                                                               2003        0.958            1.240              657,293
                                                               2002        1.000            0.958                    -

   Small Cap Growth Fund - Class I (3/00)                      2005        1.589            1.630              758,509
                                                               2004        1.412            1.589              681,109
                                                               2003        0.970            1.412              195,339
                                                               2002        1.000            0.970                    -

                         CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT                         NUMBER OF UNITS
                                                                         BEGINNING OF      UNIT VALUE AT       OUTSTANDING AT
                    PORTFOLIO NAME                             YEAR          YEAR           END OF YEAR          END OF YEAR
----------------------------------------------------           ----      -------------     -------------       ---------------
Smith Barney Investment Series
    Smith Barney Dividend Strategy Portfolio (5/01)            2005          1.175             1.147                 663,758
                                                               2004          1.163             1.175                 499,442
                                                               2003          0.963             1.163                 171,776
                                                               2002          1.000             0.963                       -

    Smith Barney Premier Selections All Cap                    2005          1.268             1.318                  64,976
    Growth Portfolio (5/01)                                    2004          1.260             1.268                  30,641
                                                               2003          0.960             1.260                  15,353
                                                               2002          1.000             0.960                       -

Smith Barney Multiple Discipline Trust
    Multiple Discipline Portfolio - All Cap Growth             2005          1.299             1.337              21,918,724
    and Value (10/02)                                          2004          1.245             1.299              14,950,399
                                                               2003          0.969             1.245               3,309,858
                                                               2002          1.000             0.969                       -

    Multiple Discipline Portfolio - Balanced All Cap           2005          1.199             1.222              19,350,145
    Growth and Value (10/02)                                   2004          1.168             1.199              13,207,492
                                                               2003          0.979             1.168               2,672,484
                                                               2002          1.000             0.979                       -

    Multiple Discipline Portfolio - Global All Cap             2005          1.335             1.390               4,997,367
    Growth and Value (10/02)                                   2004          1.238             1.335               2,387,094
                                                               2003          0.962             1.238                 490,264
                                                               2002          1.000             0.962                       -

    Multiple Discipline Portfolio - Large Cap Growth           2005          1.266             1.282               3,120,861
    and Value (10/02)                                          2004          1.213             1.266               1,741,885
                                                               2003          0.961             1.213                 576,357
                                                               2002          1.000             0.961                       -

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (5/01)                  2005          1.273             1.353                 533,485
                                                               2004          1.222             1.273                 433,213
                                                               2003          0.967             1.222                 173,834
                                                               2002          1.000             0.967                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                                UNIT VALUE AT                        NUMBER OF UNITS
                                                                                BEGINNING OF       UNIT VALUE AT     OUTSTANDING AT
                        PORTFOLIO NAME                                 YEAR         YEAR            END OF YEAR        END OF YEAR
-----------------------------------------------------------------      ----     -------------      -------------     ---------------
Equity Income Portfolio (10/00)                                        2005         1.320              1.349            3,470,760
                                                                       2004         1.229              1.320            2,356,302
                                                                       2003         0.958              1.229              933,491
                                                                       2002         1.000              0.958                    -

Large Cap Portfolio (6/00)                                             2005         1.227              1.304              761,388
                                                                       2004         1.178              1.227              638,667
                                                                       2003         0.966              1.178              246,621
                                                                       2002         1.000              0.966                    -

Managed Allocation Series: Aggressive Portfolio (5/05)                 2005         1.000              1.105                  474

Managed Allocation Series: Conservative Portfolio (7/05)               2005         1.007              1.017                    -

Managed Allocation Series: Moderate Portfolio (6/05)                   2005         1.008              1.050              113,761

Managed Allocation Series: Moderate-Aggressive Portfolio (5/05)        2005         1.000              1.083              238,769

Managed Allocation Series: Moderate-Conservative Portfolio (6/05)      2005         1.000              1.028                8,861

Mercury Large Cap Core Portfolio (6/00)                                2005         1.306              1.431              360,257
                                                                       2004         1.153              1.306              236,555
                                                                       2003         0.973              1.153              123,529
                                                                       2002         1.000              0.973                    -

MFS Emerging Growth Portfolio (2/00)                                   2005         1.351              1.310                    -
                                                                       2004         1.226              1.351              237,712
                                                                       2003         0.971              1.226              131,311
                                                                       2002         1.000              0.971                    -

MFS Mid Cap Growth Portfolio (3/02)                                    2005         1.456              1.467              662,001
                                                                       2004         1.305              1.456              183,666
                                                                       2003         0.974              1.305              138,108
                                                                       2002         1.000              0.974                    -

MFS Total Return Portfolio (7/00)                                      2005         1.224              1.232           12,161,644
                                                                       2004         1.123              1.224            8,449,630

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                           NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                     PORTFOLIO NAME                            YEAR             YEAR             END OF YEAR          END OF YEAR
-----------------------------------------------------          ----         -------------       --------------      ---------------
MFS Total Return Portfolio  (continued)                        2003             0.986               1.123              3,040,252
                                                               2002             1.000               0.986                      -

MFS Value Portfolio (5/04)                                     2005             1.116               1.162                692,556
                                                               2004             1.000               1.116                152,817

Mondrian International Stock Portfolio (3/02)                  2005             1.425               1.526              1,407,512
                                                               2004             1.259               1.425                820,537
                                                               2003             1.001               1.259                 85,856
                                                               2002             1.000               1.001                      -

Pioneer Fund Portfolio (5/03)                                  2005             1.315               1.363                524,811
                                                               2004             1.210               1.315                202,670
                                                               2003             1.000               1.210                  4,367

Pioneer Mid Cap Value Portfolio (7/05)                         2005             1.036               1.036                      -

Pioneer Strategic Income Portfolio (5/04)                      2005             1.089               1.104              3,120,622
                                                               2004             1.000               1.089                438,335

Strategic Equity Portfolio (6/00)                              2005             1.354               1.351                459,855
                                                               2004             1.256               1.354                421,151
                                                               2003             0.969               1.256                331,406
                                                               2002             1.000               0.969                      -

Style Focus Series: Small Cap Growth Portfolio (6/05)          2005             1.026               1.111                  8,175

Style Focus Series: Small Cap Value Portfolio (5/05)           2005             1.000               1.106                      -

Travelers Managed Income Portfolio (7/00)                      2005             1.081               1.072              5,358,347
                                                               2004             1.075               1.081              4,415,032
                                                               2003             1.014               1.075              1,389,623
                                                               2002             1.000               1.014                      -

Van Kampen Enterprise Portfolio (4/00)                         2005             1.205               1.270                242,757
                                                               2004             1.186               1.205                112,094
                                                               2003             0.966               1.186                157,881
                                                               2002             1.000               0.966                      -

                         CONDENSED FINANCIAL INFORMATION

                                                                           UNIT VALUE AT                          NUMBER OF UNITS
                                                                           BEGINNING OF       UNIT VALUE AT       OUTSTANDING AT
                      PORTFOLIO NAME                            YEAR           YEAR            END OF YEAR          END OF YEAR
-----------------------------------------------------           ----       -------------      -------------       ---------------
Travelers Series Fund Inc.
    SB Adjustable Rate Income Portfolio - Class I               2005           0.986              0.987               2,390,703
    Shares (9/03)                                               2004           0.997              0.986               1,892,813
                                                                2003           1.000              0.997                  14,435

    Smith Barney Aggressive Growth Portfolio (3/00)             2005           1.344              1.467              11,136,013
                                                                2004           1.250              1.344               8,924,780
                                                                2003           0.951              1.250               2,994,791
                                                                2002           1.000              0.951                       -

    Smith Barney High Income Portfolio (8/00)                   2005           1.356              1.361               5,049,829
                                                                2004           1.256              1.356               3,993,608
                                                                2003           1.007              1.256               1,647,756
                                                                2002           1.000              1.007                       -

    Smith Barney Large Capitalization Growth                    2005           1.339              1.378               3,424,059
    Portfolio (2/00)                                            2004           1.365              1.339               3,125,256
                                                                2003           0.946              1.365               1,176,777
                                                                2002           1.000              0.946                       -

    Smith Barney Mid Cap Core Portfolio (4/00)                  2005           1.338              1.417               1,933,083
                                                                2004           1.239              1.338               1,628,496
                                                                2003           0.977              1.239                 733,971
                                                                2002           1.000              0.977                       -

    Smith Barney Money Market Portfolio (2/00)                  2005           0.970              0.975               3,019,588
                                                                2004           0.984              0.970               2,251,784
                                                                2003           0.999              0.984                 888,448
                                                                2002           1.000              0.999                       -

Van Kampen Life Investment Trust
    Emerging Growth Portfolio - Class I Shares (2/00)           2005           1.250              1.319                 148,862
                                                                2004           1.195              1.250                 104,386
                                                                2003           0.959              1.195                  55,188
                                                                2002           1.000              0.959                       -

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities                 2005           1.529              1.568                 449,352
    Portfolio (5/01)                                            2004           1.353              1.529                 361,221

                         CONDENSED FINANCIAL INFORMATION

                                                                            UNIT VALUE AT                           NUMBER OF UNITS
                                                                            BEGINNING OF        UNIT VALUE AT       OUTSTANDING AT
                  PORTFOLIO NAME                              YEAR             YEAR              END OF YEAR         END OF YEAR
-------------------------------------------------             -----         -------------       -------------       ---------------
    Smith Barney Small Cap Growth Opportunities               2003             0.974               1.353                  162,355
    Portfolio  (continued)                                    2002             1.000               0.974                        -

Variable Insurance Products Fund
    Contrafund<< Portfolio - Service Class (5/00)             2005             1.403               1.603                6,370,669
                                                              2004             1.244               1.403                3,260,531
                                                              2003             0.991               1.244                1,112,778
                                                              2002             1.000               0.991                        -

    Mid Cap Portfolio - Service Class 2 (3/02)                2005             1.625               1.875                4,190,757
                                                              2004             1.333               1.625                2,561,023
                                                              2003             0.986               1.333                  731,326
                                                              2002             1.000               0.986                        -

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.

Effective 04/18/2005: Franklin Small Cap Fund - Class 2 Shares changed its name to Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares.

Effective 04/18/2005: Merrill Lynch Value Opportunities V.I. Fund - Class III changed its name to Mercury Value Opportunities V.I. Fund - Class III.

Effective 04/18/2005: Merrill Lynch Global Allocation V.I. Fund - Class III changed its name to Mercury Global Allocation V.I. Fund - Class III.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund - Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AllianceBernstein Value Funds: AllianceBernstein Growth and Income Fund - Class A was replaced by the AllianceBernstein Variable Product Series Fund Inc: AllianceBernstein Growth and Income Portfolio - Class B, and is no longer available as a funding option.



On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund
- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund - Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.



On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, the PBHG Funds: PBHG Growth Fund - Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio - Service Shares, and is no longer available as a funding option.



On 02/25/2005, the Greenwich Street Series Funds:Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.


Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.


AllianceBernstein Large-Cap Growth Portfolio - Class B is no longer available to new contract owners.



Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares is no longer available to new contract owners.



Salomon Brothers Variable All Cap Fund - Class I is no longer available to new contract owners.



Salomon Brothers Variable Small Cap Growth Fund - Class I is no longer available to new contract owners.



Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.



Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio - Class I Shares is no longer available to new contract owners.



Smith Barney Diversified Strategic Income Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                    THE TRAVELERS SEPARATE ACCOUNT NINE
                    FOR VARIABLE ANNUITIES
                                  OF
                    THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account Nine for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account Nine for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account Nine for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                 AIM V.I. Capital Appreciation Fund - Series II
                  AIM V.I. Mid Cap Core Equity Fund - Series II
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
             AllianceBernstein Growth and Income Portfolio - Class B
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                             Appreciation Portfolio
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                      Comstock Portfolio - Class II Shares
                      Contrafund Portfolio - Service Class
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                     Diversified Strategic Income Portfolio
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class I Shares
                     Enterprise Portfolio - Class II Shares
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                Franklin Income Securities Fund - Class II Shares
           Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                 Global Life Sciences Portfolio - Service Shares
                  Global Technology Portfolio - Service Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                              High Yield Bond Trust
                            Investors Fund - Class I
                         Large Cap Growth Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                 Managed Allocation Series: Aggressive Portfolio
                Managed Allocation Series: Conservative Portfolio
                  Managed Allocation Series: Moderate Portfolio
            Managed Allocation Series: Moderate-Aggressive Portfolio
           Managed Allocation Series: Moderate-Conservative Portfolio
                              Managed Assets Trust
                 Mercury Global Allocation V.I. Fund - Class III
                        Mercury Large Cap Core Portfolio
                Mercury Value Opportunities V.I. Fund - Class III
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
            Multiple Discipline Portfolio - All Cap Growth and Value
        Multiple Discipline Portfolio - Balanced All Cap Growth and Value
         Multiple Discipline Portfolio - Global All Cap Growth and Value
           Multiple Discipline Portfolio - Large Cap Growth and Value
                 Mutual Shares Securities Fund - Class 2 Shares
            Oppenheimer Capital Appreciation Fund/VA - Service Shares
             Oppenheimer Global Securities Fund/VA - Service Shares
                Oppenheimer Main Street Fund/VA - Service Shares
             Pioneer America Income VCT Portfolio - Class II Shares
                  Pioneer AmPac Growth VCT Portfolio - Class II
                Pioneer Balanced VCT Portfolio - Class II Shares
              Pioneer Cullen Value VCT Portfolio - Class II Shares
            Pioneer Emerging Markets VCT Portfolio - Class II Shares
              Pioneer Equity Income VCT Portfolio - Class II Shares
           Pioneer Equity Opportunity VCT Portfolio - Class II Shares
                 Pioneer Europe VCT Portfolio - Class II Shares
                             Pioneer Fund Portfolio
                  Pioneer Fund VCT Portfolio - Class II Shares
            Pioneer Global High Yield VCT Portfolio - Class II Shares
              Pioneer Growth Shares VCT Portfolio - Class II Shares
               Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II
                                     Shares
          Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
                                     Shares
           Pioneer International Value VCT Portfolio - Class II Shares
                         Pioneer Mid Cap Value Portfolio
              Pioneer Mid Cap Value VCT Portfolio - Class II Shares
           Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II
                                     Shares
           Pioneer Real Estate Shares VCT Portfolio - Class II Shares
            Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
             Pioneer Small Cap Value VCT Portfolio - Class II Shares
              Pioneer Small Company VCT Portfolio - Class II Shares
                       Pioneer Strategic Income Portfolio
            Pioneer Strategic Income VCT Portfolio - Class II Shares
                  Pioneer Value VCT Portfolio - Class II Shares
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
        Salomon Brothers Variable Aggressive Growth Fund - Class I Shares

           Salomon Brothers Variable Aggressive Growth Fund - Class II
                                     Shares
                Salomon Brothers Variable All Cap Fund - Class II
         Salomon Brothers Variable Growth & Income Fund - Class I Shares
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Mid Cap Core Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
                  Style Focus Series: Small Cap Value Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                          Total Return Fund - Class II
                  Total Return Portfolio - Administrative Class
                       Travelers Managed Income Portfolio
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                         Van Kampen Enterprise Portfolio
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of The Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account Nine for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account Nine for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account Nine for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                             CAPITAL                                MANAGED               MONEY
                                          APPRECIATION         HIGH YIELD            ASSETS               MARKET
                                              FUND             BOND TRUST            TRUST              PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       832,295     $       355,437     $       105,914     $     1,802,358

  Receivables:
    Dividends ................                       --                  --                  --               3,308
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  832,295             355,437             105,914           1,805,666
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       43                  20                   6                  96
    Administrative fees ......                        4                   1                   1                   7
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       47                  21                   7                 103
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       832,248     $       355,416     $       105,907     $     1,805,563
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                AIM V.I.
                                            AIM V.I.            MID CAP                            ALLIANCEBERNSTEIN
                                             CAPITAL              CORE              AIM V.I.           GROWTH AND
                                          APPRECIATION           EQUITY             PREMIER              INCOME
                                             FUND -              FUND -          EQUITY FUND -        PORTFOLIO -
                                            SERIES II          SERIES II            SERIES I            CLASS B
                                        ---------------     ---------------     ---------------    -----------------
ASSETS:
  Investments at market value:          $       976,030     $       324,430     $       210,109     $     3,481,407

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  976,030             324,430             210,109           3,481,407
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       53                  18                   8                 171
    Administrative fees ......                        4                   1                   1                  14
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       57                  19                   9                 185
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       975,973     $       324,411     $       210,100     $     3,481,222
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

ALLIANCEBERNSTEIN         GLOBAL                                                     CREDIT SUISSE          DELAWARE
    LARGE-CAP             GROWTH               GROWTH           GROWTH-INCOME            TRUST              VIP REIT
     GROWTH               FUND -               FUND -              FUND -               EMERGING            SERIES -
   PORTFOLIO -           CLASS 2              CLASS 2              CLASS 2              MARKETS             STANDARD
     CLASS B              SHARES               SHARES              SHARES              PORTFOLIO             CLASS
-----------------    ---------------      ---------------      ---------------      ---------------      ---------------
$     2,329,849      $    24,105,850      $    73,939,632      $    74,666,372      $        15,984      $     2,957,528


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,329,849           24,105,850           73,939,632           74,666,372               15,984            2,957,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            109                1,216                3,738                3,763                    1                  158
              9                   99                  304                  307                   --                   12
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            118                1,315                4,042                4,070                    1                  170
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,329,731      $    24,104,535      $    73,935,590      $    74,662,302      $        15,983      $     2,957,358
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                             DREYFUS VIF -          MERCURY             MERCURY
                                          DREYFUS VIF -        DEVELOPING            GLOBAL              VALUE
                                          APPRECIATION          LEADERS            ALLOCATION        OPPORTUNITIES
                                           PORTFOLIO -        PORTFOLIO -         V.I. FUND -         V.I. FUND -
                                         INITIAL SHARES      INITIAL SHARES        CLASS III           CLASS III
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       465,671     $       462,158     $     1,692,498     $     4,642,181

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  465,671             462,158           1,692,498           4,642,181
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       24                  24                  91                 232
    Administrative fees ......                        2                   2                   7                  19
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       26                  26                  98                 251
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       465,645     $       462,132     $     1,692,400     $     4,641,930
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         FRANKLIN             FRANKLIN
   FRANKLIN               RISING             SMALL-MID                                TEMPLETON
    INCOME              DIVIDENDS            CAP GROWTH         MUTUAL SHARES         DEVELOPING           TEMPLETON
  SECURITIES            SECURITIES           SECURITIES          SECURITIES            MARKETS              FOREIGN
    FUND -                FUND -               FUND -              FUND -             SECURITIES           SECURITIES
   CLASS II              CLASS 2              CLASS 2              CLASS 2          FUND - CLASS 2       FUND - CLASS 2
    SHARES                SHARES               SHARES              SHARES               SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     3,618,459      $     3,157,552      $     6,756,815      $    15,472,321      $    10,400,128      $    20,189,658


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      3,618,459            3,157,552            6,756,815           15,472,321           10,400,128           20,189,658
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            191                  176                  330                  791                  529                1,025
             15                   13                   28                   64                   43                   83
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            206                  189                  358                  855                  572                1,108
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     3,618,253      $     3,157,363      $     6,756,457      $    15,471,466      $    10,399,556      $    20,188,550
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            TEMPLETON
                                             GROWTH
                                           SECURITIES                              DIVERSIFIED         EQUITY INDEX
                                             FUND -                                 STRATEGIC          PORTFOLIO -
                                             CLASS 2          APPRECIATION            INCOME             CLASS II
                                             SHARES             PORTFOLIO           PORTFOLIO             SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     8,121,482     $    22,414,376     $    14,357,739     $    12,470,508

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                8,121,482          22,414,376          14,357,739          12,470,508
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      426               1,082                 681                 625
    Administrative fees ......                       33                  92                  59                  51
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      459               1,174                 740                 676
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     8,121,023     $    22,413,202     $    14,356,999     $    12,469,832
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                     SALOMON BROTHERS     SALOMON BROTHERS    SALOMON BROTHERS
                         VARIABLE             VARIABLE            VARIABLE
  FUNDAMENTAL           AGGRESSIVE           AGGRESSIVE           GROWTH &                                GLOBAL LIFE
     VALUE            GROWTH FUND -        GROWTH FUND -        INCOME FUND -    BALANCED PORTFOLIO -  SCIENCES PORTFOLIO -
   PORTFOLIO          CLASS I SHARES      CLASS II SHARES      CLASS I SHARES       SERVICE SHARES       SERVICE SHARES
---------------      ----------------     ----------------    ----------------   --------------------  --------------------
$    36,977,187      $       970,069      $     1,814,988      $       198,018      $     1,035,112      $        14,045


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     36,977,187              970,069            1,814,988              198,018            1,035,112               14,045
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          1,813                   53                  101                   10                   50                   --
            152                    4                    7                    1                    4                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,965                   57                  108                   11                   54                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    36,975,222      $       970,012      $     1,814,880      $       198,007      $     1,035,058      $        14,045
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             GLOBAL                                                      LAZARD
                                           TECHNOLOGY           MID CAP            WORLDWIDE           RETIREMENT
                                           PORTFOLIO -     GROWTH PORTFOLIO -  GROWTH PORTFOLIO -      SMALL CAP
                                         SERVICE SHARES      SERVICE SHARES      SERVICE SHARES        PORTFOLIO
                                        ---------------    ------------------  ------------------   ---------------
ASSETS:
  Investments at market value:          $       146,377     $     1,244,351     $        76,905     $     4,674,148

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  146,377           1,244,351              76,905           4,674,148
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        8                  55                   4                 240
    Administrative fees ......                        1                   5                  --                  19
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                        9                  60                   4                 259
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       146,368     $     1,244,291     $        76,901     $     4,673,889
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            OPPENHEIMER          OPPENHEIMER
                                              CAPITAL              GLOBAL             OPPENHEIMER         REAL RETURN
                                            APPRECIATION         SECURITIES           MAIN STREET         PORTFOLIO -
   GROWTH AND            MID-CAP             FUND/VA -            FUND/VA -            FUND/VA -         ADMINISTRATIVE
INCOME PORTFOLIO     VALUE PORTFOLIO       SERVICE SHARES      SERVICE SHARES        SERVICE SHARES          CLASS
----------------     ---------------      ---------------      ---------------      ---------------      ---------------
$     6,636,468      $    12,137,431      $     1,365,933      $     2,049,090      $       203,339      $    18,406,868


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      6,636,468           12,137,431            1,365,933            2,049,090              203,339           18,406,868
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            358                  634                   73                  111                   12                  903
             27                   50                    5                    8                    1                   76
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            385                  684                   78                  119                   13                  979
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     6,636,083      $    12,136,747      $     1,365,855      $     2,048,971      $       203,326      $    18,405,889
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                   PIONEER
                                                                                   AMERICA              PIONEER
                                                                PIONEER           INCOME VCT            BALANCED
                                         TOTAL RETURN         AMPAC GROWTH       PORTFOLIO -        VCT PORTFOLIO -
                                          PORTFOLIO -       VCT PORTFOLIO -        CLASS II             CLASS II
                                      ADMINISTRATIVE CLASS      CLASS II            SHARES               SHARES
                                      --------------------  ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    62,697,172     $       116,932     $     1,271,109     $       467,648

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               62,697,172             116,932           1,271,109             467,648
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    3,046                   7                  68                  25
    Administrative fees ......                      258                   1                   5                   2
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    3,304                   8                  73                  27
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    62,693,868     $       116,924     $     1,271,036     $       467,621
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                         PIONEER                                   PIONEER
     PIONEER             EMERGING             PIONEER              EQUITY               PIONEER             PIONEER
  CULLEN VALUE         MARKETS VCT         EQUITY INCOME         OPPORTUNITY           EUROPE VCT           FUND VCT
 VCT PORTFOLIO -       PORTFOLIO -        VCT PORTFOLIO -      VCT PORTFOLIO -        PORTFOLIO -         PORTFOLIO -
    CLASS II             CLASS II             CLASS II            CLASS II              CLASS II            CLASS II
     SHARES               SHARES               SHARES              SHARES                SHARES              SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       243,514      $       604,244      $     1,800,082      $        30,538      $       106,859      $     1,499,896


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        243,514              604,244            1,800,082               30,538              106,859            1,499,896
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             13                   35                   98                    2                    6                   87
              1                    3                    7                   --                    1                    6
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             14                   38                  105                    2                    7                   93
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       243,500      $       604,206      $     1,799,977      $        30,536      $       106,852      $     1,499,803
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                        PIONEER
                                            PIONEER             PIONEER                                 IBBOTSON
                                            GLOBAL               GROWTH             PIONEER            AGGRESSIVE
                                          HIGH YIELD             SHARES            HIGH YIELD          ALLOCATION
                                        VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -     VCT PORTFOLIO -
                                           CLASS II             CLASS II            CLASS II            CLASS II
                                            SHARES               SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       872,313     $       109,032     $     2,345,996     $       234,002

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  872,313             109,032           2,345,996             234,002
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       50                   6                 129                  14
    Administrative fees ......                        4                  --                  10                   1
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       54                   6                 139                  15
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       872,259     $       109,026     $     2,345,857     $       233,987
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER              PIONEER                                                        PIONEER
   IBBOTSON              IBBOTSON             PIONEER              PIONEER             OAK RIDGE             PIONEER
    GROWTH               MODERATE          INTERNATIONAL           MID CAP             LARGE CAP           REAL ESTATE
  ALLOCATION            ALLOCATION             VALUE                VALUE                GROWTH               SHARES
VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       189,026      $       910,378      $       404,168      $     1,587,769      $       618,238      $       525,170


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        189,026              910,378              404,168            1,587,769              618,238              525,170
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             11                   53                   21                   86                   34                   29
              1                    3                    2                    6                    2                    2
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             12                   56                   23                   92                   36                   31
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       189,014      $       910,322      $       404,145      $     1,587,677      $       618,202      $       525,139
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                             PIONEER            PIONEER             PIONEER             PIONEER
                                            SMALL AND          SMALL CAP             SMALL             STRATEGIC
                                             MID CAP           VALUE VCT          COMPANY VCT          INCOME VCT
                                           GROWTH VCT         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           PORTFOLIO -          CLASS II            CLASS II            CLASS II
                                            CLASS II             SHARES              SHARES              SHARES
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       651,573     $       662,131     $        89,048     $     2,824,783

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  651,573             662,131              89,048           2,824,783
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       37                  36                   5                 155
    Administrative fees ......                        3                   3                   1                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       40                  39                   6                 167
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       651,533     $       662,092     $        89,042     $     2,824,616
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

    PIONEER             PUTNAM VT            PUTNAM VT            PUTNAM VT
   VALUE VCT            DISCOVERY          INTERNATIONAL          SMALL CAP
  PORTFOLIO -         GROWTH FUND -        EQUITY FUND -        VALUE FUND -            ALL CAP             INVESTORS
   CLASS II              CLASS IB             CLASS IB            CLASS IB              FUND -                FUND -
    SHARES                SHARES               SHARES              SHARES               CLASS I              CLASS I
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       702,790      $        72,877      $     1,817,083      $     6,329,454      $    12,349,359      $     6,765,105


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        702,790               72,877            1,817,083            6,329,454           12,349,359            6,765,105
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             40                    3                   88                  319                  603                  337
              3                    1                    8                   26                   51                   28
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             43                    4                   96                  345                  654                  365
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$       702,747      $        72,873      $     1,816,987      $     6,329,109      $    12,348,705      $     6,764,740
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                SALOMON
                                                                BROTHERS
                                            LARGE CAP           VARIABLE           SMALL CAP             TOTAL
                                          GROWTH FUND -      ALL CAP FUND -      GROWTH FUND -       RETURN FUND -
                                             CLASS I            CLASS II            CLASS I             CLASS II
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       473,934     $        87,409     $     3,694,972     $       461,238

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  473,934              87,409           3,694,972             461,238
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       26                   5                 184                  25
    Administrative fees ......                        2                   1                  15                   2
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       28                   6                 199                  27
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       473,906     $        87,403     $     3,694,773     $       461,211
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  MULTIPLE              MULTIPLE
                       SMITH BARNEY           MULTIPLE           DISCIPLINE            DISCIPLINE            MULTIPLE
                         PREMIER             DISCIPLINE          PORTFOLIO -          PORTFOLIO -           DISCIPLINE
 SMITH BARNEY           SELECTIONS          PORTFOLIO -           BALANCED               GLOBAL            PORTFOLIO -
   DIVIDEND              ALL CAP              ALL CAP              ALL CAP              ALL CAP             LARGE CAP
   STRATEGY               GROWTH             GROWTH AND          GROWTH AND            GROWTH AND           GROWTH AND
   PORTFOLIO            PORTFOLIO              VALUE                VALUE                VALUE                VALUE
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     2,474,060      $       341,587      $    74,361,032      $    71,190,533      $    24,291,177      $    11,380,959


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      2,474,060              341,587           74,361,032           71,190,533           24,291,177           11,380,959
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            121                   16                3,766                3,599                1,215                  577
             10                    1                  305                  293                  100                   47
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            131                   17                4,071                3,892                1,315                  624
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     2,473,929      $       341,570      $    74,356,961      $    71,186,641      $    24,289,862      $    11,380,335
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                  DISCIPLINED
                                          AIM CAPITAL         CONVERTIBLE           MID CAP              EQUITY
                                         APPRECIATION          SECURITIES            STOCK               INCOME
                                           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     2,280,117     $     3,119,524     $       738,789     $    16,897,215

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                2,280,117           3,119,524             738,789          16,897,215
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                      119                 164                  39                 823
    Administrative fees ......                        9                  13                   3                  69
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                      128                 177                  42                 892
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     2,279,989     $     3,119,347     $       738,747     $    16,896,323
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                    MANAGED             MANAGED             MANAGED
                                                                  ALLOCATION           ALLOCATION          ALLOCATION
    FEDERATED            FEDERATED                                  SERIES:             SERIES:             SERIES:
   HIGH YIELD              STOCK             LARGE CAP            AGGRESSIVE          CONSERVATIVE          MODERATE
    PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO           PORTFOLIO           PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,096,506      $       485,001      $     2,915,767      $       386,351      $       168,987      $       753,310


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,096,506              485,001            2,915,767              386,351              168,987              753,310
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             59                   26                  141                   22                    9                   44
              4                    2                   12                    2                    1                    3
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             63                   28                  153                   24                   10                   47
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,096,443      $       484,973      $     2,915,614      $       386,327      $       168,977      $       753,263
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                            MANAGED             MANAGED
                                          ALLOCATION           ALLOCATION                                 MFS
                                            SERIES:             SERIES:             MERCURY             MID CAP
                                      MODERATE-AGGRESSIVE MODERATE-CONSERVATIVE    LARGE CAP             GROWTH
                                           PORTFOLIO           PORTFOLIO         CORE PORTFOLIO        PORTFOLIO
                                      ------------------- --------------------- ---------------     ---------------
ASSETS:
  Investments at market value:          $       813,832     $        85,767     $     1,996,902     $     2,803,339

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  813,832              85,767           1,996,902           2,803,339
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       45                   4                  93                 141
    Administrative fees ......                        3                  --                   8                  12
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       48                   4                 101                 153
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       813,784     $        85,763     $     1,996,801     $     2,803,186
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                        PIONEER              PIONEER
      MFS                 MFS                 MONDRIAN             PIONEER              MID CAP             STRATEGIC
 TOTAL RETURN            VALUE             INTERNATIONAL             FUND                VALUE                INCOME
   PORTFOLIO           PORTFOLIO          STOCK PORTFOLIO         PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    48,164,361      $     3,556,502      $     5,514,495      $     2,232,940      $        24,461      $    10,301,762


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     48,164,361            3,556,502            5,514,495            2,232,940               24,461           10,301,762
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




          2,351                  177                  293                  113                    1                  533
            198                   15                   23                    9                   --                   43
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,549                  192                  316                  122                    1                  576
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    48,161,812      $     3,556,310      $     5,514,179      $     2,232,818      $        24,460      $    10,301,186
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              STYLE FOCUS             STYLE
                                                                SERIES:           FOCUS SERIES:         TRAVELERS
                                            STRATEGIC          SMALL CAP            SMALL CAP            MANAGED
                                             EQUITY              GROWTH               VALUE               INCOME
                                            PORTFOLIO          PORTFOLIO            PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $     1,439,193     $        44,572     $        52,300     $    17,956,544

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                1,439,193              44,572              52,300          17,956,544
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                       71                   2                   3                 884
    Administrative fees ......                        6                  --                  --                  74
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       77                   2                   3                 958
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $     1,439,116     $        44,570     $        52,297     $    17,955,586
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                     SB
                                                                 ADJUSTABLE
   TRAVELERS               U.S.                                  RATE INCOME          SMITH BARNEY
    QUALITY             GOVERNMENT           VAN KAMPEN          PORTFOLIO -           AGGRESSIVE          SMITH BARNEY
     BOND               SECURITIES           ENTERPRISE            CLASS I               GROWTH            HIGH INCOME
   PORTFOLIO            PORTFOLIO            PORTFOLIO             SHARES              PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,421,625      $       262,864      $       968,188      $     5,732,793      $    51,706,644      $    21,794,719


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,421,625              262,864              968,188            5,732,793           51,706,644           21,794,719
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




             73                   15                   49                  293                2,489                1,069
              6                    1                    4                   23                  213                   90
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

             79                   16                   53                  316                2,702                1,159
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$     1,421,546      $       262,848      $       968,135      $     5,732,477      $    51,703,942      $    21,793,560
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                         SMITH BARNEY                            SMITH BARNEY
                                         INTERNATIONAL        SMITH BARNEY          LARGE            SMITH BARNEY
                                            ALL CAP            LARGE CAP        CAPITALIZATION         MID CAP
                                            GROWTH               VALUE              GROWTH               CORE
                                           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $       233,672     $     1,003,350     $    13,694,111     $    10,570,097

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........                  233,672           1,003,350          13,694,111          10,570,097
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                        9                  37                 666                 512
    Administrative fees ......                        1                   4                  56                  43
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                       10                  41                 722                 555
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $       233,662     $     1,003,309     $    13,693,389     $    10,569,542
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                  EMERGING                                 SMITH BARNEY
 SMITH BARNEY             SOCIAL              COMSTOCK             GROWTH              ENTERPRISE           SMALL CAP
     MONEY              AWARENESS           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -             GROWTH
    MARKET                STOCK               CLASS II             CLASS I              CLASS II          OPPORTUNITIES
   PORTFOLIO            PORTFOLIO              SHARES              SHARES                SHARES             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$    11,097,878      $        49,104      $     2,093,032      $     1,114,644      $         2,192      $     3,666,735


             --                   --                   --                   --                   --                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

     11,097,878               49,104            2,093,032            1,114,644                2,192            3,666,735
---------------      ---------------      ---------------      ---------------      ---------------      ---------------




            520                    3                  113                   49                   (3)                 172
             46                    1                    9                    4                   --                   15
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            566                    4                  122                   53                   (3)                 187
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

$    11,097,312      $        49,100      $     2,092,910      $     1,114,591      $         2,195      $     3,666,548
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                     DYNAMIC
                                                                                     CAPITAL
                                         CONTRAFUND(R)       CONTRAFUND(R)         APPRECIATION          MID CAP
                                          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                            SERVICE             SERVICE              SERVICE             SERVICE
                                             CLASS              CLASS 2              CLASS 2             CLASS 2
                                        ---------------     ---------------     ---------------     ---------------
ASSETS:
  Investments at market value:          $    26,862,222     $     3,200,489     $       100,851     $    24,514,472

  Receivables:
    Dividends ................                       --                  --                  --                  --
                                        ---------------     ---------------     ---------------     ---------------

      Total Assets ...........               26,862,222           3,200,489             100,851          24,514,472
                                        ---------------     ---------------     ---------------     ---------------


LIABILITIES:
  Payables:
    Insurance charges ........                    1,379                 174                   5               1,223
    Administrative fees ......                      110                  13                   1                 101
                                        ---------------     ---------------     ---------------     ---------------

      Total Liabilities ......                    1,489                 187                   6               1,324
                                        ---------------     ---------------     ---------------     ---------------

NET ASSETS:                             $    26,860,733     $     3,200,302     $       100,845     $    24,513,148
                                        ===============     ===============     ===============     ===============

                       See Notes to Financial Statements

                       This page intentionally left blank.

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                             CAPITAL                                                MONEY
                                                           APPRECIATION      HIGH YIELD         MANAGED             MARKET
                                                               FUND          BOND TRUST       ASSETS TRUST        PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $            18   $            14   $        47,696
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   8,134             5,626             1,583            30,546
  Administrative fees .........................                     637               424               120             2,433
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   8,771             6,050             1,703            32,979
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (8,771)           (6,032)           (1,689)           14,717
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --               544                --
    Realized gain (loss) on sale of investments                   4,931              (846)              (10)               --
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   4,931              (846)              534                --
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  74,904             5,739             3,603                --
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        71,064   $        (1,139)  $         2,448   $        14,717
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   AIM V.I.              AIM V.I.                             ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
    CAPITAL              MID CAP              AIM V.I.           GROWTH AND            LARGE-CAP              GLOBAL
 APPRECIATION              CORE               PREMIER              INCOME                GROWTH           GROWTH FUND -
    FUND -            EQUITY FUND -        EQUITY FUND -         PORTFOLIO -          PORTFOLIO -            CLASS 2
   SERIES II            SERIES II             SERIES I             CLASS B              CLASS B               SHARES
---------------      ---------------      ---------------     -----------------    -----------------     ---------------
$            --      $           926      $         1,744      $        36,249      $            --      $       122,822
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         15,925                5,957                3,441               51,990               33,961              332,945
          1,215                  446                  350                4,392                3,050               27,506
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         17,140                6,403                3,791               56,382               37,011              360,451
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (17,140)              (5,477)              (2,047)             (20,133)             (37,011)            (237,629)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               10,073                   --                   --                   --                   --
          1,921                2,246                7,180               14,183               (5,272)              35,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,921               12,319                7,180               14,183               (5,272)              35,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         78,747                8,535                3,477               95,932              332,717            2,669,069
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        63,528      $        15,377      $         8,610      $        89,982      $       290,434      $     2,467,036
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                              CREDIT SUISSE       DELAWARE
                                                                            GROWTH-INCOME         TRUST           VIP REIT
                                                         GROWTH FUND -         FUND -            EMERGING         SERIES -
                                                            CLASS 2            CLASS 2           MARKETS          STANDARD
                                                             SHARES            SHARES           PORTFOLIO          CLASS
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       441,314   $       931,230   $           100   $        34,573
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................               1,017,461         1,128,714               243            43,450
  Administrative fees .........................                  83,873            93,402                22             3,333
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................               1,101,334         1,222,116               265            46,783
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (660,020)         (290,886)             (165)          (12,210)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --           250,694                --           104,776
    Realized gain (loss) on sale of investments                  75,447            99,283               791            23,929
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  75,447           349,977               791           128,705
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................               8,896,617         2,788,056             2,653             7,322
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     8,312,044   $     2,847,147   $         3,279   $       123,817
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                             FRANKLIN
                                                                                        FRANKLIN              RISING
                      DREYFUS VIF -           MERCURY               MERCURY              INCOME             DIVIDENDS
  DREYFUS VIF -         DEVELOPING             GLOBAL                VALUE             SECURITIES           SECURITIES
  APPRECIATION           LEADERS             ALLOCATION          OPPORTUNITIES           FUND -               FUND -
   PORTFOLIO -         PORTFOLIO -          V.I. FUND -           V.I. FUND -           CLASS II             CLASS 2
 INITIAL SHARES       INITIAL SHARES         CLASS III             CLASS III             SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            71      $            --      $        36,809      $        29,254      $         2,613      $        23,266
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,156                6,705               23,403               52,748               16,100               53,293
            649                  530                1,787                4,486                1,284                3,914
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          8,805                7,235               25,190               57,234               17,384               57,207
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,734)              (7,235)              11,619              (27,980)             (14,771)             (33,941)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --            1,778,698                  227               15,868
          2,753                1,249                1,355              (15,552)                (719)               6,287
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,753                1,249                1,355            1,763,146                 (492)              22,155
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         16,530               26,019              104,090           (1,401,269)             (15,933)              76,201
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        10,549      $        20,033      $       117,064      $       333,897      $       (31,196)     $        64,415
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           FRANKLIN
                                                          SMALL-MID                           TEMPLETON          TEMPLETON
                                                          CAP GROWTH                          DEVELOPING          FOREIGN
                                                          SECURITIES       MUTUAL SHARES       MARKETS           SECURITIES
                                                            FUND -          SECURITIES        SECURITIES           FUND -
                                                           CLASS 2        FUND - CLASS 2    FUND - CLASS 2        CLASS 2
                                                            SHARES            SHARES            SHARES             SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $        95,736   $        76,649   $       171,941
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                 110,946           202,664           113,441           275,411
  Administrative fees .........................                   9,356            16,580             9,270            22,594
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                 120,302           219,244           122,711           298,005
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                (120,302)         (123,508)          (46,062)         (126,064)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            35,862                --                --
    Realized gain (loss) on sale of investments                  46,751            35,595            24,613            32,308
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  46,751            71,457            24,613            32,308
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 310,009         1,099,902         1,652,097         1,519,570
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       236,458   $     1,047,851   $     1,630,648   $     1,425,814
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                             SALOMON
   TEMPLETON                                                                                                 BROTHERS
    GROWTH                                                          EQUITY                                   VARIABLE
  SECURITIES                                DIVERSIFIED              INDEX                                  AGGRESSIVE
    FUND -                                   STRATEGIC            PORTFOLIO -                             GROWTH FUND -
    CLASS 2           APPRECIATION             INCOME              CLASS II           FUNDAMENTAL            CLASS I
    SHARES             PORTFOLIO             PORTFOLIO              SHARES          VALUE PORTFOLIO           SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        50,143      $       189,312      $       797,633      $       152,440      $       341,433      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         90,744              363,971              239,567              194,959              613,583               17,240
          7,215               31,191               20,816               16,037               51,580                1,284
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         97,959              395,162              260,383              210,996              665,163               18,524
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (47,816)            (205,850)             537,250              (58,556)            (323,730)             (18,524)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --            2,146,516                   --
          6,844              138,015                9,987               42,446              124,413                4,480
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,844              138,015                9,987               42,446            2,270,929                4,480
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        462,267              606,487             (452,377)             299,200             (830,463)              85,056
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       421,295      $       538,652      $        94,860      $       283,090      $     1,116,736      $        71,012
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            SALOMON           SALOMON
                                                            BROTHERS         BROTHERS
                                                            VARIABLE         VARIABLE                           GLOBAL LIFE
                                                           AGGRESSIVE        GROWTH &           BALANCED          SCIENCES
                                                         GROWTH FUND -     INCOME FUND -      PORTFOLIO -       PORTFOLIO -
                                                            CLASS II          CLASS I           SERVICE           SERVICE
                                                             SHARES           SHARES             SHARES            SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $           714   $        23,232   $            --
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  30,644             3,570            20,288               230
  Administrative fees .........................                   2,250               293             1,742                21
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  32,894             3,863            22,030               251
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (32,894)           (3,149)            1,202              (251)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --                --
    Realized gain (loss) on sale of investments                   7,475             1,729            44,526               298
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   7,475             1,729            44,526               298
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 156,482             4,668            13,096             1,315
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       131,063   $         3,248   $        58,824   $         1,362
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

     GLOBAL               MID CAP             WORLDWIDE
   TECHNOLOGY              GROWTH               GROWTH              LAZARD
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT           GROWTH AND            MID-CAP
     SERVICE              SERVICE              SERVICE             SMALL CAP             INCOME               VALUE
     SHARES                SHARES               SHARES             PORTFOLIO           PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $           908      $            --      $        63,365      $        50,294
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          2,246               17,697                1,235               69,838              104,414              158,439
            173                1,654                  109                5,656                8,035               12,516
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          2,419               19,351                1,344               75,494              112,449              170,955
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (2,419)             (19,351)                (436)             (75,494)             (49,084)            (120,661)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --              297,159              387,152              687,203
            628                6,798                  215                8,979               12,478                4,856
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            628                6,798                  215              306,138              399,630              692,059
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         14,187              125,835                3,042             (114,568)            (205,281)              64,207
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        12,396      $       113,282      $         2,821      $       116,076      $       145,265      $       635,605
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                         OPPENHEIMER        OPPENHEIMER
                                                           CAPITAL            GLOBAL          OPPENHEIMER
                                                         APPRECIATION       SECURITIES        MAIN STREET      REAL RETURN
                                                          FUND/VA -          FUND/VA -         FUND/VA -       PORTFOLIO -
                                                           SERVICE            SERVICE           SERVICE       ADMINISTRATIVE
                                                            SHARES            SHARES             SHARES           CLASS
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $         7,024   $        10,561   $         1,428   $       419,860
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  21,919            30,047             3,246           255,427
  Administrative fees .........................                   1,686             2,278               239            21,825
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  23,605            32,325             3,485           277,252
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (16,581)          (21,764)           (2,057)          142,608
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --           198,425
    Realized gain (loss) on sale of investments                   1,614             4,935             1,209               (49)
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   1,614             4,935             1,209           198,376
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  61,227           231,533             8,380          (315,814)
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        46,260   $       214,704   $         7,532   $        25,170
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              PIONEER                                   PIONEER              PIONEER
                          PIONEER             AMERICA              PIONEER               CULLEN              EMERGING
 TOTAL RETURN              AMPAC             INCOME VCT         BALANCED VCT           VALUE VCT           MARKETS VCT
  PORTFOLIO -            GROWTH VCT         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
ADMINISTRATIVE          PORTFOLIO -           CLASS II            CLASS II              CLASS II             CLASS II
     CLASS                CLASS II             SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,943,414      $           446      $        45,489      $         7,158      $            --      $         1,814
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        979,405                2,373               19,838                7,796                2,001                8,206
         84,059                  163                1,529                  613                  159                  579
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,063,464                2,536               21,367                8,409                2,160                8,785
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        879,950               (2,090)              24,122               (1,251)              (2,160)              (6,971)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



        995,432                   --                   --                   --                   --                   --
         18,895                   85                 (671)                 234                  133               10,461
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,014,327                   85                 (671)                 234                  133               10,461
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,633,361)               1,126              (27,672)               9,096               15,783              129,472
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       260,916      $          (879)     $        (4,221)     $         8,079      $        13,756      $       132,962
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            PIONEER           PIONEER
                                                             EQUITY           EQUITY             PIONEER          PIONEER
                                                           INCOME VCT       OPPORTUNITY         EUROPE VCT        FUND VCT
                                                          PORTFOLIO -     VCT PORTFOLIO -      PORTFOLIO -      PORTFOLIO -
                                                            CLASS II         CLASS II            CLASS II         CLASS II
                                                             SHARES           SHARES              SHARES           SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        31,937   $            --   $           429   $        15,599
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  28,314               182             1,732            29,199
  Administrative fees .........................                   2,132                14               129             2,065
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  30,446               196             1,861            31,264
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                   1,491              (196)           (1,432)          (15,665)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --                --                --                --
    Realized gain (loss) on sale of investments                   6,505                 1               455             9,040
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   6,505                 1               455             9,040
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  40,670               742             6,355            63,805
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        48,666   $           547   $         5,378   $        57,180
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                   PIONEER              PIONEER              PIONEER
    PIONEER              PIONEER                                  IBBOTSON              IBBOTSON             IBBOTSON
  GLOBAL HIGH             GROWTH              PIONEER            AGGRESSIVE              GROWTH              MODERATE
   YIELD VCT            SHARES VCT           HIGH YIELD          ALLOCATION            ALLOCATION           ALLOCATION
  PORTFOLIO -          PORTFOLIO -        VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -      VCT PORTFOLIO -
   CLASS II              CLASS II             CLASS II            CLASS II              CLASS II             CLASS II
    SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$        18,528      $           649      $       103,675      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          6,226                2,077               39,936                  695                1,739                6,212
            422                  160                2,972                   50                  124                  442
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          6,648                2,237               42,908                  745                1,863                6,654
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         11,880               (1,588)              60,767                 (745)              (1,863)              (6,654)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --               66,520                   --                   --                   --
            173                  292              (17,336)                  14                4,509                1,498
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            173                  292               49,184                   14                4,509                1,498
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          6,383                2,536             (116,416)               3,775                6,466               20,813
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        18,436      $         1,240      $        (6,465)     $         3,044      $         9,112      $        15,657
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                 PIONEER
                                                            PIONEER           PIONEER           OAK RIDGE         PIONEER
                                                         INTERNATIONAL        MID CAP           LARGE CAP       REAL ESTATE
                                                           VALUE VCT         VALUE VCT          GROWTH VCT       SHARES VCT
                                                          PORTFOLIO -       PORTFOLIO -        PORTFOLIO -      PORTFOLIO -
                                                            CLASS II         CLASS II            CLASS II         CLASS II
                                                             SHARES           SHARES              SHARES           SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $           187   $         2,256   $           514   $        15,835
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   5,728            22,413             7,077             9,881
  Administrative fees .........................                     459             1,711               536               745
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   6,187            24,124             7,613            10,626
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (6,000)          (21,868)           (7,099)            5,209
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            64,624                --            19,657
    Realized gain (loss) on sale of investments                   1,720             3,898               507            14,400
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                   1,720            68,522               507            34,057
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  50,107            20,535            47,372            33,395
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $        45,827   $        67,189   $        40,780   $        72,661
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                              PIONEER
    PIONEER              PIONEER               SMALL                PIONEER
   SMALL AND            SMALL CAP             COMPANY              STRATEGIC            PIONEER              PUTNAM VT
    MID CAP             VALUE VCT               VCT               INCOME VCT           VALUE VCT             DISCOVERY
  GROWTH VCT           PORTFOLIO -          PORTFOLIO -           PORTFOLIO -         PORTFOLIO -          GROWTH FUND -
  PORTFOLIO -            CLASS II             CLASS II             CLASS II             CLASS II              CLASS IB
   CLASS II               SHARES               SHARES               SHARES               SHARES                SHARES
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            --      $            --      $            --      $       122,981      $           567      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         10,686                7,890                1,326               44,656               13,018                2,430
            774                  569                  102                3,297                  952                  228
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         11,460                8,459                1,428               47,953               13,970                2,658
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (11,460)              (8,459)              (1,428)              75,028              (13,403)              (2,658)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               11,718                7,619               29,944                4,294                   --
            468                4,494                  (74)              (8,519)               1,716               29,495
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            468               16,212                7,545               21,425                6,010               29,495
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         29,714               28,645               (3,922)             (94,354)              25,340              (18,692)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        18,722      $        36,398      $         2,195      $         2,099      $        17,947      $         8,145
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                           PUTNAM VT          PUTNAM VT
                                                         INTERNATIONAL        SMALL CAP
                                                         EQUITY FUND -      VALUE FUND -          ALL            INVESTORS
                                                            CLASS IB          CLASS IB         CAP FUND -          FUND -
                                                             SHARES            SHARES           CLASS I           CLASS I
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        24,260   $         8,334   $       105,537   $        79,254
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  29,861            96,897           210,945           112,606
  Administrative fees .........................                   2,530             7,981            17,783             9,352
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  32,391           104,878           228,728           121,958
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (8,131)          (96,544)         (123,191)          (42,704)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --           270,429             8,695                --
    Realized gain (loss) on sale of investments                  26,841            75,832            99,518            58,042
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  26,841           346,261           108,213            58,042
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 147,752            65,675           306,982           270,058
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       166,462   $       315,392   $       292,004   $       285,396
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                         SALOMON                                                                           SMITH BARNEY
                         BROTHERS                                                                            PREMIER
                         VARIABLE            SMALL CAP                                SMITH BARNEY          SELECTIONS
   LARGE CAP             ALL CAP               GROWTH               TOTAL               DIVIDEND             ALL CAP
 GROWTH FUND -            FUND -               FUND -           RETURN FUND -           STRATEGY              GROWTH
    CLASS I              CLASS II             CLASS I             CLASS II             PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$            74      $           525      $            --      $         7,639      $        48,574      $           411
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


          8,393                  424               64,076                7,544               42,219                5,082
            642                   29                5,297                  549                3,560                  446
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          9,035                  453               69,373                8,093               45,779                5,528
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (8,961)                  72              (69,373)                (454)               2,795               (5,117)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   62              290,494                2,838                   --                   --
          1,129                    7               65,924                  159                9,199                2,260
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

          1,129                   69              356,418                2,997                9,199                2,260
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         24,502                1,338             (177,964)               3,314              (56,417)              19,164
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$        16,670      $         1,479      $       109,081      $         5,857      $       (44,423)     $        16,307
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              MULTIPLE           MULTIPLE
                                                           MULTIPLE          DISCIPLINE         DISCIPLINE         MULTIPLE
                                                          DISCIPLINE         PORTFOLIO -       PORTFOLIO -        DISCIPLINE
                                                         PORTFOLIO -          BALANCED            GLOBAL         PORTFOLIO -
                                                           ALL CAP             ALL CAP           ALL CAP          LARGE CAP
                                                          GROWTH AND         GROWTH AND         GROWTH AND        GROWTH AND
                                                            VALUE               VALUE             VALUE             VALUE
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $       262,952   $       836,536   $       166,885   $        71,307
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................               1,196,820         1,119,517           353,084           183,249
  Administrative fees .........................                  97,852            91,962            29,260            14,967
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................               1,294,672         1,211,479           382,344           198,216
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............              (1,031,720)         (374,943)         (215,459)         (126,909)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               1,474,946           622,292           249,368           152,685
    Realized gain (loss) on sale of investments                 220,003           109,712            70,732            35,494
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................               1,694,949           732,004           320,100           188,179
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................               2,065,087         1,439,788         1,124,891           183,576
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $     2,728,316   $     1,796,849   $     1,229,532   $       244,846
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                            DISCIPLINED
  AIM CAPITAL          CONVERTIBLE            MID CAP              EQUITY              FEDERATED            FEDERATED
 APPRECIATION           SECURITIES             STOCK               INCOME              HIGH YIELD             STOCK
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$         4,761      $        81,391      $            --      $            --      $            --      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


         39,296               69,064               12,831              261,878               19,223               10,648
          3,185                5,499                1,005               22,416                1,486                  848
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         42,481               74,563               13,836              284,294               20,709               11,496
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        (37,720)               6,828              (13,836)            (284,294)             (20,709)             (11,496)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --               56,088                7,772              211,005                   --                   --
         38,744               18,943                5,036               48,208                  274               23,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         38,744               75,031               12,808              259,213                  274               23,432
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        151,808             (193,048)              69,082              480,615               26,934                3,301
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       152,832      $      (111,189)     $        68,054      $       455,534      $         6,499      $        15,237
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              MANAGED           MANAGED           MANAGED
                                                                            ALLOCATION         ALLOCATION        ALLOCATION
                                                                              SERIES:           SERIES:           SERIES:
                                                          LARGE CAP         AGGRESSIVE        CONSERVATIVE        MODERATE
                                                          PORTFOLIO          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $            --   $           915   $         3,591
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  51,073             3,236               893             4,232
  Administrative fees .........................                   4,332               226                76               298
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  55,405             3,462               969             4,530
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                 (55,405)           (3,462)              (54)             (939)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --               422               301               579
    Realized gain (loss) on sale of investments                  83,360               109                 3               134
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                  83,360               531               304               713
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 177,603            22,306             1,103            15,203
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       205,558   $        19,375   $         1,353   $        14,977
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

      MANAGED              MANAGED
    ALLOCATION            ALLOCATION                                    MFS                  MFS                  MFS
      SERIES:              SERIES:              MERCURY              EMERGING              MID CAP               TOTAL
MODERATE-AGGRESSIVE  MODERATE-CONSERVATIVE     LARGE CAP              GROWTH                GROWTH               RETURN
     PORTFOLIO            PORTFOLIO          CORE PORTFOLIO          PORTFOLIO            PORTFOLIO            PORTFOLIO
-------------------  ---------------------   ---------------      ---------------      ---------------      ---------------
  $         3,754       $           379      $            --      $            --      $            --      $     1,037,627
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------


            4,694                   696               32,408                4,584               42,517              750,407
              352                    58                2,856                  399                3,491               63,875
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

            5,046                   754               35,264                4,983               46,008              814,282
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

           (1,292)                 (375)             (35,264)              (4,983)             (46,008)             223,345
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------



              410                    35                   --                   --                   --            2,254,055
               94                     9               68,554              (26,845)              13,551               59,381
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------

              504                    44               68,554              (26,845)              13,551            2,313,436
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------


           22,006                 2,051              164,352              (18,862)             155,944           (2,014,404)
  ---------------       ---------------      ---------------      ---------------      ---------------      ---------------



  $        21,218       $         1,720      $       197,642      $       (50,690)     $       123,487      $       522,377
  ===============       ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             MONDRIAN                             PIONEER
                                                               MFS         INTERNATIONAL                          MID CAP
                                                              VALUE            STOCK          PIONEER FUND         VALUE
                                                            PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $        39,317   $         2,363   $            --   $            52
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                  35,811            85,827            31,001               112
  Administrative fees .........................                   2,967             6,654             2,593                10
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                  38,778            92,481            33,594               122
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                     539           (90,118)          (33,594)              (70)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 138,243                --                --               403
    Realized gain (loss) on sale of investments                   3,858            10,316             2,891                (4)
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                 142,101            10,316             2,891               399
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                 (35,704)          458,680           118,709                74
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $       106,936   $       378,878   $        88,006   $           403
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               STYLE                STYLE
    PIONEER                                FOCUS SERIES:        FOCUS SERIES:         TRAVELERS             TRAVELERS
   STRATEGIC            STRATEGIC            SMALL CAP            SMALL CAP            MANAGED               QUALITY
    INCOME                EQUITY               GROWTH               VALUE               INCOME                 BOND
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$       411,612      $         8,603      $            --      $           189      $       646,707      $            --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        119,916               24,746                  171                  180              304,925               25,513
          9,740                2,045                   13                   13               25,812                2,057
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        129,656               26,791                  184                  193              330,737               27,570
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        281,956              (18,188)                (184)                  (4)             315,970              (27,570)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                  778                  505                   --                   --
            789                1,439                   --                    1              (30,464)              (2,406)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

            789                1,439                  778                  506              (30,464)              (2,406)
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


       (177,687)              31,042                  133                   14             (381,901)              24,596
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       105,058      $        14,293      $           727      $           516      $       (96,395)     $        (5,380)
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                   SB
                                                                                               ADJUSTABLE
                                                              U.S.                            RATE INCOME       SMITH BARNEY
                                                           GOVERNMENT       VAN KAMPEN        PORTFOLIO -        AGGRESSIVE
                                                           SECURITIES       ENTERPRISE          CLASS I            GROWTH
                                                           PORTFOLIO         PORTFOLIO           SHARES          PORTFOLIO
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $            --   $           774   $       170,645   $            --
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                   4,447            11,715            91,717           781,972
  Administrative fees .........................                     323               981             7,319            67,204
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   4,770            12,696            99,036           849,176
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                  (4,770)          (11,922)           71,609          (849,176)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     213                --                --             1,491
    Realized gain (loss) on sale of investments                     171               201             2,750           155,483
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                     384               201             2,750           156,974
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   7,533            49,054           (57,048)        5,266,238
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         3,147   $        37,333   $        17,311   $     4,574,036
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                       SMITH BARNEY                             SMITH BARNEY
                      INTERNATIONAL         SMITH BARNEY            LARGE            SMITH BARNEY          SMITH BARNEY
  SMITH BARNEY           ALL CAP             LARGE CAP         CAPITALIZATION          MID CAP                MONEY
   HIGH INCOME            GROWTH               VALUE               GROWTH                CORE                 MARKET
    PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------      ---------------      ---------------
$     1,739,108      $         3,067      $        15,835      $        18,004      $        63,511      $       335,508
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


        355,169                3,217               13,447              221,513              176,995              203,908
         30,088                  337                1,489               18,790               15,049               18,222
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

        385,257                3,554               14,936              240,303              192,044              222,130
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

      1,353,851                 (487)                 899             (222,299)            (128,533)             113,378
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



             --                   --                   --                   --              764,538                   --
         (1,877)                (517)               1,924               53,733              125,345                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------

         (1,877)                (517)               1,924               53,733              889,883                   --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------


     (1,190,048)              22,147               44,712              651,713             (101,455)                  --
---------------      ---------------      ---------------      ---------------      ---------------      ---------------



$       161,926      $        21,143      $        47,535      $       483,147      $       659,895      $       113,378
===============      ===============      ===============      ===============      ===============      ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                EMERGING
                                                            SOCIAL            COMSTOCK           GROWTH          ENTERPRISE
                                                          AWARENESS          PORTFOLIO -      PORTFOLIO -       PORTFOLIO -
                                                            STOCK             CLASS II          CLASS I           CLASS II
                                                          PORTFOLIO            SHARES            SHARES            SHARES
                                                        ---------------   ---------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends ...................................         $           346   $        13,331   $         2,703   $            18
                                                        ---------------   ---------------   ---------------   ---------------

EXPENSES:
  Insurance charges ...........................                     970            33,902            16,501                53
  Administrative fees .........................                      70             2,593             1,580                 5
                                                        ---------------   ---------------   ---------------   ---------------

    Total expenses ............................                   1,040            36,495            18,081                58
                                                        ---------------   ---------------   ---------------   ---------------

      Net investment income (loss) ............                    (694)          (23,164)          (15,378)              (40)
                                                        ---------------   ---------------   ---------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                      --            46,162                --                --
    Realized gain (loss) on sale of investments                     357            24,331           (12,509)               91
                                                        ---------------   ---------------   ---------------   ---------------

      Realized gain (loss) ....................                     357            70,493           (12,509)               91
                                                        ---------------   ---------------   ---------------   ---------------

    Change in unrealized gain (loss)
      on investments ..........................                   1,812             9,185            92,695                64
                                                        ---------------   ---------------   ---------------   ---------------


  Net increase (decrease) in net assets
    resulting from operations .................         $         1,475   $        56,514   $        64,808   $           115
                                                        ===============   ===============   ===============   ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                     DYNAMIC
 SMITH BARNEY                                                        CAPITAL
   SMALL CAP           CONTRAFUND(R)        CONTRAFUND(R)          APPRECIATION              MID CAP
    GROWTH              PORTFOLIO -          PORTFOLIO -           PORTFOLIO -            PORTFOLIO -
 OPPORTUNITIES            SERVICE              SERVICE               SERVICE                SERVICE
   PORTFOLIO               CLASS               CLASS 2               CLASS 2                CLASS 2
---------------       ---------------       ---------------       ---------------       ---------------
$            --       $        27,819       $         2,353       $            --       $            --
---------------       ---------------       ---------------       ---------------       ---------------


         55,845               342,493                47,541                 2,535               335,810
          4,939                27,873                 3,632                   191                28,126
---------------       ---------------       ---------------       ---------------       ---------------

         60,784               370,366                51,173                 2,726               363,936
---------------       ---------------       ---------------       ---------------       ---------------

        (60,784)             (342,547)              (48,820)               (2,726)             (363,936)
---------------       ---------------       ---------------       ---------------       ---------------



        348,669                 2,529                   336                    --               250,520
         26,030                 7,973                25,076                12,188               157,552
---------------       ---------------       ---------------       ---------------       ---------------

        374,699                10,502                25,412                12,188               408,072
---------------       ---------------       ---------------       ---------------       ---------------


       (197,939)            3,185,070               385,171                 9,843             3,006,834
---------------       ---------------       ---------------       ---------------       ---------------



$       115,976       $     2,853,025       $       361,763       $        19,305       $     3,050,970
===============       ===============       ===============       ===============       ===============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                     MANAGED
                                                 APPRECIATION FUND                 BOND TRUST                   ASSETS TRUST
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,771)  $     (2,773)  $     (6,032)  $      6,985   $     (1,689)  $        994
  Realized gain (loss) ..................         4,931            806           (846)            17            534            406
  Change in unrealized gain (loss)
    on investments ......................        74,904         27,220          5,739         (3,237)         3,603           (545)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        71,064         25,253         (1,139)         3,765          2,448            855
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       195,931         32,704        263,617        107,444         49,512         43,117
  Participant transfers from other
    funding options .....................       394,837         56,656         26,470          4,256          5,888          5,100
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (55)            (3)           (33)            (1)           (13)            --
  Contract surrenders ...................        (4,795)        (6,644)        (4,918)           (46)        (1,000)            --
  Participant transfers to other
    funding options .....................       (22,473)        (2,741)       (43,999)            --             --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       563,445         79,972        241,137        111,653         54,387         48,217
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       634,509        105,225        239,998        115,418         56,835         49,072


NET ASSETS:
    Beginning of year ...................       197,739         92,514        115,418             --         49,072             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    832,248   $    197,739   $    355,416   $    115,418   $    105,907   $     49,072
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                     AIM V.I.
                                    AIM V.I. CAPITAL               MID CAP CORE                    AIM V.I.
       MONEY MARKET                APPRECIATION FUND -            EQUITY FUND -                 PREMIER EQUITY
        PORTFOLIO                       SERIES II                   SERIES II                  FUND - SERIES I
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    14,717    $    (4,296)   $   (17,140)   $    (4,383)   $    (5,477)   $    (2,115)   $    (2,047)   $    (2,889)
         --             --          1,921            874         12,319         10,435          7,180          4,797

         --             --         78,747         45,759          8,535          6,612          3,477          8,141
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     14,717         (4,296)        63,528         42,250         15,377         14,932          8,610         10,049
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    699,214      1,443,708        168,799        537,526         27,463        184,279             --             --

  1,251,290        635,120        111,248         67,933         90,135         51,525          1,563          6,681
         --             --             --             --             --             --             --             --
       (240)          (120)          (142)           (13)           (77)           (16)           (48)           (52)
    (16,150)          (155)        (7,244)          (257)       (29,010)            --        (47,831)       (23,869)

 (1,555,830)      (970,091)        (8,828)          (891)       (26,785)        (4,456)           (84)       (26,797)
         --             --             --             --             --             --             --             --
         --         (8,855)            --             --             --             --             --         (2,466)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    378,284      1,099,607        263,833        604,298         61,726        231,332        (46,400)       (46,503)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    393,001      1,095,311        327,361        646,548         77,103        246,264        (37,790)       (36,454)



  1,412,562        317,251        648,612          2,064        247,308          1,044        247,890        284,344
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,805,563    $ 1,412,562    $   975,973    $   648,612    $   324,411    $   247,308    $   210,100    $   247,890
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                ALLIANCEBERNSTEIN
                                                 ALLIANCEBERNSTEIN                  LARGE-CAP                     GLOBAL
                                                    GROWTH AND                       GROWTH                   GROWTH FUND -
                                                INCOME PORTFOLIO -                 PORTFOLIO -                   CLASS 2
                                                      CLASS B                        CLASS B                      SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (20,133)  $    (19,665)  $    (37,011)  $    (18,767)  $   (237,629)  $   (101,834)
  Realized gain (loss) ..................        14,183          6,942         (5,272)       (34,928)        35,596          5,003
  Change in unrealized gain (loss)
    on investments ......................        95,932        187,472        332,717        152,075      2,669,069      1,236,857
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        89,982        174,749        290,434         98,380      2,467,036      1,140,026
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       238,904        386,054        276,027         86,318      3,525,060      4,578,847
  Participant transfers from other
    funding options .....................     1,042,231        863,799        320,872        521,029      5,926,146      4,705,546
  Growth rate intra-fund transfers in ...            --            336             --         10,313             --          7,005
  Administrative charges ................          (617)          (245)          (395)          (365)        (2,850)          (722)
  Contract surrenders ...................      (152,379)       (84,018)       (87,223)       (20,316)      (554,991)      (148,805)
  Participant transfers to other
    funding options .....................       (87,767)       (29,114)       (51,533)      (110,484)      (301,651)      (172,744)
  Growth rate intra-fund transfers out ..            --           (336)            --        (10,313)            --         (7,005)
  Other receipts/(payments) .............       (21,632)        (7,561)            --             --       (139,753)       (35,711)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,018,740      1,128,915        457,748        476,182      8,451,961      8,926,411
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,108,722      1,303,664        748,182        574,562     10,918,997     10,066,437


NET ASSETS:
    Beginning of year ...................     2,372,500      1,068,836      1,581,549      1,006,987     13,185,538      3,119,101
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,481,222   $  2,372,500   $  2,329,731   $  1,581,549   $ 24,104,535   $ 13,185,538
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   CREDIT SUISSE                  DELAWARE VIP
      GROWTH FUND -               GROWTH-INCOME FUND -             TRUST EMERGING                REIT SERIES -
      CLASS 2 SHARES                 CLASS 2 SHARES              MARKETS PORTFOLIO               STANDARD CLASS
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$  (660,020)   $  (366,444)   $  (290,886)   $  (182,943)   $      (165)   $      (193)   $   (12,210)   $    (5,033)
     75,447          2,343        349,977         13,670            791            145        128,705         25,255

  8,896,617      3,666,366      2,788,056      3,373,813          2,653          2,498          7,322        303,851
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  8,312,044      3,302,265      2,847,147      3,204,540          3,279          2,450        123,817        324,073
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 11,340,791     12,532,041      9,793,775     14,759,573         (1,358)            --        640,244        667,970

 17,870,205     14,416,764     17,610,259     18,208,001             --          2,843        734,834         89,970
         --        104,430             --        578,952             --             --             --             --
     (8,100)        (2,703)        (9,399)        (3,349)            (6)            (5)          (215)           (88)
 (2,024,270)      (548,547)    (3,182,765)      (835,940)          (890)          (765)       (16,885)        (2,748)

 (1,886,072)      (431,589)    (1,625,458)      (661,998)            --             --       (159,099)       (35,485)
         --       (104,430)            --       (579,060)            --             --             --             --
   (238,665)        (2,275)      (389,187)       (29,499)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 25,053,889     25,963,691     22,197,225     31,436,680         (2,254)         2,073      1,198,879        719,619
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 33,365,933     29,265,956     25,044,372     34,641,220          1,025          4,523      1,322,696      1,043,692



 40,569,657     11,303,701     49,617,930     14,976,710         14,958         10,435      1,634,662        590,970
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$73,935,590    $40,569,657    $74,662,302    $49,617,930    $    15,983    $    14,958    $ 2,957,358    $ 1,634,662
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                DREYFUS VIF -
                                                   DREYFUS VIF -                 DEVELOPING                   MERCURY GLOBAL
                                             APPRECIATION PORTFOLIO -        LEADERS PORTFOLIO -             ALLOCATION V.I.
                                                  INITIAL SHARES               INITIAL SHARES                FUND - CLASS III
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,734)  $       (509)  $     (7,235)  $     (2,102)  $     11,619   $     13,746
  Realized gain (loss) ..................         2,753            914          1,249          2,068          1,355            395
  Change in unrealized gain (loss)
    on investments ......................        16,530          7,313         26,019         15,405        104,090         26,206
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        10,549          7,718         20,033         15,371        117,064         40,347
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        85,892         96,163        158,259         93,285        324,620        259,969
  Participant transfers from other
    funding options .....................        40,807         48,291         84,120         53,508        731,892        252,530
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (43)           (27)           (55)           (27)           (83)            (2)
  Contract surrenders ...................       (22,487)          (716)        (2,624)        (3,175)       (10,530)            --
  Participant transfers to other
    funding options .....................           (45)        (9,788)        (7,551)          (538)       (24,252)          (230)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       104,124        133,923        232,149        143,053      1,021,647        512,267
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       114,673        141,641        252,182        158,424      1,138,711        552,614


NET ASSETS:
    Beginning of year ...................       350,972        209,331        209,950         51,526        553,689          1,075
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    465,645   $    350,972   $    462,132   $    209,950   $  1,692,400   $    553,689
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

      MERCURY VALUE                                               FRANKLIN RISING              FRANKLIN SMALL-MID
      OPPORTUNITIES                  FRANKLIN INCOME                 DIVIDENDS                     CAP GROWTH
       V.I. FUND -                  SECURITIES FUND -            SECURITIES FUND -             SECURITIES FUND -
        CLASS III                    CLASS II SHARES               CLASS 2 SHARES                CLASS 2 SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (27,980)   $    (9,095)   $   (14,771)   $        --    $   (33,941)   $   (10,869)   $  (120,302)   $   (62,936)
  1,763,146        451,911           (492)            --         22,155          2,643         46,751          1,199

 (1,401,269)      (295,648)       (15,933)            --         76,201        111,896        310,009        483,305
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    333,897        147,168        (31,196)            --         64,415        103,670        236,458        421,568
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    906,178        641,568      1,225,044             --        692,688      1,443,028        537,732      1,510,317

  2,186,971        939,734      2,500,042             --        719,643        353,803      1,207,180      2,169,192
         --             --             --             --             --             --             --             --
       (357)           (17)           (13)            --           (394)           (31)        (1,060)          (429)
   (131,943)          (526)       (26,250)            --        (84,770)        (2,152)      (311,605)      (144,675)

   (361,806)       (14,639)       (49,374)            --       (124,419)       (10,184)      (372,523)       (79,055)
         --             --             --             --             --             --             --             --
     (5,366)            --             --             --             --             --        (14,844)       (10,700)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,593,677      1,566,120      3,649,449             --      1,202,748      1,784,464      1,044,880      3,444,650
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,927,574      1,713,288      3,618,253             --      1,267,163      1,888,134      1,281,338      3,866,218



  1,714,356          1,068             --             --      1,890,200          2,066      5,475,119      1,608,901
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 4,641,930    $ 1,714,356    $ 3,618,253    $        --    $ 3,157,363    $ 1,890,200    $ 6,756,457    $ 5,475,119
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                  TEMPLETON                     TEMPLETON
                                                                                 DEVELOPING                      FOREIGN
                                                   MUTUAL SHARES                   MARKETS                      SECURITIES
                                                 SECURITIES FUND -            SECURITIES FUND -                   FUND -
                                                  CLASS 2 SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (123,508)  $    (53,808)  $    (46,062)  $     (4,771)  $   (126,064)  $    (54,226)
  Realized gain (loss) ..................        71,457          7,443         24,613          2,933         32,308          7,403
  Change in unrealized gain (loss)
    on investments ......................     1,099,902        624,098      1,652,097        410,308      1,519,570      1,238,171
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,047,851        577,733      1,630,648        408,470      1,425,814      1,191,348
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,584,359      2,491,833      2,456,393        948,989      2,985,314      2,938,233
  Participant transfers from other
    funding options .....................     5,541,345      2,186,523      4,037,336      1,262,079      6,466,908      4,057,219
  Growth rate intra-fund transfers in ...            --          7,395             --          3,252             --          3,173
  Administrative charges ................        (1,966)          (653)        (1,049)          (243)        (1,880)          (509)
  Contract surrenders ...................      (289,960)      (131,438)      (177,047)       (25,294)      (407,405)      (121,334)
  Participant transfers to other
    funding options .....................      (682,383)       (93,006)      (350,917)       (42,291)      (843,793)      (104,873)
  Growth rate intra-fund transfers out ..            --         (7,395)            --         (3,252)            --         (3,173)
  Other receipts/(payments) .............       (95,219)       (13,666)       (28,382)            --        (28,617)        (9,725)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,056,176      4,439,593      5,936,334      2,143,240      8,170,527      6,759,011
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     8,104,027      5,017,326      7,566,982      2,551,710      9,596,341      7,950,359


NET ASSETS:
    Beginning of year ...................     7,367,439      2,350,113      2,832,574        280,864     10,592,209      2,641,850
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 15,471,466   $  7,367,439   $ 10,399,556   $  2,832,574   $ 20,188,550   $ 10,592,209
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        TEMPLETON
          GROWTH                                                                                  EQUITY INDEX
    SECURITIES FUND -                 APPRECIATION             DIVERSIFIED STRATEGIC               PORTFOLIO -
      CLASS 2 SHARES                    PORTFOLIO                 INCOME PORTFOLIO               CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (47,816)   $   (12,468)   $  (205,850)   $   (51,663)   $   537,250    $   433,497    $   (58,556)   $    (6,759)
      6,844          3,377        138,015         13,785          9,987          1,802         42,446         11,285

    462,267        208,761        606,487      1,071,819       (452,377)        59,130        299,200        633,468
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    421,295        199,670        538,652      1,033,941         94,860        494,429        283,090        637,994
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,191,833      1,030,034      1,922,609      3,459,599        740,557      2,674,978      2,182,989      2,412,030

  3,589,870        545,187      4,303,556      5,962,882      2,685,233      5,242,441      1,538,066      2,431,788
         --            867             --        544,756             --         20,842             --         34,279
       (514)           (61)        (3,720)        (1,802)        (2,417)        (1,083)        (1,500)          (631)
   (147,014)          (564)    (1,950,224)      (406,601)      (700,844)      (307,280)      (489,781)      (134,351)

   (161,358)       (64,938)      (291,038)      (301,476)      (721,766)      (283,847)      (271,624)      (220,991)
         --           (867)            --       (544,862)            --        (20,842)            --        (34,279)
         --             --        (35,407)       (55,220)       (88,269)          (370)       (45,431)        (1,108)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  5,472,817      1,509,658      3,945,776      8,657,276      1,912,494      7,324,839      2,912,719      4,486,737
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  5,894,112      1,709,328      4,484,428      9,691,217      2,007,354      7,819,268      3,195,809      5,124,731



  2,226,911        517,583     17,928,774      8,237,557     12,349,645      4,530,377      9,274,023      4,149,292
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 8,121,023    $ 2,226,911    $22,413,202    $17,928,774    $14,356,999    $12,349,645    $12,469,832    $ 9,274,023
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                              SALOMON BROTHERS               SALOMON BROTHERS
                                                                                  VARIABLE                       VARIABLE
                                                    FUNDAMENTAL                  AGGRESSIVE                     AGGRESSIVE
                                                       VALUE                    GROWTH FUND -                 GROWTH FUND -
                                                     PORTFOLIO                 CLASS I SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (323,730)  $   (202,179)  $    (18,524)  $    (13,585)  $    (32,894)  $     (8,549)
  Realized gain (loss) ..................     2,270,929        751,494          4,480            756          7,475            (30)
  Change in unrealized gain (loss)
    on investments ......................      (830,463)     1,075,847         85,056         54,164        156,482         71,112
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,116,736      1,625,162         71,012         41,335        131,063         62,533
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,597,392      9,525,498         95,779        300,924        374,305        857,180
  Participant transfers from other
    funding options .....................     5,782,425     10,488,127         64,438         20,657        272,890        215,307
  Growth rate intra-fund transfers in ...            --        671,036             --             --             --             --
  Administrative charges ................        (6,072)        (2,750)          (106)           (24)          (137)           (16)
  Contract surrenders ...................    (2,373,608)    (1,267,616)       (10,142)           (68)       (42,627)          (993)
  Participant transfers to other
    funding options .....................    (1,097,652)      (436,361)        (9,582)        (6,054)       (54,247)        (2,491)
  Growth rate intra-fund transfers out ..            --       (671,143)            --             --             --             --
  Other receipts/(payments) .............      (213,762)       (98,591)        (3,791)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     4,688,723     18,208,200        136,596        315,435        550,184      1,068,987
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,805,459     19,833,362        207,608        356,770        681,247      1,131,520


NET ASSETS:
    Beginning of year ...................    31,169,763     11,336,401        762,404        405,634      1,133,633          2,113
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 36,975,222   $ 31,169,763   $    970,012   $    762,404   $  1,814,880   $  1,133,633
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     SALOMON BROTHERS                                                                                GLOBAL
    VARIABLE GROWTH &                                               GLOBAL LIFE                    TECHNOLOGY
      INCOME FUND -               BALANCED PORTFOLIO -          SCIENCES PORTFOLIO -               PORTFOLIO -
      CLASS I SHARES                 SERVICE SHARES                SERVICE SHARES                SERVICE SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (3,149)   $    (1,804)   $     1,202    $     4,529    $      (251)   $      (230)   $    (2,419)   $    (1,979)
      1,729            874         44,526          5,749            298             63            628          7,816

      4,668         12,843         13,096         65,143          1,315          1,582         14,187         (6,542)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      3,248         11,913         58,824         75,421          1,362          1,415         12,396           (705)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      6,966         20,417        (26,649)        65,848           (159)         2,178         20,722         22,554

      2,193         12,492            490        163,773             --             --         24,357          7,012
         --             --             --             --             --             --             --             --
        (27)           (13)           (75)           (63)            (1)            --            (38)           (13)
     (5,454)        (8,036)      (265,903)       (65,175)          (254)          (307)           (70)           (85)

     (6,863)        (1,630)       (17,506)        (5,765)            --             --         (9,731)       (49,453)
         --             --             --             --             --             --             --             --
         --             --            208             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (3,185)        23,230       (309,435)       158,618           (414)         1,871         35,240        (19,985)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

         63         35,143       (250,611)       234,039            948          3,286         47,636        (20,690)



    197,944        162,801      1,285,669      1,051,630         13,097          9,811         98,732        119,422
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   198,007    $   197,944    $ 1,035,058    $ 1,285,669    $    14,045    $    13,097    $   146,368    $    98,732
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                  LAZARD
                                                      MID CAP                     WORLDWIDE                     RETIREMENT
                                                GROWTH PORTFOLIO -           GROWTH PORTFOLIO -                 SMALL CAP
                                                  SERVICE SHARES               SERVICE SHARES                   PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (19,351)  $    (13,010)  $       (436)  $       (445)  $    (75,494)  $    (27,836)
  Realized gain (loss) ..................         6,798         (5,436)           215             42        306,138         10,329
  Change in unrealized gain (loss)
    on investments ......................       125,835        161,489          3,042          2,252       (114,568)       261,565
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       113,282        143,043          2,821          1,849        116,076        244,058
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       133,890        157,606         (2,671)         6,658        655,053        751,066
  Participant transfers from other
    funding options .....................        85,968        221,517         12,884         23,752      1,607,889      1,608,842
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (281)          (202)           (23)            (7)          (454)          (119)
  Contract surrenders ...................       (91,031)       (21,189)        (1,585)          (647)       (73,799)      (145,886)
  Participant transfers to other
    funding options .....................       (23,890)       (28,854)          (119)           (48)      (315,191)       (35,296)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............           169        (11,513)            --             --        (10,412)            --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       104,825        317,365          8,486         29,708      1,863,086      2,178,607
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       218,107        460,408         11,307         31,557      1,979,162      2,422,665


NET ASSETS:
    Beginning of year ...................     1,026,184        565,776         65,594         34,037      2,694,727        272,062
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,244,291   $  1,026,184   $     76,901   $     65,594   $  4,673,889   $  2,694,727
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   OPPENHEIMER
                                                                     CAPITAL
                                                                   APPRECIATION
        GROWTH AND                       MID-CAP                    FUND/VA -            OPPENHEIMER GLOBAL SECURITIES
     INCOME PORTFOLIO                VALUE PORTFOLIO              SERVICE SHARES           FUND/VA - SERVICE SHARES
--------------------------    --------------------------    --------------------------   -----------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (49,084)   $    (2,220)   $  (120,661)   $   (29,353)   $   (16,581)   $    (5,626)   $   (21,764)   $    (5,354)
    399,630         31,289        692,059         77,690          1,614             (4)         4,935          1,192

   (205,281)       257,916         64,207        483,909         61,227         40,337        231,533        115,364
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    145,265        286,985        635,605        532,246         46,260         34,707        214,704        111,202
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,287,091      1,757,019      2,816,158      1,661,632        334,054        571,217        351,527        653,475

  1,680,060      1,396,643      4,768,107      1,934,134        255,921        174,994        508,124        270,512
         --             --             --             --             --             --             --             --
       (645)          (120)          (984)          (147)           (80)            (6)          (129)            (7)
   (214,809)       (51,842)      (124,962)      (184,516)       (16,041)        (1,484)       (17,978)          (878)

    (85,607)       (16,747)      (436,909)       (33,617)       (36,817)           (28)       (35,429)        (8,313)
         --             --             --             --             --             --             --             --
    (18,567)            --         (9,751)       (43,533)            --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,647,523      3,084,953      7,011,659      3,333,953        537,037        744,693        806,115        914,789
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,792,788      3,371,938      7,647,264      3,866,199        583,297        779,400      1,020,819      1,025,991



  3,843,295        471,357      4,489,483        623,284        782,558          3,158      1,028,152          2,161
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,636,083    $ 3,843,295    $12,136,747    $ 4,489,483    $ 1,365,855    $   782,558    $ 2,048,971    $ 1,028,152
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    OPPENHEIMER                  REAL RETURN                    TOTAL RETURN
                                                    MAIN STREET                  PORTFOLIO -                    PORTFOLIO -
                                                     FUND/VA -                 ADMINISTRATIVE                  ADMINISTRATIVE
                                                  SERVICE SHARES                    CLASS                          CLASS
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (2,057)  $       (427)  $    142,608   $    (27,960)  $    879,950   $     21,719
  Realized gain (loss) ..................         1,209             42        198,376        270,895      1,014,327        663,887
  Change in unrealized gain (loss)
    on investments ......................         8,380          5,029       (315,814)        73,847     (1,633,361)       378,734
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         7,532          4,644         25,170        316,782        260,916      1,064,340
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        92,976         57,058      3,482,696      2,524,778      5,739,777      7,315,455
  Participant transfers from other
    funding options .....................        42,552         28,129      7,725,934      5,994,970     17,747,559     17,670,354
  Growth rate intra-fund transfers in ...            --             --             --             --             --        467,981
  Administrative charges ................           (60)            (3)        (1,653)          (306)        (9,594)        (5,763)
  Contract surrenders ...................          (492)            --       (387,914)      (113,158)    (4,509,628)    (1,315,033)
  Participant transfers to other
    funding options .....................       (27,597)        (1,413)    (1,827,013)      (194,299)    (2,691,582)    (3,214,042)
  Growth rate intra-fund transfers out ..            --             --             --             --             --       (468,024)
  Other receipts/(payments) .............            --             --        (59,400)            --       (608,609)      (361,911)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       107,379         83,771      8,932,650      8,211,985     15,667,923     20,089,017
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       114,911         88,415      8,957,820      8,528,767     15,928,839     21,153,357


NET ASSETS:
    Beginning of year ...................        88,415             --      9,448,069        919,302     46,765,029     25,611,672
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    203,326   $     88,415   $ 18,405,889   $  9,448,069   $ 62,693,868   $ 46,765,029
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                 PIONEER CULLEN
         PIONEER                         PIONEER                      PIONEER                       VALUE VCT
       AMPAC GROWTH                  AMERICA INCOME                   BALANCED                     PORTFOLIO -
     VCT PORTFOLIO -                 VCT PORTFOLIO -              VCT PORTFOLIO -                   CLASS II
         CLASS II                    CLASS II SHARES              CLASS II SHARES                    SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (2,090)   $      (512)   $    24,122    $     4,766    $    (1,251)   $       876    $    (2,160)   $        --
         85             (1)          (671)           (15)           234            (14)           133             --

      1,126          2,830        (27,672)          (314)         9,096          6,528         15,783             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


       (879)         2,317         (4,221)         4,437          8,079          7,390         13,756             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     13,417         99,128        295,347        458,159        117,349        271,336        136,320             --

      3,532             --        346,995        226,154         27,548         45,831         94,269             --
         --             --             --             --             --             --             --             --
         (7)            --           (131)            (5)           (87)            (7)            (4)            --
       (584)            --        (37,153)          (706)        (3,608)        (1,906)          (565)            --

         --             --        (17,099)        (1,744)          (875)        (4,462)          (276)            --
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     16,358         99,128        587,959        681,858        140,327        310,792        229,744             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     15,479        101,445        583,738        686,295        148,406        318,182        243,500             --



    101,445             --        687,298          1,003        319,215          1,033             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   116,924    $   101,445    $ 1,271,036    $   687,298    $   467,621    $   319,215    $   243,500    $        --
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      PIONEER                  PIONEER EQUITY                  PIONEER EQUITY
                                                 EMERGING MARKETS                INCOME VCT                     OPPORTUNITY
                                                  VCT PORTFOLIO -                PORTFOLIO -                  VCT PORTFOLIO -
                                                  CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (6,971)  $     (1,667)  $      1,491   $      2,393   $       (196)  $         --
  Realized gain (loss) ..................        10,461            731          6,505            435              1             --
  Change in unrealized gain (loss)
    on investments ......................       129,472         41,197         40,670         77,745            742             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       132,962         40,261         48,666         80,573            547             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       198,005        177,621        402,705        759,754         29,989             --
  Participant transfers from other
    funding options .....................        61,892         45,652        481,914        147,780             --             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (31)            (2)          (174)           (18)            --             --
  Contract surrenders ...................        (2,012)           (92)       (61,786)        (2,841)            --             --
  Participant transfers to other
    funding options .....................       (44,655)        (7,646)       (48,770)        (9,954)            --             --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       213,199        215,533        773,889        894,721         29,989             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       346,161        255,794        822,555        975,294         30,536             --


NET ASSETS:
    Beginning of year ...................       258,045          2,251        977,422          2,128             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    604,206   $    258,045   $  1,799,977   $    977,422   $     30,536   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                   PIONEER GLOBAL                    PIONEER
      PIONEER EUROPE                  PIONEER FUND                   HIGH YIELD                   GROWTH SHARES
     VCT PORTFOLIO -                 VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,432)   $      (447)   $   (15,665)   $    (5,553)   $    11,880    $        --    $    (1,588)   $      (567)
        455             (1)         9,040            733            173             --            292            (37)

      6,355          7,828         63,805         90,923          6,383             --          2,536          5,127
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      5,378          7,380         57,180         86,103         18,436             --          1,240          4,523
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     40,103         53,266        229,495        906,786        183,004             --           (483)        79,969

      1,003          2,811        167,112        172,695        679,428             --          5,455         22,574
         --             --             --             --             --             --             --             --
         (5)            (1)          (132)            (7)            --             --            (13)            --
     (1,644)          (172)       (15,978)            --         (8,609)            --         (1,416)          (912)

        (69)        (2,292)       (97,892)        (7,665)            --             --         (2,941)            --
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     39,388         53,612        282,605      1,071,809        853,823             --            602        101,631
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     44,766         60,992        339,785      1,157,912        872,259             --          1,842        106,154



     62,086          1,094      1,160,018          2,106             --             --        107,184          1,030
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   106,852    $    62,086    $ 1,499,803    $ 1,160,018    $   872,259    $        --    $   109,026    $   107,184
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                   PIONEER                        PIONEER
                                                                                  IBBOTSON                        IBBOTSON
                                                      PIONEER                    AGGRESSIVE                        GROWTH
                                                    HIGH YIELD                   ALLOCATION                      ALLOCATION
                                                  VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     60,767   $     13,539   $       (745)  $         --   $     (1,863)  $         --
  Realized gain (loss) ..................        49,184          3,675             14             --          4,509             --
  Change in unrealized gain (loss)
    on investments ......................      (116,416)        30,607          3,775             --          6,466             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        (6,465)        47,821          3,044             --          9,112             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       583,185      1,394,484             --             --         15,375             --
  Participant transfers from other
    funding options .....................       793,587        187,604        231,026             --        269,242             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (307)           (32)            (2)            --            (14)            --
  Contract surrenders ...................       (85,783)        (2,596)            --             --             --             --
  Participant transfers to other
    funding options .....................      (420,366)      (146,300)           (81)            --       (104,701)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       870,316      1,433,160        230,943             --        179,902             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       863,851      1,480,981        233,987             --        189,014             --


NET ASSETS:
    Beginning of year ...................     1,482,006          1,025             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,345,857   $  1,482,006   $    233,987   $         --   $    189,014   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER
         IBBOTSON                        PIONEER                      PIONEER                      PIONEER OAK
         MODERATE                     INTERNATIONAL                   MID CAP                      RIDGE LARGE
        ALLOCATION                      VALUE VCT                    VALUE VCT                     CAP GROWTH
     VCT PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -                  VCT PORTFOLIO -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (6,654)   $        --    $    (6,000)   $    (1,098)   $   (21,868)   $    (4,007)   $    (7,099)   $      (683)
      1,498             --          1,720            142         68,522          1,964            507            (87)

     20,813             --         50,107         25,698         20,535         63,091         47,372          7,040
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     15,657             --         45,827         24,742         67,189         61,048         40,780          6,270
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    831,461             --         46,647         57,134        375,558        643,146        215,330         81,552

    143,418             --         85,395        149,868        484,151         41,842        265,236         18,747
         --             --             --             --             --             --             --             --
        (13)            --            (34)            (2)           (91)           (11)           (47)            (2)
    (80,201)            --         (2,856)          (140)       (15,949)        (1,112)        (1,161)            --

         --             --         (2,650)          (879)       (62,492)        (7,705)        (1,842)        (6,661)
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    894,665             --        126,502        205,981        781,177        676,160        477,516         93,636
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    910,322             --        172,329        230,723        848,366        737,208        518,296         99,906



         --             --        231,816          1,093        739,311          2,103         99,906             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   910,322    $        --    $   404,145    $   231,816    $ 1,587,677    $   739,311    $   618,202    $    99,906
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                PIONEER SMALL                     PIONEER
                                                   PIONEER REAL                  AND MID CAP                     SMALL CAP
                                                   ESTATE SHARES                 GROWTH VCT                      VALUE VCT
                                                  VCT PORTFOLIO -                PORTFOLIO -                    PORTFOLIO -
                                                  CLASS II SHARES                 CLASS II                    CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $      5,209   $      1,893   $    (11,460)  $     (1,884)  $     (8,459)  $     (2,079)
  Realized gain (loss) ..................        34,057          1,428            468            (63)        16,212            170
  Change in unrealized gain (loss)
    on investments ......................        33,395         36,193         29,714         11,679         28,645         23,546
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        72,661         39,514         18,722          9,732         36,398         21,637
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       216,169        305,789        218,945        300,187        180,781        164,319
  Participant transfers from other
    funding options .....................        23,580          8,350         99,630          8,422        291,669         22,896
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (189)            (5)           (26)            (1)           (21)            --
  Contract surrenders ...................       (11,272)            --         (2,588)          (179)        (7,148)           (48)
  Participant transfers to other
    funding options .....................      (118,475)       (13,071)        (1,311)            --        (48,011)        (1,442)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       109,813        301,063        314,650        308,429        417,270        185,725
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       182,474        340,577        333,372        318,161        453,668        207,362


NET ASSETS:
    Beginning of year ...................       342,665          2,088        318,161             --        208,424          1,062
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    525,139   $    342,665   $    651,533   $    318,161   $    662,092   $    208,424
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         PIONEER                    PIONEER STRATEGIC                                               PUTNAM VT
      SMALL COMPANY                    INCOME VCT                  PIONEER VALUE                    DISCOVERY
     VCT PORTFOLIO -                   PORTFOLIO -                VCT PORTFOLIO -                 GROWTH FUND -
     CLASS II SHARES                 CLASS II SHARES              CLASS II SHARES                CLASS IB SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,428)   $      (124)   $    75,028    $    15,731    $   (13,403)   $    (4,560)   $    (2,658)   $    (2,642)
      7,545              7         21,425          5,098          6,010            751         29,495            515

     (3,922)         1,498        (94,354)        45,413         25,340         41,723        (18,692)        10,964
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      2,195          1,381          2,099         66,242         17,947         37,914          8,145          8,837
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,641         28,804        963,437        738,238         67,795        411,375             --             --

     21,127         12,954      1,226,295        485,800         89,717         89,303            506          3,118
         --             --             --             --             --             --             --             --
         (4)            --           (351)           (22)           (72)            (9)           (17)           (17)
        (47)           (48)      (246,833)          (850)        (5,860)          (171)        (3,347)            --

         --             --       (406,189)        (4,274)        (5,668)          (586)       (95,101)           (39)
         --             --             --             --             --             --             --             --
         --             --             --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     42,717         41,710      1,536,359      1,218,892        145,912        499,912        (97,959)         3,062
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     44,912         43,091      1,538,458      1,285,134        163,859        537,826        (89,814)        11,899



     44,130          1,039      1,286,158          1,024        538,888          1,062        162,687        150,788
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$    89,042    $    44,130    $ 2,824,616    $ 1,286,158    $   702,747    $   538,888    $    72,873    $   162,687
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     PUTNAM VT                    PUTNAM VT
                                                   INTERNATIONAL                  SMALL CAP
                                                   EQUITY FUND -                VALUE FUND -                      ALL CAP
                                                  CLASS IB SHARES              CLASS IB SHARES                 FUND - CLASS I
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (8,131)  $     (6,983)  $    (96,544)  $    (47,844)  $   (123,191)  $   (102,416)
  Realized gain (loss) ..................        26,841         14,419        346,261         37,340        108,213         18,025
  Change in unrealized gain (loss)
    on investments ......................       147,752        194,961         65,675        710,928        306,982        674,744
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       166,462        202,397        315,392        700,424        292,004        590,353
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        (1,269)       142,312        952,047        855,173        367,484      2,127,047
  Participant transfers from other
    funding options .....................        68,412        396,030      1,460,241        854,001      1,737,598      3,306,843
  Growth rate intra-fund transfers in ...            --          5,357             --          2,401             --        106,619
  Administrative charges ................          (121)           (97)          (714)          (335)        (2,793)        (1,246)
  Contract surrenders ...................       (66,554)       (35,134)      (189,227)       (90,292)      (633,994)      (183,345)
  Participant transfers to other
    funding options .....................       (29,334)       (92,053)      (360,319)      (210,370)      (328,079)      (127,442)
  Growth rate intra-fund transfers out ..            --         (5,357)            --         (2,401)            --       (106,619)
  Other receipts/(payments) .............        (8,906)            --        (15,409)       (34,174)      (202,994)       (25,614)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (37,772)       411,058      1,846,619      1,374,003        937,222      5,096,243
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       128,690        613,455      2,162,011      2,074,427      1,229,226      5,686,596


NET ASSETS:
    Beginning of year ...................     1,688,297      1,074,842      4,167,098      2,092,671     11,119,479      5,432,883
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,816,987   $  1,688,297   $  6,329,109   $  4,167,098   $ 12,348,705   $ 11,119,479
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                  SALOMON BROTHERS
                                        LARGE CAP                   VARIABLE ALL                    SMALL CAP
     INVESTORS FUND -                 GROWTH FUND -                  CAP FUND -                   GROWTH FUND -
         CLASS I                         CLASS I                      CLASS II                       CLASS I
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (42,704)   $     2,314    $    (8,961)   $    (6,254)   $        72    $        --    $   (69,373)   $   (43,616)
     58,042          5,879          1,129            684             69             --        356,418          5,911

    270,058        365,916         24,502          2,268          1,338             --       (177,964)       419,180
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    285,396        374,109         16,670         (3,302)         1,479             --        109,081        381,475
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    544,439      1,111,255         66,829        112,015         33,500             --        224,003        660,953

    999,906      1,879,755         21,224         45,528         52,426             --        518,551      1,208,070
         --         45,652             --             --             --             --             --             --
     (1,368)          (629)           (48)           (19)            (2)            --           (656)          (365)
   (296,969)       (86,356)        (3,361)           (41)            --             --       (148,714)       (57,891)

   (370,815)       (86,459)        (8,864)       (17,760)            --             --       (453,837)       (73,898)
         --        (45,652)            --             --             --             --             --             --
   (155,592)       (37,204)            --             --             --             --           (411)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    719,601      2,780,362         75,780        139,723         85,924             --        138,936      1,736,869
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,004,997      3,154,471         92,450        136,421         87,403             --        248,017      2,118,344



  5,759,743      2,605,272        381,456        245,035             --             --      3,446,756      1,328,412
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 6,764,740    $ 5,759,743    $   473,906    $   381,456    $    87,403    $        --    $ 3,694,773    $ 3,446,756
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                SMITH BARNEY
                                                                                SMITH BARNEY                 PREMIER SELECTIONS
                                                TOTAL RETURN FUND -           DIVIDEND STRATEGY                   ALL CAP
                                                     CLASS II                     PORTFOLIO                   GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $       (454)  $      1,163   $      2,795   $     (5,615)  $     (5,117)  $     (2,402)
  Realized gain (loss) ..................         2,997          4,575          9,199          3,389          2,260            430
  Change in unrealized gain (loss)
    on investments ......................         3,314          6,281        (56,417)        51,164         19,164          6,637
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........         5,857         12,019        (44,423)        48,938         16,307          4,665
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       101,759        178,488        179,969        517,762         10,951         20,300
  Participant transfers from other
    funding options .....................        91,290         85,858        588,989      1,006,113        138,806         80,162
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (38)            (9)          (580)          (226)          (109)           (27)
  Contract surrenders ...................        (5,522)        (2,336)      (189,422)       (36,421)       (19,882)        (6,184)
  Participant transfers to other
    funding options .....................        (1,611)        (5,583)      (100,284)      (108,985)        (5,173)        (2,946)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --        (23,155)            --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       185,878        256,418        455,517      1,378,243        124,593         91,305
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       191,735        268,437        411,094      1,427,181        140,900         95,970


NET ASSETS:
    Beginning of year ...................       269,476          1,039      2,062,835        635,654        200,670        104,700
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    461,211   $    269,476   $  2,473,929   $  2,062,835   $    341,570   $    200,670
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MULTIPLE                  MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
  DISCIPLINE PORTFOLIO -               PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
         ALL CAP                    BALANCED ALL CAP               GLOBAL ALL CAP                   LARGE CAP
     GROWTH AND VALUE               GROWTH AND VALUE              GROWTH AND VALUE              GROWTH AND VALUE
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$(1,031,720)   $  (334,716)   $  (374,943)   $   (91,576)   $  (215,459)   $   (40,237)   $  (126,909)   $   (17,979)
  1,694,949        193,642        732,004        117,074        320,100         42,499        188,179         79,358

  2,065,087      2,494,465      1,439,788      1,496,308      1,124,891        807,759        183,576        269,900
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,728,316      2,353,391      1,796,849      1,521,806      1,229,532        810,021        244,846        331,279
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  6,457,039     16,612,515      6,273,342     15,876,415      4,205,123      4,916,278      1,355,065      1,418,266

 22,073,144     22,438,419     21,893,447     21,912,966      8,281,753      5,796,494      3,439,379      3,801,111
         --        209,493             --         28,688             --             --             --             --
    (10,626)        (2,822)        (9,928)        (2,267)        (2,621)          (582)        (1,706)          (435)
 (2,160,686)      (399,544)    (2,331,996)      (507,573)      (777,394)      (133,189)      (315,309)       (44,523)

 (4,352,250)      (469,714)    (3,099,558)    (1,336,436)      (878,131)      (144,374)      (599,084)       (44,252)
         --       (209,493)            --        (28,689)            --             --             --             --
   (392,005)       (93,189)      (355,156)       (18,663)      (227,912)       (11,249)       (47,047)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


 21,614,616     38,085,665     22,370,151     35,924,441     10,600,818     10,423,378      3,831,298      5,130,167
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

 24,342,932     40,439,056     24,167,000     37,446,247     11,830,350     11,233,399      4,076,144      5,461,446



 50,014,029      9,574,973     47,019,641      9,573,394     12,459,512      1,226,113      7,304,191      1,842,745
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$74,356,961    $50,014,029    $71,186,641    $47,019,641    $24,289,862    $12,459,512    $11,380,335    $ 7,304,191
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    AIM CAPITAL                                                 DISCIPLINED
                                                   APPRECIATION                  CONVERTIBLE                      MID CAP
                                                     PORTFOLIO              SECURITIES PORTFOLIO              STOCK PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (37,720)  $    (22,023)  $      6,828   $     32,403   $    (13,836)  $     (6,883)
  Realized gain (loss) ..................        38,744          1,654         75,031          7,206         12,808         16,474
  Change in unrealized gain (loss)
    on investments ......................       151,808        117,602       (193,048)       115,849         69,082         56,073
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       152,832         97,233       (111,189)       155,458         68,054         65,664
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       291,268        390,743         81,993        498,516         74,260         51,973
  Participant transfers from other
    funding options .....................       308,163        691,686        363,490      1,906,125         50,309        149,837
  Growth rate intra-fund transfers in ...            --            334             --             28             --             --
  Administrative charges ................          (605)          (257)          (244)           (86)           (74)           (25)
  Contract surrenders ...................      (290,465)       (32,403)      (991,632)      (111,614)        (9,380)        (3,860)
  Participant transfers to other
    funding options .....................       (75,964)        (7,602)      (526,390)          (853)        (9,573)        (1,354)
  Growth rate intra-fund transfers out ..            --           (334)            --            (28)            --             --
  Other receipts/(payments) .............       (11,332)            --            296             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       221,065      1,042,167     (1,072,487)     2,292,088        105,542        196,571
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       373,897      1,139,400     (1,183,676)     2,447,546        173,596        262,235


NET ASSETS:
    Beginning of year ...................     1,906,092        766,692      4,303,023      1,855,477        565,151        302,916
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,279,989   $  1,906,092   $  3,119,347   $  4,303,023   $    738,747   $    565,151
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                         FEDERATED                   FEDERATED
      EQUITY INCOME                     HIGH YIELD                     STOCK                        LARGE CAP
        PORTFOLIO                        PORTFOLIO                   PORTFOLIO                      PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$  (284,294)   $    (4,458)   $   (20,709)   $    43,572    $   (11,496)   $    (1,150)   $   (55,405)   $   (17,079)
    259,213        543,933            274          1,579         23,432          1,243         83,360          1,501

    480,615        405,971         26,934          2,519          3,301         45,233        177,603        132,727
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    455,534        945,446          6,499         47,670         15,237         45,326        205,558        117,149
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,205,769      2,150,671        160,043        348,553            371        165,871        296,361        370,712

  2,781,032      4,944,725        243,440        109,797         11,920        166,696        435,654        797,612
         --         33,016             --             --             --             --             --          1,484
     (3,055)        (1,274)           (84)           (36)           (38)           (30)          (495)          (340)
   (933,998)      (388,195)       (72,720)        (6,058)       (54,059)       (10,683)      (297,440)       (22,609)

   (484,419)      (293,634)       (26,355)        (3,861)      (131,779)        (2,417)      (384,013)       (74,314)
         --        (33,016)            --             --             --             --             --         (1,484)
    (58,461)        (9,019)            --         (2,802)            --             --           (299)        (2,646)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  3,506,868      6,403,274        304,324        445,593       (173,585)       319,437         49,768      1,068,415
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  3,962,402      7,348,720        310,823        493,263       (158,348)       364,763        255,326      1,185,564



 12,933,921      5,585,201        785,620        292,357        643,321        278,558      2,660,288      1,474,724
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$16,896,323    $12,933,921    $ 1,096,443    $   785,620    $   484,973    $   643,321    $ 2,915,614    $ 2,660,288
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      MANAGED                      MANAGED                        MANAGED
                                                ALLOCATION SERIES:           ALLOCATION SERIES:              ALLOCATION SERIES:
                                               AGGRESSIVE PORTFOLIO        CONSERVATIVE PORTFOLIO            MODERATE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (3,462)  $         --   $        (54)  $         --   $       (939)  $         --
  Realized gain (loss) ..................           531             --            304             --            713             --
  Change in unrealized gain (loss)
    on investments ......................        22,306             --          1,103             --         15,203             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        19,375             --          1,353             --         14,977             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        42,529             --         99,282             --        272,115             --
  Participant transfers from other
    funding options .....................       324,453             --         68,450             --        468,547             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (30)            --             --             --            (27)            --
  Contract surrenders ...................            --             --           (108)            --           (701)            --
  Participant transfers to other
    funding options .....................            --             --             --             --         (1,648)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       366,952             --        167,624             --        738,286             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       386,327             --        168,977             --        753,263             --


NET ASSETS:
    Beginning of year ...................            --             --             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    386,327   $         --   $    168,977   $         --   $    753,263   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MANAGED                    MANAGED ALLOCATION
    ALLOCATION SERIES:                    SERIES:                     MERCURY
   MODERATE-AGGRESSIVE             MODERATE-CONSERVATIVE             LARGE CAP                     MFS EMERGING
        PORTFOLIO                        PORTFOLIO                 CORE PORTFOLIO                GROWTH PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$    (1,292)   $        --    $      (375)   $        --    $   (35,264)   $   (14,176)   $    (4,983)   $   (23,610)
        504             --             44             --         68,554            521        (26,845)       (17,062)

     22,006             --          2,051             --        164,352        206,312        (18,862)       189,201
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,218             --          1,720             --        197,642        192,657        (50,690)       148,529
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    448,707             --         79,524             --        233,091        240,432        145,273        419,090

    346,210             --          4,523             --        341,035        333,876         46,598        433,936
         --             --             --             --             --             --             --         22,731
         (1)            --             (4)            --           (319)          (169)            (5)          (207)
       (702)            --             --             --       (312,220)       (24,310)        (4,703)       (50,605)

     (1,648)            --             --             --       (114,870)       (69,505)    (1,823,921)       (72,999)
         --             --             --             --             --             --             --        (22,731)
         --             --             --             --        (17,092)        (1,472)            --         (1,306)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    792,566             --         84,043             --        129,625        478,852     (1,636,758)       727,909
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    813,784             --         85,763             --        327,267        671,509     (1,687,448)       876,438



         --             --             --             --      1,669,534        998,025      1,687,448        811,010
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   813,784    $        --    $    85,763    $        --    $ 1,996,801    $ 1,669,534    $        --    $ 1,687,448
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                        MFS
                                                      MID CAP                     MFS TOTAL                       MFS VALUE
                                                 GROWTH PORTFOLIO             RETURN PORTFOLIO                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (46,008)  $     (8,319)  $    223,345   $    461,924   $        539   $      4,166
  Realized gain (loss) ..................        13,551          1,476      2,313,436        942,611        142,101          4,776
  Change in unrealized gain (loss)
    on investments ......................       155,944         61,197     (2,014,404)     1,223,791        (35,704)        23,840
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       123,487         54,354        522,377      2,628,326        106,936         32,782
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       290,349        239,633      4,999,113      7,578,692        990,083        373,056
  Participant transfers from other
    funding options .....................     2,051,580         74,923     11,343,918     12,398,382      2,120,618        176,102
  Growth rate intra-fund transfers in ...            --             --             --        511,439             --             --
  Administrative charges ................          (440)           (41)        (8,021)        (3,503)          (402)            (8)
  Contract surrenders ...................       (31,804)        (1,343)    (2,404,306)      (827,215)       (53,282)        (2,732)
  Participant transfers to other
    funding options .....................      (234,230)       (11,949)    (1,335,489)      (381,120)      (186,665)          (178)
  Growth rate intra-fund transfers out ..            --             --             --       (511,543)            --             --
  Other receipts/(payments) .............        (3,793)            --       (289,005)      (161,479)            --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,071,662        301,223     12,306,210     18,603,653      2,870,352        546,240
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,195,149        355,577     12,828,587     21,231,979      2,977,288        579,022


NET ASSETS:
    Beginning of year ...................       608,037        252,460     35,333,225     14,101,246        579,022             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,803,186   $    608,037   $ 48,161,812   $ 35,333,225   $  3,556,310   $    579,022
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         MONDRIAN                                                     PIONEER
      INTERNATIONAL                    PIONEER FUND                   MID CAP                  PIONEER STRATEGIC
     STOCK PORTFOLIO                     PORTFOLIO                VALUE PORTFOLIO              INCOME PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (90,118)   $    16,091    $   (33,594)   $    (2,075)   $       (70)   $        --    $   281,956    $   163,912
     10,316          6,399          2,891            522            399             --            789          2,547

    458,680        285,938        118,709         97,397             74             --       (177,687)       (11,677)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    378,878        308,428         88,006         95,844            403             --        105,058        154,782
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    935,668        980,965        259,892        405,255          8,709             --      2,852,636        720,724

  1,365,891      1,703,638        670,292        630,479         15,348             --      4,944,095      2,014,325
         --             --             --             --             --             --             --             --
       (641)          (120)          (245)           (61)            --             --           (566)           (35)
   (137,786)      (148,215)       (23,266)        (1,928)            --             --       (351,845)       (32,751)

    (97,061)       (23,347)       (32,548)        (8,238)            --             --        (89,798)       (12,059)
         --             --             --             --             --             --             --             --
     (1,106)            --             --             --             --             --         (3,380)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,064,965      2,512,921        874,125      1,025,507         24,057             --      7,351,142      2,690,204
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,443,843      2,821,349        962,131      1,121,351         24,460             --      7,456,200      2,844,986



  3,070,336        248,987      1,270,687        149,336             --             --      2,844,986             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 5,514,179    $ 3,070,336    $ 2,232,818    $ 1,270,687    $    24,460    $        --    $10,301,186    $ 2,844,986
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    STYLE                           STYLE
                                                                                FOCUS SERIES:                   FOCUS SERIES:
                                                     STRATEGIC                    SMALL CAP                       SMALL CAP
                                                 EQUITY PORTFOLIO             GROWTH PORTFOLIO                 VALUE PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (18,188)  $     (2,893)  $       (184)  $         --   $         (4)  $         --
  Realized gain (loss) ..................         1,439         (6,671)           778             --            506             --
  Change in unrealized gain (loss)
    on investments ......................        31,042        104,719            133             --             14             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        14,293         95,155            727             --            516             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       142,821        250,230         17,219             --         13,437             --
  Participant transfers from other
    funding options .....................       126,584        152,005         26,868             --         38,458             --
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (390)          (305)            --             --             (1)            --
  Contract surrenders ...................       (37,127)       (21,081)            --             --             --             --
  Participant transfers to other
    funding options .....................       (94,591)       (56,354)          (244)            --           (113)            --
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............        (3,714)       (11,159)            --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       133,583        313,336         43,843             --         51,781             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       147,876        408,491         44,570             --         52,297             --


NET ASSETS:
    Beginning of year ...................     1,291,240        882,749             --             --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,439,116   $  1,291,240   $     44,570   $         --   $     52,297   $         --
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    TRAVELERS MANAGED                TRAVELERS QUALITY            U.S. GOVERNMENT                  VAN KAMPEN
     INCOME PORTFOLIO                 BOND PORTFOLIO            SECURITIES PORTFOLIO          ENTERPRISE PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   315,970    $   500,190    $   (27,570)   $    38,388    $    (4,770)   $     2,590    $   (11,922)   $    (5,328)
    (30,464)          (673)        (2,406)        (6,149)           384             40            201        (11,956)

   (381,901)      (368,626)        24,596        (19,033)         7,533         (1,505)        49,054         38,116
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    (96,395)       130,891         (5,380)        13,206          3,147          1,125         37,333         20,832
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,882,500      2,896,822        182,750        319,609        168,666         32,722        160,632        149,697

  2,945,042      6,039,864         94,885        401,384         30,332         34,014        220,721        174,450
         --         28,538             --             --             --             --             --             --
     (2,952)        (1,805)          (143)           (81)           (13)            (1)          (111)           (77)
 (1,232,694)      (356,657)       (78,277)       (45,813)        (6,395)            --        (41,314)       (16,931)

   (718,642)      (577,686)       (20,984)      (315,548)          (749)            --        (10,573)      (175,198)
         --        (28,538)            --             --             --             --             --             --
   (108,211)          (531)            --             --             --             --             --             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  2,765,043      8,000,007        178,231        359,551        191,841         66,735        329,355        131,941
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  2,668,648      8,130,898        172,851        372,757        194,988         67,860        366,688        152,773



 15,286,938      7,156,040      1,248,695        875,938         67,860             --        601,447        448,674
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$17,955,586    $15,286,938    $ 1,421,546    $ 1,248,695    $   262,848    $    67,860    $   968,135    $   601,447
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SB ADJUSTABLE                SMITH BARNEY                  SMITH BARNEY
                                              RATE INCOME PORTFOLIO -            AGGRESSIVE                    HIGH INCOME
                                                  CLASS I SHARES              GROWTH PORTFOLIO                  PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     71,609   $      8,140   $   (849,176)  $   (485,428)  $  1,353,851   $  1,151,561
  Realized gain (loss) ..................         2,750            200        156,974        164,437         (1,877)        15,131
  Change in unrealized gain (loss)
    on investments ......................       (57,048)       (18,603)     5,266,238      2,904,357     (1,190,048)       (48,037)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        17,311        (10,263)     4,574,036      2,583,366        161,926      1,118,655
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       522,965      1,101,679      3,949,518     10,331,127      1,868,013      3,748,404
  Participant transfers from other
    funding options .....................     2,443,445      2,300,426      8,371,826     13,050,681      4,649,367      6,005,171
  Growth rate intra-fund transfers in ...            --              1             --        220,532             --         72,622
  Administrative charges ................          (684)          (118)        (8,547)        (4,333)        (3,492)        (1,631)
  Contract surrenders ...................      (377,813)       (31,382)    (2,055,425)      (931,833)    (1,304,812)      (575,592)
  Participant transfers to other
    funding options .....................      (355,580)          (926)    (2,033,426)      (831,440)      (822,251)      (691,255)
  Growth rate intra-fund transfers out ..            --             (1)            --       (220,532)            --        (72,622)
  Other receipts/(payments) .............            (4)        (1,110)      (412,719)       (54,615)      (138,222)       (19,084)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,232,329      3,368,569      7,811,227     21,559,587      4,248,603      8,466,013
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,249,640      3,358,306     12,385,263     24,142,953      4,410,529      9,584,668


NET ASSETS:
    Beginning of year ...................     3,482,837        124,531     39,318,679     15,175,726     17,383,031      7,798,363
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,732,477   $  3,482,837   $ 51,703,942   $ 39,318,679   $ 21,793,560   $ 17,383,031
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

       SMITH BARNEY
      INTERNATIONAL                    SMITH BARNEY                 SMITH BARNEY                 SMITH BARNEY
         ALL CAP                         LARGE CAP              LARGE CAPITALIZATION                MID CAP
     GROWTH PORTFOLIO                 VALUE PORTFOLIO             GROWTH PORTFOLIO              CORE PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$      (487)   $    (1,514)   $       899    $     4,042    $  (222,299)   $  (118,248)   $  (128,533)   $  (120,537)
       (517)        (8,051)         1,924         (3,847)        53,733         31,510        889,883         24,001

     22,147         45,746         44,712         85,317        651,713        176,801       (101,455)       839,263
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     21,143         36,181         47,535         85,512        483,147         90,063        659,895        742,727
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      8,481             --             --             --        968,178      3,107,179        862,237      1,399,961

        332          6,382            846         41,224      1,984,751      4,231,907        974,732      3,228,575
         --             --             --         27,740             --         31,816             --         53,296
       (125)          (145)          (184)          (206)        (2,508)        (1,345)        (1,673)          (870)
    (11,675)       (38,533)       (60,267)       (19,716)      (992,213)      (655,189)      (721,769)      (256,083)

     (5,343)       (20,641)        (7,793)       (48,909)      (757,471)      (491,545)      (388,403)      (251,835)
         --             --             --        (27,740)            --        (31,816)            --        (53,296)
         --            766             --             --         23,693        (75,999)       (21,775)         1,578
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     (8,330)       (52,171)       (67,398)       (27,607)     1,224,430      6,115,008        703,349      4,121,326
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     12,813        (15,990)       (19,863)        57,905      1,707,577      6,205,071      1,363,244      4,864,053



    220,849        236,839      1,023,172        965,267     11,985,812      5,780,741      9,206,298      4,342,245
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   233,662    $   220,849    $ 1,003,309    $ 1,023,172    $13,693,389    $11,985,812    $10,569,542    $ 9,206,298
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                   SMITH BARNEY               SOCIAL AWARENESS              COMSTOCK PORTFOLIO -
                                              MONEY MARKET PORTFOLIO           STOCK PORTFOLIO                 CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    113,378   $    (84,672)  $       (694)  $         20   $    (23,164)  $    (12,113)
  Realized gain (loss) ..................            --             --            357             12         70,493         25,591
  Change in unrealized gain (loss)
    on investments ......................            --             --          1,812          4,197          9,185        124,033
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       113,378        (84,672)         1,475          4,229         56,514        137,511
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     5,646,924     13,746,163          4,016         39,380        577,778        473,528
  Participant transfers from other
    funding options .....................     4,535,409      6,635,109             --             --        456,131        236,946
  Growth rate intra-fund transfers in ...        44,968        148,126             --             --             --             --
  Administrative charges ................        (2,127)        (2,086)            --             --           (178)           (89)
  Contract surrenders ...................    (1,249,713)      (606,338)            --             --        (48,995)        (5,298)
  Participant transfers to other
    funding options .....................   (10,531,285)   (14,817,615)            --             --       (196,189)      (164,149)
  Growth rate intra-fund transfers out ..       (44,968)      (148,126)            --             --             --             --
  Other receipts/(payments) .............      (333,689)            --             --             --             --         (5,944)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,934,481)     4,955,233          4,016         39,380        788,547        534,994
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (1,821,103)     4,870,561          5,491         43,609        845,061        672,505


NET ASSETS:
    Beginning of year ...................    12,918,415      8,047,854         43,609             --      1,247,849        575,344
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 11,097,312   $ 12,918,415   $     49,100   $     43,609   $  2,092,910   $  1,247,849
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

         EMERGING                                                  SMITH BARNEY
    GROWTH PORTFOLIO -           ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH          CONTRAFUND(R) PORTFOLIO -
      CLASS I SHARES                 CLASS II SHARES          OPPORTUNITIES PORTFOLIO           SERVICE CLASS
--------------------------    --------------------------    --------------------------    --------------------------
    2005            2004          2005           2004           2005           2004           2005           2004
    ----            ----          ----           ----           ----           ----           ----           ----
$   (15,378)   $   (14,141)   $       (40)   $       (74)   $   (60,784)   $   (33,124)   $  (342,547)   $  (128,856)
    (12,509)       (16,550)            91             14        374,699         72,453         10,502         16,438

     92,695         80,943             64            136       (197,939)       299,377      3,185,070      1,283,606
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     64,808         50,252            115             76        115,976        338,706      2,853,025      1,171,188
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     32,556        106,346         (1,818)         1,250        206,284        650,728      4,176,015      2,983,299

    149,978        210,015             --          2,077        667,028      1,227,670      8,790,345      4,590,655
         --             --             --             --             --             --             --          5,784
       (408)          (391)            --             (2)          (643)          (254)        (3,462)        (1,205)
    (47,321)       (40,710)            --         (1,288)      (169,636)       (43,830)      (623,500)      (236,202)

    (79,313)       (31,762)            --             (1)      (178,487)       (92,612)      (591,014)      (277,514)
         --             --             --             --             --             --             --         (5,784)
    (14,735)       (10,444)             3             --        (33,953)       (11,581)       (25,869)        (2,692)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     40,757        233,054         (1,815)         2,036        490,593      1,730,121     11,722,515      7,056,341
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    105,565        283,306         (1,700)         2,112        606,569      2,068,827     14,575,540      8,227,529



  1,009,026        725,720          3,895          1,783      3,059,979        991,152     12,285,193      4,057,664
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,114,591    $ 1,009,026    $     2,195    $     3,895    $ 3,666,548    $ 3,059,979    $26,860,733    $12,285,193
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                       See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT NINE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                             DYNAMIC CAPITAL
                                            CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
                                                SERVICE CLASS 2              SERVICE CLASS 2                 SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                                2005           2004           2005           2004           2005           2004
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (48,820)  $    (21,717)  $     (2,726)  $     (2,781)  $   (363,936)  $   (142,683)
  Realized gain (loss) ..................        25,412          7,664         12,188             20        408,072         26,958
  Change in unrealized gain (loss)
    on investments ......................       385,171        175,280          9,843          3,840      3,006,834      2,138,990
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       361,763        161,227         19,305          1,079      3,050,970      2,023,265
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       820,920        550,232        (24,204)        72,042      3,162,505      3,047,918
  Participant transfers from other
    funding options .....................       528,269        287,747        (43,758)        20,393      7,250,729      5,527,434
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (391)          (114)           (22)            (8)        (2,999)          (860)
  Contract surrenders ...................       (75,544)       (12,986)        (2,116)        (9,773)    (1,079,937)      (193,198)
  Participant transfers to other
    funding options .....................      (108,087)       (59,904)        (6,853)       (11,546)    (1,383,008)      (453,794)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other receipts/(payments) .............            --             --             --             --        (52,257)       (35,808)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,165,167        764,975        (76,953)        71,108      7,895,033      7,891,692
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,526,930        926,202        (57,648)        72,187     10,946,003      9,914,957


NET ASSETS:
    Beginning of year ...................     1,673,372        747,170        158,493         86,306     13,567,145      3,652,188
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  3,200,302   $  1,673,372   $    100,845   $    158,493   $ 24,513,148   $ 13,567,145
                                           ============   ============   ============   ============   ============   ============

                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

The Travelers Separate Account Nine for Variable Annuities ("Separate Account Nine") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife and is available for funding certain variable annuity contracts issued by The Company. Separate Account Nine, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Nine are Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity, Travelers Portfolio Architect 3 Variable Annuity, Travelers Life & Annuity Portfolio Architect L Variable Annuity, Travelers Vintage 3 Variable Annuity, Travelers Life and Annuity Vintage II (Series II) Variable Annuity, Travelers Vintage II Variable Annuity and Travelers Life & Annuity Vintage L Variable Annuity.

Participant purchase payments applied to Separate Account Nine are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account Nine were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Capital Appreciation Fund - Series II
         AIM V.I. Mid Cap Core Equity Fund - Series II
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Credit Suisse Trust Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Appreciation Portfolio - Initial Shares
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     FAM Variable Series Funds, Inc., Maryland business trust
         Mercury Global Allocation V.I. Fund - Class III (Formerly Merrill Lynch
           Global Allocation V.I. Fund - Class III)
         Mercury Value Opportunities V.I. Fund - Class III (Formerly Merrill
           Lynch Value Opportunities V.I. Fund - Class III)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Income Securities Fund - Class II Shares
         Franklin Rising Dividends Securities Fund - Class 2 Shares
         Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
           (Formerly Franklin Small Cap Fund - Class 2 Shares)
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares
         Templeton Foreign Securities Fund - Class 2 Shares
         Templeton Growth Securities Fund - Class 2 Shares

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Diversified Strategic Income Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
         Salomon Brothers Variable Aggressive Growth Fund - Class I Shares Salomon Brothers Variable Aggressive Growth Fund - Class II Shares Salomon Brothers Variable Growth & Income Fund - Class I Shares
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Global Life Sciences Portfolio - Service Shares
         Global Technology Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares
         Worldwide Growth Portfolio - Service Shares
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Global Securities Fund/VA - Service Shares
         Oppenheimer Main Street Fund/VA - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Real Return Portfolio - Administrative Class
         Total Return Portfolio - Administrative Class
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer  AmPac Growth VCT Portfolio - Class II (Formerly Pioneer Papp
           America-Pacific Rim Fund VCT - Class II Shares)
         Pioneer America Income VCT Portfolio - Class II Shares
         Pioneer Balanced VCT Portfolio - Class II Shares
         Pioneer Bond VCT Portfolio - Class II Shares *
         Pioneer Cullen Value VCT Portfolio - Class II Shares
         Pioneer Emerging Markets VCT Portfolio - Class II Shares
         Pioneer Equity Income VCT Portfolio - Class II Shares
         Pioneer Equity Opportunity VCT Portfolio - Class II Shares
         Pioneer Europe VCT Portfolio - Class II Shares
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Global High Yield VCT Portfolio - Class II Shares
         Pioneer Growth Shares VCT Portfolio - Class II Shares
         Pioneer High Yield VCT Portfolio - Class II Shares
         Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares Pioneer International Value VCT Portfolio - Class II Shares
         Pioneer Mid Cap Value VCT Portfolio - Class II Shares
         Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares Pioneer Real Estate Shares VCT Portfolio - Class II Shares
         Pioneer Small and Mid Cap Growth VCT Portfolio - Class II (Formerly
           Pioneer Papp Small & Mid Cap Growth VCT Portfolio - Class II Shares) Pioneer Small Cap Value VCT Portfolio - Class II Shares
         Pioneer Small Company VCT Portfolio - Class II Shares
         Pioneer Strategic Income VCT Portfolio - Class II Shares
         Pioneer Value VCT Portfolio - Class II Shares

     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares
         Putnam VT International Equity Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         All Cap Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Salomon Brothers Variable All Cap Fund - Class II
         Small Cap Growth Fund - Class I
         Total Return Fund - Class II
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Smith Barney Multiple Discipline Trust, Massachusetts business trust
         Multiple Discipline Portfolio - All Cap Growth and Value
         Multiple Discipline Portfolio - Balanced All Cap Growth and Value Multiple Discipline Portfolio - Global All Cap Growth and Value Multiple Discipline Portfolio - Large Cap Growth and Value
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Managed Allocation Series: Aggressive Portfolio
         Managed Allocation Series: Conservative Portfolio
         Managed Allocation Series: Moderate Portfolio
         Managed Allocation Series: Moderate-Aggressive Portfolio
         Managed Allocation Series: Moderate-Conservative Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         MFS Value Portfolio
         Mondrian International Stock Portfolio (Formerly Lazard International
           Stock Portfolio)
         Pioneer Fund Portfolio
         Pioneer Mid Cap Value Portfolio
         Pioneer Strategic Income Portfolio
         Strategic Equity Portfolio
         Style Focus Series: Small Cap Growth Portfolio
         Style Focus Series: Small Cap Value Portfolio
         Travelers Managed Income Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
         Van Kampen Enterprise Portfolio

     Travelers Series Fund Inc., Maryland business trust
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Social Awareness Stock Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio Variable Insurance Products Fund, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class
         Contrafund(R) Portfolio - Service Class 2
         Dynamic Capital Appreciation Portfolio - Service Class 2 Mid Cap Portfolio - Service Class 2

     * No assets for the period

New Funds in 2005 included above:

  Franklin Income Securities Fund - Class II Shares                        Franklin Templeton Variable Insurance          5/2/2005
                                                                             Products Trust
  Managed Allocation Series: Aggressive Portfolio                          The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Conservative Portfolio                        The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate Portfolio                            The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate-Aggressive Portfolio                 The Travelers Series Trust                     5/2/2005
  Managed Allocation Series: Moderate-Conservative Portfolio               The Travelers Series Trust                     5/2/2005
  Pioneer Bond VCT Portfolio - Class II Shares                             Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Cullen Value VCT Portfolio - Class II Shares                     Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares               Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Global High Yield VCT Portfolio - Class II Shares                Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II          Pioneer Variable Contracts Trust               2/14/2005
    Shares
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares       Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II
    Shares                                                                 Pioneer Variable Contracts Trust               2/14/2005
  Pioneer Mid Cap Value Portfolio                                          The Travelers Series Trust                     5/2/2005
  Salomon Brothers Variable All Cap Portfolio - Class II                   Salomon Brothers Variable Series Funds Inc.    2/14/2005
  Style Focus Series: Small Cap Growth Portfolio                           The Travelers Series Trust                     5/2/2005
  Style Focus Series: Small Cap Value Portfolio                            The Travelers Series Trust                     5/2/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Nine or shares of Separate Account Nine's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account Nine product(s) offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Nine  in  the  preparation  of  its  financial
statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Separate Account Nine form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Nine. Separate Account Nine is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Separate Account Nine adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)
      -     Enhanced  Stepped-up  Provision,  if elected by the  contract  owner
            (ESP)
      - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner (GMWB)
      - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner (GMAB)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations: Standard (S), Annual Step up
(SU), Deferred Annual Step up (D), and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank:

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%    S    Vintage II                1.15%    0.15%                                                1.30%

Separate Account Charge 1.40%    SU   Vintage II                1.25%    0.15%                                                1.40%
                                 S    Vintage II (Series II)    1.25%    0.15%                                                1.40%

Separate Account Charge 1.50%    S    Vintage II                1.15%    0.15%    0.20%                                       1.50%
                                 SU   Vintage II (Series II)    1.35%    0.15%                                                1.50%

Separate Account Charge 1.55%    S    Vintage II                1.15%    0.15%                               0.25%            1.55%
                                 R    Vintage II                1.40%    0.15%                                                1.55%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                                       1.55%

Separate Account Charge 1.60%    SU   Vintage II                1.25%    0.15%    0.20%                                       1.60%

Separate Account Charge 1.65%    SU   Vintage II                1.25%    0.15%                               0.25%            1.65%
                                 S    Vintage II (Series II)    1.25%    0.15%                               0.25%            1.65%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                                       1.65%

Separate Account Charge 1.70%    S    Vintage II                1.15%    0.15%             0.40%                              1.70%
                                 R    Vintage II (Series II)    1.55%    0.15%                                                1.70%

Separate Account Charge 1.75%    D    Portfolio Architect L     1.60%    0.15%                                                1.75%
                                 S    Vintage II                1.15%    0.15%    0.20%                      0.25%            1.75%
                                 R    Vintage II                1.40%    0.15%    0.20%                                       1.75%
                                 SU   Vintage II (Series II)    1.35%    0.15%                               0.25%            1.75%

Separate Account Charge 1.80%    S    Vintage II                1.15%    0.15%                      0.50%                     1.80%
                                 SU   Vintage II                1.25%    0.15%             0.40%                              1.80%
                                 R    Vintage II                1.40%    0.15%                               0.25%            1.80%
                                 S    Vintage II (Series II)    1.25%    0.15%             0.40%                              1.80%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                      0.25%            1.80%

Separate Account Charge 1.85%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                                                1.85%
                                      Portfolio Architect 3     1.70%    0.15%                                                1.85%
                                 SU   Portfolio Architect L     1.70%    0.15%                                                1.85%
                                      Vintage 3                 1.70%    0.15%                                                1.85%
                                 SU   Vintage II                1.25%    0.15%    0.20%                      0.25%            1.85%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                                       1.85%
                                 SU   Vintage L                 1.70%    0.15%                                                1.85%

Separate Account Charge 1.90%    S    Vintage II                1.15%    0.15%    0.20%    0.40%                              1.90%
                                 SU   Vintage II                1.25%    0.15%                      0.50%                     1.90%
                                 S    Vintage II (Series II)    1.25%    0.15%                      0.50%                     1.90%
                                 S    Vintage II (Series II)    1.25%    0.15%                                       0.50%    1.90%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                      0.25%            1.90%
                                 SU   Vintage II (Series II)    1.35%    0.15%             0.40%                              1.90%

Separate Account Charge 1.95%    D    Portfolio Architect L     1.60%    0.15%    0.20%                                       1.95%
                                 R    Vintage II                1.40%    0.15%             0.40%                              1.95%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%    0.40%                              1.95%
                                 R    Vintage II (Series II)    1.55%    0.15%                               0.25%            1.95%

Separate Account Charge 2.00%    D    Portfolio Architect L     1.60%    0.15%                               0.25%            2.00%
                                 S    Vintage II                1.15%    0.15%    0.20%             0.50%                     2.00%
                                 SU   Vintage II                1.25%    0.15%    0.20%    0.40%                              2.00%
                                 R    Vintage II                1.40%    0.15%    0.20%                      0.25%            2.00%
                                 SU   Vintage II (Series II)    1.35%    0.15%                      0.50%                     2.00%
                                 SU   Vintage II (Series II)    1.35%    0.15%                                       0.50%    2.00%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                                       2.00%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.05%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                                       2.05%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                                                2.05%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%                                       2.05%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                                       2.05%
                                 R    Portfolio Architect L     1.90%    0.15%                                                2.05%
                                      Vintage 3                 1.70%    0.15%    0.20%                                       2.05%
                                 R    Vintage II                1.40%    0.15%                      0.50%                     2.05%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%             0.50%                     2.05%
                                 S    Vintage II (Series II)    1.25%    0.15%    0.15%                              0.50%    2.05%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%    0.40%                              2.05%
                                 R    Vintage L                 1.90%    0.15%                                                2.05%

Separate Account Charge 2.10%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                               0.25%            2.10%
                                      Portfolio Architect 3     1.70%    0.15%                               0.25%            2.10%
                                 SU   Portfolio Architect L     1.70%    0.15%                               0.25%            2.10%
                                      Vintage 3                 1.70%    0.15%                               0.25%            2.10%
                                 SU   Vintage II                1.25%    0.15%    0.20%             0.50%                     2.10%
                                 R    Vintage II (Series II)    1.55%    0.15%             0.40%                              2.10%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                      0.25%            2.10%
                                 SU   Vintage L                 1.70%    0.15%                               0.25%            2.10%

Separate Account Charge 2.15%    D    Portfolio Architect L     1.60%    0.15%             0.40%                              2.15%
                                 R    Vintage II                1.40%    0.15%    0.20%    0.40%                              2.15%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%             0.50%                     2.15%
                                 SU   Vintage II (Series II)    1.35%    0.15%    0.15%                              0.50%    2.15%

Separate Account Charge 2.20%    D    Portfolio Architect L     1.60%    0.15%    0.20%                      0.25%            2.20%
                                 R    Vintage II (Series II)    1.55%    0.15%                      0.50%                     2.20%
                                 R    Vintage II (Series II)    1.55%    0.15%                                       0.50%    2.20%
                                 R    Vintage L                 1.90%    0.15%    0.15%                                       2.20%

Separate Account Charge 2.25%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%             0.40%                              2.25%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                                       2.25%
                                      Portfolio Architect 3     1.70%    0.15%             0.40%                              2.25%
                                 D    Portfolio Architect L     1.60%    0.15%                                       0.50%    2.25%
                                 D    Portfolio Architect L     1.60%    0.15%                      0.50%                     2.25%
                                 SU   Portfolio Architect L     1.70%    0.15%             0.40%                              2.25%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                                       2.25%
                                      Vintage 3                 1.70%    0.15%             0.40%                              2.25%
                                 R    Vintage II                1.40%    0.15%    0.20%             0.50%                     2.25%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%    0.40%                              2.25%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                      0.25%            2.25%
                                 SU   Vintage L                 1.70%    0.15%             0.40%                              2.25%

Separate Account Charge 2.30%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                               0.25%            2.30%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%                      0.25%            2.30%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Portfolio Architect L     1.90%    0.15%                               0.25%            2.30%
                                      Vintage 3                 1.70%    0.15%    0.20%                      0.25%            2.30%
                                 R    Vintage L                 1.90%    0.15%                               0.25%            2.30%

Separate Account Charge 2.35%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%                      0.50%                     2.35%
                                 SU   Pioneer AnnuiStar Flex    1.70%    0.15%                                       0.50%    2.35%
                                      Portfolio Architect 3     1.70%    0.15%                      0.50%                     2.35%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%    0.40%                              2.35%
                                 SU   Portfolio Architect L     1.70%    0.15%                                       0.50%    2.35%
                                 SU   Portfolio Architect L     1.70%    0.15%                      0.50%                     2.35%
                                      Vintage 3                 1.70%    0.15%                      0.50%                     2.35%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%             0.50%                     2.35%
                                 R    Vintage II (Series II)    1.55%    0.15%    0.15%                              0.50%    2.35%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                      NINE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Asset-based Charges
                                                                -------------------------------------------------------------------
                                                                                     Optional Features
                                                                                 ----------------------------------------
                                Dth                                                       GMWB I   GMWB II  GMWB             Total
 Separate Account Charge (1)    Ben   Product                    M&E      ADM      ESP                        III     GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.35%    SU   Vintage L                 1.70%    0.15%                      0.50%                     2.35%
  (continued)                    SU   Vintage L                 1.70%    0.15%                                       0.50%    2.35%

Separate Account Charge 2.40%    SU   Vintage L                 1.70%    0.15%    0.15%    0.40%                              2.40%

Separate Account Charge 2.45%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%             0.40%                              2.45%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%    0.40%                              2.45%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%             0.50%                     2.45%
                                 D    Portfolio Architect L     1.60%    0.15%    0.20%                              0.50%    2.45%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Portfolio Architect L     1.90%    0.15%             0.40%                              2.45%
                                      Vintage 3                 1.70%    0.15%    0.20%    0.40%                              2.45%
                                 R    Vintage L                 1.90%    0.15%             0.40%                              2.45%
                                 R    Vintage L                 1.90%    0.15%    0.15%                      0.25%            2.45%

Separate Account Charge 2.50%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                      0.25%            2.50%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                      0.25%            2.50%
                                 SU   Vintage L                 1.70%    0.15%    0.15%                              0.50     2.50%
                                 SR   Vintage L                 1.70%    0.15%    0.15%             0.50%                     2.50%

Separate Account Charge 2.55%    SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%             0.50%                     2.55%
                                 SU   Pioneer AnnuiStar Flex    1.70%    0.15%    0.20%                              0.50%    2.55%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                      0.50%                     2.55%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%                                       0.50%    2.55%
                                      Portfolio Architect 3     1.70%    0.15%    0.20%             0.50%                     2.55%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%                              0.50%    2.55%
                                 SU   Portfolio Architect L     1.70%    0.15%    0.20%             0.50%                     2.55%
                                 R    Portfolio Architect L     1.90%    0.15%                                       0.50%    2.55%
                                 R    Portfolio Architect L     1.90%    0.15%                      0.50%                     2.55%
                                      Vintage 3                 1.70%    0.15%    0.20%             0.50%                     2.55%
                                 R    Vintage L                 1.90%    0.15%                      0.50%            0.50%    2.55%
                                 R    Vintage L                 1.90%    0.15%                                                2.55%

Separate Account Charge 2.60%    R    Vintage L                 1.90%    0.15%    0.15%    0.40%                              2.60%

Separate Account Charge 2.65%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%    0.40%                              2.65%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%    0.40%                              2.65%

Separate Account Charge 2.70%    R    Vintage L                 1.90%    0.15%    0.15%                              0.50%    2.70%
                                 R    Vintage L                 1.90%    0.15%    0.15%             0.50%                     2.70%

Separate Account Charge 2.75%    R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%                              0.50%    2.75%
                                 R    Pioneer AnnuiStar Flex    1.90%    0.15%    0.20%             0.50%                     2.75%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%                              0.50%    2.75%
                                 R    Portfolio Architect L     1.90%    0.15%    0.20%             0.50%                     2.75%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the Purchase Payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges are assessed through the redemption of units and are listed directly below:

--------------------------------------------------------------------------------
                                  Withdrawal/Surrender Charges (as a percentage
Product                           of the amount withdrawn)
--------------------------------------------------------------------------------
Pioneer AnnuiStar Flex            Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect L             Up to 6% decreasing to 0% in years 5 and later
Portfolio Architect 3             Up to 6% decreasing to 0% in years 4 and later
Vintage L                         Up to 6% decreasing to 0% in years 5 and later
Vintage II                        Up to 6% decreasing to 0% in years 8 and later
Vintage II (Series II)            Up to 6% decreasing to 0% in years 8 and later
Vintage 3                         Up to 6% decreasing to 0% in years 4 and later
--------------------------------------------------------------------------------

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS, AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
CAPITAL APPRECIATION FUND (0.1%)
    Total (Cost $723,225)                                                        10,632   $    832,295   $    590,126   $     35,406
                                                                           ------------   ------------   ------------   ------------

HIGH YIELD BOND TRUST (0.0%)
    Total (Cost $352,934)                                                        35,402        355,437        301,640         66,513
                                                                           ------------   ------------   ------------   ------------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $102,854)                                                         6,158        105,914         57,887          4,639
                                                                           ------------   ------------   ------------   ------------

MONEY MARKET PORTFOLIO (0.2%)
    Total (Cost $1,802,358)                                                   1,802,358      1,802,358      1,861,769      1,470,671
                                                                           ------------   ------------   ------------   ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Capital Appreciation Fund - Series II (Cost $851,457)                 39,952        976,030        272,485         25,736
  AIM V.I. Mid Cap Core Equity Fund - Series II (Cost $309,244)                  23,996        324,430        125,656         59,314
  AIM V.I. Premier Equity Fund - Series I (Cost $176,924)                         9,413        210,109          3,231         51,669
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,337,625)                                                      73,361      1,510,569        401,372        136,719
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.6%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $3,080,486)                                                           141,234      3,481,407      1,139,202        140,410
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    (Cost $2,181,638)                                                            87,786      2,329,849        578,128        157,273
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $5,262,124)                                                     229,020      5,811,256      1,717,330        297,683
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (17.3%)
  Global Growth Fund - Class 2 Shares (Cost $19,984,623)                      1,234,931     24,105,850      8,518,535        302,888
  Growth Fund - Class 2 Shares (Cost $60,584,997)                             1,253,639     73,939,632     24,967,830        569,919
  Growth-Income Fund - Class 2 Shares (Cost $67,123,012)                      1,958,719     74,666,372     23,494,630      1,333,527
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $147,692,632)                                                 4,447,289    172,711,854     56,980,995      2,206,334
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.0%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $8,850)                                                             950         15,984            100          2,517
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (0.3%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $2,563,279)                                                     157,567      2,957,528      1,466,414        174,798
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (0.1%)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $421,266)          12,548        465,671        125,249         29,831
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $411,870)                                                              10,513        462,158        239,993         15,051
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $833,136)                                                        23,061        927,829        365,242         44,882
                                                                           ------------   ------------   ------------   ------------

FAM VARIABLE SERIES FUNDS, INC. (0.6%)
  Mercury Global Allocation V.I. Fund - Class III (Cost $1,562,157)             135,944      1,692,498      1,056,567         23,202
  Mercury Value Opportunities V.I. Fund - Class III (Cost $6,339,030)           777,585      4,642,181      4,553,116        208,471
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $7,901,187)                                                     913,529      6,334,679      5,609,683        231,673
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.8%)
  Franklin Income Securities Fund - Class II Shares (Cost $3,634,393)           236,192      3,618,459      3,702,703         67,591
  Franklin Rising Dividends Securities Fund - Class 2 Shares
    (Cost $2,969,385)                                                           176,993      3,157,552      1,371,654        186,790
  Franklin Small-Mid Cap Growth Securities Fund - Class 2 Shares
    (Cost $5,882,954)                                                           331,867      6,756,815      1,485,305        560,368
  Mutual Shares Securities Fund - Class 2 Shares (Cost $13,511,046)             851,531     15,472,321      7,323,262        353,878
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $8,323,182)                                                           954,140     10,400,128      6,056,529        165,684
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $17,200,647)       1,292,552     20,189,658      8,318,124        272,554

5. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
  Templeton Growth Securities Fund - Class 2 Shares (Cost $7,401,696)           588,087   $  8,121,482   $  5,533,893   $    108,434
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $58,923,303)                                                  4,431,362     67,716,415     33,791,470      1,715,299
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (8.9%)
  Appreciation Portfolio (Cost $20,058,163)                                     925,067     22,414,376      5,210,757      1,469,656
  Diversified Strategic Income Portfolio (Cost $14,823,383)                   1,593,534     14,357,739      3,524,716      1,074,230
  Equity Index Portfolio - Class II Shares (Cost $11,210,809)                   410,214     12,470,508      3,303,182        448,341
  Fundamental Value Portfolio (Cost $35,625,827)                              1,792,399     36,977,187      8,616,707      2,103,234
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $810,939)                                                              41,580        970,069        156,526         38,396
  Salomon Brothers Variable Aggressive Growth Fund - Class II Shares
    (Cost $1,587,277)                                                            78,639      1,814,988        612,940         95,542
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $169,938)                                                              39,057        198,018          9,630         15,953
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $84,286,336)                                                  4,880,490     89,202,885     21,434,458      5,245,352
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (0.3%)
  Balanced Portfolio - Service Shares (Cost $888,259)                            38,885      1,035,112        113,043        421,221
  Global Life Sciences Portfolio - Service Shares (Cost $10,358)                  1,589         14,045            873          1,537
  Global Technology Portfolio - Service Shares (Cost $120,125)                   36,964        146,377         45,513         12,683
  Mid Cap Growth Portfolio - Service Shares (Cost $1,069,837)                    43,800      1,244,351        230,291        144,757
  Worldwide Growth Portfolio - Service Shares (Cost $69,753)                      2,770         76,905         13,155          5,100
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,158,332)                                                     124,008      2,516,790        402,875        585,298
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.5%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $4,517,404)                                                     286,582      4,674,148      2,400,472        315,462
                                                                           ------------   ------------   ------------   ------------

LORD ABBETT SERIES FUND, INC. (1.9%)
  Growth and Income Portfolio (Cost $6,553,981)                                 253,688      6,636,468      3,258,713        272,737
  Mid-Cap Value Portfolio (Cost $11,555,350)                                    575,506     12,137,431      7,640,458         61,574
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,109,331)                                                    829,194     18,773,899     10,899,171        334,311
                                                                           ------------   ------------   ------------   ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.4%)
  Oppenheimer Capital Appreciation Fund/VA - Service Shares
    (Cost $1,264,208)                                                            35,729      1,365,933        573,725         53,190
  Oppenheimer Global Securities Fund/VA - Service Shares
    (Cost $1,702,028)                                                            61,794      2,049,090        826,887         42,418
  Oppenheimer Main Street Fund/VA - Service Shares (Cost $189,930)                9,401        203,339        138,022         32,686
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $3,156,166)                                                     106,924      3,618,362      1,538,634        128,294
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (8.1%)
  Real Return Portfolio - Administrative Class (Cost $18,654,019)             1,450,502     18,406,868     10,105,432        830,769
  Total Return Portfolio - Administrative Class (Cost $63,803,863)            6,122,771     62,697,172     20,304,672      2,758,063
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $82,457,882)                                                  7,573,273     81,104,040     30,410,104      3,588,832
                                                                           ------------   ------------   ------------   ------------

PIONEER VARIABLE CONTRACTS TRUST (1.9%)
  Pioneer  AmPac Growth VCT Portfolio - Class II (Cost $112,976)                 11,441        116,932         18,279          4,003
  Pioneer America Income VCT Portfolio - Class II Shares
    (Cost $1,299,096)                                                           129,047      1,271,109        686,549         74,395
  Pioneer Balanced VCT Portfolio - Class II Shares (Cost $451,994)               31,878        467,648        150,092         10,989
  Pioneer Cullen Value VCT Portfolio - Class II Shares (Cost $227,731)           22,158        243,514        230,090          2,492
  Pioneer Emerging Markets VCT Portfolio - Class II Shares
    (Cost $433,321)                                                              21,704        604,244        256,227         49,961
  Pioneer Equity Income VCT Portfolio - Class II Shares
    (Cost $1,681,546)                                                            84,234      1,800,082        871,382         95,896
  Pioneer Equity Opportunity VCT Portfolio - Class II Shares
    (Cost $29,796)                                                                2,833         30,538         29,989            195
  Pioneer Europe VCT Portfolio - Class II Shares (Cost $92,580)                   9,541        106,859         42,655          4,691
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $1,345,063)                 69,795      1,499,896        391,900        124,867
  Pioneer Global High Yield VCT Portfolio - Class II Shares
    (Cost $865,930)                                                              87,057        872,313        879,554         13,796
  Pioneer Growth Shares VCT Portfolio - Class II Shares (Cost $101,338)           8,260        109,032          6,280          7,260

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
  Pioneer High Yield VCT Portfolio - Class II Shares (Cost $2,431,784)          215,625   $  2,345,996   $  1,465,840   $    468,099
  Pioneer Ibbotson Aggressive Allocation VCT Portfolio - Class II
    Shares (Cost $230,227)                                                       21,312        234,002        230,887            674
  Pioneer Ibbotson Growth Allocation VCT Portfolio - Class II Shares
    (Cost $182,560)                                                              17,535        189,026        284,365        106,314
  Pioneer Ibbotson Moderate Allocation VCT Portfolio - Class II Shares
    (Cost $889,566)                                                              85,642        910,378        973,061         84,994
  Pioneer International Value VCT Portfolio - Class II Shares
    (Cost $328,269)                                                              29,653        404,168        134,344         13,819
  Pioneer Mid Cap Value VCT Portfolio - Class II Shares
    (Cost $1,504,036)                                                            64,230      1,587,769        895,025         71,000
  Pioneer Oak Ridge Large Cap Growth VCT Portfolio - Class II Shares
    (Cost $563,826)                                                              51,606        618,238        478,639          8,186
  Pioneer Real Estate Shares VCT Portfolio - Class II Shares
    (Cost $455,515)                                                              20,129        525,170        268,860        134,150
  Pioneer Small and Mid Cap Growth VCT Portfolio - Class II
    (Cost $610,179)                                                              57,306        651,573        316,465         13,236
  Pioneer Small Cap Value VCT Portfolio - Class II Shares
    (Cost $609,876)                                                              41,203        662,131        475,140         54,572
  Pioneer Small Company VCT Portfolio - Class II Shares (Cost $91,430)            7,604         89,048         51,852          2,939
  Pioneer Strategic Income VCT Portfolio - Class II Shares
    (Cost $2,873,705)                                                           262,526      2,824,783      2,249,032        607,533
  Pioneer Value VCT Portfolio - Class II Shares (Cost $635,664)                  50,488        702,790        159,831         22,985
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $18,048,008)                                                  1,402,807     18,867,239     11,546,338      1,977,046
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $51,087)               13,673         72,877            453        101,067
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $1,323,805)                                                           111,752      1,817,083         80,569        126,376
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $5,213,270)            276,034      6,329,454      2,465,334        444,486
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,588,162)                                                     401,459      8,219,414      2,546,356        671,929
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.4%)
  All Cap Fund - Class I (Cost $10,727,661)                                     711,779     12,349,359      1,702,880        879,499
  Investors Fund - Class I (Cost $5,887,549)                                    465,275      6,765,105      1,306,847        629,585
  Large Cap Growth Fund - Class I (Cost $426,815)                                38,469        473,934         90,913         24,065
  Salomon Brothers Variable All Cap Fund - Class II (Cost $86,070)                5,035         87,409         86,393            329
  Small Cap Growth Fund - Class I (Cost $3,303,934)                             270,892      3,694,972        896,806        536,549
  Total Return Fund - Class II (Cost $451,618)                                   40,178        461,238        197,578          9,288
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,883,647)                                                  1,531,628     23,832,017      4,281,417      2,079,315
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio (Cost $2,436,556)                    284,702      2,474,060        738,535        280,091
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $303,842)                                                              26,521        341,587        148,119         28,625
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,740,398)                                                     311,223      2,815,647        886,654        308,716
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (18.0%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $68,942,586)                                                        4,879,333     74,361,032     25,023,057      2,961,144
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $67,504,802)                                                        5,292,976     71,190,533     25,044,821      2,423,430
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $22,239,202)                                                        1,502,237     24,291,177     11,655,718      1,019,676
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $10,780,857)                                                          777,919     11,380,959      4,608,358        750,660
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $169,467,447)                                                12,452,465    181,223,701     66,331,954      7,154,910
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (12.6%)
  AIM Capital Appreciation Portfolio (Cost $1,948,102)                          196,393      2,280,117        545,877        362,404
  Convertible Securities Portfolio (Cost $3,092,610)                            263,251      3,119,524        610,766      1,620,159
  Disciplined Mid Cap Stock Portfolio (Cost $590,178)                            33,642        738,789        133,034         33,514
  Equity Income Portfolio (Cost $15,411,709)                                    955,725     16,897,215      4,183,158        748,687
  Federated High Yield Portfolio (Cost $1,065,620)                              124,039      1,096,506        387,140        103,462
  Federated Stock Portfolio (Cost $410,031)                                      27,810        485,001         12,047        197,100
  Large Cap Portfolio (Cost $2,528,749)                                         192,587      2,915,767        852,341        857,824
  Managed Allocation Series: Aggressive Portfolio (Cost $364,046)                34,373        386,351        367,037          3,100
  Managed Allocation Series: Conservative Portfolio (Cost $167,884)              16,343        168,987        168,748            867
  Managed Allocation Series: Moderate Portfolio (Cost $738,107)                  69,751        753,310        746,028          8,054

5. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE       PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Managed Allocation Series: Moderate-Aggressive Portfolio
    (Cost $791,826)                                                              74,527   $    813,832   $    796,534   $      4,802
  Managed Allocation Series: Moderate-Conservative Portfolio
    (Cost $83,716)                                                                8,107         85,767         84,431            724
  Mercury Large Cap Core Portfolio (Cost $1,656,840)                            196,933      1,996,902        549,792        455,330
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --        214,019      1,855,759
  MFS Mid Cap Growth Portfolio (Cost $2,569,850)                                346,519      2,803,339      2,272,590        246,783
  MFS Total Return Portfolio (Cost $48,437,316)                               2,929,706     48,164,361     16,189,117      1,402,957
  MFS Value Portfolio (Cost $3,568,365)                                         285,892      3,556,502      3,158,459        149,134
  Mondrian International Stock Portfolio (Cost $4,754,040)                      441,160      5,514,495      2,086,999        111,837
  Pioneer Fund Portfolio (Cost $2,009,808)                                      175,133      2,232,940        875,390         34,738
  Pioneer Mid Cap Value Portfolio (Cost $24,387)                                  2,269         24,461         24,762            371
  Pioneer Strategic Income Portfolio (Cost $10,491,125)                       1,104,155     10,301,762      7,851,028        217,355
  Strategic Equity Portfolio (Cost $1,403,247)                                   80,899      1,439,193        264,435        148,962
  Style Focus Series: Small Cap Growth Portfolio (Cost $44,439)                   3,937         44,572         44,548            110
  Style Focus Series: Small Cap Value Portfolio (Cost $52,286)                    4,674         52,300         52,353             68
  Travelers Managed Income Portfolio (Cost $18,846,361)                       1,627,973     17,956,544      4,401,790      1,319,820
  Travelers Quality Bond Portfolio (Cost $1,437,584)                            126,818      1,421,625        269,945        119,205
  U.S. Government Securities Portfolio (Cost $256,837)                           19,779        262,864        200,165         12,865
  Van Kampen Enterprise Portfolio (Cost $911,803)                                76,056        968,188        375,958         58,472
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $123,656,866)                                                 9,418,451    126,481,214     47,718,491     10,074,463
                                                                           ------------   ------------   ------------   ------------

TRAVELERS SERIES FUND INC. (11.6%)
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $5,808,601)        576,740      5,732,793      2,863,899        559,645
  Smith Barney Aggressive Growth Portfolio (Cost $42,801,108)                 3,477,246     51,706,644      8,462,897      1,496,653
  Smith Barney High Income Portfolio (Cost $23,076,074)                       3,056,763     21,794,719      6,707,710      1,104,098
  Smith Barney International All Cap Growth Portfolio (Cost $220,569)            16,341        233,672         11,791         20,599
  Smith Barney Large Cap Value Portfolio (Cost $950,874)                         53,059      1,003,350         16,512         82,970
  Smith Barney Large Capitalization Growth Portfolio (Cost $12,393,069)         906,895     13,694,111      2,186,273      1,183,419
  Smith Barney Mid Cap Core Portfolio (Cost $9,461,956)                         740,203     10,570,097      2,311,543        971,634
  Smith Barney Money Market Portfolio (Cost $11,097,878)                     11,097,878     11,097,878      8,287,519     10,096,231
  Social Awareness Stock Portfolio (Cost $43,096)                                 1,949         49,104          7,551          4,225
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $105,853,225)                                                19,927,074    115,882,368     30,855,695     15,519,474
                                                                           ------------   ------------   ------------   ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.3%)
  Comstock Portfolio - Class II Shares (Cost $1,858,611)                        153,336      2,093,032      1,062,185        250,518
  Emerging Growth Portfolio - Class I Shares (Cost $1,111,157)                   39,795      1,114,644        166,211        140,779
  Enterprise Portfolio - Class II Shares (Cost $1,947)                              150          2,192             18          1,876
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $2,971,715)                                                     193,281      3,209,868      1,228,414        393,173
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.4%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $3,442,968)                                                     338,260      3,666,735      1,057,946        279,282
                                                                           ------------   ------------   ------------   ------------

VARIABLE INSURANCE PRODUCTS FUND (5.4%)
  Contrafund(R) Portfolio - Service Class (Cost $21,972,278)                    868,484     26,862,222     11,452,776         68,790
  Contrafund(R) Portfolio - Service Class 2 (Cost $2,554,713)                   104,284      3,200,489      1,260,793        143,923
  Dynamic Capital Appreciation Portfolio - Service Class 2
    (Cost $75,703)                                                               11,754        100,851          5,267         84,941
  Mid Cap Portfolio - Service Class 2 (Cost $18,785,758)                        707,080     24,514,472      8,608,323        825,383
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $43,388,452)                                                  1,691,602     54,678,034     21,327,159      1,123,037
                                                                           ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND                 2005         566  1.297 - 1.619        832           -     1.30 - 2.75     (1.27) - 16.15
                                          2004         149  1.117 - 1.385        198           -     1.75 - 2.25      16.39 - 17.51
                                          2003          82  0.952 - 1.183         93        0.15     1.75 - 2.25       5.07 - 22.52
                                          2002           6          0.777          5        1.68            1.85            (22.30)

HIGH YIELD BOND TRUST                     2005         337  1.050 - 1.063        355        0.01     1.75 - 2.55      (0.94) - 0.57
                                          2004         108  1.064 - 1.067        115       18.54     1.75 - 2.25        4.20 - 7.79

MANAGED ASSETS TRUST                      2005          97  1.089 - 1.098        106        0.02     1.75 - 2.25        1.58 - 2.04
                                          2004          46  1.072 - 1.076         49       14.30     1.75 - 2.25        1.90 - 7.60

MONEY MARKET PORTFOLIO                    2005       1,836  0.973 - 0.996      1,806        2.94     1.75 - 2.75        0.20 - 1.12
                                          2004       1,448  0.973 - 0.980      1,413        1.28     1.75 - 2.65    (1.22) - (0.31)
                                          2003         322  0.985 - 0.986        317        0.77     1.85 - 2.25    (1.01) - (1.00)
                                          2002         503          0.996        501        0.91            1.85             (0.40)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Capital Appreciation Fund -
    Series II                             2005         855  1.115 - 1.150        976           -     1.85 - 2.65       5.71 - 14.01
                                          2004         604  1.068 - 1.078        649           -     1.75 - 2.65       0.56 - 12.77
                                          2003           2          1.032          2           -            1.75               3.20

  AIM V.I. Mid Cap Core Equity Fund -
    Series II                             2005         267  1.113 - 1.225        324        0.31     1.85 - 2.55        1.24 - 7.64
                                          2004         213  1.158 - 1.164        247        0.05     1.75 - 2.25       7.29 - 11.60
                                          2003           1          1.043          1           -            1.75               4.30

  AIM V.I. Premier Equity Fund -
    Series I                              2005         225  0.816 - 1.279        210        0.75     1.30 - 2.25        3.28 - 4.33
                                          2004         272  0.783 - 1.232        248        0.46     1.30 - 2.25        3.40 - 4.38
                                          2003         327  0.751 - 1.184        284        0.39     1.30 - 2.25      12.65 - 23.44
                                          2002         132  0.609 - 0.782         82        0.32     1.30 - 1.85     (31.19) - 8.46
                                          2001         131  0.885 - 0.886        116        0.32     1.30 - 1.40   (11.50) - (3.59)
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                   2005       2,653  1.102 - 1.403      3,481        1.24     1.30 - 2.50      (1.08) - 4.55
                                          2004       1,847  1.113 - 1.365      2,372        0.71     1.30 - 2.45       3.40 - 12.26
                                          2003         930  1.019 - 1.248      1,069        0.46     1.30 - 2.25       7.70 - 30.58
                                          2002          86  0.786 - 0.788         68        0.05     1.30 - 1.85     (21.30) - 5.21
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005       2,156  0.749 - 1.383      2,330           -     1.30 - 2.40      12.12 - 22.38
                                          2004       1,804  0.663 - 1.224      1,582           -     1.30 - 2.40        3.16 - 6.88
                                          2003       1,458  0.621 - 1.150      1,007           -     1.30 - 2.25       1.96 - 21.94
                                          2002       1,339  0.511 - 0.803        690           -     1.30 - 1.85  (31.96) - (18.39)
                                          2001       1,302  0.751 - 0.755        982           -     1.30 - 1.55  (18.72) - (18.47)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      15,832  1.147 - 1.649     24,105        0.67     1.30 - 2.70       4.71 - 14.54
                                          2004       9,814  1.022 - 1.473     13,186        0.38     1.30 - 2.65       4.64 - 14.31
                                          2003       2,800  0.914 - 1.322      3,119        0.33     1.30 - 2.45       6.43 - 33.53
                                          2002       1,240  0.686 - 0.995        889        0.89     1.30 - 1.85  (16.03) - (12.26)
                                          2001         829  0.817 - 0.821        680        0.74     1.30 - 1.55  (15.51) - (15.36)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AMERICAN FUNDS INSURANCE SERIES
(CONTINUED)
  Growth Fund - Class 2 Shares            2005      48,440  1.097 - 1.633     73,936        0.79     1.30 - 2.70       5.74 - 14.72
                                          2004      30,250  0.961 - 1.429     40,570        0.25     1.30 - 2.65       5.26 - 16.73
                                          2003       9,604  0.869 - 1.292     11,304        0.20     1.30 - 2.45       1.28 - 37.58
                                          2002       2,641  0.719 - 0.918      2,012        0.04     1.30 - 1.85  (25.85) - (25.41)
                                          2001       1,479  0.967 - 1.238      1,438        0.45     1.30 - 1.85     (19.42) - 1.64

  Growth-Income Fund - Class 2 Shares     2005      54,320  1.094 - 1.428     74,662        1.49     1.30 - 2.75        3.09 - 6.83
                                          2004      37,264  1.084 - 1.372     49,618        1.26     1.30 - 2.65       5.02 - 12.27
                                          2003      12,284  0.999 - 1.265     14,977        1.70     1.30 - 2.45       0.20 - 30.64
                                          2002       3,708  0.896 - 0.916      3,357        1.16     1.30 - 1.85  (19.86) - (15.55)
                                          2001       2,042  1.119 - 1.143      2,287        1.58     1.30 - 1.85        0.97 - 1.26
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                             2005           9          1.730         16        0.70            1.85              25.64
                                          2004          11          1.377         15        0.30            1.85              22.62
                                          2003           9          1.123         10           -            1.85              40.20
                                          2002           1          0.801          1        0.15            1.85            (19.90)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard
    Class                                 2005       1,718  1.340 - 1.798      2,957        1.55     1.40 - 2.75     (0.26) - 10.74
                                          2004         980  1.618 - 1.696      1,635        1.59     1.75 - 2.45      19.93 - 29.12
                                          2003         462  1.255 - 1.319        591        1.75     1.75 - 2.25       1.70 - 31.69
                                          2002         110          0.953        105           -            1.85             (4.70)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Appreciation Portfolio -
    Initial Shares                        2005         419  1.005 - 1.217        466        0.02     1.75 - 2.75      (0.29) - 2.70
                                          2004         332  0.981 - 1.184        351        1.83     1.75 - 2.25        2.70 - 3.15
                                          2003         209  0.951 - 1.150        209        2.64     1.75 - 2.25       4.73 - 19.02
                                          2002          28          0.799         22        3.15            1.85            (20.10)
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005         362  1.104 - 1.427        462           -     1.75 - 2.45       3.23 - 13.47
                                          2004         178  1.063 - 1.371        210        0.31     1.75 - 2.45        4.61 - 9.36
                                          2003          52  0.972 - 1.258         52        0.04     1.85 - 2.25       0.00 - 29.26
                                          2002          14          0.752         10        0.04            1.85            (24.80)
FAM VARIABLE SERIES FUNDS, INC.
  Mercury Global Allocation V.I. Fund -
    Class III                             2005       1,308  1.195 - 1.318      1,692        3.08     1.30 - 2.75       2.53 - 10.03
                                          2004         462  1.193 - 1.211        554       11.85     1.30 - 2.65       5.33 - 15.94
                                          2003           1          1.075          1        2.93            1.30               7.50
  Mercury Value Opportunities V.I. Fund
    - Class III                           2005       3,590  1.197 - 1.315      4,642        0.98     1.30 - 2.70       7.30 - 17.97
                                          2004       1,426  1.191 - 1.210      1,714           -     1.30 - 2.65       3.37 - 17.32
                                          2003           1          1.068          1        0.14            1.30               6.80
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Income Securities Fund -
    Class II Shares                       2005       3,511  1.027 - 1.035      3,618        0.20     1.40 - 2.55      (3.56) - 3.81

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Franklin Rising Dividends Securities
    Fund - Class 2 Shares                 2005       2,784  1.080 - 1.143      3,157        0.89     1.85 - 2.65        0.72 - 5.08
                                          2004       1,686  1.116 - 1.127      1,890        0.20     1.75 - 2.65        5.73 - 9.10
                                          2003           2          1.033          2           -            1.75               3.30
  Franklin Small-Mid Cap Growth
    Securities Fund - Class 2 Shares      2005       5,071  0.895 - 1.476      6,756           -     1.30 - 2.65        2.01 - 3.41
                                          2004       4,257  0.868 - 1.433      5,475           -     1.30 - 2.65       3.30 - 11.81
                                          2003       1,475  0.795 - 1.307      1,609           -     1.30 - 2.45       0.39 - 35.65
                                          2002         436  0.588 - 0.859        277        0.24     1.30 - 1.85  (29.67) - (24.45)
                                          2001         293  0.836 - 0.837        245        0.39     1.30 - 1.40  (16.40) - (16.38)

  Mutual Shares Securities Fund -
    Class 2 Shares                        2005      11,235  1.079 - 1.473     15,471        0.86     1.30 - 2.65       2.78 - 10.51
                                          2004       5,772  1.138 - 1.355      7,367        0.71     1.30 - 2.65       0.37 - 11.21
                                          2003       2,076  1.035 - 1.223      2,350        0.65     1.30 - 2.25       2.87 - 23.55
                                          2002         222  0.842 - 0.845        187        0.14     1.30 - 1.85   (15.60) - (2.54)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares      2005       4,805  1.561 - 2.244     10,400        1.24     1.30 - 2.75       2.15 - 27.70
                                          2004       1,607  1.750 - 1.784      2,833        1.64     1.30 - 2.45      19.21 - 25.39
                                          2003         195  1.438 - 1.449        281        0.04     1.30 - 2.45       2.13 - 44.90
  Templeton Foreign Securities Fund -
    Class 2 Shares                        2005      13,271  1.171 - 1.623     20,189        1.14     1.30 - 2.75       7.19 - 11.30
                                          2004       7,548  1.079 - 1.498     10,592        0.94     1.30 - 2.65       0.52 - 16.90
                                          2003       2,286  0.925 - 1.285      2,642        1.22     1.30 - 2.45       4.18 - 33.26
                                          2002         762  0.710 - 0.907        571        1.45     1.30 - 1.85  (21.61) - (19.64)
                                          2001         469  0.886 - 0.891        418        2.64     1.30 - 1.55  (17.27) - (17.04)
  Templeton Growth Securities Fund -
    Class 2 Shares                        2005       5,678  1.187 - 1.549      8,121        1.04     1.30 - 2.65        1.54 - 7.90
                                          2004       1,633  1.160 - 1.447      2,227        0.94     1.40 - 2.65       6.23 - 15.15
                                          2003         428  1.024 - 1.263        518        0.92     1.60 - 2.25       3.95 - 29.96
                                          2002          60  0.789 - 0.791         48        0.66     1.60 - 1.85  (20.90) - (10.54)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                  2005      18,135  1.019 - 1.312     22,413        0.91     1.30 - 2.70      (1.29) - 3.58
                                          2004      14,841  1.003 - 1.280     17,929        1.45     1.30 - 2.55      (0.24) - 9.79
                                          2003       7,413  0.936 - 1.196      8,238        1.23     1.30 - 2.45       5.04 - 22.98
                                          2002       1,945  0.789 - 0.920      1,606        1.78     1.30 - 1.85  (18.74) - (16.97)
                                          2001         828  0.971 - 0.973        804        1.35     1.30 - 1.40    (5.27) - (5.17)

  Diversified Strategic Income Portfolio  2005      12,143  1.103 - 1.257     14,357        5.75     1.30 - 2.45      (0.27) - 1.21
                                          2004      10,494  1.100 - 1.242     12,350        7.00     1.30 - 2.45        3.58 - 8.07
                                          2003       3,980  1.103 - 1.178      4,530       11.04     1.30 - 2.25       0.80 - 10.30
                                          2002       1,090  1.041 - 1.068      1,159       10.41     1.30 - 1.85        3.07 - 3.49
                                          2001         746  1.030 - 1.032        770        8.52     1.30 - 1.40        1.68 - 1.78

  Equity Index Portfolio - Class II
    Shares                                2005      10,052  0.880 - 1.349     12,470        1.42     1.30 - 2.60        1.57 - 4.12
                                          2004       7,561  0.857 - 1.316      9,274        1.84     1.30 - 2.60       1.94 - 10.01
                                          2003       3,743  0.790 - 1.214      4,149        2.29     1.30 - 2.45       3.25 - 26.07
                                          2002         628  0.628 - 0.870        446        2.68     1.30 - 1.85   (23.60) - (9.75)
                                          2001         293  0.822 - 0.826        241        0.75     1.30 - 1.55  (13.66) - (13.51)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND (CONTINUED)
  Fundamental Value Portfolio             2005      26,597  1.056 - 1.443     36,975        0.99     1.30 - 2.70        2.09 - 7.90
                                          2004      22,953  1.034 - 1.401     31,170        0.93     1.30 - 2.60        3.71 - 8.83
                                          2003       8,916  0.970 - 1.316     11,336        1.36     1.30 - 2.25       4.96 - 36.83
                                          2002       1,755  0.889 - 0.906      1,576        1.31     1.30 - 1.85  (22.49) - (20.18)
                                          2001         979  1.147 - 1.153      1,128        0.64     1.30 - 1.55    (6.75) - (6.56)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares          2005         677  1.128 - 1.495        970           -     1.60 - 2.55       7.30 - 12.57
                                          2004         567  1.113 - 1.390        762           -     1.60 - 2.35        3.24 - 7.38
                                          2003         314  1.039 - 1.302        406           -     1.60 - 2.25       5.43 - 37.78
                                          2002           3          0.757          2           -            1.60            (24.30)
  Salomon Brothers Variable Aggressive
    Growth Fund - Class II Shares         2005       1,506  1.124 - 1.217      1,815           -     1.75 - 2.65        0.25 - 7.71
                                          2004       1,009  1.118 - 1.130      1,134           -     1.75 - 2.65     (2.18) - 10.18
                                          2003           2          1.057          2           -            1.75               5.70
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares          2005         169  1.103 - 1.326        198        0.37     1.60 - 2.25        1.38 - 2.01
                                          2004         172  1.085 - 1.307        198        0.96     1.60 - 2.25        5.93 - 7.57
                                          2003         153  1.019 - 1.231        163        1.36     1.60 - 2.25       3.97 - 28.16
                                          2002           1          0.799          1        0.57            1.60            (20.10)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares     2005         896  1.144 - 1.236      1,035        2.00     1.85 - 2.25        5.30 - 5.73
                                          2004       1,177  1.082 - 1.173      1,286        2.27     1.85 - 2.25        5.88 - 6.29
                                          2003       1,025  1.018 - 1.106      1,052        2.44     1.85 - 2.25       2.69 - 11.62
                                          2002          76          0.912         69        5.56            1.85             (8.80)
  Global Life Sciences Portfolio -
    Service Shares                        2005          12          1.125         14           -            1.85              10.29
                                          2004          13          1.020         13           -            1.85              12.09
                                          2003          11          0.910         10           -            1.85              23.98
                                          2002           2          0.734          1           -            1.85            (26.60)

  Global Technology Portfolio - Service
    Shares                                2005         112  0.970 - 1.455        146           -     1.85 - 2.25        9.02 - 9.60
                                          2004          83  0.885 - 1.332         99           -     1.85 - 2.25    (1.63) - (1.34)
                                          2003         113  0.897 - 1.354        119           -     1.85 - 2.25       1.20 - 43.75
                                          2002          73          0.624         46           -            1.85            (37.60)

  Mid Cap Growth Portfolio - Service
    Shares                                2005       1,290  0.492 - 1.699      1,244           -     1.30 - 2.45       9.20 - 11.63
                                          2004       1,233  0.446 - 1.543      1,026           -     1.30 - 2.60       2.69 - 19.00
                                          2003       1,042  0.376 - 1.302        566           -     1.30 - 2.25       2.64 - 33.10
                                          2002         707  0.283 - 0.817        224           -     1.30 - 1.85  (29.25) - (21.06)
                                          2001         620  0.400 - 0.402        249           -     1.30 - 1.55  (40.56) - (40.36)

  Worldwide Growth Portfolio - Service
    Shares                                2005          78  0.955 - 1.250         77        1.25     1.75 - 2.25        3.22 - 3.69
                                          2004          69  0.921 - 1.211         66        1.03     1.75 - 2.25        2.19 - 2.78
                                          2003          35  0.898 - 1.185         34        1.35     1.75 - 2.25       3.93 - 21.52
                                          2002           3          0.739          2        0.56            1.85            (26.10)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio   2005       3,094  1.140 - 1.556      4,674           -     1.30 - 2.65      (1.30) - 6.70
                                          2004       1,800  1.310 - 1.516      2,695           -     1.30 - 2.65       7.00 - 18.66
                                          2003         204  1.326 - 1.337        272           -     1.30 - 2.45       0.53 - 33.70

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio             2005       4,872  1.106 - 1.411      6,636        1.18     1.30 - 2.65        0.56 - 4.54
                                          2004       2,818  1.248 - 1.385      3,843        1.86     1.30 - 2.65       4.16 - 11.24
                                          2003         380  1.237 - 1.245        471        2.82     1.30 - 2.25       5.17 - 24.50

  Mid-Cap Value Portfolio                 2005       7,622  1.219 - 1.649     12,137        0.60     1.30 - 2.75       1.41 - 10.58
                                          2004       2,953  1.393 - 1.543      4,489        0.58     1.30 - 2.65      11.03 - 22.46
                                          2003         497  1.251 - 1.260        623        1.56     1.30 - 2.45       3.98 - 26.00
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares              2005       1,211  1.115 - 1.136      1,366        0.62     1.75 - 2.65        2.11 - 8.25
                                          2004         712  1.092 - 1.103        783        0.11     1.75 - 2.65        2.90 - 8.81
                                          2003           3          1.052          3           -            1.75               5.20
  Oppenheimer Global Securities Fund/VA
    - Service Shares                      2005       1,460  1.299 - 1.415      2,049        0.69     1.75 - 2.65      11.04 - 18.68
                                          2004         818  1.250 - 1.262      1,028        0.46     1.75 - 2.65      10.67 - 21.36
                                          2003           2          1.080          2           -            1.75               8.00
  Oppenheimer Main Street Fund/VA -
    Service Shares                        2005         184  1.100 - 1.113        203        0.90     1.75 - 2.45        3.19 - 4.85
                                          2004          83  1.066 - 1.071         88           -     1.75 - 2.45        5.93 - 9.43
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative
    Class                                 2005      16,484  1.058 - 1.136     18,406        2.88     1.30 - 2.75      (0.80) - 0.85
                                          2004       8,461  1.106 - 1.127      9,448        1.20     1.30 - 2.65        1.28 - 7.44
                                          2003         881  1.041 - 1.049        919        0.46     1.30 - 2.45      (0.76) - 5.66

  Total Return Portfolio -
    Administrative Class                  2005      56,470  0.998 - 1.231     62,694        3.46     1.30 - 2.70      (1.19) - 1.07
                                          2004      42,016  1.043 - 1.218     46,765        1.91     1.30 - 2.65      (0.29) - 3.97
                                          2003      23,284  1.037 - 1.176     25,612        2.74     1.30 - 2.45        0.00 - 3.70
                                          2002       6,244  1.074 - 1.134      6,873        4.08     1.30 - 1.85        3.67 - 7.59
                                          2001         612  1.053 - 1.054        644        2.59     1.30 - 1.40        5.30 - 5.82
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer  AmPac Growth VCT Portfolio -
    Class II                              2005         119  0.978 - 0.994        117        0.41     1.75 - 2.65      (1.51) - 4.88
                                          2004         102  0.993 - 1.000        101           -     1.75 - 2.65      (1.39) - 5.84
  Pioneer America Income VCT Portfolio -
    Class II Shares                       2005       1,261  0.996 - 1.023      1,271        4.46     1.75 - 2.65      (1.09) - 0.00
                                          2004         680  1.005 - 1.015        687        4.40     1.75 - 2.65      (0.39) - 3.17
                                          2003           1          1.002          1        0.51            1.75               0.20
  Pioneer Balanced VCT Portfolio - Class
    II Shares                             2005         435  1.066 - 1.082        468        1.75     1.75 - 2.45        1.14 - 1.88
                                          2004         302  1.054 - 1.062        319        2.76     1.75 - 2.45        0.67 - 2.93
                                          2003           1          1.033          1        0.54            1.75               3.30
  Pioneer Cullen Value VCT Portfolio -
    Class II Shares                       2005         222  1.092 - 1.099        244           -     1.85 - 2.65     (1.08) - 12.41
  Pioneer Emerging Markets VCT Portfolio
    - Class II Shares                     2005         344  1.736 - 1.775        604        0.47     1.75 - 2.65      34.10 - 36.37
                                          2004         198  1.299 - 1.312        258        0.63     1.75 - 2.65       3.82 - 27.65
                                          2003           2          1.125          2           -            1.75              12.50
  Pioneer Equity Income VCT Portfolio -
    Class II Shares                       2005       1,442  1.240 - 1.258      1,800        2.24     1.75 - 2.45        2.99 - 5.08
                                          2004         809  1.204 - 1.213        977        2.84     1.75 - 2.45       0.92 - 14.00
                                          2003           2          1.064          2        0.49            1.75               6.40

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Equity Opportunity VCT
    Portfolio - Class II Shares           2005          31  0.998 - 0.999         31           -     1.85 - 2.25      (0.20) - 4.28

  Pioneer Europe VCT Portfolio -
    Class II Shares                       2005          80  1.322 - 1.347        107        0.50     1.75 - 2.65        5.00 - 5.98
                                          2004          49  1.259 - 1.271         62        0.04     1.75 - 2.65      10.13 - 18.80
                                          2003           1          1.094          1           -            1.75               9.40

  Pioneer Fund VCT Portfolio -
    Class II Shares                       2005       1,269  1.173 - 1.195      1,500        1.13     1.75 - 2.65        3.17 - 7.72
                                          2004       1,016  1.137 - 1.148      1,160        1.22     1.75 - 2.65       1.51 - 12.01
                                          2003           2          1.053          2        0.25            1.75               5.30
  Pioneer Global High Yield VCT
    Portfolio - Class II Shares           2005         837  1.040 - 1.045        872        4.58     1.85 - 2.55        0.67 - 5.80
  Pioneer Growth Shares VCT Portfolio -
    Class II Shares                       2005         101  1.078 - 1.091        109        0.61     1.75 - 2.35        0.84 - 1.39
                                          2004         100  1.069 - 1.076        107           -     1.75 - 2.35       1.42 - 10.48
                                          2003           1          1.030          1           -            1.75               3.00
  Pioneer High Yield VCT Portfolio -
    Class II Shares                       2005       2,182  1.064 - 1.084      2,346        5.23     1.75 - 2.65      (1.02) - 4.78
                                          2004       1,372  1.075 - 1.085      1,482        4.96     1.75 - 2.65        2.66 - 7.70
                                          2003           1          1.025          1        0.60            1.75               2.50
  Pioneer Ibbotson Aggressive Allocation
    VCT Portfolio - Class II Shares       2005         216  1.081 - 1.086        234           -     1.85 - 2.65      (1.10) - 8.30
  Pioneer Ibbotson Growth Allocation VCT
    Portfolio - Class II Shares           2005         177  1.067 - 1.069        189           -     2.10 - 2.35        2.49 - 6.80
  Pioneer Ibbotson Moderate Allocation
    VCT Portfolio - Class II Shares       2005         870  1.046 - 1.049        910           -     1.85 - 2.35        1.95 - 4.29
  Pioneer International Value VCT
    Portfolio - Class II Shares           2005         283  1.313 - 1.440        404        0.06     1.75 - 2.55       6.40 - 13.21
                                          2004         183  1.262 - 1.272        232        0.15     1.75 - 2.45       3.27 - 16.38
                                          2003           1          1.093          1           -            1.75               9.30
  Pioneer Mid Cap Value VCT Portfolio -
    Class II Shares                       2005       1,204  1.199 - 1.331      1,588        0.20     1.75 - 2.65      (0.08) - 5.80
                                          2004         590  1.246 - 1.258        739        0.21     1.75 - 2.65       2.21 - 19.58
                                          2003           2          1.052          2           -            1.75               5.20
  Pioneer Oak Ridge Large Cap Growth VCT
    Portfolio - Class II Shares           2005         536  1.128 - 1.163        618        0.14     1.75 - 2.65     (2.46) - 12.79
                                          2004          92  1.086 - 1.094        100           -     1.75 - 2.65       1.21 - 12.94
  Pioneer Real Estate Shares VCT
    Portfolio - Class II Shares           2005         338  1.463 - 1.568        525        3.18     1.75 - 2.65      11.93 - 15.93
                                          2004         248  1.375 - 1.389        343        4.56     1.75 - 2.65       1.62 - 37.38
                                          2003           2          1.044          2        1.26            1.75               4.40
  Pioneer Small and Mid Cap Growth VCT
    Portfolio - Class II                  2005         598  1.029 - 1.102        652           -     1.75 - 2.55        2.06 - 6.65
                                          2004         298  1.066 - 1.072        318           -     1.75 - 2.45        0.00 - 9.19
  Pioneer Small Cap Value VCT Portfolio
    - Class II Shares                     2005         490  1.249 - 1.366        662           -     1.75 - 2.65       3.51 - 16.84
                                          2004         168  1.239 - 1.251        208           -     1.75 - 2.65       1.89 - 17.80
                                          2003           1          1.062          1           -            1.75               6.20

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
PIONEER VARIABLE CONTRACTS TRUST
(CONTINUED)
  Pioneer Small Company VCT Portfolio -
    Class II Shares                       2005          78  1.137 - 1.154         89           -     1.75 - 2.45      (0.79) - 8.88
                                          2004          38  1.146 - 1.155         44           -     1.75 - 2.45       0.79 - 11.27
                                          2003           1          1.038          1           -            1.75               3.80
  Pioneer Strategic Income VCT Portfolio
    - Class II Shares                     2005       2,557  1.093 - 1.114      2,825        5.59     1.75 - 2.65      (0.72) - 1.29
                                          2004       1,168  1.095 - 1.106      1,286        5.62     1.75 - 2.65        0.46 - 9.69
                                          2003           1          1.024          1        0.52            1.75               2.40

  Pioneer Value VCT Portfolio -
    Class II Shares                       2005         595  1.107 - 1.196        703        0.09     1.75 - 2.65        1.91 - 5.03
                                          2004         466  1.151 - 1.162        539        0.03     1.75 - 2.65        1.49 - 9.87
                                          2003           1          1.062          1        0.01            1.75               6.20
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                       2005          72  0.817 - 1.228         73           -     1.30 - 1.85        5.23 - 5.94
                                          2004         154  0.773 - 1.167        163           -     1.30 - 1.85        5.61 - 6.18
                                          2003         150  0.728 - 1.105        151           -     1.30 - 1.85      29.54 - 30.36
                                          2002          67  0.559 - 0.853         49           -     1.30 - 1.85   (30.65) - (5.22)
                                          2001          13          0.806         11           -     1.30 - 1.40   (19.40) - (5.62)
  Putnam VT International Equity Fund -
    Class IB Shares                       2005       1,256  1.118 - 1.584      1,817        1.44     1.30 - 2.25       9.65 - 10.85
                                          2004       1,284  1.011 - 1.436      1,688        1.41     1.30 - 2.25      11.97 - 14.71
                                          2003         943  0.882 - 1.257      1,075        0.38     1.30 - 2.25       9.04 - 26.83
                                          2002         188  0.696 - 0.919        145        0.52     1.30 - 1.85  (19.17) - (18.76)
                                          2001          15  0.857 - 0.858         13           -     1.30 - 1.40     (14.30) - 3.25
  Putnam VT Small Cap Value Fund - Class
    IB Shares                             2005       3,486  1.243 - 1.877      6,329        0.16     1.30 - 2.60     (2.06) - 12.59
                                          2004       2,375  1.507 - 1.783      4,167        0.31     1.30 - 2.25      11.88 - 24.58
                                          2003       1,484  1.223 - 1.439      2,093        0.19     1.30 - 2.25       3.02 - 56.86
                                          2002         479  0.877 - 0.980        439        0.11     1.30 - 1.85  (25.02) - (19.28)
                                          2001          32  1.088 - 1.089         35           -     1.30 - 1.40        3.13 - 8.80
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                  2005       9,059  1.029 - 1.430     12,349        0.89     1.30 - 2.60        1.38 - 2.74
                                          2004       8,353  1.006 - 1.397     11,119        0.68     1.30 - 2.60        0.69 - 9.51
                                          2003       4,378  0.946 - 1.312      5,433        0.45     1.30 - 2.25       1.72 - 39.28
                                          2002       1,133  0.829 - 0.897        982        0.59     1.30 - 1.85  (26.44) - (25.99)
                                          2001         423  1.127 - 1.212        512        1.50     1.30 - 1.85        0.50 - 1.81

  Investors Fund - Class I                2005       5,024  1.038 - 1.418      6,765        1.27     1.30 - 2.60        1.82 - 9.08
                                          2004       4,491  0.991 - 1.353      5,760        1.97     1.30 - 2.60       3.44 - 11.57
                                          2003       2,239  0.920 - 1.247      2,605        2.70     1.30 - 2.25       6.50 - 30.68
                                          2002         618  0.839 - 0.856        524        1.72     1.30 - 1.85  (24.14) - (20.89)
                                          2001         146  1.106 - 1.108        162        2.73     1.30 - 1.40    (7.45) - (6.81)

  Large Cap Growth Fund - Class I         2005         362  1.154 - 1.377        474        0.02     1.60 - 2.25        2.92 - 3.56
                                          2004         299  1.117 - 1.337        381        0.20     1.60 - 2.25    (1.77) - (1.14)
                                          2003         189  1.132 - 1.359        245        0.01     1.60 - 2.25       0.00 - 42.30
                                          2002          16  0.798 - 0.799         13           -     1.60 - 1.85   (20.10) - (3.97)
  Salomon Brothers Variable All Cap Fund
    - Class II                            2005          82  1.064 - 1.067         87        1.59     1.85 - 2.35        2.01 - 6.40

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS
INC. (CONTINUED)
  Small Cap Growth Fund - Class I         2005       2,422  1.021 - 1.657      3,695           -     1.30 - 2.75      (0.50) - 3.55
                                          2004       2,333  0.990 - 1.607      3,447           -     1.30 - 2.45       7.83 - 21.66
                                          2003       1,063  0.875 - 1.420      1,328           -     1.30 - 2.25       1.65 - 47.04
                                          2002         155  0.774 - 0.805        120           -     1.30 - 1.85  (35.61) - (30.48)
                                          2001          91  1.202 - 1.204        109           -     1.30 - 1.40      (8.52) - 7.60

  Total Return Fund - Class II            2005         416  1.104 - 1.120        461        2.08     1.75 - 2.45        0.45 - 4.71
                                          2004         245  1.099 - 1.107        269        3.19     1.75 - 2.45        3.77 - 6.65
                                          2003           1          1.038          1        0.27            1.75               3.80
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005       2,307  0.797 - 1.166      2,474        2.05     1.30 - 2.60    (3.04) - (1.48)
                                          2004       1,888  0.809 - 1.188      2,063        1.45     1.30 - 2.60      (1.93) - 5.33
                                          2003         575  0.794 - 1.169        636        1.21     1.30 - 2.25       3.73 - 21.90
                                          2002          33  0.652 - 0.819         24        1.53     1.30 - 1.85     (27.07) - 3.02
                                          2001           3          0.894          3           -     1.30 - 1.40   (10.60) - (4.18)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005         277  0.909 - 1.340        342        0.14     1.30 - 2.25        3.94 - 7.46
                                          2004         178  0.868 - 1.279        201           -     1.30 - 2.25      (0.68) - 8.96
                                          2003         100  0.855 - 1.266        105           -     1.30 - 2.25      13.85 - 32.46
                                          2002          43  0.646 - 0.861         33        0.04     1.30 - 1.85  (27.74) - (22.36)
                                          2001          37  0.894 - 0.895         33           -     1.30 - 1.40   (10.60) - (3.35)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                  2005      54,884  1.065 - 1.506     74,357        0.40     1.30 - 2.60        2.56 - 3.86
                                          2004      37,811  1.038 - 1.450     50,014        0.61     1.30 - 2.60       0.78 - 11.80
                                          2003       7,509  1.243 - 1.377      9,575        0.15     1.30 - 2.45       2.00 - 29.69
                                          2002         248  1.060 - 1.062        263           -     1.30 - 1.85        0.28 - 6.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value     2005      57,528  1.028 - 1.333     71,187        1.36     1.30 - 2.70        1.62 - 3.94
                                          2004      38,579  1.112 - 1.296     47,020        1.55     1.30 - 2.60      (0.45) - 6.12
                                          2003       7,964  1.165 - 1.250      9,573        0.68     1.30 - 2.45       1.04 - 20.33
                                          2002         834  1.037 - 1.039        866           -     1.30 - 1.85      (1.33) - 3.90
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value              2005      17,228  1.052 - 1.597     24,290        0.85     1.30 - 2.70        1.94 - 8.55
                                          2004       9,130  1.065 - 1.519     12,460        1.08     1.30 - 2.60       3.92 - 10.02
                                          2003         960  1.238 - 1.395      1,226        0.39     1.30 - 2.25       7.71 - 29.92
                                          2002          29  1.073 - 1.075         31           -     1.30 - 1.85      (3.85) - 7.50
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                  2005       8,713  1.041 - 1.467     11,380        0.71     1.30 - 2.55        0.87 - 2.23
                                          2004       5,645  1.032 - 1.435      7,304        1.46     1.30 - 2.55        0.34 - 8.98
                                          2003       1,463  1.213 - 1.362      1,843        0.88     1.30 - 2.25       1.72 - 36.96
                                          2002          44  1.068 - 1.070         48           -     1.30 - 1.85      (2.82) - 7.00
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005       1,744  0.931 - 1.376      2,280        0.22     1.30 - 2.75        5.57 - 7.95
                                          2004       1,549  0.869 - 1.287      1,906        0.20     1.30 - 2.35        2.93 - 8.32
                                          2003         669  0.827 - 1.229        767           -     1.30 - 2.25       3.02 - 27.54
                                          2002         143  0.649 - 0.901        116           -     1.30 - 1.85  (24.88) - (17.79)
                                          2001          21  0.864 - 0.865         18           -     1.30 - 1.40     (13.60) - 0.35

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005       2,540  1.193 - 1.265      3,119        2.22     1.75 - 2.45    (2.04) - (0.24)
                                          2004       3,481  1.211 - 1.280      4,303        3.01     1.75 - 2.45        3.75 - 4.92
                                          2003       1,594  1.160 - 1.229      1,855        7.37     1.75 - 2.25       2.47 - 23.93
                                          2002          71          0.936         67       20.01            1.85             (6.40)

  Disciplined Mid Cap Stock Portfolio     2005         492  1.314 - 1.604        739           -     1.75 - 2.35       1.88 - 10.47
                                          2004         418  1.191 - 1.458        565        0.36     1.75 - 2.25      10.56 - 14.30
                                          2003         253  1.042 - 1.279        303        0.90     1.85 - 2.25       2.73 - 31.40
                                          2002          13          0.793         10        0.99            1.85            (20.70)

  Equity Income Portfolio                 2005      12,685  1.121 - 1.372     16,896           -     1.30 - 2.65        1.98 - 5.13
                                          2004       9,944  1.102 - 1.335     12,934        1.79     1.30 - 2.45        5.38 - 8.40
                                          2003       4,658  1.021 - 1.236      5,585        1.91     1.30 - 2.45       5.04 - 29.47
                                          2002         758  0.848 - 0.955        660        1.45     1.30 - 1.85  (15.28) - (12.86)
                                          2001         432  1.001 - 1.006        434        1.59     1.30 - 1.55    (8.25) - (7.88)

  Federated High Yield Portfolio          2005         844  1.177 - 1.309      1,096           -     1.75 - 2.45      (0.17) - 4.05
                                          2004         607  1.284 - 1.299        786       10.09     1.75 - 2.45        0.86 - 8.40
                                          2003         244  1.191 - 1.201        292       15.14     1.85 - 2.25       9.88 - 20.18
                                          2002          36          0.991         35       59.35            1.85             (0.90)

  Federated Stock Portfolio               2005         385  1.100 - 1.362        485           -     1.75 - 2.45        2.82 - 3.56
                                          2004         550  1.064 - 1.321        643        1.75     1.75 - 2.45        4.26 - 8.57
                                          2003         260  0.980 - 1.220        279        3.81     1.75 - 2.25       0.31 - 25.32
                                          2002          39          0.782         31        5.64            1.85            (21.80)

  Large Cap Portfolio                     2005       2,508  0.765 - 1.326      2,916           -     1.30 - 2.65     (1.58) - 15.24
                                          2004       2,476  0.715 - 1.241      2,660        1.02     1.30 - 2.65       1.90 - 13.02
                                          2003       1,541  0.681 - 1.185      1,475        0.78     1.30 - 2.25       3.41 - 23.08
                                          2002         376  0.555 - 0.862        231        0.60     1.30 - 1.85  (23.97) - (15.24)
                                          2001         309  0.730 - 0.734        226        0.54     1.30 - 1.55  (18.62) - (18.44)
  Managed Allocation Series:
    Aggressive Portfolio                  2005         350  1.104 - 1.108        386           -     1.80 - 2.35       0.54 - 10.40
  Managed Allocation Series:
    Conservative Portfolio                2005         166  1.016 - 1.022        169        0.90     1.30 - 2.35        0.59 - 1.19

  Managed Allocation Series: Moderate
    Portfolio                             2005         717  1.048 - 1.056        753        0.99     1.30 - 2.70        0.00 - 4.78
  Managed Allocation Series:
    Moderate-Aggressive Portfolio         2005         751  1.083 - 1.087        814        1.01     1.65 - 2.35      (0.82) - 8.60
  Managed Allocation Series:
    Moderate-Conservative Portfolio       2005          83  1.028 - 1.032         86        0.53     1.40 - 2.25        1.18 - 3.10

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Mercury Large Cap Core Portfolio        2005       1,697  0.841 - 1.455      1,997           -     1.30 - 2.45       9.30 - 10.59
                                          2004       1,575  0.761 - 1.321      1,670        0.67     1.30 - 2.45       9.61 - 18.43
                                          2003       1,136  0.666 - 1.159        998        1.10     1.30 - 2.25       1.87 - 19.68
                                          2002         444  0.558 - 0.846        256        0.64     1.30 - 1.85   (26.16) - (7.84)
                                          2001         392  0.755 - 0.757        296        0.05     1.30 - 1.40  (23.58) - (23.46)

  MFS Mid Cap Growth Portfolio            2005       2,238  0.830 - 1.492      2,803           -     1.30 - 2.70        0.55 - 9.21
                                          2004         515  0.822 - 1.459        608           -     1.75 - 2.45       2.11 - 12.06
                                          2003         228  0.738 - 1.306        252           -     1.75 - 2.25       1.24 - 34.43
                                          2002           6          0.549          3           -            1.85            (45.10)

  MFS Total Return Portfolio              2005      38,499  1.096 - 1.365     48,162        2.43     1.30 - 2.70      (0.36) - 2.52
                                          2004      28,353  1.137 - 1.343     35,333        3.76     1.30 - 2.60       0.17 - 11.23
                                          2003      12,166  1.038 - 1.221     14,101        4.46     1.30 - 2.45       3.02 - 16.98
                                          2002       2,856  1.005 - 1.061      3,000        7.04     1.30 - 1.85    (6.62) - (5.81)
                                          2001       1,755  1.133 - 1.135      1,989        2.62     1.30 - 1.40    (1.39) - (1.30)

  MFS Value Portfolio                     2005       3,047  1.158 - 1.178      3,556        1.98     1.40 - 2.70        1.48 - 6.48
                                          2004         518  1.114 - 1.123        579        3.86     1.30 - 2.45       6.81 - 15.46

  Mondrian International Stock Portfolio  2005       3,748  1.290 - 1.551      5,514        0.05     1.30 - 2.60       4.77 - 10.22
                                          2004       2,243  1.202 - 1.441      3,070        3.22     1.30 - 2.60       3.89 - 17.84
                                          2003         205  1.064 - 1.265        249        8.60     1.40 - 2.45       5.61 - 26.22
                                          2002           8          0.843          7        3.17            1.85            (15.70)

  Pioneer Fund Portfolio                  2005       1,637  1.258 - 1.397      2,233           -     1.30 - 2.60        3.28 - 5.15
                                          2004         962  1.218 - 1.336      1,271        1.62     1.30 - 2.60        6.42 - 9.69
                                          2003         123  1.210 - 1.218        149        6.47     1.30 - 2.25       4.56 - 21.80

  Pioneer Mid Cap Value Portfolio         2005          24  1.034 - 1.039         24        0.39     1.75 - 2.50      (0.76) - 6.92

  Pioneer Strategic Income Portfolio      2005       9,293  1.097 - 1.122     10,301        6.32     1.30 - 2.70      (0.63) - 2.37
                                          2004       2,606  1.087 - 1.096      2,845       12.95     1.30 - 2.65       3.13 - 11.43

  Strategic Equity Portfolio              2005       1,271  0.723 - 1.374      1,439        0.63     1.30 - 2.55      (0.33) - 8.52
                                          2004       1,164  0.720 - 1.369      1,291        1.64     1.30 - 2.40        6.81 - 8.81
                                          2003         932  0.663 - 1.263        883           -     1.30 - 2.25       5.09 - 30.86
                                          2002         602  0.508 - 0.749        327        0.64     1.30 - 1.85  (34.62) - (25.91)
                                          2001         566  0.777 - 0.782        442        0.17     1.30 - 1.55  (14.71) - (14.44)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Style Focus Series: Small Cap Growth
    Portfolio                             2005          40  1.110 - 1.116         45           -     1.40 - 2.35        0.63 - 8.37

  Style Focus Series: Small Cap Value
    Portfolio                             2005          47  1.104 - 1.109         52        1.32     1.85 - 2.55     (0.27) - 10.40

  Travelers Managed Income Portfolio      2005      16,580  1.013 - 1.223     17,956        3.76     1.30 - 2.70      (1.17) - 0.33
                                          2004      13,937  1.028 - 1.222     15,287        6.40     1.30 - 2.60      (0.19) - 3.37
                                          2003       6,485  1.047 - 1.204      7,156        6.91     1.30 - 2.25        0.19 - 7.02
                                          2002       1,560  0.984 - 1.125      1,685       14.79     1.30 - 1.85        0.72 - 1.86
                                          2001         622  1.113 - 1.115        693        3.75     1.30 - 1.40        5.29 - 5.30

  Travelers Quality Bond Portfolio        2005       1,302  1.025 - 1.126      1,422           -     1.75 - 2.45    (1.16) - (0.09)
                                          2004       1,133  1.067 - 1.127      1,249        5.60     1.75 - 2.45        0.81 - 2.50
                                          2003         797  1.061 - 1.108        876        8.35     1.85 - 2.25      (0.09) - 5.02
                                          2002         158          1.055        166       17.10            1.85               5.50

  U.S. Government Securities Portfolio    2005         246  1.064 - 1.076        263           -     1.75 - 2.45        0.09 - 2.48
                                          2004          65  1.045 - 1.050         68       11.65     1.75 - 2.45        4.60 - 6.84

  Van Kampen Enterprise Portfolio         2005         865  0.696 - 1.292        968        0.12     1.30 - 2.60      (0.81) - 6.48
                                          2004         587  0.656 - 1.219        601        0.72     1.30 - 2.60        1.60 - 3.17
                                          2003         460  0.641 - 1.193        449        0.45     1.30 - 2.25       6.34 - 24.21
                                          2002         142  0.519 - 0.523         74        0.78     1.30 - 1.55  (30.43) - (30.27)
                                          2001         140  0.746 - 0.750        105           -     1.30 - 1.55  (22.45) - (22.20)
TRAVELERS SERIES FUND INC.
  SB Adjustable Rate Income Portfolio -
    Class I Shares                        2005       5,777  0.979 - 1.009      5,732        3.49     1.30 - 2.70      (0.31) - 1.10
                                          2004       3,523  0.982 - 0.998      3,483        2.59     1.30 - 2.60      (1.11) - 0.20
                                          2003         125  0.997 - 1.000        125        0.39     1.30 - 2.25      (0.10) - 0.10

  Smith Barney Aggressive Growth
    Portfolio                             2005      36,678  0.946 - 1.492     51,704           -     1.30 - 2.70     (1.02) - 11.02
                                          2004      30,450  0.870 - 1.359     39,319           -     1.30 - 2.60       2.33 - 14.98
                                          2003      12,817  0.803 - 1.258     15,176           -     1.30 - 2.25       6.00 - 32.76
                                          2002       3,441  0.802 - 0.870      2,938           -     1.30 - 1.85  (33.88) - (33.54)
                                          2001       2,280  1.213 - 1.309      2,977           -     1.30 - 1.85      (5.52) - 0.66

  Smith Barney High Income Portfolio      2005      16,399  1.081 - 1.384     21,794        8.67     1.30 - 2.70        0.00 - 3.04
                                          2004      13,169  1.134 - 1.372     17,383       11.04     1.30 - 2.60       2.94 - 10.72
                                          2003       6,560  1.049 - 1.263      7,798       14.26     1.30 - 2.45       3.04 - 25.81
                                          2002       1,151  0.834 - 0.985        993       28.46     1.30 - 1.85    (5.29) - (4.45)
                                          2001         785  0.874 - 0.876        688        9.24     1.30 - 1.40    (5.10) - (4.99)
  Smith Barney International All Cap
    Growth Portfolio                      2005         267  0.726 - 1.546        234        1.36     1.30 - 2.25       9.18 - 10.27
                                          2004         285  0.659 - 1.416        221        0.90     1.30 - 2.25      15.31 - 16.34
                                          2003         372  0.567 - 1.228        237        1.23     1.30 - 2.25      25.09 - 28.59
                                          2002         318  0.451 - 0.853        148        0.95     1.30 - 1.85   (26.74) - (8.38)
                                          2001         342  0.615 - 0.617        210           -     1.30 - 1.40  (32.19) - (32.05)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Large Cap Value Portfolio  2005         937  1.023 - 1.362      1,003        1.60     1.30 - 2.25        4.13 - 5.06
                                          2004         999  0.975 - 1.308      1,023        1.91     1.30 - 2.25        8.19 - 9.29
                                          2003       1,035  0.895 - 1.209        965        1.79     1.30 - 2.25      24.38 - 25.91
                                          2002       1,039  0.713 - 0.806        760        4.19     1.30 - 1.85  (26.49) - (23.38)

                                          2001         829  0.970 - 0.975        808        1.40     1.30 - 1.55    (9.49) - (8.66)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005      10,831  0.947 - 1.401     13,693        0.14     1.30 - 2.55       2.70 - 12.67
                                          2004       9,796  0.914 - 1.354     11,986        0.50     1.30 - 2.45      (1.90) - 8.75
                                          2003       4,886  0.925 - 1.373      5,781        0.04     1.30 - 2.25       4.19 - 45.64
                                          2002       1,772  0.637 - 0.872      1,225        0.41     1.30 - 1.85  (25.93) - (22.90)
                                          2001       1,265  0.860 - 0.865      1,092           -     1.30 - 1.55  (13.83) - (13.59)

  Smith Barney Mid Cap Core Portfolio     2005       7,503  1.093 - 1.444     10,570        0.63     1.30 - 2.70       2.71 - 12.17
                                          2004       6,916  1.025 - 1.353      9,206           -     1.30 - 2.60       5.97 - 18.40
                                          2003       3,514  0.943 - 1.247      4,342           -     1.30 - 2.25       4.65 - 30.47
                                          2002         895  0.960 - 0.979        868        0.11     1.30 - 1.85  (20.33) - (17.87)
                                          2001         512  1.205 - 1.211        619           -     1.30 - 1.55  (11.40) - (11.22)

  Smith Barney Money Market Portfolio     2005      11,071  0.969 - 1.082     11,097        2.76     1.30 - 2.70        0.20 - 1.50
                                          2004      12,977  0.966 - 1.066     12,918        0.94     1.30 - 2.45      (1.42) - 0.00
                                          2003       7,925  0.983 - 1.070      8,048        0.64     1.30 - 2.25    (1.21) - (0.10)
                                          2002       4,977  0.995 - 1.077      5,149        1.22     1.30 - 1.85    (0.40) - (0.09)
                                          2001         915  1.006 - 1.078        981        3.25     1.30 - 1.60        0.00 - 2.37

  Social Awareness Stock Portfolio        2005          45  1.099 - 1.109         49        0.74     1.75 - 2.25        2.04 - 2.59
                                          2004          40  1.077 - 1.081         44        1.53     1.75 - 2.25       8.10 - 10.92
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares    2005       1,549  1.143 - 1.470      2,093        0.77     1.75 - 2.75        1.54 - 5.84
                                          2004         955  1.133 - 1.433      1,248        0.61     1.75 - 2.45       8.28 - 15.26
                                          2003         561  0.983 - 1.246        575        0.64     1.85 - 2.25      14.31 - 28.33
                                          2002         183          0.766        140           -            1.85            (23.40)

  Emerging Growth Portfolio - Class I
    Shares                                2005       1,086  0.749 - 1.342      1,115        0.26     1.30 - 2.60        5.17 - 9.94
                                          2004       1,092  0.704 - 1.264      1,009           -     1.30 - 2.60        2.19 - 9.84
                                          2003         886  0.668 - 1.201        726           -     1.30 - 2.25       6.98 - 25.70
                                          2002         582  0.533 - 0.752        318        0.34     1.30 - 1.85  (33.54) - (28.58)
                                          2001         615  0.802 - 0.806        495        0.10     1.30 - 1.55  (32.55) - (32.41)

  Enterprise Portfolio - Class II Shares  2005           2          0.963          2        0.66            1.85               5.94
                                          2004           4  0.909 - 1.207          4        0.08     1.85 - 2.15        1.34 - 1.79
                                          2003           2          0.893          2        0.28            1.85              23.51
                                          2002           2          0.723          1           -            1.85            (27.70)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005       2,498  1.129 - 1.595      3,667           -     1.30 - 2.55       2.36 - 12.64
                                          2004       2,133  1.093 - 1.546      3,060        0.11     1.30 - 2.45       6.22 - 14.51
                                          2003         784  0.970 - 1.360        991           -     1.30 - 2.25       6.09 - 40.20
                                          2002         104  0.693 - 0.887         79           -     1.30 - 1.85  (26.67) - (19.44)
                                          2001          26          0.945         24           -            1.40             (5.50)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio - Service
    Class                                 2005      17,029  1.260 - 1.630     26,861        0.15     1.30 - 2.60       6.92 - 15.40
                                          2004       8,851  1.154 - 1.419     12,285        0.16     1.30 - 2.60       9.42 - 14.29
                                          2003       3,370  1.017 - 1.254      4,058        0.15     1.30 - 2.25       4.78 - 26.63
                                          2002         670  0.804 - 0.995        571        0.59     1.30 - 1.85  (13.78) - (10.58)
                                          2001         399  0.902 - 0.907        362        0.54     1.30 - 1.55  (13.68) - (13.45)

  Contrafund(R) Portfolio - Service
    Class 2                               2005       2,100  1.258 - 1.610      3,200        0.10     1.75 - 2.65       7.71 - 18.25
                                          2004       1,253  1.233 - 1.401      1,673        0.17     1.75 - 2.65       5.08 - 14.86
                                          2003         642  1.091 - 1.242        747        0.07     1.85 - 2.25      23.34 - 25.84
                                          2002         102          0.867         88           -            1.85            (13.30)
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                     2005          76  1.247 - 1.365        101           -     1.85 - 2.25      18.04 - 18.42
                                          2004         140  1.053 - 1.155        158           -     1.85 - 2.25      (0.95) - 5.19
                                          2003          75  1.059 - 1.164         86           -     1.85 - 2.25      22.71 - 26.25
                                          2002           1          0.863          1        0.17            1.85            (13.70)

  Mid Cap Portfolio - Service Class 2     2005      13,666  1.407 - 1.907     24,513           -     1.30 - 2.70       4.44 - 18.53
                                          2004       8,721  1.411 - 1.643     13,567           -     1.30 - 2.65      13.54 - 23.08
                                          2003       2,963  1.159 - 1.341      3,652        0.11     1.30 - 2.25       2.29 - 44.11
                                          2002         547  0.854 - 0.857        468           -     1.30 - 1.85     (14.60) - 4.77

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      CAPITAL                      HIGH YIELD                     MANAGED
                                                  APPRECIATION FUND                BOND TRUST                   ASSETS TRUST
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       148,779         82,036        108,341             --         45,709             --
Accumulation units purchased and
  transferred from other funding options .       435,179         76,006        274,772        108,386         52,399         45,709
Accumulation units redeemed and
  transferred to other funding options ...       (17,917)        (9,263)       (46,390)           (45)          (948)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       566,041        148,779        336,723        108,341         97,160         45,709
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     AIM V.I.                   AIM V.I. MID CAP
                                                        MONEY                  CAPITAL APPRECIATION               CORE EQUITY
                                                  MARKET PORTFOLIO               FUND - SERIES II               FUND - SERIES II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,447,794        322,012        604,122          2,000        213,327          1,000
Accumulation units purchased and
  transferred from other funding options .     1,991,777      2,127,619        265,720        603,315        101,371        216,579
Accumulation units redeemed and
  transferred to other funding options ...    (1,603,784)    (1,001,837)       (14,928)        (1,193)       (47,934)        (4,252)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,835,787      1,447,794        854,914        604,122        266,764        213,327
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                                                                   GROWTH AND                     LARGE-CAP
                                                   AIM V.I. PREMIER            INCOME PORTFOLIO -             GROWTH PORTFOLIO -
                                                EQUITY FUND - SERIES I              CLASS B                        CLASS B
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       272,409        327,404      1,846,593        929,595      1,803,693      1,458,417
Accumulation units purchased and
  transferred from other funding options .         1,574          6,778      1,012,919      1,017,302        515,973        559,904
Accumulation units redeemed and
  transferred to other funding options ...       (48,694)       (61,773)      (206,135)      (100,304)      (163,589)      (214,628)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       225,289        272,409      2,653,377      1,846,593      2,156,077      1,803,693
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 GLOBAL GROWTH FUND -             GROWTH FUND -              GROWTH-INCOME FUND -
                                                    CLASS 2 SHARES               CLASS 2 SHARES                 CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,813,988      2,800,203     30,250,066      9,604,186     37,263,586     12,283,984
Accumulation units purchased and
  transferred from other funding options .     6,748,129      7,321,911     21,192,285     21,560,770     21,011,535     26,696,236
Accumulation units redeemed and
  transferred to other funding options ...      (730,263)      (308,126)    (3,002,331)      (914,890)    (3,954,855)    (1,716,634)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    15,831,854      9,813,988     48,440,020     30,250,066     54,320,266     37,263,586
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    CREDIT SUISSE                  DELAWARE VIP                 DREYFUS VIF -
                                                   TRUST EMERGING                 REIT SERIES -           APPRECIATION PORTFOLIO -
                                                 MARKETS PORTFOLIO                STANDARD CLASS               INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        10,858          9,290        980,381        462,024        331,790        209,215
Accumulation units purchased and
  transferred from other funding options .        (1,000)         2,257        840,548        544,034        110,056        133,899
Accumulation units redeemed and
  transferred to other funding options ...          (620)          (689)      (103,301)       (25,677)       (22,373)       (11,324)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........         9,238         10,858      1,717,628        980,381        419,473        331,790
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    DREYFUS VIF -                 MERCURY GLOBAL                  MERCURY VALUE
                                                 DEVELOPING LEADERS              ALLOCATION V.I.                 OPPORTUNITIES
                                             PORTFOLIO - INITIAL SHARES          FUND - CLASS III            V.I. FUND - CLASS III
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       178,203         51,646        461,607          1,000      1,426,165          1,000
Accumulation units purchased and
  transferred from other funding options .       191,311        129,569        874,909        460,813      2,570,108      1,438,267
Accumulation units redeemed and
  transferred to other funding options ...        (7,751)        (3,012)       (29,006)          (206)      (406,715)       (13,102)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       361,763        178,203      1,307,510        461,607      3,589,558      1,426,165
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  FRANKLIN RISING            FRANKLIN SMALL-MID
                                                   FRANKLIN INCOME                  DIVIDENDS                    CAP GROWTH
                                                 SECURITIES FUND -              SECURITIES FUND -            SECURITIES FUND -
                                                  CLASS II SHARES                 CLASS 2 SHARES               CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --      1,686,358          2,000      4,257,100      1,475,142
Accumulation units purchased and
  transferred from other funding options .     3,583,763             --      1,287,731      1,696,221      1,346,481      2,977,289
Accumulation units redeemed and
  transferred to other funding options ...       (72,778)            --       (190,115)       (11,863)      (532,793)      (195,331)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     3,510,985             --      2,783,974      1,686,358      5,070,788      4,257,100
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     TEMPLETON
                                                    MUTUAL SHARES               DEVELOPING MARKETS           TEMPLETON FOREIGN
                                                 SECURITIES FUND -              SECURITIES FUND -           SECURITIES FUND -
                                                   CLASS 2 SHARES                 CLASS 2 SHARES              CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     5,771,773      2,075,948      1,606,564        194,926      7,547,829      2,285,501
Accumulation units purchased and
  transferred from other funding options .     6,305,394      3,909,080      3,480,601      1,456,518      6,615,335      5,458,309
Accumulation units redeemed and
  transferred to other funding options ...      (842,660)      (213,255)      (281,850)       (44,880)      (891,899)      (195,981)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    11,234,507      5,771,773      4,805,315      1,606,564     13,271,265      7,547,829
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                    TEMPLETON GROWTH
                                                   SECURITIES FUND -             APPRECIATION               DIVERSIFIED STRATEGIC
                                                     CLASS 2 SHARES               PORTFOLIO                   INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,632,918        428,392     14,840,736      7,412,955     10,493,635      3,979,831
Accumulation units purchased and
  transferred from other funding options .     4,280,497      1,266,634      5,153,888      8,581,973      2,938,831      7,048,733
Accumulation units redeemed and
  transferred to other funding options ...      (235,794)       (62,108)    (1,859,550)    (1,154,192)    (1,289,132)      (534,929)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     5,677,621      1,632,918     18,135,074     14,840,736     12,143,334     10,493,635
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               SALOMON BROTHERS
                                                    EQUITY INDEX                                             VARIABLE AGGRESSIVE
                                                    PORTFOLIO -                     FUNDAMENTAL                 GROWTH FUND -
                                                  CLASS II SHARES                VALUE PORTFOLIO                CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     7,560,704      3,742,781     22,952,542      8,915,660        567,411        313,846
Accumulation units purchased and
  transferred from other funding options .     3,158,213      4,173,599      6,411,935     15,977,018        126,313        258,028
Accumulation units redeemed and
  transferred to other funding options ...      (666,711)      (355,676)    (2,767,226)    (1,940,136)       (16,646)        (4,463)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    10,052,206      7,560,704     26,597,251     22,952,542        677,078        567,411
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   SALOMON BROTHERS             SALOMON BROTHERS
                                                 VARIABLE AGGRESSIVE           VARIABLE GROWTH &
                                                    GROWTH FUND -                INCOME FUND -               BALANCED PORTFOLIO -
                                                   CLASS II SHARES               CLASS I SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,008,564          2,000        172,270        152,861      1,176,961      1,025,335
Accumulation units purchased and
  transferred from other funding options .       582,544      1,009,973          7,290         28,201        (22,678)       220,628
Accumulation units redeemed and
  transferred to other funding options ...       (84,706)        (3,409)       (10,577)        (8,792)      (258,004)       (69,002)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,506,402      1,008,564        168,983        172,270        896,279      1,176,961
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     GLOBAL LIFE                GLOBAL TECHNOLOGY                   MID CAP
                                                SCIENCES PORTFOLIO -              PORTFOLIO -                 GROWTH PORTFOLIO -
                                                   SERVICE SHARES                SERVICE SHARES                 SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        12,839         10,786         82,951        113,030      1,233,092      1,041,777
Accumulation units purchased and
  transferred from other funding options .          (111)         2,378         37,753         24,004        155,129        321,075
Accumulation units redeemed and
  transferred to other funding options ...          (242)          (325)        (8,242)       (54,083)       (97,842)      (129,760)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        12,486         12,839        112,462         82,951      1,290,379      1,233,092
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                      WORLDWIDE
                                                 GROWTH PORTFOLIO -              LAZARD RETIREMENT                GROWTH AND
                                                   SERVICE SHARES              SMALL CAP PORTFOLIO             INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        68,610         35,320      1,799,794        204,496      2,818,401        380,372
Accumulation units purchased and
  transferred from other funding options .        11,198         34,076      1,562,039      1,720,852      2,290,644      2,490,895
Accumulation units redeemed and
  transferred to other funding options ...        (1,881)          (786)      (267,767)      (125,554)      (236,570)       (52,866)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        77,927         68,610      3,094,066      1,799,794      4,872,475      2,818,401
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                 OPPENHEIMER
                                                                                   OPPENHEIMER               GLOBAL SECURITIES
                                                       MID-CAP                CAPITAL APPRECIATION               FUND/VA -
                                                  VALUE PORTFOLIO           FUND/VA - SERVICE SHARES           SERVICE SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,952,839        496,773        712,243          3,000        818,117          2,000
Accumulation units purchased and
  transferred from other funding options .     5,034,560      2,638,756        547,868        710,693        682,878        824,589
Accumulation units redeemed and
  transferred to other funding options ...      (365,527)      (182,690)       (49,039)        (1,450)       (41,120)        (8,472)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     7,621,872      2,952,839      1,211,072        712,243      1,459,875        818,117
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   OPPENHEIMER
                                                   MAIN STREET                   REAL RETURN                   TOTAL RETURN
                                                    FUND/VA -                     PORTFOLIO -                    PORTFOLIO -
                                                  SERVICE SHARES              ADMINISTRATIVE CLASS           ADMINISTRATIVE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        82,752             --      8,460,715        880,942     42,016,368     23,284,310
Accumulation units purchased and
  transferred from other funding options .       127,315         84,161     10,054,759      7,864,080     21,354,018     23,546,187
Accumulation units redeemed and
  transferred to other funding options ...       (26,025)        (1,409)    (2,031,492)      (284,307)    (6,900,331)    (4,814,129)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       184,042         82,752     16,483,982      8,460,715     56,470,055     42,016,368
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 PIONEER AMERICA
                                                    PIONEER AMPAC                  INCOME VCT                  PIONEER BALANCED
                                                     GROWTH VCT                   PORTFOLIO -                  VCT PORTFOLIO -
                                                PORTFOLIO - CLASS II            CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       101,916             --        679,567          1,000        301,775          1,000
Accumulation units purchased and
  transferred from other funding options .        17,496        101,916        635,629        681,074        137,332        306,881
Accumulation units redeemed and
  transferred to other funding options ...          (594)            --        (54,046)        (2,507)        (4,327)        (6,106)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       118,818        101,916      1,261,150        679,567        434,780        301,775
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   PIONEER CULLEN                PIONEER EMERGING                PIONEER EQUITY
                                                     VALUE VCT                     MARKETS VCT                     INCOME VCT
                                                    PORTFOLIO -                    PORTFOLIO -                    PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --        197,895          2,000        809,320          2,000
Accumulation units purchased and
  transferred from other funding options .       222,809             --        177,712        202,435        722,968        818,932
Accumulation units redeemed and
  transferred to other funding options ...          (785)            --        (31,244)        (6,540)       (89,973)       (11,612)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       222,024             --        344,363        197,895      1,442,315        809,320
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   PIONEER EQUITY
                                                  OPPORTUNITY VCT                 PIONEER EUROPE                  PIONEER FUND
                                                    PORTFOLIO -                  VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --         49,094          1,000      1,016,268          2,000
Accumulation units purchased and
  transferred from other funding options .        30,591             --         32,290         50,396        352,574      1,021,767
Accumulation units redeemed and
  transferred to other funding options ...            --             --         (1,338)        (2,302)       (99,997)        (7,499)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        30,591             --         80,046         49,094      1,268,845      1,016,268
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PIONEER GLOBAL                 PIONEER GROWTH                  PIONEER HIGH
                                                      HIGH YIELD                     SHARES VCT                     YIELD VCT
                                                   VCT PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
                                                   CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --         99,955          1,000      1,371,921          1,000
Accumulation units purchased and
  transferred from other funding options .       845,432             --          4,762         99,885      1,292,485      1,510,938
Accumulation units redeemed and
  transferred to other funding options ...        (8,363)            --         (4,092)          (930)      (482,559)      (140,017)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       837,069             --        100,625         99,955      2,181,847      1,371,921
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                   PIONEER IBBOTSON             PIONEER IBBOTSON               PIONEER IBBOTSON
                                                AGGRESSIVE ALLOCATION          GROWTH ALLOCATION             MODERATE ALLOCATION
                                                   VCT PORTFOLIO -              VCT PORTFOLIO -                VCT PORTFOLIO -
                                                   CLASS II SHARES              CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       216,071             --        274,736             --        946,583             --
Accumulation units redeemed and
  transferred to other funding options ...           (77)            --        (97,688)            --        (76,879)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       215,994             --        177,048             --        869,704             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                   PIONEER OAK
                                                                                                                  RIDGE LARGE
                                                PIONEER INTERNATIONAL             PIONEER MID CAP                  CAP GROWTH
                                               VALUE VCT PORTFOLIO -          VALUE VCT PORTFOLIO -             VCT PORTFOLIO -
                                                  CLASS II SHARES                CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       182,751          1,000        590,009          2,000         91,709             --
Accumulation units purchased and
  transferred from other funding options .       104,479        182,616        673,617        596,001        446,559         98,519
Accumulation units redeemed and
  transferred to other funding options ...        (4,255)          (865)       (59,966)        (7,992)        (2,708)        (6,810)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       282,975        182,751      1,203,660        590,009        535,560         91,709
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 PIONEER SMALL AND
                                                  PIONEER REAL ESTATE             MID CAP GROWTH               PIONEER SMALL CAP
                                                SHARES VCT PORTFOLIO -           VCT PORTFOLIO -            VALUE VCT PORTFOLIO -
                                                   CLASS II SHARES                   CLASS II                  CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       247,847          2,000        297,887             --        167,535          1,000
Accumulation units purchased and
  transferred from other funding options .       177,288        257,533        303,735        298,059        364,638        167,785
Accumulation units redeemed and
  transferred to other funding options ...       (87,137)       (11,686)        (3,706)          (172)       (42,630)        (1,250)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       337,998        247,847        597,916        297,887        489,543        167,535
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    PIONEER SMALL                    PIONEER
                                                    COMPANY VCT                 STRATEGIC INCOME                 PIONEER VALUE
                                                    PORTFOLIO -                 VCT PORTFOLIO -                VCT PORTFOLIO -
                                                  CLASS II SHARES               CLASS II SHARES                CLASS II SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        38,331          1,000      1,168,473          1,000        465,984          1,000
Accumulation units purchased and
  transferred from other funding options .        39,484         37,373      1,983,482      1,172,426        138,689        465,769
Accumulation units redeemed and
  transferred to other funding options ...           (44)           (42)      (594,621)        (4,953)        (9,975)          (785)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        77,771         38,331      2,557,334      1,168,473        594,698        465,984
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      PUTNAM VT                      PUTNAM VT                      PUTNAM VT
                                                     DISCOVERY                    INTERNATIONAL                    SMALL CAP
                                                   GROWTH FUND -                  EQUITY FUND -                   VALUE FUND -
                                                  CLASS IB SHARES                CLASS IB SHARES                CLASS IB SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       153,858        149,591      1,284,416        942,700      2,374,768      1,484,037
Accumulation units purchased and
  transferred from other funding options .           680          4,342         51,393        457,972      1,432,010      1,108,404
Accumulation units redeemed and
  transferred to other funding options ...       (82,191)           (75)       (79,953)      (116,256)      (320,610)      (217,673)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        72,347        153,858      1,255,856      1,284,416      3,486,168      2,374,768
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                    LARGE CAP
                                                    ALL CAP FUND -                INVESTORS FUND -               GROWTH FUND -
                                                       CLASS I                        CLASS I                       CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     8,352,776      4,377,570      4,491,272      2,239,298        298,993        188,947
Accumulation units purchased and
  transferred from other funding options .     1,624,745      4,328,174      1,199,732      2,476,062         73,066        123,913
Accumulation units redeemed and
  transferred to other funding options ...      (918,444)      (352,968)      (666,615)      (224,088)        (9,635)       (13,867)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     9,059,077      8,352,776      5,024,389      4,491,272        362,424        298,993
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 SALOMON BROTHERS
                                                   VARIABLE ALL                    SMALL CAP
                                                    CAP FUND -                   GROWTH FUND -                TOTAL RETURN FUND -
                                                     CLASS II                       CLASS I                        CLASS II
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --      2,333,192      1,063,392        244,759          1,000
Accumulation units purchased and
  transferred from other funding options .        82,137             --        516,561      1,371,538        177,348        251,214
Accumulation units redeemed and
  transferred to other funding options ...            (2)            --       (427,874)      (101,738)        (6,597)        (7,455)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        82,135             --      2,421,879      2,333,192        415,510        244,759
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                   SMITH BARNEY               MULTIPLE DISCIPLINE
                                                 DIVIDEND STRATEGY              PREMIER SELECTIONS           PORTFOLIO - ALL CAP
                                                     PORTFOLIO               ALL CAP GROWTH PORTFOLIO          GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,887,800        575,496        178,209        100,385     37,810,700      7,508,557
Accumulation units purchased and
  transferred from other funding options .       713,103      1,449,977        119,340         88,112     22,430,773     31,220,463
Accumulation units redeemed and
  transferred to other funding options ...      (294,358)      (137,673)       (20,261)       (10,288)    (5,357,070)      (918,320)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,306,545      1,887,800        277,288        178,209     54,884,403     37,810,700
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE          MULTIPLE DISCIPLINE
                                                PORTFOLIO - BALANCED            PORTFOLIO - GLOBAL         PORTFOLIO - LARGE CAP
                                              ALL CAP GROWTH AND VALUE       ALL CAP GROWTH AND VALUE         GROWTH AND VALUE
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    38,579,295      7,964,004      9,129,590        960,108      5,645,150      1,462,584
Accumulation units purchased and
  transferred from other funding options .    23,758,571     32,244,367      9,498,945      8,396,505      3,822,702      4,254,199
Accumulation units redeemed and
  transferred to other funding options ...    (4,810,366)    (1,629,076)    (1,400,359)      (227,023)      (754,428)       (71,633)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    57,527,500     38,579,295     17,228,176      9,129,590      8,713,424      5,645,150
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  DISCIPLINED
                                                     AIM CAPITAL                    CONVERTIBLE                    MID CAP
                                               APPRECIATION PORTFOLIO          SECURITIES PORTFOLIO            STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,548,725        669,240      3,481,266      1,594,069        418,023        252,681
Accumulation units purchased and
  transferred from other funding options .       505,224        913,623        363,502      1,982,309         89,132        169,969
Accumulation units redeemed and
  transferred to other funding options ...      (310,088)       (34,138)    (1,304,312)       (95,112)       (14,795)        (4,627)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,743,861      1,548,725      2,540,456      3,481,266        492,360        418,023
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      EQUITY                        FEDERATED                      FEDERATED
                                                 INCOME PORTFOLIO             HIGH YIELD PORTFOLIO             STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,943,734      4,657,550        606,746        244,415        549,731        259,805
Accumulation units purchased and
  transferred from other funding options .     3,898,853      5,892,288        314,772        372,706          9,619        303,096
Accumulation units redeemed and
  transferred to other funding options ...    (1,158,026)      (606,104)       (77,558)       (10,375)      (174,192)       (13,170)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    12,684,561      9,943,734        843,960        606,746        385,158        549,731
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                      MANAGED                       MANAGED
                                                     LARGE CAP                  ALLOCATION SERIES:            ALLOCATION SERIES:
                                                     PORTFOLIO                 AGGRESSIVE PORTFOLIO         CONSERVATIVE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     2,476,350      1,541,035             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       611,420      1,036,376        349,697             --        166,051             --
Accumulation units redeemed and
  transferred to other funding options ...      (579,313)      (101,061)           (29)            --           (107)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,508,457      2,476,350        349,668             --        165,944             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                     MANAGED                        MANAGED
                                                      MANAGED                  ALLOCATION SERIES:             ALLOCATION SERIES:
                                                ALLOCATION SERIES:            MODERATE-AGGRESSIVE           MODERATE-CONSERVATIVE
                                                MODERATE PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       719,656             --        753,068             --         83,312             --
Accumulation units redeemed and
  transferred to other funding options ...        (2,303)            --         (2,217)            --             (4)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       717,353             --        750,851             --         83,308             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                       MERCURY
                                                     LARGE CAP                     MFS EMERGING                   MFS MID CAP
                                                   CORE PORTFOLIO                GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,574,881      1,136,190      1,513,051        904,617        515,301        228,470
Accumulation units purchased and
  transferred from other funding options .       501,761        555,055        152,898        783,466      2,001,421        297,996
Accumulation units redeemed and
  transferred to other funding options ...      (379,505)      (116,364)    (1,665,949)      (175,032)      (279,205)       (11,165)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,697,137      1,574,881             --      1,513,051      2,237,517        515,301
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                  MONDRIAN
                                                      MFS TOTAL                     MFS VALUE                  INTERNATIONAL
                                                  RETURN PORTFOLIO                  PORTFOLIO                 STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    28,352,683     12,165,881        517,832             --      2,243,351        204,555
Accumulation units purchased and
  transferred from other funding options .    13,417,680     17,776,759      2,738,956        520,538      1,676,277      2,174,705
Accumulation units redeemed and
  transferred to other funding options ...    (3,270,890)    (1,589,957)      (210,273)        (2,706)      (171,582)      (135,909)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    38,499,473     28,352,683      3,046,515        517,832      3,748,046      2,243,351
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     PIONEER FUND                PIONEER MID CAP               PIONEER STRATEGIC
                                                      PORTFOLIO                  VALUE PORTFOLIO                INCOME PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       962,468        123,110             --             --      2,605,767             --
Accumulation units purchased and
  transferred from other funding options .       716,673        847,395         23,584             --      7,091,485      2,649,031
Accumulation units redeemed and
  transferred to other funding options ...       (42,204)        (8,037)            --             --       (403,868)       (43,264)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,636,937        962,468         23,584             --      9,293,384      2,605,767
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                STYLE FOCUS SERIES:            STYLE FOCUS SERIES:
                                                  STRATEGIC EQUITY                  SMALL CAP                      SMALL CAP
                                                     PORTFOLIO                   GROWTH PORTFOLIO               VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,164,144        931,583             --             --             --             --
Accumulation units purchased and
  transferred from other funding options .       225,457        343,133         40,326             --         47,349             --
Accumulation units redeemed and
  transferred to other funding options ...      (118,205)      (110,572)          (216)            --           (101)            --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     1,271,396      1,164,144         40,110             --         47,248             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                   TRAVELERS MANAGED            TRAVELERS QUALITY               U.S. GOVERNMENT
                                                   INCOME PORTFOLIO              BOND PORTFOLIO              SECURITIES PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    13,936,903      6,485,395      1,133,326        797,426         64,862             --
Accumulation units purchased and
  transferred from other funding options .     4,531,528      8,326,940        258,046        665,075        188,010         64,864
Accumulation units redeemed and
  transferred to other funding options ...    (1,888,138)      (875,432)       (88,888)      (329,175)        (6,754)            (2)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    16,580,293     13,936,903      1,302,484      1,133,326        246,118         64,862
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SB ADJUSTABLE                 SMITH BARNEY
                                                      VAN KAMPEN             RATE INCOME PORTFOLIO -              AGGRESSIVE
                                                 ENTERPRISE PORTFOLIO             CLASS I SHARES               GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....       587,054        459,920      3,522,969        124,744     30,449,905     12,816,597
Accumulation units purchased and
  transferred from other funding options .       330,260        308,486      2,994,347      3,432,114      9,759,434     19,334,973
Accumulation units redeemed and
  transferred to other funding options ...       (52,313)      (181,352)      (740,295)       (33,889)    (3,531,193)    (1,701,665)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........       865,001        587,054      5,777,021      3,522,969     36,678,146     30,449,905
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    SMITH BARNEY                   SMITH BARNEY                 SMITH BARNEY
                                                    HIGH INCOME               INTERNATIONAL ALL CAP              LARGE CAP
                                                     PORTFOLIO                   GROWTH PORTFOLIO             VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....    13,169,344      6,560,243        285,353        372,006        999,272      1,034,682
Accumulation units purchased and
  transferred from other funding options .     4,973,934      7,731,275          6,385          5,893            784         61,206
Accumulation units redeemed and
  transferred to other funding options ...    (1,744,524)    (1,122,174)       (25,082)       (92,546)       (63,383)       (96,616)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    16,398,754     13,169,344        266,656        285,353        936,673        999,272
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                 SMITH BARNEY LARGE                SMITH BARNEY
                                                   CAPITALIZATION                    MID CAP                    SMITH BARNEY
                                                  GROWTH PORTFOLIO                CORE PORTFOLIO           MONEY MARKET PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     9,795,543      4,886,041      6,915,709      3,514,357     12,976,962      7,924,823
Accumulation units purchased and
  transferred from other funding options .     2,506,776      5,962,460      1,437,333      3,845,783     10,445,051     20,860,747
Accumulation units redeemed and
  transferred to other funding options ...    (1,471,031)    (1,052,958)      (849,945)      (444,431)   (12,350,899)   (15,808,608)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........    10,831,288      9,795,543      7,503,097      6,915,709     11,071,114     12,976,962
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                  EMERGING
                                                  SOCIAL AWARENESS             COMSTOCK PORTFOLIO -          GROWTH PORTFOLIO -
                                                  STOCK PORTFOLIO                CLASS II SHARES               CLASS I SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....        40,480             --        954,914        561,423      1,091,554        885,783
Accumulation units purchased and
  transferred from other funding options .         4,184         40,480        798,345        561,717        171,508        304,331
Accumulation units redeemed and
  transferred to other funding options ...            --             --       (204,654)      (168,226)      (177,411)       (98,560)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........        44,664         40,480      1,548,605        954,914      1,085,651      1,091,554
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SMITH BARNEY
                                               ENTERPRISE PORTFOLIO -            SMALL CAP GROWTH         CONTRAFUND(R) PORTFOLIO -
                                                  CLASS II SHARES            OPPORTUNITIES PORTFOLIO          SERVICE CLASS
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....         3,722          2,000      2,132,516        784,104      8,850,707      3,369,856
Accumulation units purchased and
  transferred from other funding options .        (2,000)         2,827        637,585      1,457,836      9,036,928      5,899,460
Accumulation units redeemed and
  transferred to other funding options ...            --         (1,105)      (271,885)      (109,424)      (858,505)      (418,609)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........         1,722          3,722      2,498,216      2,132,516     17,029,130      8,850,707
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                               DYNAMIC CAPITAL
                                              CONTRAFUND(R) PORTFOLIO -     APPRECIATION PORTFOLIO -        MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2              SERVICE CLASS 2                SERVICE CLASS 2
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation units beginning of year .....     1,252,888        641,586        139,952         75,368      8,720,999      2,962,912
Accumulation units purchased and
  transferred from other funding options .       972,630        672,033        (55,935)        85,061      6,497,216      6,287,641
Accumulation units redeemed and
  transferred to other funding options ...      (125,584)       (60,731)        (7,786)       (20,477)    (1,552,611)      (529,554)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year ...........     2,099,934      1,252,888         76,231        139,952     13,665,604      8,720,999
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                             DELOITTE AND TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

SEP9 (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                                   VINTAGE II
                             VINTAGE II (SERIES II)


                       STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415



MIC-Book-03-85                                                          May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


      (1)   Statement of Assets and Liabilities as of December 31, 2005

      (2)   Statement of Operations for the year ended December 31, 2005

      (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004

      (4)   Statement of Investments as of December 31, 2005

      (5)   Notes to Financial Statements



      The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:


      (1) Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003

      (2)   Consolidated Balance Sheets as of December 31, 2005 and 2004

      (3) Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003

      (4) Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

      (5)   Notes to Consolidated Financial Statements

      (6)   Financial Statement Schedules


(b)    Exhibits


EXHIBIT
NUMBER      DESCRIPTION
 1.         Resolution of The Travelers Insurance Company Board of
            Directors authorizing the establishment of the Registrant.
            (Incorporated herein by reference to Exhibit 1 to the
            Registration Statement on Form N-4, File No. 333-82009, filed
            June 30, 1999.)

 2.         Not Applicable.

 3(a).      Distribution and Principal Underwriting Agreement among the
            Registrant, The Travelers Insurance Company and Travelers
            Distribution LLC (Incorporated herein by reference to Exhibit
            3(a) to Post Effective Amendment No. 4 to the Registration
            Statement on Form N-4, File No. 333-58783 filed February 26,
            2001.)

 3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration
            Statement on Form N-4, File No. 033-65343 filed April 6,
            2006.)

 4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File
            No. 333-82009, filed on September 29, 1999.)

 4(b).      Vintage Annuity Contract. (Incorporated herein by reference to
            Exhibit 4(b) to Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-4, File No. 333-82009 filed
            June 9, 2003.)

 4(c). Death Benefit Endorsement A. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-4, File No. 333-82009 filed
            June 9, 2003.)

 4(d). Death Benefit Endorsement B. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-4, File No. 333-82009 filed
            June 9, 2003.)

 4(e).      Deferred Annual Step-Up Death Benefit Endorsement.
            (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 4(f). Enhanced Stepped-Up Provision Rider. (Incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 4(g). Spousal Continuation Rider. (Incorporated herein by reference to Exhibit 4(g) to Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-4, File No. 333-82009 filed
            June 9, 2003.)

 4(h).      Cash Loan Rider. (Incorporated herein by reference to Exhibit
            4(h) to Post-Effective Amendment No. 5 to the Registration
            Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 4(i). Beneficiary Rider. (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-4, File No. 333-82009 filed
            June 9, 2003.)

 4(j). Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 4(j)(1). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment
            No. 4 to the Registration Statement on Form N-4, file No.
            333-101778, Filed November 19, 2004.)

 4(k). Fixed Account Interest Rate Endorsement. (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 4(l).      Company Name Change Endorsement The Travelers Insurance
            Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the
            Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

 4(m).      Roth 401 Endorsement. (Incorporated herein by reference to
            Exhibit 4(d) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration
            Statement on Form N-4, File No. 033-65343 filed April 6, 2006.

 4(n).      Roth 403(b) Endorsement. (Incorporated herein by reference to
            Exhibit 4(e) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities to the Registration
            Statement on Form N-4, File No. 033-65343 filed April 6, 2006.

 5(a). Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

 5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
            The Travelers Fund ABD for Variable Annuities to the
            Registration Statement on Form N-4, File No. 033-65343 filed
            April 6, 2006.)

 6(a).      Charter of The Travelers Insurance Company, as amended on
            October 19, 1994. (Incorporated herein by reference to Exhibit
            6(a) to the Registration Statement on Form N-4, File No.
            333-40193, filed November 13, 1998.)

 6(b).      By-Laws of The Travelers Insurance Company, as amended on
            October 20, 1994. (Incorporated herein by reference to Exhibit
            6(b) to the Registration Statement on Form N-4, File No.
            333-40193, filed November 13, 1998.)

 6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1,
            2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4, File
            No. 033-65343 filed April 6, 2006.)

 7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

 8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).

 8(b).      Participation Agreement Among Metropolitan Series Fund, Inc.,
            MetLife Advisers, LLC, Metropolitan Life Insurance Company,
            The Travelers Insurance Company and The Travelers Life and
            Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
            Amendment No. 14 to The Travelers Fund ABD for Variable
            Annuities Registration Statement on Form N-4, File No.
            033-65343 filed April 6, 2006.)

 8(c).      Participation Agreement Among Met Investors Series Trust, Met
            Investors Advisory, LLC, MetLife Investors Distribution
            Company, The Travelers Insurance Company and The Travelers
            Life and Annuity Company effective November 1, 2005.
            (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
            Variable Annuities Registration Statement on Form N-4, File
            No. 033-65343 filed April 6, 2006.)

 9(a). Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82009, filed June 30, 1999.)

 9(b) Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-82009 filed June 9, 2003.)

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting
            Firm. Filed herewith.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered
            Public Accounting Firm. Filed herewith.

 15.        Power of Attorney authorizing Michele H. Abate, Thomas S.
            Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
            Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
            Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
            Jr. (Incorporated herein by reference to Post-Effective
            Amendment No. 10 to the TIC Separate Account Eleven for
            Variable Annuities Registration Statement on Form N-4, File
            No. 333-101778, filed September 20, 2005.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Insurance Company
      One Cityplace
      Hartford, CT  06103-3415

NAME AND PRINCIPAL                              POSITIONS AND OFFICES
BUSINESS ADDRESS                                WITH INSURANCE COMPANY
----------------                                ----------------------
C. Robert Henrikson                             Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.                           Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                                   Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian                             Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb                               Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                                   Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell                              Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie                                Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.                        Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi                                Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson                           Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                                   Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash                                 Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata                            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Vincent Cirulli                                 Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                                Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                             Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta                               Vice President
10 Park Avenue
Morristown, NJ 07962

S. Peter Headley                                Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

C. Scott Inglis                                 Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan                                Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                               Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair                                 Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman                                  Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo                               Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                               Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                                  Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                               Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal                           Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy                                Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                                    Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth                              Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                               Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Insurance Company under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2006, there were 541 qualified contracts and 734 non-qualified contracts of Vintage II, and there were 2,101 qualified contracts and 1,697 non-qualified contracts of Vintage II (Series II) offered by the Registrant.


ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC
      One Cityplace
      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.

NAME AND PRINCIPAL                                 POSITIONS AND OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
----------------                                   ----------------
Leslie Sutherland                                  President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                                   Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                               Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                                Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                                    Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                                 Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                                 Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                                   Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                                   Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                              Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                                 Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                                   Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                                 Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



            (1)                              (2)                  (3)                    (4)                   (5)
                                      Net Underwriting
                                       Discounts and        Compensation On
Name of Principal Underwriter           Commissions            Redemption       Brokerage Commissions  Other Compensation
-----------------------------         ----------------      ---------------     ---------------------  ------------------
Travelers Distribution LLC              $132,588,671               $0                       $0                $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Insurance Company
      One Cityplace
      Hartford, Connecticut  06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Boston, and State of Massachusetts, on this 5th day of April, 2006.

           THE TRAVELERS SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 5th day of April, 2006.


*C. ROBERT HENRIKSON                 Director, Chairman, President and
------------------------------       Chief Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                    Senior Vice President and Chief Financial
------------------------------       Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.            Senior Vice President and Chief Accounting
------------------------------       Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.               Director
------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                       Director
------------------------------
(Lisa M. Weber)

By:   /s/ Michele H. Abate
      --------------------
      Michele H. Abate, Attorney-in-Fact

* The Travelers Insurance Company. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 10 to the TIC Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005.

                                  EXHIBIT INDEX

10(a) Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
      Firm.